Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Alabama Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.7%
Alabama 97.3%
Alabama Community College System , Bishop State Community College , Revenue ,
2019 , BAM Insured , 4% , 1/01/49 ...................................... $ 2,000,000 $ 2,251,360
Alabama Federal Aid Highway Finance Authority , Revenue , 2017A , 5% , 6/01/37 ....
4,130,000 5,098,857
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,471,300
Anniston Public Building Authority , Revenue , 2011 , Pre-Refunded , AGM Insured , 5% ,
3/01/43 ......................................................... 4,120,000 4,267,578
Auburn University , Revenue , 2015A , Refunding , 5% , 6/01/33 ...................
2,500,000 2,936,850
Baldwin County Board of Education ,
Revenue, 2012, Pre-Refunded, 5%, 6/01/24 .............................. 2,605,000 2,853,022
Revenue, 2012, Pre-Refunded, 5%, 6/01/26 .............................. 2,870,000 3,143,253
Revenue, 2012, Pre-Refunded, 5%, 6/01/27 .............................. 3,015,000 3,302,058
Bessemer Governmental Utility Services Corp. , Revenue , 2017 , Refunding , BAM
Insured , 5% , 6/01/39 ............................................... 6,000,000 7,249,920
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 10,000,000 11,019,400
Calhoun County Board of Education , Special Tax , 2016 , BAM Insured , 5% , 2/01/46 ..
6,000,000 6,877,800
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative, Revenue, 2010 A, Refunding, AGC Insured, 5%,
8/01/30 ........................................................ 5,250,000 5,287,012
PowerSouth Energy Cooperative, Revenue, 2010 A, Refunding, AGC Insured, 5%,
8/01/37 ........................................................ 5,000,000 5,031,400
City of Bessemer , Water , Revenue , 2017 , Refunding , AGM Insured , 5% , 1/01/47 ....
2,590,000 3,024,550
City of Birmingham , GO , 2013-A , 5% , 3/01/43 ..............................
5,000,000 5,506,250
City of Homewood , GO , 2012 , Pre-Refunded , 5% , 9/01/42 ....................
4,000,000 4,433,160
City of Huntsville ,
GO, 2018-B, 5%, 5/01/38 ............................................ 4,775,000 5,953,900
Water, Revenue, 2015, 5%, 11/01/35 ................................... 4,000,000 4,716,640
City of Madison , GO , 2015A , Refunding , 5% , 4/01/37 ........................
2,590,000 3,067,130
City of Oxford , GO , 2012 C , Pre-Refunded , 5% , 10/01/29 .....................
1,435,000 1,594,357
City of Pelham , GO , 2014 , 5% , 2/01/34 ...................................
2,635,000 3,010,804
City of Phenix City ,
GO, 2014A, 5%, 8/01/43 ............................................ 3,000,000 3,343,200
Water & Sewer, Revenue, 2010 A, AGM Insured, 5%, 8/15/40 ................ 2,000,000 2,019,520
City of Trussville ,
GO, 2014B, Pre-Refunded, 5%, 10/01/39 ................................ 1,105,000 1,276,175
GO, 2014B, 5%, 10/01/39 ........................................... 1,895,000 2,140,706
GO, 2018A, 4%, 8/01/41 ............................................ 3,000,000 3,445,680
Cullman Utilities Board Water Division , Revenue , 2011 , AGM Insured , 5% , 9/01/41 ..
3,000,000 3,029,130
DCH Healthcare Authority , Revenue , 2015 , Refunding , 5% , 6/01/36 ..............
2,000,000 2,233,860
East Alabama Health Care Authority (The) , Revenue , 2018A , 5% , 9/01/41 .........
3,000,000 3,346,110
Homewood Educational Building Authority ,
Samford University, Revenue, 2013A, Pre-Refunded, AGM Insured, 5%, 12/01/41 . 10,000,000 11,176,400
Samford University, Revenue, 2019 A, Refunding, 4%, 12/01/49 ............... 2,500,000 2,600,800

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 140.
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Obligated Group , Revenue , 2016A , 5% , 2/01/41 ........................... $ 3,000,000 $ 3,305,670
Jacksonville State University , Revenue , 2017 , Refunding , AGM Insured , 5% , 12/01/36
5,000,000 6,141,100
Limestone County Water & Sewer Authority , Revenue , 2015-B , Pre-Refunded , BAM
Insured , 5% , 12/01/43 .............................................. 5,920,000 6,738,618
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ...............
3,000,000 3,488,550
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 .....
4,610,000 5,533,613
Marshall County Board of Education , Special Tax , 2016 , AGM Insured , 4% , 3/01/41 ..
1,000,000 1,090,910
Morgan County Board of Education ,
Revenue, 2012, Pre-Refunded, 5%, 3/01/35 .............................. 4,300,000 4,738,514
Revenue, 2012, 5%, 3/01/35 ......................................... 2,720,000 2,953,947
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................
2,000,000 2,254,120
Selma Industrial Development Board ,
International Paper Co., Revenue, 2010A, 5.8%, 5/01/34 .................... 3,000,000 3,009,270
International Paper Co., Revenue, 2011A, 5.375%, 12/01/35 ................. 3,000,000 3,113,400
State of Alabama , Docks Department , Revenue , 2010 , Pre-Refunded , 6% , 10/01/40 .
3,000,000 3,057,450
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,384,860
Troy Public Educational Building Authority ,
Troy City Schools, Revenue, 2011, Pre-Refunded, AGM Insured, 5.25%, 12/01/40 . 1,705,000 1,747,506
Troy City Schools, Revenue, 2011, AGM Insured, 5.25%, 12/01/40 ............. 295,000 300,814
Tuscaloosa City Board of Education , Revenue , 2016 , 5% , 8/01/41 ...............
4,000,000 4,746,880
Tuscaloosa County Board of Education , Special Tax , 2017 , 4% , 2/01/47 ..........
5,000,000 5,491,900
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 6,079,000
University of Alabama (The) ,
Revenue, 2013-D2, 5%, 10/01/37 ...................................... 7,520,000 8,416,234
Revenue, 2018 B2, 5%, 9/01/48 ....................................... 5,000,000 6,106,700
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 ....
2,500,000 3,028,875
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
2,000,000 2,415,680
Water Works Board of the City of Birmingham (The) ,
Revenue, 2013B, Pre-Refunded, 5%, 1/01/43 ............................. 3,745,000 4,205,373
Revenue, 2016 B, Refunding, 5%, 1/01/43 ............................... 10,000,000 11,869,900
Revenue, Senior Lien, 2016 A, Refunding, 4%, 1/01/35 ..................... 4,000,000 4,578,600
235,505,666
U.S. Territories 0.4%
Guam 0.4%
a
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,000,000 1,107,700
Total Municipal Bonds (Cost $219,675,808) .....................................
236,613,366
a a a a
a
Total Investments (Cost $219,675,808) 97.7% ...................................
$236,613,366
Other Assets, less Liabilities 2.3% .............................................
5,500,026
Net Assets 100.0% ...........................................................
$242,113,392
a
Security purchased on a when-issued basis.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Arizona Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.8%
Arizona 95.5%
Arizona Board of Regents , University of Arizona (The) , COP , 2012C , Refunding , 5% ,
6/01/31 ......................................................... $ 7,025,000 $ 7,583,277
Arizona Department of Transportation State Highway Fund ,
Revenue, 2011A, Pre-Refunded, 5%, 7/01/36 ............................. 10,000,000 10,523,400
Revenue, 2015, Refunding, 5%, 7/01/31 ................................. 10,000,000 11,671,400
Revenue, 2016, Refunding, 5%, 7/01/36 ................................. 8,680,000 10,464,087
Arizona Health Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2011 B-2, AGM Insured, 5%,
3/01/41 ........................................................ 5,000,000 5,092,100
CommonSpirit Health Obligated Group, Revenue, B-1, 5.25%, 3/01/39 .......... 10,000,000 10,170,900
Phoenix Children's Hospital Obligated Group, Revenue, 2012 A, Refunding, 5%,
2/01/42 ........................................................ 8,000,000 8,288,960
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2014A, Refunding, 5%,
12/01/39 ....................................................... 15,000,000 16,340,850
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2014A, Refunding, 5%,
12/01/42 ....................................................... 9,535,000 10,358,824
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group, Revenue, 2017A, 5%, 7/01/42 ... 2,045,000 2,332,977
Academies of Math & Science Obligated Group, Revenue, 2017A, 5%, 7/01/51 ... 1,080,000 1,221,523
Arizona Agribusiness and Equine Center, Inc., Revenue, 2017 A, 5%, 3/01/48 .... 1,555,000 1,779,185
BASIS Schools, Inc. Obligated Group, Revenue, 2017 F, Refunding, 5%, 7/01/47 .. 3,350,000 3,795,617
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/38 ....................................................... 1,630,000 1,954,957
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/39 ....................................................... 1,000,000 1,196,570
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/44 ....................................................... 6,645,000 7,835,651
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 4%,
11/01/49 ....................................................... 5,115,000 5,381,440
Great Lakes Senior Living Communities LLC, Revenue, 2019A, 5%, 1/01/38 ..... 1,175,000 1,158,738
Great Lakes Senior Living Communities LLC, Revenue, 2019A, 5%, 1/01/43 ..... 575,000 552,414
Great Lakes Senior Living Communities LLC, Revenue, 2019A, 5%, 1/01/54 ..... 2,625,000 2,447,576
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019B, 5%,
1/01/36 ........................................................ 1,105,000 1,078,093
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019B, 5%,
1/01/43 ........................................................ 1,000,000 930,860
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019B, 5%,
1/01/49 ........................................................ 1,500,000 1,356,585
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019B, 5.125%,
1/01/54 ........................................................ 1,000,000 910,200
Provident Group-NCCU Properties LLC, Revenue, 2019A, BAM Insured, 5%, 6/01/49 3,095,000 3,569,587
Provident Group-NCCU Properties LLC, Revenue, 2019A, BAM Insured, 5%, 6/01/54 3,240,000 3,721,335
Arizona Sports & Tourism Authority , Revenue , 2012 A , Refunding , 5% , 7/01/36 .....
3,160,000 3,389,890
Arizona State University ,
Revenue, 2014, 5%, 8/01/33 ......................................... 2,200,000 2,528,152
Revenue, 2014, 5%, 8/01/34 ......................................... 3,320,000 3,807,077
Revenue, 2014, 5%, 8/01/44 ......................................... 4,145,000 4,680,451
Revenue, 2015 D, 5%, 7/01/41 ........................................ 5,000,000 5,801,250
Revenue, 2015 D, 5%, 7/01/46 ........................................ 5,000,000 5,768,300
Revenue, 2015B, Refunding, 5%, 7/01/41 ............................... 14,070,000 16,324,718
Revenue, 2016 B, 5%, 7/01/42 ........................................ 2,000,000 2,376,680
Revenue, 2016 C, 5%, 7/01/46 ........................................ 10,000,000 11,822,800
Revenue, 2017 B, Refunding, 5%, 7/01/43 ............................... 4,005,000 4,867,717
Revenue, 2019A, 5%, 7/01/43 ........................................ 2,100,000 2,658,264

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Central Arizona Water Conservation District , Revenue , 2016 , 5% , 1/01/34 .........
$ 1,000,000 $ 1,215,610
City of El Mirage , GO , 2012 , AGM Insured , 5% , 7/01/42 .......................
2,200,000 2,384,162
City of Goodyear ,
Water & Sewer, Revenue, Sub. Lien, 2011, Pre-Refunded, AGM Insured, 5.25%,
7/01/31 ........................................................ 1,000,000 1,054,480
Water & Sewer, Revenue, Sub. Lien, 2011, Pre-Refunded, AGM Insured, 5.5%,
7/01/41 ........................................................ 1,500,000 1,585,770
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, AGM Insured, 4%, 7/01/39 . 600,000 691,290
Water & Sewer, Revenue, Sub. Lien, 2020, AGM Insured, 4%, 7/01/40 .......... 650,000 756,073
Water & Sewer, Revenue, Sub. Lien, 2020, AGM Insured, 4%, 7/01/45 .......... 8,700,000 9,999,345
City of Lake Havasu City ,
Wastewater System, Revenue, 2015B, Refunding, AGM Insured, 5%, 7/01/40 .... 15,000,000 17,669,700
Wastewater System, Revenue, 2015B, Refunding, AGM Insured, 5%, 7/01/43 .... 9,155,000 10,740,097
City of Mesa ,
Utility System, Revenue, 2018, 5%, 7/01/32 .............................. 1,000,000 1,290,050
Utility System, Revenue, 2018, 5%, 7/01/34 .............................. 1,265,000 1,612,015
Utility System, Revenue, 2018, 4%, 7/01/38 .............................. 1,425,000 1,664,528
Utility System, Revenue, 2018, 4%, 7/01/39 .............................. 6,135,000 7,147,398
Utility System, Revenue, 2018, 5%, 7/01/42 .............................. 15,000,000 18,602,400
Utility System, Revenue, 2019A, 5%, 7/01/43 ............................. 10,000,000 12,648,800
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, 2017 A, 5%, 7/01/42 .................................. 15,090,000 17,142,391
Airport, Revenue, Junior Lien, 2010A, Pre-Refunded, 5%, 7/01/40 ............. 10,000,000 10,038,800
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 20,570,000 22,072,021
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/44 ........................ 8,500,000 9,823,535
Airport, Revenue, Senior Lien, 2018, 5%, 7/01/48 .......................... 5,000,000 5,699,650
City of Phoenix, Revenue, 2019 A, 5%, 7/01/45 ........................... 10,000,000 11,259,000
Excise Tax, Revenue, 2015A, Refunding, 5%, 7/01/41 ...................... 10,000,000 11,801,300
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/27 ........................................................ 3,945,000 5,076,466
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/28 ........................................................ 2,000,000 2,640,160
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/29 ........................................................ 2,000,000 2,699,460
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/36 ........................................................ 5,000,000 7,465,900
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/37 ........................................................ 7,000,000 10,573,080
Wastewater, Revenue, Junior Lien, 2018A, 5%, 7/01/37 ..................... 1,000,000 1,263,940
Wastewater, Revenue, Junior Lien, 2018A, 4%, 7/01/39 ..................... 5,000,000 5,804,700
Water System, Revenue, Junior Lien, 2014A, 5%, 7/01/39 ................... 10,000,000 11,549,400
Water System, Revenue, Junior Lien, 2016, Refunding, 5%, 7/01/39 ............ 5,000,000 6,037,400
Water System, Revenue, Junior Lien, 2020 B, 5%, 7/01/44 ................... 5,000,000 6,546,500
City of Tempe , Revenue , 2011A , Pre-Refunded , 5% , 7/01/31 ...................
2,325,000 2,446,690
City of Tucson , Water System , Revenue , 2011 , Pre-Refunded , 5% , 7/01/32 ........
5,000,000 5,261,700
County of Maricopa , Banner Health Obligated Group , Revenue , 2005 , Pre-Refunded ,
5% , 4/01/35 ...................................................... 12,090,000 14,217,115
Glendale Industrial Development Authority , Midwestern University , Revenue , 2007 ,
Refunding , 5% , 5/15/31 ............................................. 3,455,000 3,602,183
Glendale Municipal Property Corp. ,
Revenue, Refunding, 5%, 7/01/38 ..................................... 18,530,000 20,428,954
Industrial Development Authority of the City of Phoenix (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/44 ...... 1,000,000 994,420
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/49 ...... 3,325,000 3,274,726
Downtown Phoenix Student Housing LLC, Revenue, 2018A, Refunding, 5%, 7/01/33 600,000 616,428

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Industrial Development Authority of the City of Phoenix (The), (continued)
Downtown Phoenix Student Housing LLC, Revenue, 2018A, Refunding, 5%, 7/01/37 $ 2,000,000 $ 2,030,460
Downtown Phoenix Student Housing LLC, Revenue, 2018A, Refunding, 5%, 7/01/42 7,800,000 7,900,542
GreatHearts Arizona, Revenue, 2016 A, Refunding, 5%, 7/01/36 ............... 4,065,000 4,338,575
GreatHearts Arizona, Revenue, 2016 A, Refunding, 5%, 7/01/41 ............... 1,225,000 1,295,523
GreatHearts Arizona, Revenue, 2016 A, Refunding, 5%, 7/01/46 ............... 1,335,000 1,403,966
JMF- Higley 2012 LLC, Revenue, 2012, 5%, 12/01/34 ....................... 1,355,000 1,491,042
JMF- Higley 2012 LLC, Revenue, 2012, 5%, 12/01/39 ....................... 5,610,000 6,148,392
Vista College Preparatory Obligated Group, Revenue, 2018A, 5%, 7/01/48 ....... 1,000,000 1,158,560
Industrial Development Authority of the County of Pima (The) ,
Christian Care Tucson, Inc., Revenue, 2017C, 5%, 12/15/47 ................. 3,840,000 4,094,861
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017A, Refunding, 5%, 12/15/32 1,765,000 1,919,596
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017A, Refunding, 5%, 6/15/37 2,240,000 2,412,010
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/34 ............................................ 4,250,000 4,883,930
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/36 ............................................ 1,310,000 1,495,614
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/38 ............................................ 1,510,000 1,675,828
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 5%, 8/01/39 ............................................ 1,350,000 1,609,133
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/43 ............................................ 3,000,000 3,262,650
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... 1,000,000 1,236,780
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 9,630,000 10,363,324
Banner Health Obligated Group, Revenue, A, 5%, 1/01/41 ................... 37,590,000 44,341,916
Christian Care Obligated Group, Revenue, 2016A, Refunding, 5%, 1/01/36 ...... 5,000,000 5,578,100
Christian Care Obligated Group, Revenue, 2016C, 5%, 1/01/40 ............... 9,840,000 10,915,414
Creighton University, Revenue, 2020, 5%, 7/01/47 ......................... 13,000,000 14,759,550
Creighton University, Revenue, 2020, 4%, 7/01/50 ......................... 1,695,000 1,758,359
GreatHearts Arizona Obligated Group, Revenue, 2017A, Refunding, 5%, 7/01/37 .. 1,000,000 1,170,000
GreatHearts Arizona Obligated Group, Revenue, 2017A, Refunding, 5%, 7/01/52 .. 1,000,000 1,145,480
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/37 ................ 1,000,000 1,211,440
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/50 ................ 1,465,000 1,731,630
Legacy Traditional School Obligated Group, Revenue, 2019 A, Refunding, 5%,
7/01/49 ........................................................ 3,920,000 4,559,156
Reid Traditional Schools Painted Rock Academy, Revenue, 2016, 5%, 7/01/36 .... 1,120,000 1,218,918
Reid Traditional Schools Painted Rock Academy, Revenue, 2016, 5%, 7/01/47 .... 3,325,000 3,555,090
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2019A, Refunding, 5%,
9/01/37 ........................................................ 4,025,000 4,752,841
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2019A, Refunding, 5%,
9/01/42 ........................................................ 4,000,000 4,650,800
Western IB Hunt Groves LP, Revenue, 2001A-1, AMBAC Insured, 5.3%, 12/01/22 . 700,000 700,644
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 B, Refunding, 3.6%, 4/01/40 ............. 13,500,000 14,085,090
El Paso Electric Co., Revenue, 2012 A, Refunding, 4.5%, 8/01/42 ............. 10,000,000 10,284,900
Public Service Co. of New Mexico, Revenue, 2003A, Refunding, 6.25%, 1/01/38 .. 5,000,000 5,047,100
Southern California Edison Co., Revenue, 2000 B, Refunding, 5%, 6/01/35 ...... 14,745,000 14,781,273
Maricopa County School District No. 83-Cartwright Elementary , GO , 2011A , AGM
Insured , 5.375% , 7/01/30 ............................................ 5,415,000 5,701,345
Maricopa County Unified School District No. 11-Peoria ,
GO, 2013, 5%, 7/01/31 ............................................. 5,100,000 5,766,978
GO, 2018, BAM Insured, 5%, 7/01/33 ................................... 1,000,000 1,245,390

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Unified School District No. 95 Queen Creek ,
GO, 2018, 5%, 7/01/33 ............................................. $ 500,000 $ 602,680
GO, 2018, 5%, 7/01/37 ............................................. 1,200,000 1,432,380
McAllister Academic Village LLC ,
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/33 ............ 2,000,000 2,417,780
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/38 ............ 2,000,000 2,378,540
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/39 ............ 1,000,000 1,186,890
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,229,670
Northern Arizona University ,
Revenue, 2013, 5%, 8/01/26 ......................................... 2,380,000 2,596,842
Revenue, 2014, Pre-Refunded, 5%, 6/01/40 .............................. 2,820,000 3,337,583
Revenue, 2014, 5%, 6/01/40 ......................................... 4,545,000 4,989,228
Revenue, 2014, Pre-Refunded, 5%, 6/01/44 .............................. 8,005,000 9,456,787
Revenue, 2020 B, Refunding, BAM Insured, 5%, 6/01/38 .................... 4,000,000 5,100,800
Revenue, 2020 B, Refunding, BAM Insured, 5%, 6/01/39 .................... 1,355,000 1,722,435
Pima County Unified School District No. 20 Vail , GO , 2016 , Refunding , BAM Insured ,
5% , 7/01/36 ...................................................... 3,305,000 4,031,604
Pima County Unified School District No. 30 Sahuarita ,
GO, 2017, BAM Insured, 5%, 7/01/33 ................................... 2,665,000 3,298,684
GO, 2017, BAM Insured, 5%, 7/01/34 ................................... 2,800,000 3,456,404
Pima County Unified School District No. 6 Marana ,
GO, 2017C, BAM Insured, 5%, 7/01/36 ................................. 2,385,000 2,940,061
GO, 2018-D, AGM Insured, 5%, 7/01/38 ................................. 2,500,000 3,055,750
Pinal County Community College District , Revenue , 2017 , BAM Insured , 5% , 7/01/34
1,065,000 1,304,039
Pinal County Electric District No. 3 ,
Revenue, 2011, Pre-Refunded, 5.25%, 7/01/33 ........................... 1,500,000 1,581,720
Revenue, 2011, Pre-Refunded, 5.25%, 7/01/41 ........................... 6,800,000 7,170,464
Revenue, 2016, Refunding, 5%, 7/01/35 ................................. 1,195,000 1,456,944
Salt River Project Agricultural Improvement & Power District ,
Revenue, 2012 A, Refunding, 5%, 12/01/30 .............................. 4,500,000 4,905,450
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 9,745,000 11,916,771
Revenue, 2017A, Refunding, 5%, 1/01/37 ............................... 10,000,000 12,544,700
Revenue, 2017A, Refunding, 5%, 1/01/38 ............................... 3,310,000 4,140,346
Revenue, 2017A, Refunding, 5%, 1/01/39 ............................... 5,605,000 6,992,686
Revenue, 2019 A, 5%, 1/01/47 ........................................ 5,000,000 6,431,100
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5%, 12/01/32 ....................................... 10,000,000 12,629,100
Revenue, 2007-1, 5%, 12/01/37 ....................................... 5,000,000 6,527,300
Scottsdale Municipal Property Corp. , Revenue , 2010 , Pre-Refunded , 5% , 7/01/33 ...
10,660,000 10,701,361
Student & Academic Services LLC ,
Revenue, 2014, BAM Insured, 5%, 6/01/33 .............................. 1,000,000 1,160,700
Revenue, 2014, BAM Insured, 5%, 6/01/39 .............................. 1,400,000 1,612,464
Revenue, 2014, BAM Insured, 5%, 6/01/44 .............................. 3,155,000 3,613,832
Town of Gilbert , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ......................
10,000,000 11,637,600
Town of Queen Creek ,
Excise Tax, Revenue, 2018 A, 5%, 8/01/42 ............................... 2,500,000 3,127,175
Excise Tax, Revenue, 2018 A, 5%, 8/01/47 ............................... 5,000,000 6,210,150
University Medical Center Corp. ,
Banner-University Medical Center Tucson Campus LLC, Revenue, 2011, Pre-
Refunded, 6%, 7/01/39 ............................................ 5,000,000 5,306,100
Banner-University Medical Center Tucson Campus LLC, Revenue, 2013, Pre-
Refunded, 5.625%, 7/01/36 ......................................... 5,000,000 5,804,050

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 140.
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
University of Arizona (The) ,
Revenue, 2013, Pre-Refunded, 5%, 8/01/38 .............................. $ 4,360,000 $ 5,001,792
Revenue, 2013, 5%, 8/01/38 ......................................... 5,790,000 6,440,969
Revenue, 2016, Refunding, 5%, 6/01/39 ................................. 2,750,000 3,278,385
Revenue, 2018 A, 5%, 6/01/43 ........................................ 5,000,000 6,208,300
Revenue, 2019 A, 5%, 6/01/42 ........................................ 2,000,000 2,544,360
Revenue, 2020 A, Refunding, 4%, 8/01/44 ............................... 13,945,000 15,909,014
920,213,232
U.S. Territories 1.3%
Guam 1.3%
Guam Power Authority ,
Revenue, 2014A, AGM Insured, 5%, 10/01/39 ............................ 6,490,000 7,039,833
Revenue, 2014A, AGM Insured, 5%, 10/01/44 ............................ 5,325,000 5,740,456
12,780,289
Total U.S. Territories .................................................................... 12,780,289
Total Municipal Bonds (Cost $874,535,867) .....................................
932,993,521
a a a a
Short Term Investments 1.7%
Municipal Bonds 1.7%
Arizona 1.7%
a
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 0.05% , 1/01/46 ............... 3,650,000 3,650,000
a
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.05% , 2/01/48 12,515,000 12,515,000
16,165,000
Total Municipal Bonds (Cost $16,165,000) ......................................
16,165,000
a
Total Investments (Cost $890,700,867) 98.5% ...................................
$949,158,521
Other Assets, less Liabilities 1.5% .............................................
14,885,071
Net Assets 100.0% ...........................................................
$964,043,592
a
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Colorado Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.3%
Colorado 96.1%
Adams & Weld Counties School District No. 27J Brighton , GO , 2015 , 5% , 12/01/40 ..
$ 7,500,000 $ 9,022,725
Adams 12 Five Star Schools , GO , 2016B , Refunding , 5% , 12/15/36 ..............
5,000,000 6,222,100
Adams State University ,
Revenue, 2012, Pre-Refunded, 5%, 5/15/37 .............................. 370,000 401,783
Revenue, 2012, 5%, 5/15/37 ......................................... 630,000 673,269
Revenue, 2019 A, Refunding, 4%, 5/15/42 ............................... 1,515,000 1,730,160
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,600,240
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
7,000,000 8,565,130
Arapahoe County School District No. 6 Littleton , GO , 2019A , 5.5% , 12/01/43 .......
12,980,000 16,823,897
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,217,110
Auraria Higher Education Center , Revenue , 2013A , AGM Insured , 5% , 4/01/34 .....
6,150,000 6,868,750
Board of Governors of Colorado State University System ,
Revenue, 2013A, Refunding, 5%, 3/01/43 ............................... 5,000,000 7,284,850
Revenue, Pre-Refunded, 5%, 3/01/44 .................................. 5,135,000 5,802,956
Revenue, 2015A, Pre-Refunded, 5%, 3/01/40 ............................. 3,990,000 4,848,009
Revenue, 2015A, 5%, 3/01/40 ........................................ 3,010,000 3,378,665
Revenue, 2016B, Refunding, 5%, 3/01/41 ............................... 1,000,000 1,167,710
Revenue, 2017E, Refunding, 4%, 3/01/43 ............................... 4,500,000 5,124,870
Revenue, 2019A, 5%, 3/01/49 ........................................ 4,000,000 5,067,920
Revenue, A, Refunding, 4%, 3/01/40 ................................... 5,000,000 5,742,850
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017A , 5% ,
9/15/47 ......................................................... 10,000,000 12,367,400
Boulder Valley School District No. Re-2 Boulder , GO , 2015 , 5% , 12/01/41 .........
5,000,000 5,934,500
Centennial Water & Sanitation District ,
Revenue, 2019, 5%, 12/01/43 ........................................ 3,000,000 3,783,900
Revenue, 2019, 5.25%, 12/01/48 ...................................... 6,760,000 8,577,223
City & County of Denver ,
Revenue, 2016 A, Refunding, 4%, 8/01/46 ............................... 3,500,000 3,657,360
Revenue, 2018 A-1, 5%, 8/01/48 ...................................... 5,000,000 5,899,900
Airport System, Revenue, 2013B, 5%, 11/15/43 ........................... 5,000,000 5,444,100
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/43 .................. 5,000,000 5,936,300
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/48 .................. 4,440,000 5,243,684
Airport System, Revenue, 2019 C, Refunding, 5%, 11/15/35 .................. 3,000,000 3,703,620
City of Aurora ,
Children's Hospital Colorado Obligated Group, Revenue, 2010A, 5%, 12/01/40 .... 2,500,000 2,504,625
Water, Revenue, First Lien, 2016, Refunding, 5%, 8/01/41 ................... 3,000,000 3,625,320
Water, Revenue, First Lien, 2016, Refunding, 5%, 8/01/46 ................... 5,000,000 5,986,750
City of Colorado Springs ,
Utilities System, Revenue, 2010D-1, Pre-Refunded, 5.25%, 11/15/33 ........... 5,000,000 5,114,700
Utilities System, Revenue, 2013B-1, 5%, 11/15/38 ......................... 4,000,000 4,559,480
Utilities System, Revenue, 2014A-2, 5%, 11/15/44 ......................... 5,000,000 5,854,400
Utilities System, Revenue, 2015A, Refunding, 5%, 11/15/40 .................. 3,000,000 3,587,700
Utilities System, Revenue, 2015A, Refunding, 5%, 11/15/45 .................. 2,665,000 3,163,888
Utilities System, Revenue, 2017A-2, 5%, 11/15/47 ......................... 6,000,000 7,378,740
Utilities System, Revenue, 2018 A-4, 5%, 11/15/48 ......................... 5,000,000 6,262,600
City of Commerce City , Revenue , 2016 , AGM Insured , 5% , 8/01/41 ..............
4,000,000 4,846,880
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018A , 5% , 12/01/42 ......
13,500,000 16,812,225
City of Grand Junction ,
Revenue, 2020 B, 4%, 3/01/45 ........................................ 1,500,000 1,761,345
Revenue, 2020 B, 4%, 3/01/49 ........................................ 1,240,000 1,449,622
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC, Revenue, 2010, 5%, 2/15/40 ................. 5,280,000 5,296,368

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Educational & Cultural Facilities Authority, (continued)
Union Colony Schools, Revenue, 2018, Refunding, 5%, 4/01/48 ............... $ 715,000 $ 808,787
University of Denver, Revenue, 2017, 5%, 3/01/47 ......................... 3,950,000 4,534,600
West Ridge Academy Charter School, Revenue, 2019A, Refunding, 5%, 6/01/49 .. 400,000 432,916
Colorado Health Facilities Authority ,
Adventist Health System/Sunbelt Obligated Group, Revenue, 2016A, Refunding, 4%,
11/15/41 ....................................................... 3,000,000 3,237,840
Adventist Health System/Sunbelt Obligated Group, Revenue, 2019 A, Refunding, 5%,
11/15/37 ....................................................... 5,000,000 6,026,500
Boulder Community Health, Revenue, 2010-A, 6%, 10/01/35 ................. 5,460,000 5,522,080
Boulder Community Health, Revenue, 2010-A, Pre-Refunded, 6%, 10/01/35 ...... 40,000 40,759
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 5%, 9/15/48 ........... 3,000,000 3,096,300
Children's Hospital Colorado Obligated Group, Revenue, 2016A, 5%, 12/01/44 .... 5,000,000 5,648,900
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 3,000,000 3,428,310
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/39 2,000,000 2,270,480
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 5,000,000 5,091,350
Covenant Retirement Communities Obligated Group, Revenue, 2013A, 5.75%,
12/01/36 ....................................................... 5,000,000 5,269,600
Covenant Retirement Communities Obligated Group, Revenue, 2015A, Refunding,
5%, 12/01/35 ................................................... 7,150,000 7,302,009
Covenant Retirement Communities Obligated Group, Revenue, 2018 A, 5%,
12/01/48 ....................................................... 5,000,000 5,017,150
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2012, Pre-
Refunded, 5%, 12/01/33 ........................................... 2,500,000 2,738,025
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.5%, 6/01/33 .......................................... 1,000,000 1,157,650
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.625%, 6/01/43 ......................................... 4,000,000 4,645,520
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015A, Pre-
Refunded, 5%, 6/01/40 ............................................ 4,000,000 4,905,000
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015A, Pre-
Refunded, 5%, 6/01/45 ............................................ 2,750,000 3,372,188
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2017, Pre-
Refunded, 5%, 6/01/47 ............................................ 6,000,000 7,787,280
Parkview Medical Center, Inc. Obligated Group, Revenue, 2016, 5%, 9/01/46 ..... 5,000,000 5,604,700
Sanford Obligated Group, Revenue, 2019A, Refunding, 5%, 11/01/44 ........... 10,455,000 12,071,761
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Revenue,
2019 A, Refunding, 4%, 1/01/38 ..................................... 3,660,000 4,043,568
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/40 ................ 2,000,000 2,216,900
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/45 ................ 1,000,000 1,098,340
Colorado High Performance Transportation Enterprise , Revenue , 2017 , 5% , 12/31/47
2,555,000 2,539,747
Colorado Housing and Finance Authority ,
Revenue, 2019 B-1, I, 3.15%, 10/01/44 ................................. 1,000,000 1,056,040
Revenue, 2019 B-1, I, 3.25%, 10/01/49 ................................. 1,000,000 1,054,130
Colorado Mesa University ,
Revenue, 2016, 5%, 5/15/45 ......................................... 4,000,000 4,663,880
Revenue, 2019 B, 5%, 5/15/44 ........................................ 1,000,000 1,244,570
Revenue, 2019 B, 5%, 5/15/49 ........................................ 1,565,000 1,936,734
Colorado School of Mines ,
Revenue, 2012 B, 5%, 12/01/32 ....................................... 110,000 120,643
Revenue, 2017 A, 5%, 12/01/42 ....................................... 2,450,000 2,865,446
Revenue, 2017 A, 5%, 12/01/47 ....................................... 3,000,000 3,486,630
Colorado Water Resources & Power Development Authority ,
Revenue, 2011C, 5%, 9/01/36 ........................................ 1,900,000 2,005,963
Revenue, 2013A, AGM Insured, 5%, 9/01/38 ............................. 1,210,000 1,321,005

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Commerce City , Northern Infrastructure General Improvement District , GO , 2013 ,
Refunding , AGM Insured , 5% , 12/01/31 ................................. $ 2,040,000 $ 2,266,787
Consolidated Bell Mountain Ranch Metropolitan District , GO , 2010 , Pre-Refunded ,
AGM Insured , 5% , 12/01/39 .......................................... 3,160,000 3,234,070
County of Pueblo , COP , 2012 , AGM Insured , 5% , 9/15/42 .....................
10,000,000 10,889,600
Denver City & County School District No. 1 ,
COP, 2013C, 5%, 12/15/30 .......................................... 4,000,000 4,603,600
COP, 2020 A, 5%, 12/01/42 .......................................... 2,000,000 2,599,640
GO, 2017, 5%, 12/01/41 ............................................. 12,440,000 15,178,293
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 10,158,669
Denver Health & Hospital Authority ,
COP, 2018, 5%, 12/01/48 ............................................ 5,255,000 5,829,687
Revenue, 2010, Pre-Refunded, 5.5%, 12/01/30 ........................... 1,500,000 1,538,880
Revenue, 2010, Pre-Refunded, 5.625%, 12/01/40 ......................... 4,000,000 4,106,160
Revenue, 2014A, 5.25%, 12/01/45 ..................................... 9,250,000 9,837,097
Revenue, 2019 A, Refunding, 5%, 12/01/30 .............................. 1,000,000 1,191,260
Revenue, 2019 A, Refunding, 5%, 12/01/31 .............................. 1,400,000 1,651,454
Revenue, 2019 A, Refunding, 5%, 12/01/33 .............................. 3,300,000 3,826,746
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 353,210
E-470 Public Highway Authority ,
Revenue, 2004 B, NATL Insured, Zero Cpn ., 9/01/32 ....................... 7,800,000 3,935,958
Revenue, 2004 B, NATL Insured, Zero Cpn ., 9/01/33 ....................... 3,000,000 1,430,610
Revenue, 2004 B, NATL Insured, Zero Cpn ., 9/01/34 ....................... 14,075,000 6,343,040
Revenue, 2010C, 5.25%, 9/01/25 ...................................... 2,500,000 2,518,450
Eagle River Water and Sanitation District ,
GO, 2016, 5%, 12/01/45 ............................................. 1,360,000 1,651,829
Revenue, 2012, 5%, 12/01/42 ........................................ 3,500,000 3,863,300
Ignacio School District 11JT , GO , 2012 , Pre-Refunded , 5% , 12/01/31 .............
1,215,000 1,302,140
Larimer County School District No. R-1 Poudre , GO , 2018 , 5% , 12/15/40 ..........
5,000,000 6,354,650
Meridian Metropolitan District , GO , 2011 A , Pre-Refunded , 5% , 12/01/41 ..........
5,000,000 5,346,900
Metropolitan State University of Denver , Revenue , 2016 , 5% , 12/01/45 ...........
4,000,000 4,648,200
Park 70 Metropolitan District ,
GO, 2016, 5%, 12/01/36 ............................................. 1,000,000 1,112,900
GO, 2016, 5%, 12/01/46 ............................................. 1,500,000 1,658,895
Park Creek Metropolitan District ,
Revenue, 2011A, Pre-Refunded, AGM Insured, 6%, 12/01/38 ................. 2,500,000 2,571,375
Revenue, 2011A, Pre-Refunded, AGM Insured, 6.125%, 12/01/41 ............. 2,500,000 2,572,950
Revenue, 2017A, 5%, 12/01/41 ....................................... 3,000,000 3,472,200
Revenue, 2017A, 5%, 12/01/46 ....................................... 2,500,000 2,878,025
Revenue, Senior Lien, 2015 A, Refunding, 5%, 12/01/45 .................... 7,000,000 8,058,470
Revenue, Senior Lien, 2018A, 5%, 12/01/46 .............................. 2,875,000 3,460,609
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
6,475,000 8,016,957
Platte River Power Authority , Revenue , II , 5% , 6/01/37 ........................
12,000,000 13,031,040
Poudre Tech Metropolitan District , GO , 2010A , Refunding , AGM Insured , 5% , 12/01/39
7,435,000 7,559,759
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 14,848,416
Pueblo City Schools , GO , 2020 , 5% , 12/15/38 ..............................
3,000,000 3,921,360
Pueblo Urban Renewal Authority ,
Revenue, 2011-B, Refunding, 5.25%, 12/01/28 ............................ 1,000,000 1,071,290
Revenue, 2011-B, Refunding, 5.5%, 12/01/31 ............................. 1,010,000 1,085,770
Revenue, 2011-B, Refunding, 5.25%, 12/01/38 ............................ 3,615,000 3,869,315

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Regional Transportation District Sales Tax ,
Revenue, 2016 A, 5%, 11/01/41 ....................................... $ 10,000,000 $ 11,908,400
Revenue, 2016 A, 5%, 11/01/46 ....................................... 11,000,000 12,997,050
Roaring Fork Transportation Authority , Revenue , 2019 , Refunding , 4% , 12/01/44 ....
1,000,000 1,165,110
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 6,391,122
State of Colorado ,
COP, 2011G, Pre-Refunded, 5%, 3/15/32 ................................ 10,000,000 10,376,800
COP, 2013I, Pre-Refunded, 5%, 3/15/36 ................................. 3,000,000 3,509,370
COP, 2017 J, 5.25%, 3/15/42 ......................................... 5,000,000 6,120,300
COP, 2019 O, 4%, 3/15/44 ........................................... 5,000,000 5,589,650
a
COP, 2020 A, 4%, 12/15/39 .......................................... 2,750,000 3,259,162
University of Colorado, COP, 2013A, Refunding, 5%, 11/01/29 ................ 3,105,000 3,535,912
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
1,125,000 1,290,735
Thompson Crossing Metropolitan District No. 2 , GO , 2016B , AGM Insured , 5% ,
12/01/46 ........................................................ 4,500,000 5,382,540
Town of Castle Rock ,
Revenue, 2013, 5%, 6/01/31 ......................................... 1,800,000 2,026,026
Revenue, 2013, 5%, 6/01/32 ......................................... 1,845,000 2,074,334
Revenue, 2013, 5%, 6/01/35 ......................................... 2,775,000 3,114,660
University of Colorado ,
Revenue, 2015A, Pre-Refunded, 5%, 6/01/38 ............................. 5,655,000 6,965,999
Revenue, 2018 B, 5%, 6/01/48 ........................................ 5,000,000 6,181,450
Revenue, 2019B, Refunding, 5%, 6/01/44 ............................... 3,385,000 4,295,903
Revenue, 2019B, Refunding, 5%, 6/01/49 ............................... 3,295,000 4,158,092
University of Northern Colorado , Revenue , 2011A , Pre-Refunded , 5% , 6/01/30 .....
1,690,000 1,770,782
Vauxmont Metropolitan District ,
GO, 2019, Refunding, AGM Insured, 5%, 12/15/27 ......................... 380,000 448,901
GO, 2019, Refunding, AGM Insured, 5%, 12/15/32 ......................... 480,000 557,026
Weld County School District No. 6 Greeley , GO , 2020 , 5% , 12/01/40 .............
8,750,000 11,369,575
Weld County School District No. RE-4 , GO , 2016 , 5.25% , 12/01/41 ..............
5,000,000 6,287,300
Winter Farm Metropolitan District No. 2 ,
GO, 2019, AGM Insured, 5%, 12/01/39 .................................. 630,000 778,176
GO, 2019, AGM Insured, 5%, 12/01/44 .................................. 500,000 610,505
Woodmoor Water & Sanitation District No. 1 , Revenue , 2011 , 5% , 12/01/36 ........
5,000,000 5,332,400
683,305,766
U.S. Territories 0.2%
Guam 0.2%
a
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,661,550
Total Municipal Bonds (Cost $638,672,756) .....................................
684,967,316
a a a a
Short Term Investments 2.9%
Municipal Bonds 2.9%
Colorado 2.9%
b
City & County of Denver ,
COP, 2008A1, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.07%, 12/01/29 ................................................. 7,655,000 7,655,000
COP, 2008A2, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.07%, 12/01/29 ................................................. 700,000 700,000
COP, 2008A3, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.07%, 12/01/31 ................................................. 10,825,000 10,825,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 140 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
b
Colorado Educational & Cultural Facilities Authority , Michael Ann Russell Jewish
Community Center, Inc. , Revenue , 2012-B-5 , LOC TD Bank NA , Daily VRDN and
Put , 0.07% , 1/01/39 ................................................ $ 1,280,000 $ 1,280,000
20,460,000
Total Municipal Bonds (Cost $20,460,000) ......................................
20,460,000
a
Total Investments (Cost $659,132,756) 99.2% ...................................
$705,427,316
Other Assets, less Liabilities 0.8% .............................................
5,648,643
Net Assets 100.0% ...........................................................
$711,075,959
a
Security purchased on a when-issued basis.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Connecticut Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.9%
Connecticut 97.9%
City of Bridgeport ,
GO, Pre-Refunded, 5%, 2/15/32 ....................................... $ 10,000,000 $ 10,811,900
City of New Britain , GO , 2017 C , AGM Insured , 5% , 3/01/36 ...................
1,000,000 1,205,150
City of New Haven , GO , 2002C , NATL Insured , ETM, 5% , 11/01/22 ..............
25,000 25,084
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,142,130
Connecticut Housing Finance Authority ,
Revenue, 10, 5%, 6/15/28 ........................................... 420,000 421,403
Revenue, 13, 5%, 6/15/40 ........................................... 1,500,000 1,504,965
Revenue, E-E1, 3.05%, 11/15/44 ...................................... 5,000,000 5,241,600
Revenue, E-E1, 3.1%, 11/15/49 ....................................... 2,000,000 2,085,220
Connecticut Municipal Electric Energy Cooperative , Revenue , 2013A , 5% , 1/01/38 ..
3,000,000 3,301,770
Connecticut State Health & Educational Facilities Authority ,
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/34 345,000 427,307
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/35 310,000 380,919
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/36 480,000 586,829
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/37 300,000 365,319
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/38 315,000 382,857
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/39 380,000 459,994
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/42 860,000 1,034,245
Connecticut College, Revenue, L-1, Refunding, 4%, 7/01/46 .................. 5,000,000 5,149,700
Connecticut State University System, Revenue, N, 5%, 11/01/29 .............. 5,060,000 5,722,050
Covenant Retirement Communities Obligated Group, Revenue, 2018 B, 5%,
12/01/40 ....................................................... 4,000,000 4,066,440
Fairfield University, Revenue, 2010 O, Pre-Refunded, 5%, 7/01/35 ............. 1,000,000 1,003,840
Fairfield University, Revenue, 2010 O, Pre-Refunded, 5%, 7/01/40 ............. 5,000,000 5,019,200
Fairfield University, Revenue, Q-1, 5%, 7/01/46 ........................... 9,000,000 9,888,750
Hartford HealthCare Obligated Group, Revenue, 2011A, Pre-Refunded, 5%, 7/01/41 12,000,000 12,607,920
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 ..... 1,000,000 1,045,790
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/41 ..... 3,105,000 3,226,157
Quinnipiac University, Revenue, L, Refunding, 5%, 7/01/45 .................. 8,250,000 8,933,760
Sacred Heart University, Inc., Revenue, 2011G, Pre-Refunded, 5.375%, 7/01/31 .. 1,500,000 1,584,585
Sacred Heart University, Inc., Revenue, 2011G, Pre-Refunded, 5.625%, 7/01/41 .. 5,500,000 5,824,995
Sacred Heart University, Inc., Revenue, 2012H, Pre-Refunded, AGM Insured, 5%,
7/01/28 ........................................................ 2,290,000 2,519,618
Sacred Heart University, Inc., Revenue, I-1, Refunding, 5%, 7/01/42 ............ 4,375,000 4,872,131
Stamford Hospital Obligated Group (The), Revenue, 2010-1, 5%, 7/01/30 ........ 5,000,000 5,061,900
Stamford Hospital Obligated Group (The), Revenue, J, 5%, 7/01/42 ............ 5,000,000 5,051,550
Trinity Health Corp. Obligated Group, Revenue, 2016, 5%, 12/01/41 ............ 5,000,000 5,690,100
Western Connecticut Health Obligated Group, Revenue, 2011 M, Pre-Refunded,
5.375%, 7/01/41 ................................................. 7,000,000 7,390,810
Yale-New Haven Health Obligated Group, Revenue, N, 5%, 7/01/48 ............ 5,000,000 5,387,750
Connecticut State Higher Education Supplement Loan Authority , Revenue , 2009A ,
5.05% , 11/15/27 ................................................... 490,000 491,460
Connecticut Transmission Municipal Electric Energy Cooperative , Revenue , 2012A ,
5% , 1/01/42 ...................................................... 5,000,000 5,308,800
Metropolitan District (The) ,
Revenue, 2013A, 5%, 4/01/36 ........................................ 5,000,000 5,308,450
Revenue, 2014A, 5%, 11/01/42 ....................................... 5,000,000 5,599,850
South Central Connecticut Regional Water Authority ,
Revenue, A-THIRTIETH, Pre-Refunded, 5%, 8/01/39 ....................... 1,500,000 1,790,130
Revenue, A-THIRTIETH, Pre-Refunded, 5%, 8/01/44 ....................... 1,615,000 1,927,373
Revenue, Second Series, B-THIRTY SECOND, Refunding, 5%, 8/01/38 ......... 1,720,000 2,061,678
State of Connecticut ,
GO, 2020 A, 4%, 1/15/36 ............................................ 5,000,000 5,622,250

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 140 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
State of Connecticut, (continued)
GO, 2020 A, 4%, 1/15/38 ............................................ $ 2,250,000 $ 2,510,460
Special Tax, 2013, 5%, 10/01/30 ...................................... 5,000,000 5,549,250
Special Tax, 2016A, 5%, 9/01/33 ...................................... 1,000,000 1,174,750
Special Tax, 2018 A, 5%, 1/01/36 ...................................... 1,000,000 1,195,940
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,000,000 1,134,600
Bradley International Airport CFC, Revenue, 2019 A, 5%, 7/01/49 .............. 1,400,000 1,640,450
Clean Water Fund - State Revolving Fund, Revenue, 2015A, 5%, 3/01/34 ....... 5,000,000 5,966,450
Clean Water Fund - State Revolving Fund, Revenue, 2015A, 5%, 3/01/35 ....... 1,000,000 1,191,750
Clean Water Fund - State Revolving Fund, Revenue, 2017A, 5%, 5/01/37 ....... 3,000,000 3,711,660
Town of Darien , GO , 2020 A , Refunding , 4% , 8/01/39 ........................
350,000 410,277
Town of Stratford , GO , 2017 , AGM Insured , 5% , 7/01/33 ......................
1,000,000 1,189,890
University of Connecticut ,
Revenue, 2013A, 5%, 8/15/28 ........................................ 6,590,000 7,420,933
Revenue, 2014 A, 5%, 2/15/31 ........................................ 2,000,000 2,222,000
Revenue, 2017 A, 5%, 1/15/37 ........................................ 4,000,000 4,647,360
197,499,499
Total Municipal Bonds (Cost $188,507,694) .....................................
197,499,499
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
Connecticut 0.5%
a
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2001 V-2 , Daily VRDN and Put , 0.02% , 7/01/36 ........................... 1,000,000 1,000,000
Total Municipal Bonds (Cost $1,000,000) .......................................
1,000,000
a
Total Investments (Cost $189,507,694) 98.4% ...................................
$198,499,499
Other Assets, less Liabilities 1.6% .............................................
3,241,819
Net Assets 100.0% ...........................................................
$201,741,318
a
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Federal Intermediate-Term Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

m
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.4%
Alabama 2.4%
Alabama Public School & College Authority , Revenue , 2014-B , Refunding , 5% , 1/01/27
$ 25,000,000 $ 29,266,500
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative, Revenue, 2010 A, Refunding, AGC Insured, 5%,
8/01/20 ........................................................ 3,535,000 3,561,229
PowerSouth Energy Cooperative, Revenue, 2010 A, Refunding, AGC Insured, 5%,
8/01/21 ........................................................ 3,535,000 3,561,937
PowerSouth Energy Cooperative, Revenue, 2010 A, Refunding, AGC Insured, 5%,
8/01/22 ........................................................ 3,535,000 3,562,078
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Obligated Group, Revenue, 2016A, 5%, 2/01/27 ........................... 4,920,000 5,806,879
Obligated Group, Revenue, 2016A, 5%, 2/01/28 ........................... 5,000,000 5,852,800
Madison City Board of Education ,
Special Tax, 2019, 4%, 2/01/33 ....................................... 2,855,000 3,488,239
Special Tax, 2019, 4%, 2/01/34 ....................................... 2,970,000 3,612,441
Special Tax, 2019, 4%, 2/01/35 ....................................... 3,095,000 3,747,828
Special Tax, 2019, 4%, 2/01/37 ....................................... 3,350,000 4,020,804
Shelby County Board of Education ,
Special Tax, 2011, 5%, 2/01/22 ........................................ 5,250,000 5,418,158
Special Tax, 2011, 5%, 2/01/23 ........................................ 5,520,000 5,693,825
Special Tax, 2011, 5%, 2/01/24 ........................................ 5,055,000 5,212,109
Special Tax, 2011, 5%, 2/01/25 ........................................ 5,920,000 6,101,981
88,906,808
Arizona 3.6%
Arizona Department of Transportation ,
State Highway Fund, Revenue, 2011A, Pre-Refunded, 5%, 7/01/24 ............ 5,000,000 5,261,700
State Highway Fund, Revenue, 2011A, Pre-Refunded, 5%, 7/01/25 ............ 5,000,000 5,261,700
State Highway Fund, Revenue, 2015, Refunding, 5%, 7/01/29 ................ 10,920,000 12,802,826
Arizona Health Facilities Authority , Phoenix Children's Hospital Obligated Group ,
Revenue , 2012 A , Refunding , 5% , 2/01/27 ............................... 6,000,000 6,318,000
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/29 ....................................................... 1,100,000 1,391,632
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/30 ....................................................... 600,000 751,632
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/31 ....................................................... 630,000 781,118
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/32 ....................................................... 1,000,000 1,226,980
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/35 ....................................................... 1,115,000 1,350,611
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/36 ....................................................... 1,250,000 1,508,300
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/37 ....................................................... 1,050,000 1,262,961
City of Mesa , Utility System , Revenue , 2016 , Refunding , 5% , 7/01/29 ............
2,500,000 3,115,975
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 5%, 7/01/30 ............... 10,000,000 11,952,300
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/35 ........................ 3,500,000 4,150,265
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/36 ........................ 10,225,000 12,070,919
Airport, Revenue, Junior Lien, A, 5%, 7/01/20 ............................. 1,300,000 1,304,147
Airport, Revenue, Junior Lien, A, Pre-Refunded, 5%, 7/01/21 ................. 4,200,000 4,216,296
City of Phoenix, Revenue, 2019 A, 5%, 7/01/35 ........................... 9,720,000 11,245,846
City of Phoenix, Revenue, 2019 A, 5%, 7/01/36 ........................... 6,380,000 7,348,994
County of Pima ,
Sewer System, Revenue, 2011 B, Pre-Refunded, 5%, 7/01/24 ................ 6,030,000 6,328,787

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
County of Pima, (continued)
Sewer System, Revenue, 2011 B, Pre-Refunded, 5%, 7/01/25 ................ $ 4,500,000 $ 4,722,975
Glendale Industrial Development Authority ,
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/30 ...... 525,000 673,874
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/31 ...... 425,000 541,582
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/32 ...... 525,000 666,067
Maricopa County Industrial Development Authority ,
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2019A, Refunding, 5%,
9/01/30 ........................................................ 850,000 1,041,445
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2019A, Refunding, 5%,
9/01/31 ........................................................ 1,000,000 1,213,140
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2019A, Refunding, 5%,
9/01/32 ........................................................ 1,000,000 1,204,710
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2019A, Refunding, 5%,
9/01/33 ........................................................ 800,000 958,688
Pima County Regional Transportation Authority ,
Revenue, 2014, 5%, 6/01/24 ......................................... 3,385,000 3,853,349
Revenue, 2014, 5%, 6/01/26 ......................................... 7,180,000 8,161,865
Scottsdale Municipal Property Corp. ,
Revenue, 2015, Refunding, 5%, 7/01/26 ................................. 2,580,000 3,164,293
Revenue, 2015, Refunding, 5%, 7/01/27 ................................. 2,000,000 2,446,180
Revenue, 2015, Refunding, 5%, 7/01/28 ................................. 3,325,000 4,059,293
132,358,450
Arkansas 0.6%
a
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/32 ........................................................ 3,885,000 4,560,368
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/35 ........................................................ 4,630,000 5,352,373
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/36 ........................................................ 3,625,000 4,171,034
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,432,925
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,142,440
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,139,150
City of Fort Smith , Sales & Use Tax , Revenue , 2012 , Refunding , 5% , 5/01/23 ......
5,000,000 5,394,100
23,192,390
California 8.7%
Bay Area Toll Authority ,
Revenue, 2017 S-7, Refunding, 4%, 4/01/31 ............................. 7,000,000 8,135,610
Revenue, 2017 S-7, Refunding, 4%, 4/01/33 ............................. 5,000,000 5,743,550
California Health Facilities Financing Authority ,
Sutter Health Obligated Group, Revenue, 2011B, Pre-Refunded, 5%, 8/15/22 ..... 4,000,000 4,039,400
Sutter Health Obligated Group, Revenue, 2011B, Pre-Refunded, 5.25%, 8/15/23 .. 13,000,000 13,134,550
California State Public Works Board ,
Revenue, A, 5%, 10/01/20 ........................................... 2,000,000 2,032,320
Revenue, A, 5.25%, 10/01/22 ......................................... 3,300,000 3,516,678
Revenue, A, 5.25%, 10/01/23 ......................................... 5,365,000 5,715,817
Revenue, A, 5.25%, 10/01/24 ......................................... 3,000,000 3,195,750
Revenue, A, 5.25%, 10/01/25 ......................................... 3,000,000 3,195,750
California Statewide Communities Development Authority ,
Enloe Medical Center, Revenue, 2008A, California Mortgage Insured, 5.375%,
8/15/20 ........................................................ 1,650,000 1,656,468

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Sutter Health Obligated Group, Revenue, 2011A, Pre-Refunded, 5.25%, 8/15/24 .. $ 4,000,000 $ 4,041,400
City of Riverside ,
Sewer, Revenue, 2015A, Refunding, 5%, 8/01/34 .......................... 10,605,000 12,810,204
Sewer, Revenue, 2015A, Refunding, 5%, 8/01/35 .......................... 11,000,000 13,274,910
Livermore-Amador Valley Water Management Agency ,
Revenue, 2011, Refunding, 5%, 8/01/24 ................................. 5,660,000 5,967,734
Revenue, 2011, Refunding, 5%, 8/01/25 ................................. 4,765,000 5,023,501
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013A, 5%, 7/01/26 ............................ 11,025,000 12,335,101
Power System, Revenue, 2017B, Refunding, 5%, 7/01/31 ................... 8,220,000 10,329,005
Power System, Revenue, 2017C, 5%, 7/01/32 ............................ 4,615,000 5,848,636
Power System, Revenue, 2017C, 5%, 7/01/33 ............................ 3,960,000 4,992,728
Power System, Revenue, 2017C, 5%, 7/01/34 ............................ 4,080,000 5,130,070
Los Angeles Unified School District ,
GO, 2018 B-1, 5%, 7/01/32 .......................................... 8,000,000 10,110,560
GO, 2020 RYQ, 5%, 7/01/35 ......................................... 6,500,000 8,556,210
San Diego Community College District , GO , 2012 , Pre-Refunded , 5% , 8/01/25 .....
21,370,000 23,608,294
San Diego Public Facilities Financing Authority ,
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/36 ................ 855,000 1,042,792
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/37 ................ 1,250,000 1,518,550
State of California ,
GO, 5.25%, 10/01/23 ............................................... 25,050,000 26,684,513
GO, 5.25%, 10/01/24 ............................................... 9,780,000 10,414,037
GO, Refunding, 5.25%, 9/01/25 ....................................... 15,000,000 15,906,450
GO, Refunding, 5%, 10/01/25 ......................................... 15,000,000 16,879,050
GO, 5.25%, 10/01/25 ............................................... 5,000,000 5,322,800
GO, 5.25%, 3/01/30 ................................................ 10,000,000 10,036,000
GO, Refunding, 5%, 8/01/30 ......................................... 35,000,000 43,154,800
GO, 2007, Refunding, AGM Insured, 5.25%, 8/01/32 ....................... 10,000,000 14,160,800
317,514,038
Colorado 1.8%
City & County of Denver ,
Airport System, Revenue, B, 5.25%, 11/15/26 ............................. 5,000,000 5,652,300
Airport System, Revenue, B, 5.25%, 11/15/27 ............................. 4,250,000 4,795,275
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/33 2,000,000 2,322,300
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/36 8,500,000 9,747,035
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/37 2,250,000 2,342,767
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/39 1,250,000 1,290,775
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 2,000,000 2,345,100
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 3,000,000 3,483,450
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 5,500,000 6,364,380
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 4,500,000 5,182,740
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 2,000,000 2,285,540
Regional Transportation District , COP , 2013A , Refunding , 5% , 6/01/26 ...........
14,000,000 15,673,840
a
State of Colorado , COP , 2020 A , 4% , 12/15/35 .............................
4,000,000 4,799,160
66,284,662
Connecticut 2.5%
City of Stamford ,
GO, 2019, 3%, 6/01/35 ............................................. 3,025,000 3,261,434
GO, 2019, 3%, 6/01/36 ............................................. 3,025,000 3,246,884
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/37 .......... 2,500,000 2,694,500

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, (continued)
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/32 ..... $ 5,900,000 $ 7,171,863
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/33 ..... 5,000,000 6,039,700
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/35 ..... 250,000 266,440
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/36 ..... 4,750,000 5,043,265
State of Connecticut ,
GO, 2013 E, 5%, 8/15/25 ............................................ 11,295,000 12,613,691
GO, 2013 E, 5%, 8/15/26 ............................................ 18,585,000 20,632,509
Special Tax, 2020 A, 5%, 5/01/35 ...................................... 4,500,000 5,625,540
Special Tax, 2020 A, 4%, 5/01/36 ...................................... 3,500,000 4,014,185
Special Tax, A, 5%, 1/01/28 .......................................... 10,000,000 10,914,800
University of Connecticut ,
Revenue, 2016 A, 5%, 3/15/30 ........................................ 3,075,000 3,613,309
Revenue, 2016 A, 5%, 3/15/31 ........................................ 5,025,000 5,877,944
91,016,064
Florida 7.8%
Alachua County Health Facilities Authority ,
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/31 ....................................................... 5,000,000 6,004,100
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/32 ....................................................... 1,600,000 1,907,008
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/33 ....................................................... 3,445,000 4,085,425
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/35 ....................................................... 2,350,000 2,766,467
Broward County ,
Water & Sewer Utility, Revenue, B, Refunding, 5%, 10/01/24 ................. 6,000,000 6,650,940
Water & Sewer Utility, Revenue, B, Refunding, 5%, 10/01/25 ................. 6,325,000 7,009,618
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ......
5,520,000 6,905,962
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 .............
1,500,000 1,917,180
City of Jacksonville , Revenue , 2012A , Refunding , 5% , 10/01/28 ................
6,000,000 6,488,640
City of Port St. Lucie ,
Utility System, Revenue, 2016, Refunding, 4%, 9/01/30 ..................... 1,500,000 1,731,435
Utility System, Revenue, 2016, Refunding, 4%, 9/01/31 ..................... 1,635,000 1,870,113
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,598,500
County of Miami-Dade ,
Aviation, Revenue, 2010 A-1, 5%, 10/01/21 .............................. 5,000,000 5,073,350
Aviation, Revenue, 2010 A-1, 5%, 10/01/22 .............................. 5,890,000 5,968,278
Aviation, Revenue, 2010 A-1, 5.25%, 10/01/23 ............................ 4,875,000 4,942,811
Transit System, Revenue, 2012, 5%, 7/01/24 ............................. 2,250,000 2,464,830
Transit System, Revenue, 2012, 5%, 7/01/25 ............................. 3,000,000 3,283,800
Transit System, Revenue, 2012, 5%, 7/01/26 ............................. 4,000,000 4,376,640
Transit System, Revenue, 2012, 5%, 7/01/27 ............................. 4,000,000 4,370,520
Transit System, Revenue, 2019, Refunding, 4%, 7/01/35 .................... 13,890,000 16,553,408
Water & Sewer System, Revenue, 2013B, Pre-Refunded, 5%, 10/01/27 ......... 15,000,000 17,377,950
County of Palm Beach , Water & Sewer , Revenue , 2013 , Refunding , 5% , 10/01/28 ...
1,240,000 1,428,108
Greater Orlando Aviation Authority ,
Revenue, 2019 A, 5%, 10/01/34 ....................................... 15,560,000 18,947,256
Revenue, 2019 A, 4%, 10/01/35 ....................................... 5,000,000 5,560,650
JEA Water & Sewer System ,
Revenue, 2014A, Pre-Refunded, 5%, 10/01/26 ............................ 1,530,000 1,799,188
Revenue, 2014A, 5%, 10/01/26 ....................................... 1,455,000 1,705,173
Revenue, 2014A, Pre-Refunded, 5%, 10/01/27 ............................ 5,375,000 6,320,678
Revenue, 2014A, 5%, 10/01/27 ....................................... 5,130,000 6,003,536

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
JEA Water & Sewer System, (continued)
Revenue, 2014A, Pre-Refunded, 5%, 10/01/29 ............................ $ 1,265,000 $ 1,487,564
Revenue, 2014A, 5%, 10/01/29 ....................................... 1,205,000 1,409,187
Revenue, 2017A, Refunding, 5%, 10/01/31 .............................. 17,435,000 22,081,079
Lee Memorial Health System , Obligated Group , Revenue , A-1 , Refunding , 4% , 4/01/37
5,000,000 5,331,000
Leon County School District , Revenue , 2014 , 5% , 9/01/25 .....................
6,040,000 6,911,572
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016A, Refunding, 5%, 10/01/28 ..... 1,000,000 1,203,200
Orlando Health Obligated Group, Revenue, 2016A, Refunding, 5%, 10/01/30 ..... 2,875,000 3,427,172
Orlando Utilities Commission ,
Revenue, 2012A, Refunding, 5%, 10/01/24 .............................. 2,405,000 2,883,018
Revenue, 2012A, Refunding, 5%, 10/01/25 .............................. 2,000,000 2,475,900
Revenue, 2018 A, 5%, 10/01/33 ....................................... 1,755,000 2,226,656
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2013B , Refunding , AGM Insured , 5% , 7/01/24 .................... 14,650,000 16,563,583
Palm Beach County School District , COP , 2014B , 5% , 8/01/25 ..................
4,000,000 4,915,800
Palm Beach County Solid Waste Authority , Revenue , 2011 , Refunding , 5% , 10/01/23 .
17,290,000 18,379,962
State of Florida ,
GO, 2015E, Refunding, 4%, 6/01/33 .................................... 11,855,000 13,398,758
GO, 2017 C, Refunding, 4%, 6/01/32 ................................... 12,855,000 15,252,072
GO, 2017 C, Refunding, 4%, 6/01/33 ................................... 5,000,000 5,900,100
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 ..........
2,855,000 3,258,212
287,216,399
Georgia 1.7%
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014A, Refunding, 5%,
1/01/27 ........................................................ 7,000,000 7,953,890
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014A, Refunding, 5%,
1/01/28 ........................................................ 5,100,000 5,781,513
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/26 ............... 5,165,000 6,240,818
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/33 .............. 6,750,000 8,527,207
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/34 .............. 3,000,000 3,777,510
Development Authority for Fulton County ,
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/28 ................... 3,785,000 4,389,654
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/29 ................... 4,385,000 5,068,621
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/30 ................... 4,805,000 5,532,045
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/27 ........................................................ 1,750,000 2,101,313
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/28 ........................................................ 2,100,000 2,512,314
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/29 ........................................................ 2,000,000 2,383,060
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/30 ........................................................ 1,000,000 1,185,690
Municipal Electric Authority of Georgia ,
Revenue, 2019 B, 5%, 1/01/29 ........................................ 500,000 578,690
Revenue, 2019 B, 5%, 1/01/30 ........................................ 480,000 552,446
Revenue, 2019 B, 5%, 1/01/31 ........................................ 700,000 799,757
Revenue, 2019 B, 5%, 1/01/32 ........................................ 750,000 851,220
Revenue, 2019 B, 5%, 1/01/33 ........................................ 1,045,000 1,178,478
Revenue, 2019 B, 5%, 1/01/34 ........................................ 700,000 786,170
Revenue, 2019A, 5%, 1/01/30 ........................................ 1,000,000 1,180,930
Revenue, 2019A, 5%, 1/01/31 ........................................ 600,000 704,304
Revenue, 2019A, 5%, 1/01/32 ........................................ 500,000 583,025

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Municipal Electric Authority of Georgia, (continued)
Revenue, 2019A, 5%, 1/01/33 ........................................ $ 1,000,000 $ 1,158,580
63,827,235
Hawaii 0.8%
State of Hawaii , GO , EO , 5% , 8/01/28 ....................................
25,000,000 29,490,000
Illinois 1.4%
Chicago O'Hare International Airport , Revenue, Third Lien , 2010-C , AGC Insured ,
5.25% , 1/01/22 ................................................... 5,215,000 5,233,879
Chicago Transit Authority , Revenue , 2011 , Refunding , AGM Insured , 5.25% , 6/01/25 .
6,125,000 6,358,301
County of Cook , GO , A , Refunding , MAC Insured , 5.25% , 11/15/22 ..............
12,395,000 13,247,776
Illinois Finance Authority , Northwestern University , Revenue , 2015 , 5% , 12/01/28 ....
1,675,000 2,243,210
Metropolitan Pier & Exposition Authority , Revenue , B , Pre-Refunded , 5% , 6/15/23 ...
600,000 656,298
State of Illinois ,
GO, 2013 A, AGM Insured, 5%, 4/01/25 ................................. 18,000,000 19,096,920
GO, 2014, MAC Insured, 5%, 2/01/26 ................................... 5,650,000 6,086,406
52,922,790
Indiana 0.3%
Indiana Finance Authority , State Revolving Fund , Revenue , 2018 A , 5% , 2/01/35 ....
9,795,000 12,549,746
Kansas 0.3%
State of Kansas , Department of Transportation , Revenue , 2014A , 5% , 9/01/28 .....
8,000,000 9,351,120
Kentucky 1.1%
Kentucky Asset Liability Commission , Revenue, First Series , 2010A , 5% , 9/01/20 ...
6,000,000 6,068,100
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019A-1 , Refunding , 5% , 8/01/34 ........................ 1,000,000 1,157,160
Kentucky Municipal Power Agency ,
Revenue, 2019 A, Refunding, 5%, 9/01/31 ............................... 1,500,000 1,822,230
Revenue, 2019 A, Refunding, 5%, 9/01/32 ............................... 1,600,000 1,916,896
Revenue, 2019 A, Refunding, 5%, 9/01/33 ............................... 1,000,000 1,189,280
Kentucky State Property & Building Commission , Revenue , BAM Insured , 5% , 5/01/32
2,000,000 2,380,080
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/26 ......... 2,570,000 3,016,460
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/28 ......... 3,000,000 3,556,110
Louisville and Jefferson County , Metropolitan Sewer District , Revenue , 2011 A , 5% ,
5/15/24 ......................................................... 7,000,000 7,480,270
Paducah Electric Plant Board ,
Revenue, 2016 A, Refunding, AGM Insured, 5%, 10/01/29 ................... 5,500,000 6,854,045
Revenue, 2016 A, Refunding, AGM Insured, 5%, 10/01/31 ................... 5,500,000 6,780,675
42,221,306
Louisiana 1.5%
East Baton Rouge Sewerage Commission ,
Revenue, 2019 A, Refunding, 4%, 2/01/35 ............................... 1,310,000 1,581,655
Revenue, 2019 A, Refunding, 4%, 2/01/36 ............................... 2,000,000 2,400,040
Revenue, 2019 B, Refunding, 5%, 2/01/32 ............................... 2,000,000 2,767,740
Jefferson Sales Tax District , Revenue , 2019 B , AGM Insured , 4% , 12/01/36 ........
7,000,000 8,198,960
Lafayette Consolidated Government ,
Revenue, 2015, Refunding, AGM Insured, 5%, 11/01/25 ..................... 2,400,000 2,943,768
Revenue, 2015, Refunding, AGM Insured, 5%, 11/01/27 ..................... 3,500,000 4,264,260
Revenue, 2015, Refunding, AGM Insured, 5%, 11/01/29 ..................... 4,685,000 5,682,015
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation, Revenue, 2016, Pre-Refunded, 5%, 5/15/29 ......... 10,000 12,542
Ochsner Clinic Foundation, Revenue, 2016, 5%, 5/15/29 .................... 1,240,000 1,430,712

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation, Revenue, 2016, Pre-Refunded, 5%, 5/15/30 ......... $ 5,000 $ 6,271
Ochsner Clinic Foundation, Revenue, 2016, 5%, 5/15/30 .................... 995,000 1,141,564
Ochsner Clinic Foundation, Revenue, 2016, Pre-Refunded, 5%, 5/15/32 ......... 15,000 18,814
Ochsner Clinic Foundation, Revenue, 2016, 5%, 5/15/32 .................... 1,485,000 1,686,678
Ochsner Clinic Foundation, Revenue, 2017, Refunding, 5%, 5/15/28 ........... 1,000,000 1,205,820
Ochsner Clinic Foundation, Revenue, 2017, Refunding, 5%, 5/15/29 ........... 2,000,000 2,401,040
Ochsner Clinic Foundation, Revenue, 2017, Refunding, 5%, 5/15/30 ........... 2,250,000 2,686,905
Ochsner Clinic Foundation, Revenue, 2017, Refunding, 5%, 5/15/31 ........... 1,745,000 2,066,586
Ochsner Clinic Foundation, Revenue, 2017, Refunding, 5%, 5/15/32 ........... 1,750,000 2,053,467
Ochsner Clinic Foundation, Revenue, 2017, Refunding, 5%, 5/15/33 ........... 2,000,000 2,327,460
State of Louisiana , GO , 2014-C , Refunding , 5% , 8/01/25 ......................
10,000,000 11,737,700
56,613,997
Maryland 2.3%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ..................... 1,000,000 1,247,820
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ..................... 2,940,000 3,649,863
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ..................... 2,085,000 2,574,996
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ..................... 3,240,000 3,966,278
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/30 ............ 6,450,000 8,053,664
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/32 ............ 5,905,000 7,270,413
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/28 ...... 2,790,000 3,300,514
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/29 ...... 5,835,000 6,881,040
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ......................... 1,320,000 1,632,946
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ......................... 1,785,000 2,196,925
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ......................... 3,765,000 4,596,651
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ......................... 4,000,000 4,840,720
County of Anne Arundel , GO , 2015 , 5% , 4/01/29 ............................
7,495,000 9,000,371
Maryland Community Development Administration , Revenue , 2019 B , Refunding ,
3% , 9/01/34 ...................................................... 5,000,000 5,347,500
Maryland Health & Higher Educational Facilities Authority ,
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/30 ............................................ 8,520,000 10,289,433
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/31 ............................................ 7,415,000 8,905,786
83,754,920
Massachusetts 4.0%
Commonwealth of Massachusetts ,
GO, A, Refunding, 5%, 7/01/28 ....................................... 7,500,000 9,122,775
GO, A, Refunding, 5%, 7/01/29 ....................................... 6,000,000 7,289,760
Massachusetts Clean Water Trust (The) ,
Revenue, 17A, 5%, 2/01/24 .......................................... 9,380,000 10,571,823
Revenue, 17A, 5%, 2/01/25 .......................................... 9,750,000 10,991,565
Revenue, 2014, Refunding, 5%, 8/01/26 ................................. 10,650,000 13,457,659
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/32 ........................................ 4,220,000 5,172,243
Revenue, 2019 C, 5%, 7/01/33 ........................................ 4,430,000 5,395,519
Revenue, 2019 C, 5%, 7/01/34 ........................................ 9,280,000 11,265,085
Massachusetts School Building Authority ,
Revenue, 2012B, Pre-Refunded, 5%, 8/15/27 ............................. 235,000 259,395
Revenue, 2012B, 5%, 8/15/27 ........................................ 5,765,000 6,333,199
Revenue, Senior Lien, 2012A, Pre-Refunded, 5%, 8/15/25 ................... 1,870,000 2,064,125
Revenue, Senior Lien, 2012A, 5%, 8/15/25 ............................... 9,105,000 10,021,418
Revenue, Senior Lien, 2012A, Pre-Refunded, 5%, 8/15/26 ................... 495,000 546,386
Revenue, Senior Lien, 2012A, 5%, 8/15/26 ............................... 6,505,000 7,152,182

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue,
Senior Lien , 2019 A , Refunding , 5% , 1/01/35 ............................. $ 7,000,000 $ 8,869,210
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 ....
13,920,000 17,675,059
University of Massachusetts Building Authority ,
University of Massachusetts, Revenue, 2017-3, Refunding, 5%, 11/01/31 ........ 10,035,000 12,771,946
University of Massachusetts, Revenue, 2017-3, Refunding, 5%, 11/01/32 ........ 5,000,000 6,324,000
145,283,349
Michigan 1.6%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 .................
4,645,000 6,126,290
Lansing School District ,
GO, 2016 I, 5%, 5/01/30 ............................................. 1,860,000 2,304,465
GO, 2016 I, 5%, 5/01/31 ............................................. 2,010,000 2,483,777
GO, 2016 I, 5%, 5/01/32 ............................................. 2,310,000 2,847,006
Michigan Finance Authority ,
Clean Water Revolving Fund, Revenue, 2012, Pre-Refunded, 5%, 10/01/24 ...... 5,000,000 5,555,250
Clean Water Revolving Fund, Revenue, 2013, Refunding, 5%, 10/01/24 ......... 7,000,000 7,787,220
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Refunding, 5%, 12/01/34 8,200,000 9,481,250
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999B-3, 4%, 11/15/31 ............. 5,100,000 5,807,982
Trinity Health Corp. Obligated Group, Revenue, 2008C, Refunding, 5%, 12/01/31 .. 2,700,000 3,252,987
Trinity Health Corp. Obligated Group, Revenue, 2008C, Refunding, 5%, 12/01/32 .. 1,250,000 1,496,763
Trinity Health Corp. Obligated Group, Revenue, 2012MI, Refunding, 5%, 12/01/24 . 8,000,000 8,643,680
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 ..
3,500,000 3,678,465
59,465,135
Missouri 1.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District ,
Revenue, 2019, Refunding, 4%, 10/01/34 ................................ 4,530,000 5,317,087
Revenue, 2019, Refunding, 4%, 10/01/35 ................................ 6,800,000 7,929,480
Health & Educational Facilities Authority of the State of Missouri , Mercy Health ,
Revenue , 2018A , Refunding , 5% , 6/01/31 ............................... 12,500,000 15,652,500
Missouri Joint Municipal Electric Utility Commission ,
Revenue, 2014A, Refunding, 5%, 1/01/27 ............................... 3,250,000 3,852,095
Revenue, 2014A, Refunding, 5%, 1/01/28 ............................... 4,500,000 5,325,570
Revenue, 2014A, Refunding, 5%, 1/01/29 ............................... 4,045,000 4,777,752
42,854,484
Nevada 0.2%
Washoe County School District , GO , 2012-A , Refunding , 5% , 6/01/25 ............
6,130,000 6,663,065
New Hampshire 0.2%
City of Manchester , General Airport , Revenue , 2012 A , AGM Insured , 5% , 1/01/25 ...
7,930,000 8,401,756
New Jersey 4.6%
County of Hudson ,
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGM Insured,
5.375%, 10/01/22 ................................................ 5,220,000 5,833,037
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGM Insured,
5.375%, 10/01/23 ................................................ 5,375,000 6,262,842
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGM Insured,
5.375%, 10/01/24 ................................................ 2,050,000 2,481,587
New Jersey Economic Development Authority ,
State of New Jersey Department of the Treasury, Revenue, 2011 EE, Refunding,
5.25%, 9/01/24 .................................................. 12,210,000 12,582,161
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/34 .... 5,000,000 5,224,100

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority ,
State of New Jersey, Revenue, 2016 B, 5%, 9/01/36 ....................... $ 5,000,000 $ 5,175,450
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/32 ............... 420,000 496,352
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/33 ............... 680,000 796,865
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/34 ............... 545,000 636,369
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/35 ............... 565,000 657,417
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group, Revenue, 2017A, 5%, 7/01/30 ................ 900,000 1,077,012
Inspira Health Obligated Group, Revenue, 2017A, 5%, 7/01/31 ................ 1,080,000 1,281,431
RWJ Barnabas Health Obligated Group, Revenue, 2011A, ETM, 5%, 7/01/20 ..... 10,000,000 10,038,400
RWJ Barnabas Health Obligated Group, Revenue, 2011A, ETM, 5%, 7/01/21 ..... 20,535,000 21,586,802
a
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 4,300,000 4,321,543
Revenue, Senior Lien, 2020B, 3.5%, 12/01/39 ............................ 2,000,000 1,994,000
New Jersey Transportation Trust Fund Authority ,
Revenue, 5.5%, 12/15/22 ............................................ 36,465,000 38,451,730
Revenue, 2012 AA, AGM Insured, 5%, 6/15/26 ............................ 26,650,000 27,709,604
Rutgers The State University of New Jersey ,
Revenue, 2013 J, Pre-Refunded, 5%, 5/01/26 ............................ 5,000,000 5,693,800
Revenue, 2013 J, Pre-Refunded, 5%, 5/01/27 ............................ 10,830,000 12,332,771
Revenue, 2013 L, Pre-Refunded, 5%, 5/01/27 ............................ 5,270,000 6,001,265
170,634,538
New York 9.9%
City of New York ,
GO, 2013D, 5%, 8/01/27 ............................................ 10,000,000 11,058,800
GO, 2013I, 5%, 8/01/24 ............................................. 10,200,000 11,502,438
GO, 2014G, 5%, 8/01/22 ............................................ 8,000,000 8,809,840
GO, 2014G, 5%, 8/01/23 ............................................ 6,860,000 7,830,759
GO, 2015C, Refunding, 5%, 8/01/25 ................................... 2,000,000 2,367,620
GO, 2015C, Refunding, 5%, 8/01/26 ................................... 10,000,000 11,813,000
GO, 2015C, Refunding, 5%, 8/01/27 ................................... 7,500,000 8,822,250
GO, 2019 E, Refunding, 5%, 8/01/32 ................................... 2,000,000 2,533,800
GO, 2019 E, Refunding, 5%, 8/01/34 ................................... 3,500,000 4,384,100
GO, A-1 2017 A, 5%, 8/01/29 ......................................... 10,000,000 12,156,700
Erie County Industrial Development Agency (The) ,
Buffalo City School District, Revenue, 2012A, 5%, 5/01/23 ................... 6,235,000 6,773,766
Buffalo City School District, Revenue, 2012A, 5%, 5/01/24 ................... 8,000,000 8,686,480
Long Island Power Authority , Revenue , B , 5% , 9/01/26 .......................
5,000,000 5,447,000
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGM Insured, 5.5%, 11/15/20 ........................... 4,365,000 4,439,030
Revenue, 2012F, Refunding, 5%, 11/15/25 ............................... 25,000,000 25,778,500
Revenue, 2013A, Pre-Refunded, 5%, 11/15/27 ............................ 3,500,000 3,994,340
b
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 7,000,000 7,611,940
Revenue, 2017 B, Refunding, 5%, 11/15/26 .............................. 2,140,000 2,298,360
Revenue, 2019 D-1, 5%, 9/01/22 ...................................... 10,000,000 10,272,900
Nassau County Local Economic Assistance Corp. , Catholic Health Services of Long
Island Obligated Group , Revenue , 2011 , Refunding , 5% , 7/01/21 .............. 9,000,000 9,374,670
New York City ,
Transitional Finance Authority Future Tax Secured, Revenue, 2003 A-1, Refunding,
5%, 11/01/23 ................................................... 11,500,000 12,214,035
Transitional Finance Authority Future Tax Secured, Revenue, 2011C, 5%, 11/01/23 12,805,000 13,052,649
Transitional Finance Authority Future Tax Secured, Revenue, 2012 C, Refunding,
5%, 11/01/24 ................................................... 7,620,000 8,084,210
Transitional Finance Authority Future Tax Secured, Revenue, 2014D-1, 5%, 2/01/27 8,740,000 10,051,175
Transitional Finance Authority Future Tax Secured, Revenue, 2014D-1, 5%, 2/01/28 5,000,000 5,742,300
Transitional Finance Authority Future Tax Secured, Revenue, 2020C, 4%, 5/01/37 . 1,400,000 1,653,456

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority ,
Revenue, 2009A, AGC Insured, 5%, 10/01/24 ............................ $ 350,000 $ 351,211
City University of New York (The), Revenue, 2005 A, NATL Insured, 5.5%, 7/01/23 . 7,915,000 9,194,381
Northwell Health Obligated Group, Revenue, 2015A, Refunding, 5%, 5/01/29 ..... 10,000,000 11,445,800
State of New York Personal Income Tax, Revenue, 2012A, Refunding, 5%, 12/15/27 10,000,000 11,069,300
State of New York Personal Income Tax, Revenue, 2014E, Refunding, 5%, 2/15/30 5,000,000 5,887,650
State of New York Personal Income Tax, Revenue, 2015A, Refunding, 5%, 3/15/28 7,185,000 8,516,668
State of New York Personal Income Tax, Revenue, 2018A, Pre-Refunded, 5%,
3/15/32 ........................................................ 5,000 6,795
State of New York Personal Income Tax, Revenue, 2018A, 5%, 3/15/32 ......... 9,995,000 12,674,959
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 4%, 2/15/36 10,900,000 12,793,766
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/32 ........ 10,000,000 12,725,900
State University Construction Fund, Revenue, 2012A, 5%, 5/15/24 ............. 7,000,000 7,555,520
New York State Thruway Authority , Revenue , I , Pre-Refunded , 5% , 1/01/26 ........
10,000,000 10,765,400
New York State Urban Development Corp. , State of New York Personal Income Tax ,
Revenue , 2013D , 5% , 3/15/24 ........................................ 10,000,000 11,174,900
Port Authority of New York & New Jersey ,
Revenue, 2014, 5%, 9/01/34 ......................................... 2,500,000 3,041,075
Revenue, 2014, 5%, 9/01/35 ......................................... 3,075,000 3,725,547
Revenue, 2018, 5%, 11/01/39 ........................................ 3,000,000 3,604,620
Suffolk County Economic Development Corp. , Catholic Health Services of Long Island
Obligated Group , Revenue , 2011 , 5% , 7/01/22 ............................ 10,000,000 10,412,400
Triborough Bridge & Tunnel Authority , Revenue , B , Refunding , 5% , 11/15/30 .......
8,960,000 11,043,469
362,743,479
North Carolina 0.8%
City of Charlotte , Water & Sewer System , Revenue , 2015 , Refunding , 5% , 7/01/27 ..
10,000,000 12,201,800
County of Buncombe , Revenue , A , 5% , 6/01/28 .............................
5,000,000 5,909,400
North Carolina Eastern Municipal Power Agency , Revenue , 2010-A , ETM, 5% , 1/01/21
10,000,000 10,269,400
28,380,600
Ohio 7.5%
American Municipal Power, Inc. , Revenue , 2019 B , Refunding , 5% , 2/15/35 ........
31,270,000 40,341,740
City of Akron ,
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/24 ........ 5,265,000 5,757,067
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/25 ........ 6,645,000 7,264,646
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/26 ........ 8,240,000 9,004,919
City of Cincinnati ,
GO, 2014A, Pre-Refunded, 5%, 12/01/24 ................................ 1,270,000 1,389,570
GO, 2014A, Pre-Refunded, 5%, 12/01/25 ................................ 2,000,000 2,188,300
GO, 2014A, Pre-Refunded, 5%, 12/01/27 ................................ 2,000,000 2,188,300
GO, 2014A, Pre-Refunded, 5%, 12/01/28 ................................ 2,350,000 2,571,253
City of Cleveland ,
Airport System, Revenue, 2012A, Pre-Refunded, AGM Insured, 5%, 1/01/25 ..... 5,000,000 5,381,000
Airport System, Revenue, 2012A, Pre-Refunded, AGM Insured, 5%, 1/01/26 ..... 5,000,000 5,381,000
City of Toledo ,
Water System, Revenue, 2013, Refunding, 5%, 11/15/25 .................... 4,000,000 4,516,560
Water System, Revenue, 2013, Refunding, 5%, 11/15/26 .................... 6,140,000 6,923,280
Water System, Revenue, 2013, Refunding, 5%, 11/15/27 .................... 6,450,000 7,274,890
Water System, Revenue, 2013, Refunding, 5%, 11/15/28 .................... 6,570,000 7,408,135
Cleveland Department of Public Utilities ,
Division of Water, Revenue, Junior Lien, 2012A, Pre-Refunded, 5%, 1/01/25 ..... 2,500,000 2,690,500
Division of Water, Revenue, Junior Lien, 2012A, Pre-Refunded, 5%, 1/01/26 ..... 2,000,000 2,152,400
County of Cuyahoga ,
Revenue, 2010F, 5%, 12/01/20 ....................................... 7,000,000 7,168,350
Revenue, 2010F, 5%, 12/01/21 ....................................... 7,300,000 7,464,761

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Hamilton ,
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/24 .................. $ 2,500,000 $ 2,902,650
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/25 .................. 2,400,000 2,781,984
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/26 .................. 4,000,000 4,629,080
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/27 .................. 5,000,000 5,782,550
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/28 .................. 3,000,000 3,467,280
Kent State University ,
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/23 ............................ 1,200,000 1,310,700
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/24 ............................ 1,500,000 1,638,375
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/25 ............................ 1,500,000 1,638,375
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/26 ............................ 1,600,000 1,747,600
Northeast Ohio Regional Sewer District , Revenue , 2019 , Refunding , 4% , 11/15/36 ..
4,250,000 5,125,755
Ohio State Building Authority , Revenue , 2010-C , Pre-Refunded , 5% , 10/01/22 ......
5,780,000 5,873,000
Ohio Turnpike & Infrastructure Commission , Revenue , 1998 A , Refunding , NATL
Insured , 5.5% , 2/15/24 .............................................. 10,000,000 11,292,000
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/35 ........................................ 3,000,000 3,989,880
Revenue, 2019, 5%, 12/01/36 ........................................ 5,650,000 7,482,465
Ohio Water Development Authority Water Pollution Control Loan Fund ,
Revenue, 2017 A, 5%, 12/01/31 ....................................... 10,000,000 12,688,900
Revenue, 2019 B, 3%, 12/01/33 ....................................... 4,000,000 4,483,600
Revenue, 2019 B, 3%, 12/01/34 ....................................... 6,470,000 7,220,261
State of Ohio ,
GO, 2012A, Pre-Refunded, 5%, 2/01/24 ................................. 8,585,000 9,069,022
GO, 2012A, Pre-Refunded, 5%, 2/01/25 ................................. 7,000,000 7,394,660
GO, R, Pre-Refunded, 5%, 5/01/26 .................................... 11,000,000 12,953,600
GO, R, Pre-Refunded, 5%, 5/01/27 .................................... 5,000,000 5,888,000
GO, R, Pre-Refunded, 5%, 5/01/28 .................................... 9,100,000 10,716,160
Toledo City School District ,
GO, 2012B, Refunding, 5%, 12/01/24 ................................... 2,920,000 3,256,238
GO, 2012B, Refunding, 5%, 12/01/25 ................................... 4,125,000 4,594,507
GO, 2012B, Refunding, 5%, 12/01/26 ................................... 4,340,000 4,825,950
GO, 2012B, Refunding, 5%, 12/01/27 ................................... 4,565,000 5,073,724
274,892,987
Oregon 4.4%
City of Portland , Water System , Revenue, Second Lien , 2013 A , Refunding , 5% ,
10/01/25 ........................................................ 5,000,000 5,661,150
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 ....
3,725,000 4,701,397
Hillsboro School District No. 1J ,
GO, 2020, 4%, 6/15/34 ............................................. 1,295,000 1,603,041
GO, 2020, 4%, 6/15/35 ............................................. 1,250,000 1,539,050
GO, 2020, 4%, 6/15/36 ............................................. 2,605,000 3,177,553
GO, 2020, 4%, 6/15/37 ............................................. 4,370,000 5,287,001
GO, 2020, 4%, 6/15/38 ............................................. 4,575,000 5,491,830
Salem Hospital Facility Authority ,
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/33 ....... 9,440,000 11,554,466
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/34 ....... 3,780,000 4,611,524
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/35 ....... 9,010,000 10,941,113
State of Oregon ,
Department of Transportation, Revenue, Senior Lien, 2012 A, Pre-Refunded, 5%,
11/15/25 ....................................................... 10,000,000 11,168,600
Department of Transportation, Revenue, Senior Lien, 2014A, Refunding, 5%,
11/15/27 ....................................................... 3,000,000 3,574,620
Department of Transportation, Revenue, Senior Lien, 2014A, Refunding, 5%,
11/15/28 ....................................................... 3,500,000 4,160,205
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 5%, 11/15/35 17,980,000 23,666,715

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
State of Oregon, (continued)
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 5%, 11/15/36 $ 15,805,000 $ 20,715,297
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 4%, 11/15/42 18,130,000 21,232,043
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, B, 5%, 6/15/27 ................................................ 5,000,000 5,895,250
GO, B, 5%, 6/15/28 ................................................ 5,000,000 5,882,100
GO, B, 5%, 6/15/29 ................................................ 7,500,000 8,816,625
159,679,580
Pennsylvania 2.7%
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 5,999,850
City of Philadelphia , Water & Wastewater , Revenue , 2017 B , Refunding , 5% , 11/01/31
5,750,000 7,179,278
Commonwealth Financing Authority ,
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2010C-1, AGM Insured, 5%, 6/01/22 ............... 4,130,000 4,144,331
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2010C-1, AGM Insured, 5%, 6/01/23 ............... 4,345,000 4,360,077
Commonwealth of Pennsylvania , GO, Second Series , 2013 , 5% , 10/15/26 .........
13,375,000 15,411,478
Lancaster County Solid Waste Management Authority ,
Revenue, 2013 A, 5.25%, 12/15/25 .................................... 5,345,000 6,247,236
Revenue, 2013 A, 5.25%, 12/15/26 .................................... 5,835,000 6,815,455
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/33 ..................... 2,100,000 2,550,576
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/34 ..................... 1,750,000 2,117,360
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/35 ..................... 1,450,000 1,745,843
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/38 ..................... 3,245,000 3,525,952
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/39 ..................... 3,685,000 3,991,187
Pennsylvania Higher Educational Facilities Authority , University of Pennsylvania Health
System Obligated Group (The) , Revenue , 2017 A , 4% , 8/15/34 ............... 5,895,000 6,730,675
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 .................
4,000,000 5,073,880
Pennsylvania Turnpike Commission ,
Revenue, 2011, Pre-Refunded, 5%, 12/01/24 ............................. 5,000,000 5,354,700
Revenue, 2011, Pre-Refunded, 5%, 12/01/25 ............................. 10,000,000 10,709,400
Philadelphia Gas Works Co. ,
Revenue, 15th, Refunding, 5%, 8/01/30 ................................. 2,000,000 2,399,520
Revenue, 15th, Refunding, 5%, 8/01/31 ................................. 4,030,000 4,807,830
99,164,628
Rhode Island 0.2%
State of Rhode Island ,
GO, 2019C, 5%, 1/15/32 ............................................ 4,500,000 5,843,655
GO, 2019C, 4%, 1/15/34 ............................................ 1,520,000 1,817,130
GO, 2019C, 4%, 1/15/35 ............................................ 600,000 714,330
8,375,115
South Carolina 1.5%
City of Anderson ,
Water & Sewer, Revenue, 2012, Refunding, AGM Insured, 5%, 7/01/22 ......... 2,555,000 2,802,886
Water & Sewer, Revenue, 2012, Refunding, AGM Insured, 5%, 7/01/23 ......... 2,695,000 2,959,433
Water & Sewer, Revenue, 2012, Refunding, AGM Insured, 5%, 7/01/24 ......... 2,825,000 3,102,189
Water & Sewer, Revenue, 2012, Refunding, AGM Insured, 5%, 7/01/25 ......... 2,965,000 3,255,274
County of Berkeley ,
Combined Utility System, Revenue, 2013, Refunding, 5%, 6/01/25 ............. 3,665,000 4,181,545
Combined Utility System, Revenue, 2013, Refunding, 5%, 6/01/26 ............. 1,700,000 1,939,598

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority , Prisma Health Obligated Group ,
Revenue , 2018 A , Refunding , 5% , 5/01/33 ............................... $ 6,000,000 $ 6,629,040
South Carolina Transportation Infrastructure Bank ,
Revenue, 2012 B, Pre-Refunded, AGM Insured, 5%, 10/01/25 ................ 12,935,000 14,387,471
Revenue, 2012 B, Pre-Refunded, AGM Insured, 5%, 10/01/26 ................ 13,440,000 14,949,178
54,206,614
Tennessee 1.2%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group, Revenue, 2019A-1, Refunding, 5%, 8/01/31 1,500,000 1,776,360
CommonSpirit Health Obligated Group, Revenue, 2019A-1, Refunding, 5%, 8/01/34 1,000,000 1,157,160
CommonSpirit Health Obligated Group, Revenue, 2019A-1, Refunding, 5%, 8/01/35 1,250,000 1,439,650
CommonSpirit Health Obligated Group, Revenue, 2019A-1, Refunding, 4%, 8/01/36 1,000,000 1,046,520
City of Memphis , GO , 2012A , Refunding , 5% , 4/01/22 ........................
15,805,000 17,184,302
Metropolitan Government of Nashville & Davidson County ,
GO, 2013A, Pre-Refunded, 5%, 1/01/26 ................................. 5,000,000 5,614,650
Water & Sewer, Revenue, 2013, 5%, 7/01/26 ............................. 1,675,000 1,917,272
Water & Sewer, Revenue, 2013, 5%, 7/01/27 ............................. 1,800,000 2,057,364
Tennessee State School Bond Authority , Revenue , 2015B , 5% , 11/01/28 ..........
8,180,000 10,067,535
42,260,813
Texas 11.5%
City of Austin ,
Water & Wastewater System, Revenue, 2012, Refunding, 5%, 11/15/26 ......... 4,835,000 5,384,739
Water & Wastewater System, Revenue, 2012, Refunding, 5%, 11/15/27 ......... 4,000,000 4,450,600
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/28 ....... 5,000,000 5,645,700
City of Dallas ,
Waterworks & Sewer System, Revenue, 2017, 5%, 10/01/30 ................. 1,500,000 1,900,230
Waterworks & Sewer System, Revenue, 2017, 5%, 10/01/31 ................. 2,500,000 3,152,200
Waterworks & Sewer System, Revenue, 2017, 5%, 10/01/32 ................. 1,000,000 1,254,580
City of El Paso ,
GO, 2020 A, Refunding, 4%, 8/15/34 ................................... 1,000,000 1,214,540
GO, 2020 A, Refunding, 4%, 8/15/35 ................................... 1,000,000 1,209,500
GO, 2020 A, Refunding, 4%, 8/15/36 ................................... 1,000,000 1,204,960
City of Fort Worth ,
GO, 2012, Refunding, 5%, 3/01/25 ..................................... 6,000,000 6,470,760
GO, 2012, Refunding, 5%, 3/01/26 ..................................... 6,790,000 7,315,342
City of Houston ,
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/24 ... 5,000,000 5,906,500
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/26 ... 19,690,000 23,115,666
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/34 .. 3,250,000 4,111,608
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/35 .. 4,500,000 5,670,360
City of San Antonio ,
Electric & Gas Systems, Revenue, 2012, Refunding, 5.25%, 2/01/25 ........... 27,000,000 32,890,320
Electric & Gas Systems, Revenue, 2015, Refunding, 5%, 2/01/27 .............. 10,415,000 12,902,414
Electric & Gas Systems, Revenue, Junior Lien, 2019, Refunding, 5%, 2/01/35 .... 4,400,000 5,829,428
Clear Creek Independent School District ,
GO, 2012B, Refunding, 5%, 2/15/25 .................................... 11,370,000 12,272,210
GO, 2012B, Refunding, 5%, 2/15/26 .................................... 12,060,000 13,014,790
County of Williamson ,
GO, 2012, Refunding, 5%, 2/15/23 ..................................... 6,235,000 6,740,908
GO, 2012, Refunding, 5%, 2/15/25 ..................................... 13,780,000 14,885,707
Dallas/Fort Worth International Airport ,
Revenue, 2013D, Refunding, 5.25%, 11/01/27 ............................ 5,000,000 5,618,900
Revenue, 2013D, Refunding, 5.25%, 11/01/28 ............................ 2,100,000 2,355,465

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
El Paso Independent School District ,
GO, 2015, Refunding, PSF Guaranty, 5%, 8/15/27 ......................... $ 5,460,000 $ 6,526,502
GO, 2015, Refunding, PSF Guaranty, 5%, 8/15/28 ......................... 2,500,000 2,986,025
Harris County Toll Road Authority (The) ,
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/32 ..................... 2,500,000 3,167,350
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/33 ..................... 2,500,000 3,151,025
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2011A, Refunding, 5%, 5/15/24 .... 6,000,000 6,250,980
LCRA Transmission Services Corp., Revenue, 2011B, Refunding, 5%, 5/15/24 .... 10,620,000 11,063,279
Metropolitan Transit Authority of Harris County ,
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/26 ............... 2,000,000 2,409,900
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/27 ............... 2,000,000 2,409,900
Sales & Use Tax, Revenue, 2014, 5%, 11/01/28 ........................... 2,000,000 2,398,520
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, First Tier, A, Refunding, 4%, 1/01/33 ..... 5,000,000 5,642,050
Special Projects System, Revenue, 2011D, Pre-Refunded, 5%, 9/01/24 ......... 12,000,000 12,709,320
Northwest Independent School District ,
GO, 2015A, Refunding, PSF Guaranty, 5%, 2/15/28 ........................ 4,815,000 5,792,349
GO, 2015A, Refunding, PSF Guaranty, 5%, 2/15/29 ........................ 7,015,000 8,424,454
Permanent University Fund , University of Texas System , Revenue , 2014 B , Refunding ,
5% , 7/01/27 ...................................................... 10,000,000 11,733,000
San Angelo Independent School District , GO , A , Refunding , PSF Guaranty , 5% ,
2/15/28 ......................................................... 5,220,000 6,064,648
San Antonio Water System ,
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/24 ...................... 1,500,000 1,735,335
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/26 ...................... 2,200,000 2,539,416
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/28 ...................... 2,000,000 2,299,640
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/29 ...................... 1,000,000 1,148,340
Texas Transportation Commission ,
State Highway Fund, Revenue, First Tier, 2014-A, Refunding, 5%, 4/01/23 ....... 20,000,000 22,663,000
State Highway Fund, Revenue, First Tier, 2014-A, Refunding, 5%, 4/01/24 ....... 20,000,000 23,530,600
State Highway Fund, Revenue, First Tier, 2014-A, Refunding, 5%, 4/01/25 ....... 20,000,000 23,364,000
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas, Revenue, 2017 A, 5%,
10/15/31 ....................................................... 12,585,000 16,207,592
State Water Implementation Revenue Fund for Texas, Revenue, 2018 A, 4%,
10/15/34 ....................................................... 5,800,000 6,964,756
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/36 ....................................................... 10,000,000 12,025,500
State Water Implementation Revenue Fund for Texas, Revenue, 2019 A, 4%,
10/15/36 ....................................................... 4,000,000 4,885,040
University of Houston ,
Revenue, Pre-Refunded, 5%, 2/15/27 .................................. 5,000,000 5,166,467
Revenue, 2020 A, Refunding, 3%, 2/15/36 ............................... 10,560,000 11,400,787
Revenue, 2020 A, Refunding, 3%, 2/15/37 ............................... 10,885,000 11,701,266
420,878,468
Utah 0.5%
Utah State Board of Regents ,
Revenue, 2010EE-2, 5%, 11/01/20 ..................................... 9,000,000 9,151,650
Revenue, 2010EE-2, 5%, 11/01/21 ..................................... 9,000,000 9,152,640
18,304,290
Virginia 4.0%
City of Norfolk ,
Water, Revenue, 2012, Pre-Refunded, 5%, 11/01/24 ....................... 6,050,000 6,608,112
Water, Revenue, 2012, 5%, 11/01/24 ................................... 95,000 103,592

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
City of Norfolk, (continued)
Water, Revenue, 2012, Pre-Refunded, 5%, 11/01/25 ....................... $ 5,910,000 $ 6,455,197
Water, Revenue, 2012, 5%, 11/01/25 ................................... 90,000 98,103
City of Richmond , Public Utility , Revenue , 2016 A , Refunding , 5% , 1/15/32 ........
10,000,000 12,358,400
Virginia Beach Development Authority , Revenue , 2010 B , Refunding , 5% , 8/01/20 ...
13,450,000 13,558,004
Virginia College Building Authority ,
Revenue, 2014 A, Pre-Refunded, 5%, 2/01/25 ............................ 13,080,000 15,334,076
Revenue, 2015 D, 5%, 2/01/25 ........................................ 7,405,000 8,931,467
Virginia Commonwealth Transportation Board , Revenue , 2019 , 3% , 5/15/36 .......
9,460,000 10,301,562
Virginia Public Building Authority ,
Revenue, B, Pre-Refunded, 4%, 8/01/29 ................................ 1,075,000 1,303,824
Revenue, B, 4%, 8/01/29 ............................................ 12,060,000 14,221,514
Virginia Public School Authority ,
Revenue, 2014C, 5%, 8/01/27 ........................................ 4,460,000 5,281,220
County of Prince William, Revenue, 2019 A, 3%, 10/01/37 ................... 5,405,000 6,005,117
Virginia Resources Authority ,
Clean Water Revolving Fund, Revenue, 2014B, Refunding, 5%, 10/01/26 ........ 26,155,000 31,253,917
Clean Water Revolving Fund, Revenue, 2015, Refunding, 5%, 10/01/28 ......... 11,950,000 14,708,538
146,522,643
Washington 4.3%
City of Seattle ,
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/24 .............. 5,230,000 6,176,316
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/25 .............. 5,500,000 6,492,805
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/26 .............. 2,995,000 3,527,960
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/27 .............. 3,150,000 3,705,156
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/34 ............ 5,300,000 6,203,279
County of King ,
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/25 .......................... 1,200,000 1,423,956
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/26 .......................... 1,200,000 1,421,808
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/27 .......................... 1,900,000 2,251,196
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/28 .......................... 3,050,000 3,609,675
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/29 .......................... 2,600,000 3,072,472
Energy Northwest ,
Bonneville Power Administration, Revenue, 2014-A, Refunding, 5%, 7/01/22 ..... 3,250,000 3,569,605
Bonneville Power Administration, Revenue, 2019 A, Refunding, 5%, 7/01/36 ...... 7,000,000 9,162,300
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/23 .......... 3,500,000 4,001,585
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/24 .......... 1,250,000 1,482,725
State of Washington ,
GO, 2012D, Pre-Refunded, 5%, 2/01/25 ................................. 13,955,000 15,074,470
GO, 2017D, 5%, 2/01/31 ............................................ 5,480,000 6,906,609
GO, 2017D, 5%, 2/01/32 ............................................ 10,000,000 12,530,200
GO, R-2015B, Refunding, 5%, 7/01/25 .................................. 29,370,000 34,851,323
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,370,000 1,577,856
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/30 2,800,000 3,351,404
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/31 3,700,000 4,381,688
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 1,500,000 1,758,825
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 1,395,000 1,619,804
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 1,225,000 1,417,521
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 1,250,000 1,439,650
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/36 5,125,000 5,876,889
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/30 ........................................................ 1,000,000 1,209,550
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/31 ........................................................ 1,925,000 2,307,382

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority, (continued)
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/31 ........................................................ $ 2,250,000 $ 2,359,418
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/32 ........................................................ 1,605,000 1,675,813
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/35 ........................................................ 2,400,000 2,464,272
156,903,512
West Virginia 0.3%
State of West Virginia , GO , 2019 A , 5% , 12/01/36 ...........................
9,700,000 12,575,856
Wisconsin 0.5%
Wisconsin Department of Transportation ,
Revenue, 1, Pre-Refunded, 5%, 7/01/24 ................................. 3,440,000 3,781,145
Revenue, 1, 5%, 7/01/24 ............................................ 6,560,000 7,207,997
Revenue, 2017 2, Refunding, 5%, 7/01/31 ............................... 5,000,000 6,357,400
17,346,542
U.S. Territories 0.5%
District of Columbia 0.5%
District of Columbia , Income Tax , Revenue , 2019A , 5% , 3/01/33 ................
3,000,000 4,010,910
Washington Metropolitan Area Transit Authority ,
Revenue, 2017B, 5%, 7/01/31 ........................................ 5,000,000 6,090,200
Revenue, 2017B, 5%, 7/01/32 ........................................ 5,750,000 6,946,863
17,047,973
Total U.S. Territories .................................................................... 17,047,973
Total Municipal Bonds (Cost $3,404,882,703) ...................................
3,609,805,352
a a a a
Short Term Investments 1.2%
Municipal Bonds 1.2%
Florida 0.3%
c
County of Martin , Florida Power & Light Co. , Revenue , 2000 , Refunding , Daily VRDN
and Put , 0.11% , 7/15/22 ............................................. 11,000,000 11,000,000
Massachusetts 0.1%
c
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 0.02% , 11/01/49 ........... 2,400,000 2,400,000
Minnesota 0.4%
c
City of Minneapolis/St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2009-B-1, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.05%, 11/15/35 ................................. 7,875,000 7,875,000
Allina Health Obligated Group, Revenue, B-2, LOC JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.05%, 11/15/35 ..................................... 5,000,000 5,000,000
c
Minnesota Higher Education Facilities Authority , Concordia University St. Paul ,
Revenue , 6Q , LOC US Bank NA , Daily VRDN and Put , 0.08% , 4/01/37 ......... 3,200,000 3,200,000
16,075,000
Missouri 0.0%
†
c
Health & Educational Facilities Authority of the State of Missouri , Washington University
(The) , Revenue , 2000 B , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
0.06% , 3/01/40 ................................................... 1,600,000 1,600,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 140 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 0.3%
c
New York City ,
Transitional Finance Authority Future Tax Secured, Revenue, 2003-A4, SPA TD Bank
NA, Daily VRDN and Put, 0.06%, 11/01/29 ............................. $ 1,300,000 $ 1,300,000
Transitional Finance Authority Future Tax Secured, Revenue, 2019 B-4, SPA
JPMorgan Chase Bank NA, Daily VRDN and Put, 0.07%, 8/01/42 ............ 5,500,000 5,500,000
c
Syracuse Industrial Development Agency , Syracuse University , Revenue , 2008A-2 ,
LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.06% , 12/01/37 ......... 1,405,000 1,405,000
c
Triborough Bridge & Tunnel Authority , Revenue , 2001 C , Refunding , LOC State Street
Bank & Trust Co. , Daily VRDN and Put , 0.07% , 1/01/32 ..................... 2,590,000 2,590,000
10,795,000
Tennessee 0.1%
c
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008A , AGM Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.06% , 6/01/42 ................................... 2,600,000 2,600,000
Total Municipal Bonds (Cost $44,470,000) ......................................
44,470,000
a
Total Investments (Cost $3,449,352,703) 99.6% ..................................
$3,654,275,352
Other Assets, less Liabilities 0.4% .............................................
15,139,631
Net Assets 100.0% ...........................................................
$3,669,414,983
†
Rounds to less than 0.1% of net assets.
a
Security purchased on a when-issued basis.
b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Federal Limited-Term Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Management Investment Companies 2.2%
Capital Markets 2.2%
a
Franklin Liberty Municipal Bond ETF ..................................... 915,000 $ 24,396,187
Total Management Investment Companies (Cost $23,580,063) ....................
24,396,187
Principal
Amount
a a a a
Municipal Bonds 76.1%
Alabama 1.2%
b
Black Belt Energy Gas District , Revenue , 2016 A , Mandatory Put , 4% , 6/01/21 .....
$ 5,000,000 5,141,650
b
Industrial Development Board of the City of Mobile Alabama , Alabama Power Co. ,
Revenue , 2008 , Mandatory Put , 2.9% , 12/12/23 ........................... 7,550,000 7,932,105
13,073,755
Arizona 1.5%
b
Maricopa County Industrial Development Authority , Scottsdale Healthcare Hospitals
Obligated Group , Revenue , 2019 C , Mandatory Put , 0.94% , 9/01/24 ............ 17,000,000 16,785,800
Arkansas 1.0%
State of Arkansas , GO , 2013 , 3.25% , 6/15/22 ..............................
11,195,000 11,545,292
California 3.5%
b
California Health Facilities Financing Authority ,
Providence St. Joseph Health Obligated Group, Revenue, 2013D, Mandatory Put,
5%, 10/15/20 ................................................... 5,000,000 5,085,950
Providence St. Joseph Health Obligated Group, Revenue, 2016 B-3, Refunding,
Mandatory Put, 2%, 10/01/25 ....................................... 13,340,000 13,893,610
California Statewide Communities Development Authority ,
b
Southern California Edison Co., Revenue, D, Refunding, Mandatory Put, 2.625%,
12/01/23 ....................................................... 3,000,000 3,104,400
Viamonte Senior Living 1, Inc., Revenue, 2018 B-3, California Mortgage Insured, 3%,
7/01/27 ........................................................ 3,500,000 3,523,240
Mount San Antonio Community College District , GO , 2017 , Zero Cpn ., 4/01/22 .....
10,000,000 9,969,500
b
Western Municipal Water District Facilities Authority , Revenue , 2016A , Refunding ,
Mandatory Put , 1.5% , 10/01/20 ....................................... 3,250,000 3,252,892
38,829,592
Colorado 0.7%
Denver City & County School District No. 1 , GO , 2012B , 4% , 12/01/27 ...........
7,480,000 8,074,959
Connecticut 1.0%
b
Connecticut State Health & Educational Facilities Authority ,
Yale University, Revenue, 2015A, Refunding, Mandatory Put, 2.05%, 7/12/21 ..... 7,500,000 7,650,525
Yale University, Revenue, X-2, Mandatory Put, 1.8%, 2/09/21 ................. 3,000,000 3,032,070
10,682,595
Florida 1.6%
County of Escambia , Gulf Power Co. , Revenue , 2003 , Refunding , 2.6% , 6/01/23 ....
5,000,000 5,308,150
County of Miami-Dade , Aviation , Revenue , 2010 A-1 , Pre-Refunded , 5.5% , 10/01/30 .
4,345,000 4,422,080
Florida Municipal Power Agency , Revenue , 2017 A , Refunding , 5% , 10/01/25 ......
1,000,000 1,212,100
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2012 , Refunding , AGM Insured , 5% , 7/01/24 ...................... 4,000,000 4,362,840
State of Florida , Department of Transportation Turnpike System , Revenue , 2012 A ,
2.875% , 7/01/25 ................................................... 3,000,000 3,147,150
18,452,320

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia 3.6%
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 2.05% , 11/19/21 ................... $ 3,250,000 $ 3,279,088
b
Main Street Natural Gas, Inc. , Revenue , 2018 A , Mandatory Put , 4% , 9/01/23 ......
10,025,000 10,859,481
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2018A , Refunding , 3% , 7/01/23
11,000,000 11,811,250
State of Georgia , GO , 2016A , 5% , 2/01/23 ................................
12,375,000 13,957,886
39,907,705
Hawaii 1.0%
State of Hawaii , GO , EF , Refunding , 5% , 11/01/23 ...........................
10,000,000 11,127,400
Illinois 0.8%
b
Illinois Finance Authority , Field Museum of Natural History , Revenue , 2019 , Refunding ,
Mandatory Put , 0.752% , 9/01/22 ...................................... 8,610,000 8,498,242
Iowa 0.9%
Des Moines Independent Community School District , Revenue , 2018 , AGM Insured ,
3% , 6/01/29 ...................................................... 9,300,000 10,288,590
Kansas 0.2%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 2,025,340
Kentucky 1.9%
b
Kentucky Public Energy Authority ,
Revenue, 2018A, Mandatory Put, 4%, 4/01/24 ............................ 10,000,000 10,733,800
Revenue, 2020 A, Mandatory Put, 4%, 6/01/26 ............................ 10,000,000 10,911,800
21,645,600
Louisiana 2.7%
State of Louisiana ,
GO, 2013-A, 4%, 5/15/31 ............................................ 15,225,000 16,479,388
GO, 2019-A, 5%, 3/01/31 ............................................ 10,870,000 14,116,869
30,596,257
Maryland 4.7%
City of Baltimore , GO , 2017 B , Refunding , 5% , 10/15/25 ......................
5,000,000 6,178,850
State of Maryland ,
GO, 2017 B, Refunding, 5%, 8/01/26 ................................... 12,330,000 15,683,143
GO, Second Series, 2013A, Pre-Refunded, 5%, 8/01/23 ..................... 11,355,000 11,995,195
Washington Suburban Sanitary Commission ,
Revenue, 2013, Pre-Refunded, 4%, 6/01/28 .............................. 5,500,000 6,120,730
Revenue, 2013, Pre-Refunded, 4%, 6/01/30 .............................. 5,500,000 6,120,730
Revenue, 2013, Pre-Refunded, 4%, 6/01/31 .............................. 5,500,000 6,120,730
52,219,378
Massachusetts 0.5%
b
Massachusetts Development Finance Agency , Partners Healthcare System, Inc. ,
Revenue , 2017 S-4 , Refunding , Mandatory Put , 5% , 1/25/24 ................. 5,000,000 5,801,800
Michigan 0.3%
City of Grand Rapids , Sanitary Sewer System , Revenue , 1998 A , Refunding , BHAC,
AGM, FGIC Insured , 5.5% , 1/01/22 .................................... 2,145,000 2,269,946
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 1.5% , 10/01/22 .
1,000,000 1,001,350
3,271,296

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota 2.2%
b
City of Brooklyn Center , Brooklyn Center AH I LLLP , Revenue , 2019 , Mandatory Put ,
1.35% , 7/01/22 ................................................... $ 4,000,000 $ 4,018,040
b
City of Minneapolis , Trinity LP , Revenue , 2020 , Mandatory Put , 1% , 6/01/21 .......
5,000,000 5,015,400
Farmington Independent School District No. 192 , GO , 2015 C , Refunding , 5% , 2/01/24
6,065,000 7,099,568
b
Hennepin County Housing & Redevelopment Authority , Holmes Housing Partners LP ,
Revenue , 2019 A , Mandatory Put , 1.35% , 12/01/20 ........................ 1,250,000 1,250,850
Minnesota Higher Education Facilities Authority ,
University of St. Thomas, Revenue, 2019, 5%, 10/01/26 ..................... 1,000,000 1,192,230
University of St. Thomas, Revenue, 2019, 5%, 10/01/27 ..................... 1,000,000 1,215,130
Northern Municipal Power Agency , Revenue , 2017 , Refunding , 5% , 1/01/21 .......
5,000,000 5,140,350
24,931,568
Mississippi 0.4%
b
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 1.35% , 9/01/20 ....................................... 5,000,000 5,005,000
Nevada 4.5%
Clark County School District , GO , 2016 D , Refunding , 5% , 6/15/20 ..............
20,000,000 20,033,400
County of Clark , Department of Aviation , Revenue, Sub. Lien , 2018A , Refunding , 5% ,
7/01/21 ......................................................... 17,080,000 17,825,542
Las Vegas Valley Water District ,
GO, 2020 D, Refunding, 5%, 6/01/24 ................................... 1,745,000 2,055,523
GO, 2020 D, Refunding, 5%, 6/01/25 ................................... 2,750,000 3,338,527
State of Nevada , Highway Improvement , Revenue , 2013 , Refunding , 5% , 12/01/20 ..
7,000,000 7,170,800
50,423,792
New Jersey 4.7%
Garden State Preservation Trust , Revenue , 2005 A , AGM Insured , 5.75% , 11/01/28 ..
25,000,000 30,908,000
b
New Jersey Economic Development Authority , New Jersey-American Water Co., Inc. ,
Revenue , 2019 B , Refunding , Mandatory Put , 2.05% , 12/03/29 ............... 7,500,000 7,814,625
b
New Jersey Housing & Mortgage Finance Agency , Garden Spires Urban Renewal LP ,
Revenue , 2018A , Mandatory Put , 2.02% , 8/01/20 .......................... 4,310,000 4,319,439
New Jersey Transportation Trust Fund Authority , Revenue , 2006C , BHAC Insured , Zero
Cpn ., 12/15/27 .................................................... 11,110,000 9,706,696
52,748,760
New York 5.1%
b
Chautauqua County Capital Resource Corp. , Jamestown Center City Development
Corp. , Revenue , 2013 , Refunding , Mandatory Put , 2% , 11/01/21 .............. 4,750,000 4,807,048
City of New York ,
GO, 2014G, 5%, 8/01/20 ............................................ 7,000,000 7,055,580
GO, 2019A, Refunding, 5%, 8/01/22 .................................... 5,000,000 5,506,150
County of Suffolk ,
GO, 2017 D, Refunding, 4%, 10/15/20 .................................. 4,270,000 4,312,615
GO, 2018 B, AGM Insured, 4%, 10/15/28 ................................ 4,205,000 4,739,455
New York State Dormitory Authority , Cornell University , Revenue , 2020A , Refunding ,
5% , 7/01/26 ...................................................... 5,000,000 6,330,250
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp., Revenue, 1994 D, Refunding, 3.5%, 10/01/29 3,000,000 3,386,820
b
Rochester Gas and Electric Corp., Revenue, 1997 A, Refunding, Mandatory Put, 3%,
7/01/25 ........................................................ 10,000,000 10,891,200
New York State Housing Finance Agency , Revenue , 2017K , GNMA Insured , 1.5% ,
5/01/21 ......................................................... 10,000,000 10,090,100
57,119,218

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina 1.2%
City of Charlotte , COP , 2013B , 3% , 6/01/22 ................................
$ 7,500,000 $ 7,514,100
North Carolina State University at Raleigh ,
Revenue, 2018, Refunding, 5%, 10/01/26 ................................ 3,000,000 3,787,740
Revenue, 2018, Refunding, 5%, 10/01/27 ................................ 1,500,000 1,945,410
13,247,250
North Dakota 0.4%
City of West Fargo , GO , 2018 , Refunding , 2.15% , 5/01/21 .....................
4,075,000 4,078,260
Ohio 3.1%
County of Lucas , Promedica Healthcare Obligated Group , Revenue , 2011A , Pre-
Refunded , 6.5% , 11/15/37 ........................................... 10,000,000 10,895,000
Ohio Water Development Authority ,
Revenue, 2018, 5%, 6/01/28 ......................................... 7,000,000 9,231,320
Water Pollution Control Loan Fund, Revenue, 2019A, 5%, 6/01/29 ............. 8,500,000 11,510,105
Sycamore Community City School District , GO , 2020 , 4% , 12/01/23 .............
2,560,000 2,871,066
34,507,491
Oklahoma 0.7%
Oklahoma County Finance Authority ,
Oklahoma County Independent School District No. 52 Midwest City-Del City,
Revenue, 2018, 5%, 10/01/20 ....................................... 1,350,000 1,370,439
Oklahoma County Independent School District No. 52 Midwest City-Del City,
Revenue, 2018, 5%, 10/01/22 ....................................... 1,000,000 1,107,010
Tulsa County Industrial Authority ,
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/21 ........................................................ 2,010,000 2,123,866
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/22 ........................................................ 1,500,000 1,650,000
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/23 ........................................................ 1,170,000 1,338,422
7,589,737
Oregon 1.0%
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 ..................
2,000,000 2,451,860
State of Oregon ,
GO, 2015B, Refunding, 5%, 8/01/27 .................................... 2,785,000 3,417,836
Department of Transportation, Revenue, Senior Lien, 2012 A, Refunding, 5%,
11/15/22 ....................................................... 5,000,000 5,581,550
11,451,246
Pennsylvania 2.1%
b
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 A , Refunding , Mandatory Put , 1.8% , 9/01/22 ......................... 10,000,000 10,025,800
c
University of Pittsburgh-of the Commonwealth System of Higher Education , Revenue ,
FRN , 2018 , 0.38% , ( SIFMA Municipal Swap Index + 0.24% ), 9/15/21 ........... 5,000,000 4,958,900
Westmoreland County Municipal Authority , Revenue , 2013 , Pre-Refunded , 5% , 8/15/37
7,895,000 9,085,013
24,069,713
Tennessee 2.4%
City of Memphis ,
GO, 2018, 5%, 6/01/24 ............................................. 6,915,000 8,160,599
GO, 2018, 5%, 6/01/25 ............................................. 7,260,000 8,853,715
GO, 2018, 5%, 6/01/26 ............................................. 7,625,000 9,537,808
26,552,122

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 11.6%
Central Texas Turnpike System , Revenue, First Tier , 2002-A , BHAC, AMBAC Insured ,
Zero Cpn ., 8/15/27 ................................................. $ 3,280,000 $ 2,907,425
City of Dallas , Waterworks & Sewer System , Revenue , 2015A , Refunding , 5% ,
10/01/26 ........................................................ 5,000,000 6,103,700
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,271,140
City of Lubbock , GO , 2018 , Refunding , 5% , 2/15/25 .........................
5,150,000 6,195,347
Clifton Higher Education Finance Corp. ,
IDEA Public Schools, Revenue, 2017, Refunding, PSF Guaranty, 3%, 8/15/20 .... 2,400,000 2,413,752
IDEA Public Schools, Revenue, 2017, Refunding, PSF Guaranty, 4%, 8/15/21 .... 2,000,000 2,091,260
IDEA Public Schools, Revenue, 2017, Refunding, PSF Guaranty, 4%, 8/15/22 .... 3,200,000 3,461,568
Comal Independent School District ,
GO, 2017, PSF Guaranty, 5%, 2/01/21 .................................. 2,280,000 2,353,803
GO, 2017, PSF Guaranty, 5%, 2/01/22 .................................. 2,250,000 2,431,665
Cypress-Fairbanks Independent School District ,
GO, 2013, PSF Guaranty, 5%, 2/15/22 .................................. 7,320,000 7,932,684
b
GO, 2017A-1, PSF Guaranty, Mandatory Put, 2.125%, 8/16/21 ................ 5,730,000 5,831,306
Grand Parkway Transportation Corp. , Revenue , 2013 B , Pre-Refunded , 5.25% ,
10/01/51 ........................................................ 27,930,000 32,538,450
Northside Independent School District , GO , 2017 , Refunding , PSF Guaranty , 4% ,
8/15/20 ......................................................... 5,940,000 5,986,926
San Antonio Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% ,
2/15/21 ......................................................... 14,880,000 15,389,938
State of Texas ,
GO, 2018 B-3, Refunding, 5%, 8/01/24 .................................. 4,750,000 5,665,800
GO, 2018 B-3, Refunding, 5%, 8/01/25 .................................. 2,000,000 2,462,500
GO, 2018 B-3, Refunding, 5%, 8/01/26 .................................. 2,000,000 2,527,260
b
Texas Transportation Commission , State Highway Fund , Revenue, First Tier , 2016-B ,
Refunding , Mandatory Put , 4% , 10/01/21 ................................ 3,000,000 3,118,620
Texas Water Development Board , State Revolving Fund , Revenue , 2018 , 5% , 8/01/27
4,200,000 5,480,622
Travis County Housing Finance Corp. , AMTEX McKinney Fund LP , Revenue , 2018 ,
2.75% , 4/01/21 ................................................... 10,000,000 10,011,400
University of Texas System (The) , Revenue , 2016 J , 5% , 8/15/21 ...............
4,000,000 4,234,040
130,409,206
Utah 0.1%
South Valley Water Reclamation Facility , Revenue , 2018 , AGM Insured , 5% , 2/15/23 .
1,225,000 1,372,551
Virginia 2.5%
Virginia College Building Authority ,
Revenue, 2012 A, Pre-Refunded, 4%, 2/01/29 ............................ 15,375,000 16,353,004
College of William & Mary Foundation (The), Revenue, B, Refunding, 5%, 9/01/20 . 11,760,000 11,902,061
28,255,065
Washington 6.1%
Auburn School District No. 408 of King & Pierce Counties ,
GO, 2018, 5%, 12/01/27 ............................................. 1,700,000 2,223,243
GO, 2018, 5%, 12/01/28 ............................................. 3,300,000 4,294,653
Energy Northwest , Bonneville Power Administration , Revenue , 2018 A , Refunding , 5% ,
7/01/23 ......................................................... 5,000,000 5,716,550
King County School District No. 410 Snoqualmie Valley ,
GO, 2017, Refunding, 5%, 12/01/20 .................................... 4,880,000 4,998,828
GO, 2017, Refunding, 5%, 12/01/21 .................................... 2,455,000 2,633,380
King County School District No. 414 Lake Washington ,
GO, 2020, 4%, 12/01/20 ............................................. 1,405,000 1,431,372
GO, 2020, 4%, 12/01/21 ............................................. 1,415,000 1,495,131

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Pierce County School District No. 320 Sumner , GO , 2017 , Refunding , 4% , 12/01/20 .
$ 7,250,000 $ 7,389,418
Spokane County School District No. 354 Mead ,
GO, 2018, 4%, 12/01/32 ............................................. 1,150,000 1,361,531
GO, 2018, 5%, 12/01/33 ............................................. 1,500,000 1,898,760
Spokane County School District No. 356 Central Valley , GO , 2018 , 4% , 12/01/31 ....
8,295,000 9,883,410
State of Washington ,
GO, 2012D, Pre-Refunded, 5%, 2/01/34 ................................. 6,545,000 7,070,040
GO, R-2012D, Refunding, 5%, 7/01/23 .................................. 4,085,000 4,487,617
GO, R-2013B, Refunding, 5%, 7/01/23 .................................. 3,255,000 3,575,813
GO, R-2015D, Refunding, 5%, 7/01/28 .................................. 3,985,000 4,787,539
b
University of Washington , Revenue , 2019A , Mandatory Put , 5% , 5/01/22 ..........
5,000,000 5,331,300
68,578,585
Wisconsin 0.9%
City of Fond Du Lac , GO , 2017 B , Refunding , 2% , 4/01/22 .....................
1,000,000 1,028,970
State of Wisconsin , GO , 2012B , 3% , 5/01/33 ...............................
9,000,000 9,155,610
10,184,580
Total Municipal Bonds (Cost $820,689,915) .....................................
853,350,065
Total Long Term Investments (Cost $844,269,978) ...............................
877,746,252
a
a a a a
Short Term Investments 20.5%
Municipal Bonds 20.5%
Arizona 0.5%
d
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.05% , 2/01/48 5,000,000 5,000,000
Colorado 1.2%
d
City & County of Denver , COP , 2008A2 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 0.07% , 12/01/29 .................................. 11,510,000 11,510,000
d
Colorado Educational & Cultural Facilities Authority , Daughters of Israel, Inc. , Revenue ,
B-4 , LOC TD Bank NA , Daily VRDN and Put , 0.07% , 12/01/35 ................ 2,560,000 2,560,000
14,070,000
Florida 1.7%
d
County of St. Lucie , Florida Power & Light Co. , Revenue , 2000 , Refunding , Daily
VRDN and Put , 0.11% , 9/01/28 ....................................... 19,400,000 19,400,000
Georgia 0.0%
†
d
Athens-Clarke County Unified Government Development Authority , University of
Georgia Athletic Association, Inc. , Revenue , 2005 B , LOC Wells Fargo Bank NA ,
Daily VRDN and Put , 0.07% , 7/01/35 ................................... 100,000 100,000
Kentucky 0.3%
d
City of Berea , Berea College , Revenue , 2003B , Daily VRDN and Put , 0.13% , 6/01/29
300,000 300,000
d
Louisville/Jefferson County Metropolitan Government , Norton Healthcare Obligated
Group , Revenue , 2011B , LOC PNC Bank NA , Daily VRDN and Put , 0.07% , 10/01/39 3,600,000 3,600,000
3,900,000
Maryland 0.4%
d
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2008D , LOC TD Bank NA , Daily VRDN
and Put , 0.06% , 7/01/41 ............................................. 4,540,000 4,540,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts 0.1%
d
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 0.02% , 11/01/49 ........... $ 1,335,000 $ 1,335,000
Minnesota 2.1%
d
City of Minneapolis/St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2009-B-1, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.05%, 11/15/35 ................................. 2,250,000 2,250,000
Allina Health Obligated Group, Revenue, B-2, LOC JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.05%, 11/15/35 ..................................... 18,700,000 18,700,000
Children's Health Care Obligated Group, Revenue, 2007A-2, AGM Insured, SPA US
Bank NA, Daily VRDN and Put, 0.05%, 8/15/37 .......................... 1,950,000 1,950,000
22,900,000
Missouri 0.3%
d
Health & Educational Facilities Authority of the State of Missouri , Washington University
(The) , Revenue , 2000 B , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
0.06% , 3/01/40 ................................................... 3,500,000 3,500,000
New Jersey 0.8%
d
New Jersey Health Care Facilities Financing Authority , Virtua Health Obligated Group ,
Revenue , 2009B , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.02% ,
7/01/43 ......................................................... 8,350,000 8,350,000
New York 6.2%
d
City of New York , GO , 2006 I , SPA State Street Bank & Trust Co. , Daily VRDN and Put ,
0.07% , 4/01/36 ................................................... 4,600,000 4,600,000
d
Metropolitan Transportation Authority , Revenue , 2008A-1 , Refunding , LOC TD Bank
NA , Daily VRDN and Put , 0.06% , 11/01/31 ............................... 7,755,000 7,755,000
d
New York City ,
Transitional Finance Authority Future Tax Secured, Revenue, 2003-A4, SPA TD Bank
NA, Daily VRDN and Put, 0.06%, 11/01/29 ............................. 16,600,000 16,600,000
Transitional Finance Authority Future Tax Secured, Revenue, 2016 E-4, SPA
JPMorgan Chase Bank NA, Daily VRDN and Put, 0.07%, 2/01/45 ............ 2,800,000 2,800,000
Transitional Finance Authority Future Tax Secured, Revenue, 2019 B-4, SPA
JPMorgan Chase Bank NA, Daily VRDN and Put, 0.07%, 8/01/42 ............ 8,900,000 8,900,000
Water & Sewer System, Revenue, BB 1B, SPA State Street Bank & Trust Co., Daily
VRDN and Put, 0.08%, 6/15/49 ...................................... 7,200,000 7,200,000
Water & Sewer System, Revenue, CC-2, SPA Bank of Montreal, Daily VRDN and
Put, 0.06%, 6/15/38 .............................................. 11,875,000 11,875,000
d
Triborough Bridge & Tunnel Authority ,
Revenue, 2001 C, Refunding, LOC State Street Bank & Trust Co., Daily VRDN and
Put, 0.07%, 1/01/32 .............................................. 3,100,000 3,100,000
Revenue, 2005 B-2, Refunding, LOC Citibank NA, Daily VRDN and Put, 0.07%,
1/01/32 ........................................................ 5,700,000 5,700,000
Revenue, 2005B-3, Refunding, LOC State Street Bank & Trust Co., Daily VRDN and
Put, 0.08%, 1/01/32 .............................................. 1,300,000 1,300,000
69,830,000
North Carolina 1.6%
d
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2007B, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 0.06%, 1/15/38 .......................... 2,900,000 2,900,000
Atrium Health Obligated Group, Revenue, 2007C, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 0.06%, 1/15/37 .......................... 4,000,000 4,000,000
Atrium Health Obligated Group, Revenue, 2018 G, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.06%, 1/15/48 ................................. 3,000,000 3,000,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 140 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
d
Charlotte-Mecklenburg Hospital Authority (The), (continued)
Atrium Health Obligated Group, Revenue, 2018 H, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.06%, 1/15/48 ................................. $ 8,335,000 $ 8,335,000
18,235,000
Ohio 1.3%
d
Ohio Higher Educational Facility Commission , Cleveland Clinic Health System
Obligated Group , Revenue , 2013B-1 , SPA Wells Fargo Bank NA , Daily VRDN and
Put , 0.06% , 1/01/39 ................................................ 14,405,000 14,405,000
Oregon 1.2%
d
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.06% , 8/01/34 ............ 13,100,000 13,100,000
Tennessee 1.3%
d
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008A , AGM Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.06% , 6/01/42 ................................... 14,130,000 14,130,000
Utah 0.9%
d
County of Weber , IHC Health Services, Inc. Obligated Group , Revenue , 2000C , SPA
Bank of New York Mellon (The) , Daily VRDN and Put , 0.06% , 2/15/35 .......... 10,100,000 10,100,000
Virginia 0.6%
d
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.06% ,
10/01/48 ........................................................ 6,875,000 6,875,000
Total Municipal Bonds (Cost $229,770,000) .....................................
229,770,000
a
Total Investments (Cost $1,074,039,978) 98.8% ..................................
$1,107,516,252
Other Assets, less Liabilities 1.2% .............................................
13,150,635
Net Assets 100.0% ...........................................................
$1,120,666,887
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
The coupon rate shown represents the rate at period end.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Florida Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.5%
Florida 94.8%
Brevard County Health Facilities Authority , Health First, Inc. Obligated Group , Revenue ,
2014 , Refunding , 5% , 4/01/39 ........................................ $ 5,000,000 $ 5,431,200
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/39 ..................... 5,000,000 5,436,250
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/40 ..................... 5,825,000 6,324,028
Revenue, Senior Lien, 2019 B, 5%, 7/01/49 .............................. 5,000,000 5,911,450
Citizens Property Insurance Corp. , Revenue , 2012A-1 , 5% , 6/01/22 .............
5,000,000 5,419,150
City of Atlantic Beach , Naval Continuing Care Retirement Foundation Obligated Group ,
Revenue , 2018 A , 5% , 11/15/38 ....................................... 1,105,000 1,091,862
City of Fort Myers , Utility System , Revenue , 2019 A , Refunding , 4% , 10/01/44 ......
7,000,000 7,947,520
City of Gainesville , Utilities System , Revenue , 2019 A , 5% , 10/01/47 .............
5,000,000 6,328,500
City of Jacksonville , Revenue , 2012 , Refunding , 5% , 10/01/30 ..................
2,000,000 2,154,740
City of Lakeland , Lakeland Regional Health Systems Obligated Group , Revenue , 2015 ,
5% , 11/15/45 ..................................................... 12,300,000 13,047,840
City of Melbourne ,
Water & Sewer, Revenue, 2000A, FGIC Insured, ETM, Zero Cpn ., 10/01/26 ...... 1,500,000 1,433,280
Water & Sewer, Revenue, 2002 B, NATL Insured, Zero Cpn ., 10/01/22 .......... 1,785,000 1,763,384
Water & Sewer, Revenue, 2002 B, NATL Insured, Zero Cpn ., 10/01/26 .......... 4,500,000 4,159,800
City of Miami , Revenue , 2010-A , Pre-Refunded , AGM Insured , 5.25% , 7/01/35 .....
5,000,000 5,020,600
City of Miami Beach , Stormwater , Revenue , 2015 , 5% , 9/01/41 .................
10,000,000 11,902,300
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 5,000,000 5,366,100
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/42 ........................................................ 6,500,000 7,459,920
City of Sunrise , Utility System , Revenue , 1998 , Pre-Refunded , AMBAC Insured , 5.2% ,
10/01/22 ........................................................ 520,000 528,533
City of Tampa , H Lee Moffitt Cancer Center & Research Institute Obligated Group ,
Revenue , 2016 B , Refunding , 5% , 7/01/37 ............................... 5,000,000 5,561,650
Collier County Educational Facilities Authority , Hodges University, Inc. , Revenue , 2013 ,
5.625% , 11/01/28 .................................................. 2,860,000 2,945,314
Collier County Industrial Development Authority , NCH Healthcare System, Inc.
Obligated Group , Revenue , 2011 , 6.25% , 10/01/39 ......................... 5,000,000 5,157,850
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/44 .....
5,000,000 5,281,000
County of Miami-Dade ,
Aviation, Revenue, Pre-Refunded, 5.375%, 10/01/35 ....................... 7,500,000 7,627,962
Aviation, Revenue, 2014B, Refunding, 5%, 10/01/37 ....................... 10,000,000 11,120,000
Aviation, Revenue, 2017B, Refunding, 5%, 10/01/40 ....................... 5,000,000 5,705,000
Seaport Department, Revenue, 2013A, 6%, 10/01/38 ....................... 10,000,000 11,275,700
Transit System, Revenue, 2012, 5%, 7/01/42 ............................. 15,000,000 16,149,000
Transit System, Revenue, 2018, 5%, 7/01/43 ............................. 10,000,000 11,611,000
Transit System, Revenue, 2018, 4%, 7/01/47 ............................. 5,000,000 5,417,050
Water & Sewer System, Revenue, 2013A, Pre-Refunded, 5%, 10/01/42 ......... 10,000,000 11,122,900
Water & Sewer System, Revenue, 2019, 5%, 10/01/43 ...................... 5,000,000 6,214,800
County of Polk , Utility System , Revenue , 2020 , Refunding , 4% , 10/01/43 ..........
4,600,000 5,492,400
Escambia County Health Facilities Authority ,
Baptist Health Care Corp. Obligated Group, Revenue, 2010A, 5.75%, 8/15/29 .... 7,195,000 7,253,783
Baptist Health Care Corp. Obligated Group, Revenue, 2010A, 6%, 8/15/36 ....... 11,000,000 11,082,280
Florida Governmental Utility Authority , Revenue , 2010 , Pre-Refunded , 5.25% , 10/01/40
5,000,000 5,331,850
Florida Higher Educational Facilities Financial Authority ,
Nova Southeastern University, Inc., Revenue, 2011, Refunding, 6.375%, 4/01/31 .. 2,750,000 2,847,047
Rollins College, Revenue, 2010, Pre-Refunded, 5%, 12/01/37 ................ 10,000,000 10,236,900
University of Tampa, Inc. (The), Revenue, 2012A, Refunding, 5.25%, 4/01/42 ..... 2,000,000 2,167,620

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Municipal Loan Council , Revenue , 2011D , AGM Insured , 5.5% , 10/01/41 ....
$ 3,750,000 $ 3,987,900
Fort Pierce Utilities Authority ,
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/20 .................... 3,090,000 3,084,191
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/21 .................... 2,585,000 2,563,415
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/22 .................... 3,090,000 3,038,428
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/23 .................... 3,060,000 2,974,840
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/24 .................... 2,560,000 2,455,040
Greater Orlando Aviation Authority ,
Revenue, 2010A, 5%, 10/01/39 ....................................... 5,000,000 5,061,400
Revenue, 2019 A, 4%, 10/01/49 ....................................... 5,000,000 5,381,050
Halifax Hospital Medical Center ,
Obligated Group, Revenue, 2015, Refunding, 5%, 6/01/46 ................... 4,250,000 4,668,837
Obligated Group, Revenue, 2016, Refunding, 5%, 6/01/36 ................... 2,500,000 2,846,600
Hillsborough County Aviation Authority ,
Revenue, 2015A, 5%, 10/01/44 ....................................... 5,000,000 5,325,800
Revenue, 2018E, 5%, 10/01/43 ....................................... 5,000,000 5,653,200
Lee County Industrial Development Authority , Shell Point/Alliance Obligated Group ,
Revenue , 2019 , 5% , 11/15/44 ........................................ 5,000,000 5,086,550
Martin County Health Facilities Authority , Martin Memorial Medical Center Obligated
Group , Revenue , 2012 , Pre-Refunded , 5.5% , 11/15/42 ...................... 2,100,000 2,259,768
Miami Beach Redevelopment Agency , Tax Allocation , 2015A , Refunding , AGM Insured ,
5% , 2/01/40 ...................................................... 5,000,000 5,752,100
Miami-Dade County Expressway Authority , Revenue , A , 5% , 7/01/40 .............
18,770,000 18,819,553
Miami-Dade County Health Facilities Authority ,
Revenue, A, Pre-Refunded, 6.125%, 8/01/42 ............................. 2,945,000 2,972,830
Nicklaus Children's Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
8/01/42 ........................................................ 3,000,000 3,430,620
Nicklaus Children's Hospital Obligated Group, Revenue, 2017, Refunding, 4%,
8/01/47 ........................................................ 3,500,000 3,728,970
Nicklaus Children's Hospital Obligated Group, Revenue, A, 6.125%, 8/01/42 ...... 1,055,000 1,061,109
Mid-Bay Bridge Authority ,
Revenue, 2015A, Refunding, 5%, 10/01/40 .............................. 5,000,000 5,253,250
Revenue, A, ETM, 6.875%, 10/01/22 ................................... 3,905,000 4,224,117
Revenue, D, ETM, 6.1%, 10/01/22 ..................................... 3,545,000 3,891,949
North Sumter County Utility Dependent District ,
Revenue, 2010, 5.75%, 10/01/43 ...................................... 5,000,000 5,090,800
Revenue, Senior Lien, 2019, BAM Insured, 5%, 10/01/44 .................... 4,000,000 4,943,160
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2012A, 5%, 10/01/42 .............. 10,000,000 10,466,200
Orlando Health Obligated Group, Revenue, 2019 A, 5%, 10/01/47 ............. 5,000,000 5,820,500
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 5,000,000 5,135,700
Orlando-Orange County Expressway Authority ,
Central Florida Expressway Authority, Revenue, 2010 C, Pre-Refunded, 5%, 7/01/40 2,755,000 2,765,689
Central Florida Expressway Authority, Revenue, Pre-Refunded, 5%, 7/01/40 ...... 5,000,000 5,019,326
Central Florida Expressway Authority, Revenue, 2013A, Refunding, 5%, 7/01/35 .. 8,330,000 9,148,589
Palm Beach County Health Facilities Authority , Lifespace Communities, Inc. Obligated
Group , Revenue , 2016 B , 5% , 5/15/41 .................................. 5,000,000 4,823,700
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017A, 5%,
1/01/37 ........................................................ 2,350,000 2,218,259
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017A, 5%,
1/01/42 ........................................................ 1,600,000 1,465,568
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017A, 5%,
1/01/47 ........................................................ 2,450,000 2,207,278

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 140 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sarasota County Health Facilities Authority, (continued)
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/33 .............. $ 600,000 $ 612,612
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/38 .............. 1,025,000 1,035,691
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/48 .............. 1,850,000 1,822,546
Sarasota County Public Hospital District , Obligated Group , Revenue , 2018 , 4% ,
7/01/48 ......................................................... 10,000,000 10,866,800
School Board of Miami-Dade County (The) , GO , 2013 , 5% , 3/15/43 ..............
2,465,000 2,728,607
State of Florida ,
GO, 1999 D, Refunding, 6%, 6/01/23 ................................... 15,000,000 17,586,150
GO, 2007 H, 5%, 6/01/40 ............................................ 7,295,000 7,295,000
GO, 2016 C, Refunding, 4%, 6/01/35 ................................... 5,340,000 6,134,058
GO, 2016 F, Refunding, 4%, 6/01/37 ................................... 8,000,000 9,136,400
Tampa Bay Water , Revenue , 2013 , 5% , 10/01/38 ...........................
10,000,000 11,434,700
Tampa Sports Authority ,
Revenue, 1995, NATL Insured, 6.05%, 10/01/20 ........................... 190,000 193,168
Revenue, 1995, NATL Insured, 6.1%, 10/01/26 ............................ 2,695,000 3,172,392
Tampa-Hillsborough County Expressway Authority , Revenue , 2017 , 5% , 7/01/47 ....
5,000,000 5,772,300
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 5,778,300
University of North Florida Financing Corp. (The) , Revenue , 2016 , Refunding , AGM
Insured , 5% , 11/01/35 .............................................. 5,000,000 5,768,050
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/42 1,500,000 1,664,340
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/47 3,500,000 3,861,690
Embry-Riddle Aeronautical University, Inc., Revenue, 2020A, Refunding, 5%,
10/15/49 ....................................................... 3,000,000 3,375,780
507,192,433
U.S. Territories 0.7%
Puerto Rico 0.7%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000A , 6.625% , 6/01/26 ..... 3,900,000 4,036,500
Total Municipal Bonds (Cost $484,479,474) .....................................
511,228,933
a a a a
Short Term Investments 3.7%
Municipal Bonds 3.7%
Florida 3.7%
a
County of Martin , Florida Power & Light Co. , Revenue , 2000 , Refunding , Daily VRDN
and Put , 0.11% , 7/15/22 ............................................. 1,800,000 1,800,000
a
County of St. Lucie , Florida Power & Light Co. , Revenue , 2000 , Refunding , Daily
VRDN and Put , 0.11% , 9/01/28 ....................................... 17,800,000 17,800,000
19,600,000
Total Municipal Bonds (Cost $19,600,000) ......................................
19,600,000
a
Total Investments (Cost $504,079,474) 99.2% ...................................
$530,828,933
Other Assets, less Liabilities 0.8% .............................................
4,254,543
Net Assets 100.0% ...........................................................
$535,083,476

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Georgia Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.4%
Georgia 97.7%
Athens Housing Authority ,
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 5%,
6/15/36 ........................................................ $ 2,390,000 $ 2,815,731
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 4%,
6/15/40 ........................................................ 5,000,000 5,514,450
Athens-Clarke County Unified Government ,
GO, 2020, 4%, 12/01/29 ............................................. 1,220,000 1,552,804
GO, 2020, 4%, 12/01/30 ............................................. 2,350,000 3,015,003
Atlanta & Fulton County Recreation Authority , City of Atlanta Park Tax , Revenue , 2014
A , Refunding , 5% , 12/01/35 .......................................... 3,530,000 4,150,327
Atlanta Development Authority (The) ,
Revenue, 2015A-1, 5.25%, 7/01/40 .................................... 7,750,000 8,289,090
Revenue, 2015A-1, 5.25%, 7/01/44 .................................... 3,000,000 3,204,060
Piedmont Ellis LLC, Revenue, 2013, Pre-Refunded, 5%, 9/01/32 .............. 2,000,000 2,302,120
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 2,555,000 2,999,672
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGM Insured ,
4% , 3/01/43 ...................................................... 4,000,000 4,583,200
a
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.25%, 12/01/22 2,500,000 25
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... 2,000,000 20
Bartow-Cartersville Joint Development Authority , GHC Student Center LLC , Revenue ,
2011 , AGM Insured , 5% , 6/15/36 ...................................... 4,155,000 4,312,184
Bibb County Development Authority , Macon State College Foundation Real Estate LLC ,
Revenue , 2012 , AGM Insured , 5% , 7/01/40 .............................. 5,000,000 5,288,000
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,652,039
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 6,000,000 6,680,280
Carroll City-County Hospital Authority ,
Tanner Medical Center, Inc., Revenue, 2010, Pre-Refunded, 5%, 7/01/40 ........ 3,000,000 3,011,400
Tanner Medical Center, Inc., Revenue, 2015, 5%, 7/01/41 ................... 2,000,000 2,283,840
Carrollton Payroll Development Authority , UWG Athletic Complex LLC , Revenue , 2014 ,
Refunding , AGM Insured , 5% , 6/15/37 .................................. 3,140,000 3,617,594
City of Atlanta ,
Tax Allocation, 2016B, Refunding, 5%, 1/01/31 ............................ 1,780,000 2,122,152
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014A, Refunding, 5%,
1/01/33 ........................................................ 4,005,000 4,471,422
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014A, Refunding, 5%,
1/01/34 ........................................................ 3,250,000 3,621,280
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 4,500,000 5,006,385
Department of Aviation, Revenue, 2010C, Refunding, 6%, 1/01/30 ............. 6,000,000 6,171,720
Department of Aviation, Revenue, 2012B, 5%, 1/01/42 ...................... 2,000,000 2,096,400
Water & Wastewater, Revenue, 2001A, AGM, NATL-RE Insured, 5.5%, 11/01/27 .. 5,000,000 6,278,350
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/43 ............... 10,000,000 11,593,600
Water & Wastewater, Revenue, 2018 B, 5%, 11/01/47 ...................... 5,000,000 6,124,050
Water & Wastewater, Revenue, 2019, Refunding, 4%, 11/01/38 ............... 1,450,000 1,749,874
City of Buford , GO , 2017 C , Refunding , 4% , 1/01/43 .........................
5,000,000 5,594,850
City of Cartersville , Revenue , 2018 , Refunding , 5% , 6/01/48 ...................
4,000,000 4,931,760
City of Columbus , Water & Sewerage , Revenue , 2014A , Pre-Refunded , 5% , 5/01/33 .
1,030,000 1,217,336
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
3,000,000 3,668,190
City of Fairburn , GO , 2011 , Pre-Refunded , AGM Insured , 5.75% , 12/01/31 .........
2,000,000 2,167,440
Clayton County Development Authority ,
CSU Foundation Real Estate II LLC, Revenue, 2011, AGM Insured, 5%, 7/01/36 .. 3,000,000 3,095,670
TUFF Archives LLC, Revenue, 2012, Refunding, 5%, 7/01/33 ................. 5,000,000 5,422,900

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Clayton County Hospital Authority , Southern Regional Health System, Inc. , Revenue ,
2010A , Pre-Refunded , 5.25% , 8/01/35 .................................. $ 1,000,000 $ 1,007,970
County of DeKalb ,
Water & Sewerage, Revenue, 2006 B, Refunding, AGM Insured, 5%, 10/01/35 .... 10,655,000 12,916,098
Water & Sewerage, Revenue, Junior Lien, 2011A, 5.25%, 10/01/41 ............ 11,425,000 12,042,978
County of Fulton , GO , 2017 , 4% , 7/01/40 .................................
5,000,000 5,684,150
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2010 , 5% , 6/15/40 ......................................... 5,000,000 5,008,600
Coweta County Water & Sewage Authority , Revenue , 2019 , Refunding , 4% , 6/01/39 .
1,500,000 1,766,895
Dalton Whitfield County Joint Development Authority , Hamilton Health Care System
Obligated Group , Revenue , 2017 , 4% , 8/15/41 ............................ 3,000,000 3,324,930
Decatur Urban Redevelopment Agency , Revenue , 2013A , 5% , 1/01/38 ...........
6,195,000 6,806,508
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012A , AGM Insured , 5% , 7/01/39 .................... 5,000,000 5,422,900
Development Authority for Fulton County ,
AMC Campus Project I LLC, Revenue, 2011, AGM Insured, 5%, 6/15/37 ........ 3,075,000 3,197,170
Georgia Tech Facilities, Inc., Revenue, 2010A, 5%, 6/01/41 .................. 3,500,000 3,509,695
Georgia Tech Facilities, Inc., Revenue, 2018, 4%, 3/01/43 ................... 2,000,000 2,230,640
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2014A, Refunding, 5%,
7/01/44 ........................................................ 10,000,000 10,908,800
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2019 A, 4%, 7/01/49 ...... 5,000,000 5,365,750
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 1,000,000 1,109,310
Development Authority of Bulloch County , Georgia Southern University Housing
Foundation Five LLC , Revenue , 2011 , AGM Insured , 5% , 7/01/36 .............. 2,055,000 2,109,375
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 , Refunding , 4.125% , 11/01/45 .................................... 6,000,000 6,087,600
Development Authority of Cobb County (The) ,
Georgia Tech Cobb Research Campus LLC, Revenue, 2017 A, 4%, 6/01/42 ...... 1,600,000 1,754,096
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Senior
Lien, 2015A, 5%, 7/15/38 .......................................... 2,000,000 2,224,500
KSU SRAC Real Estate Foundation LLC, Revenue, 2013, 5%, 7/15/35 .......... 2,500,000 2,723,525
KSU SRAC Real Estate Foundation LLC, Revenue, 2013, 5%, 7/15/38 .......... 2,500,000 2,716,875
Development Authority of Gwinnett County ,
Gwinnett County School District, COP, 2006, NATL Insured, 5.25%, 1/01/22 ...... 3,000,000 3,241,950
Gwinnett County School District, COP, 2006, NATL Insured, 5.25%, 1/01/24 ...... 2,000,000 2,350,940
Etowah Water & Sewer Authority ,
Revenue, 2019, Refunding, BAM Insured, 4%, 3/01/36 ...................... 1,450,000 1,678,926
Revenue, 2019, Refunding, BAM Insured, 3%, 3/01/44 ...................... 1,250,000 1,294,313
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Refunding ,
4% , 7/01/43 ...................................................... 7,735,000 8,476,322
Forsyth County School District , GO , 2018 , 5% , 2/01/38 .......................
2,650,000 3,349,362
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 6,002,880
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, 2017A, Refunding,
5%, 2/15/42 .................................................... 7,000,000 7,974,820
Northeast Georgia Health System Obligated Group, Revenue, 2020 A, Refunding,
4%, 2/15/45 .................................................... 5,000,000 5,254,250
Georgia Higher Education Facilities Authority , USG Real Estate Foundation III LLC ,
Revenue , 2020 , Refunding , 4% , 6/15/41 ................................. 2,305,000 2,596,398
Georgia Housing & Finance Authority ,
Revenue, 2013A, 3.8%, 12/01/37 ...................................... 5,000,000 5,182,900
Revenue, 2018 A, 3.85%, 12/01/38 .................................... 5,705,000 6,263,748
Revenue, 2018 A, 3.95%, 12/01/43 .................................... 3,000,000 3,270,360
Revenue, 2018B, 4.05%, 12/01/38 ..................................... 1,260,000 1,354,941

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Georgia Housing & Finance Authority, (continued)
Revenue, 2019A, Refunding, 3.7%, 6/01/49 .............................. $ 5,000,000 $ 5,402,600
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 5,528,500
Gwinnett County School District , GO , 2019 , 5% , 2/01/41 ......................
3,000,000 3,861,840
Henry County School District , GO , 2016 , 4% , 8/01/33 ........................
5,000,000 5,746,850
Hogansville Ga Combined Public Utility System , Revenue , 1993 , Refunding , AGM
Insured , 6% , 10/01/23 .............................................. 1,845,000 1,996,751
Lawrenceville Building Authority , City of Lawrenceville , Revenue , 2015 , 5% , 4/01/35 .
2,270,000 2,689,360
Macon Water Authority , Revenue , 2015 , 4% , 10/01/35 ........................
2,810,000 3,231,584
Main Street Natural Gas, Inc. ,
Revenue, 2007A, 5.5%, 9/15/27 ....................................... 5,000,000 6,232,400
Revenue, 2019 A, 5%, 5/15/38 ........................................ 2,500,000 3,055,350
Medical Center Hospital Authority , Columbus Regional Healthcare Obligated Group ,
Revenue , 2010 , Pre-Refunded , AGM Insured , 5% , 8/01/41 ................... 5,000,000 5,039,050
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2015B , 5% , 7/01/45 ........
5,000,000 5,908,700
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 5,889,660
Municipal Electric Authority of Georgia ,
Revenue, 2019A, AGM Insured, 4%, 1/01/44 ............................. 5,000,000 5,293,950
Revenue, GG, Refunding, 5%, 1/01/39 .................................. 7,000,000 7,364,840
Municipal Gas Authority of Georgia ,
Revenue, S, Refunding, 5%, 10/01/25 .................................. 2,500,000 2,773,075
Revenue, S, Refunding, 5%, 10/01/26 .................................. 2,500,000 2,770,000
Paulding County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2012A , 5% , 4/01/42 ........................................ 3,500,000 3,676,925
Pierce County School District , GO , 2017 , 4% , 1/01/43 ........................
3,725,000 4,199,491
Private Colleges & Universities Authority ,
Emory University, Revenue, 2011A, Pre-Refunded, 5%, 9/01/41 ............... 8,695,000 9,214,613
Emory University, Revenue, 2013A, 5%, 10/01/43 ......................... 5,000,000 5,595,900
Emory University, Revenue, 2019B, Refunding, 5%, 9/01/48 .................. 5,000,000 6,271,650
Richmond County Hospital Authority , University Health Services Obligated Group ,
Revenue , 2016 , Refunding , 4% , 1/01/35 ................................. 8,000,000 8,715,520
Sandy Springs Public Facilities Authority , City of Sandy Springs , Revenue , 2015 , 5% ,
5/01/41 ......................................................... 3,000,000 3,599,820
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019A , Refunding , 4% , 7/01/43 ............................... 10,000,000 10,511,700
Sinclair Water Authority , Revenue , 2019 , Refunding , AGM Insured , 5% , 4/01/48 .....
2,000,000 2,499,980
State of Georgia ,
GO, 2017 A, 4%, 2/01/36 ............................................ 5,000,000 5,825,550
GO, 2018A, 4%, 7/01/36 ............................................ 5,000,000 5,981,300
Thomasville Hospital Authority ,
John D Archbold Memorial Hospital, Inc., Revenue, 2010, Pre-Refunded, 5.25%,
11/01/35 ....................................................... 1,000,000 1,021,110
John D Archbold Memorial Hospital, Inc., Revenue, 2010, Pre-Refunded, 5.375%,
11/01/40 ....................................................... 5,000,000 5,108,150
Tift County Hospital Authority , Southwell Obligated Group , Revenue , 2013 , 5% ,
12/01/38 ........................................................ 2,000,000 2,147,700
Valdosta & Lowndes County Hospital Authority , Revenue , 2011B , Pre-Refunded , 5% ,
10/01/41 ........................................................ 3,000,000 3,189,150
Worth County School District , GO , 2017 , 5% , 12/01/42 .......................
5,000,000 6,078,600
454,237,362

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 140.
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 0.7%
Puerto Rico 0.7%
a
Puerto Rico Electric Power Authority , Revenue , XX-RSA-1 , 5.25% , 7/01/40 ........
$ 5,000,000 $ 3,100,000
Total Municipal Bonds (Cost $436,944,803) .....................................
457,337,362
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
Georgia 0.2%
b
Athens-Clarke County Unified Government Development Authority , University of
Georgia Athletic Association, Inc. , Revenue , 2005 B , LOC Wells Fargo Bank NA ,
Daily VRDN and Put , 0.07% , 7/01/35 ................................... 785,000 785,000
Total Municipal Bonds (Cost $785,000) .........................................
785,000
a
Total Investments (Cost $437,729,803) 98.6% ...................................
$458,122,362
Other Assets, less Liabilities 1.4% .............................................
6,557,874
Net Assets 100.0% ...........................................................
$464,680,236
a
Defaulted security or security for which income has been deemed uncollectible.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin High Yield Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Management Investment Companies 0.5%
Capital Markets 0.5%
a
Franklin Liberty Intermediate Municipal Opportunities ETF ..................... 100,000 $ 2,494,500
iShares National Muni Bond ETF ........................................ 272,095 31,342,623
33,837,123
Total Management Investment Companies (Cost $33,134,334) ....................
33,837,123
Principal
Amount
a a a a
Corporate Bonds 0.0%
†
Diversified Financial Services 0.0%
†
b
Coalview Centralia LLC , 15% , 2/28/21 ....................................
$ 1,900,000 1,900,000
Total Corporate Bonds (Cost $1,900,000) .......................................
1,900,000
Municipal Bonds 97.3%
Alabama 2.9%
County of Jefferson ,
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn ., 10/01/28 .................... 7,350,000 5,026,150
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn ., 10/01/29 .................... 13,465,000 8,474,332
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn ., 10/01/30 .................... 19,050,000 11,013,186
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn ., 10/01/31 .................... 24,845,000 13,162,136
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn ., 10/01/32 .................... 30,825,000 14,968,312
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn ., 10/01/33 .................... 35,700,000 15,942,549
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn ., 10/01/34 .................... 28,020,000 11,505,292
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn ., 10/01/35 .................... 15,000,000 5,656,350
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn ., 10/01/36 .................... 12,425,000 4,277,928
Sewer, Revenue, Sub. Lien, 2013-F, Zero Cpn ., 10/01/39 .................... 75,000,000 71,612,250
Cullman County Health Care Authority , Revenue , 2009A , 7% , 2/01/36 ............
5,000 5,009
Selma Industrial Development Board ,
International Paper Co., Revenue, 2010A, 5.8%, 5/01/34 .................... 3,000,000 3,009,270
International Paper Co., Revenue, 2011A, 5.375%, 12/01/35 ................. 3,250,000 3,372,850
State of Alabama , Docks Department , Revenue , 2010 , Pre-Refunded , 6% , 10/01/40 .
6,000,000 6,114,900
174,140,514
Arizona 1.9%
Arizona Health Facilities Authority , CommonSpirit Health Obligated Group , Revenue ,
B-1 , 5.25% , 3/01/39 ................................................ 10,000,000 10,170,900
Industrial Development Authority of the City of Phoenix (The) , Downtown Phoenix
Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/54 ..................... 1,335,000 1,302,933
Industrial Development Authority of the County of Pima (The) ,
c
American Leadership Academy, Inc., Revenue, 144A, 2017, 5%, 6/15/47 ........ 5,450,000 4,940,916
c
American Leadership Academy, Inc., Revenue, 144A, 2019, Refunding, 5%, 6/15/49 1,235,000 1,112,957
Tucson Electric Power Co., Revenue, 2010 A, 5.25%, 10/01/40 ............... 15,405,000 15,516,378
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/38 .................... 1,000,000 1,083,340
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/48 .................... 1,000,000 1,065,820
c
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018A, 6%,
7/01/38 ........................................................ 5,000,000 5,383,850
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018A, 6%,
7/01/52 ........................................................ 10,000,000 10,562,300

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Pollution Control Corp. , Public Service Co. of New Mexico , Revenue ,
2003A , Refunding , 6.25% , 1/01/38 ..................................... $ 15,000,000 $ 15,141,300
Northern Arizona University , Revenue , 2020 B , Refunding , BAM Insured , 5% , 6/01/39
1,300,000 1,652,521
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5.25%, 12/01/25 .................................... 6,000,000 7,125,360
Revenue, 2007-1, 5.5%, 12/01/29 ..................................... 11,105,000 14,346,883
Tempe Industrial Development Authority ,
c
Mirabella at ASU, Inc., Revenue, 144A, 2017A, 6%, 10/01/37 ................. 1,200,000 1,172,112
c
Mirabella at ASU, Inc., Revenue, 144A, 2017A, 6.125%, 10/01/47 ............. 1,400,000 1,353,954
c
Mirabella at ASU, Inc., Revenue, 144A, 2017A, 6.125%, 10/01/52 ............. 1,400,000 1,342,026
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/50 ........ 4,300,000 3,458,318
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/54 ........ 6,000,000 4,754,160
Yuma County Industrial Development Authority , Far West Water & Sewer, Inc. ,
Revenue , 2007A , Refunding , 6.375% , 12/01/37 ........................... 14,660,000 13,452,162
114,938,190
Arkansas 0.2%
Arkansas Development Finance Authority ,
Baptist Health Obligated Group, Revenue, 2019, 5%, 12/01/47 ................ 3,000,000 3,524,010
c
Big River Steel LLC, Revenue, 144A, 2019, 4.5%, 9/01/49 ................... 10,000,000 8,648,900
12,172,910
California 21.0%
Alvord Unified School District , GO , 2011B , AGM Insured , Zero Cpn ., 8/01/41 .......
30,750,000 16,236,000
c
California Community Housing Agency , Revenue , 144A, 2019 A , 5% , 4/01/49 ......
10,800,000 11,237,184
California County Tobacco Securitization Agency , Alameda County Tobacco Asset
Securitization Corp. , Revenue , 2002 , 5.875% , 6/01/35 ...................... 3,700,000 3,701,369
c
California Municipal Finance Authority ,
California Baptist University, Revenue, 144A, 2015A, 5.5%, 11/01/45 ........... 17,400,000 17,948,796
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/46 ............ 6,800,000 6,825,636
c
California Pollution Control Financing Authority ,
American Water Capital Corp., Revenue, 144A, 2010, 5.25%, 8/01/40 .......... 6,000,000 6,044,340
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 24,500,000 13,230,000
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 10,000,000 5,400,000
California State Public Works Board , Revenue , 2012 A , 5% , 4/01/30 .............
17,785,000 19,191,438
California Statewide Communities Development Authority ,
c
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/36 7,210,000 7,217,354
Loma Linda University Medical Center Obligated Group, Revenue, 2014A, 5.25%,
12/01/44 ....................................................... 20,555,000 21,137,940
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 3,000,000 3,048,480
Centinela Valley Union High School District , GO , 2012 B , Refunding , AGM Insured ,
Zero Cpn ., 8/01/37 ................................................. 8,400,000 3,468,444
City of Los Angeles , Department of Airports , Revenue , 2010D , 5% , 5/15/40 ........
20,620,000 20,877,750
City of San Buenaventura ,
Community Memorial Health System, Revenue, 2011, 8%, 12/01/31 ............ 10,000,000 10,363,300
Community Memorial Health System, Revenue, 2011, 7.5%, 12/01/41 .......... 15,000,000 15,260,400
City of San Jose , Hotel Tax , Special Tax , 2011 , 6.5% , 5/01/42 ..................
10,000,000 10,132,800
Compton Community College District ,
GO, 2013D, Refunding, BAM Insured, Zero Cpn ., 8/01/30 ................... 3,425,000 2,170,833
GO, 2013D, Refunding, BAM Insured, Zero Cpn ., 8/01/32 ................... 4,000,000 2,204,600
GO, 2013D, Refunding, BAM Insured, Zero Cpn ., 8/01/34 ................... 4,560,000 2,172,612
GO, 2013D, Refunding, BAM Insured, Zero Cpn ., 8/01/36 ................... 5,250,000 2,167,148
GO, 2013D, Refunding, BAM Insured, Zero Cpn ., 8/01/37 ................... 3,065,000 1,177,542

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Compton Community College District, (continued)
GO, 2013D, Refunding, BAM Insured, Zero Cpn ., 8/01/38 ................... $ 6,000,000 $ 2,146,920
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGM Insured, Zero Cpn ., 1/15/30 ............... 10,000,000 11,498,800
Revenue, 2013 A, Refunding, AGM Insured, Zero Cpn ., 1/15/31 ............... 7,295,000 8,588,404
Revenue, Junior Lien, C, Refunding, 6.25%, 1/15/33 ....................... 17,580,000 19,874,014
Revenue, Junior Lien, C, Refunding, 6.5%, 1/15/43 ........................ 28,790,000 32,515,714
Golden State Tobacco Securitization Corp. ,
Revenue, 2007B, Zero Cpn ., 6/01/47 ................................... 50,000,000 9,873,000
Revenue, 2018 A2, Refunding, 5%, 6/01/47 .............................. 20,000,000 20,016,200
Los Angeles Unified School District , GO , 2010 KRY , 5.25% , 7/01/34 .............
36,625,000 36,757,949
M-S-R Energy Authority ,
Revenue, 2009B, 6.125%, 11/01/29 .................................... 30,275,000 37,860,098
Revenue, 2009B, 7%, 11/01/34 ....................................... 20,000,000 29,338,000
Revenue, 2009C, 6.5%, 11/01/39 ...................................... 20,000,000 29,994,800
Novato Redevelopment Agency Successor Agency , Tax Allocation , 2011 , Pre-
Refunded , 6.75% , 9/01/40 ........................................... 3,750,000 4,054,312
Palmdale Elementary School District ,
Special Tax, 2012 A, AGM Insured, Zero Cpn ., 8/01/28 ...................... 1,500,000 1,331,145
Special Tax, 2012 A, AGM Insured, Zero Cpn ., 8/01/30 ...................... 1,250,000 1,049,925
Special Tax, 2012 A, AGM Insured, Zero Cpn ., 8/01/31 ...................... 1,250,000 1,019,400
Special Tax, 2012 A, AGM Insured, Zero Cpn ., 8/01/34 ...................... 2,500,000 2,634,750
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013A, 5.75%, 6/01/44 ............................ 6,065,000 6,496,464
Revenue, Senior Lien, 2013B, Zero Cpn ., 6/01/32 ......................... 4,000,000 2,661,840
Revenue, Senior Lien, 2013B, Zero Cpn ., 6/01/33 ......................... 5,500,000 3,520,935
Revenue, Senior Lien, 2013B, Zero Cpn ., 6/01/41 ......................... 5,000,000 2,251,450
Revenue, Senior Lien, 2013B, Zero Cpn ., 6/01/42 ......................... 7,000,000 3,008,320
San Diego Unified School District ,
GO, 2012 E, Zero Cpn ., 7/01/42 ....................................... 44,565,000 40,888,388
GO, 2012 E, Zero Cpn ., 7/01/47 ....................................... 33,305,000 31,175,145
GO, 2014 G, Pre-Refunded, Zero Cpn ., 7/01/34 ........................... 5,000,000 2,805,900
GO, 2014 G, Pre-Refunded, Zero Cpn ., 7/01/35 ........................... 10,000,000 5,285,000
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, Zero Cpn ., 1/15/41 .......................... 35,256,000 41,836,885
Revenue, 1997 A, Refunding, Zero Cpn ., 1/15/42 .......................... 35,256,000 41,931,018
Revenue, Junior Lien, ETM, Zero Cpn ., 1/01/24 ........................... 52,700,000 51,839,936
Revenue, Junior Lien, ETM, Zero Cpn ., 1/01/25 ........................... 45,200,000 44,157,688
Revenue, Junior Lien, ETM, Zero Cpn ., 1/01/26 ........................... 131,900,000 127,279,543
Revenue, Junior Lien, ETM, Zero Cpn ., 1/01/27 ........................... 139,100,000 131,980,862
Revenue, Junior Lien, 2014B, Refunding, 5.25%, 1/15/44 .................... 20,000,000 21,339,400
Revenue, Junior Lien, 2014B, Refunding, 5.25%, 1/15/49 .................... 25,000,000 26,597,750
San Mateo Foster City School District , GO , A , Zero Cpn ., 8/01/42 ...............
40,000,000 43,925,200
San Mateo Union High School District , GO , 2011A , Zero Cpn ., 9/01/41 ...........
20,000,000 22,413,200
San Ysidro School District ,
GO, 2015, Refunding, AGM Insured, Zero Cpn ., 8/01/42 ..................... 10,000,000 3,681,300
GO, 2015, Refunding, AGM Insured, Zero Cpn ., 8/01/43 ..................... 12,500,000 4,352,750
Silicon Valley Tobacco Securitization Authority ,
Revenue, 2007A, Zero Cpn ., 6/01/36 ................................... 15,000,000 6,176,100
Revenue, 2007C, Zero Cpn ., 6/01/56 ................................... 60,000,000 5,978,400
Southern California Public Power Authority , Revenue , 2007A , 5.25% , 11/01/27 .....
9,855,000 12,041,825
State of California ,
GO, 5.25%, 3/01/30 ................................................ 80,000,000 80,288,000
GO, 5%, 10/01/41 ................................................. 10,000,000 10,571,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO, 2010, 5.25%, 11/01/40 .......................................... $ 47,000,000 $ 47,868,090
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006B, Zero Cpn .,
6/01/46 ........................................................ 50,000,000 9,340,500
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-2,
Refunding, Zero Cpn ., 6/01/54 ...................................... 18,000,000 2,858,220
1,284,318,506
Colorado 5.6%
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,420,000 7,355,372
Aerotropolis Regional Transportation Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,500,000 5,105,980
Banning Lewis Ranch Regional Metropolitan District , GO , 2018 A , 5.375% , 12/01/48 .
2,245,000 2,154,998
Bradburn Metropolitan District No. 2 ,
GO, 2018A, Refunding, 5%, 12/01/38 ................................... 600,000 616,254
GO, 2018A, Refunding, 5%, 12/01/47 ................................... 2,400,000 2,430,504
Brighton Crossing Metropolitan District No. 4 ,
GO, 2017 A, 5%, 12/01/37 ........................................... 525,000 528,255
GO, 2017 A, 5%, 12/01/47 ........................................... 2,440,000 2,379,488
City & County of Denver , Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/48
24,120,000 27,908,770
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 2,000,000 2,240,400
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 11,990,000 12,209,057
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015A, Pre-
Refunded, 5%, 6/01/45 ............................................ 14,000,000 17,167,500
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/47 ........................................................ 6,500,000 5,941,260
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017B, 5%, 5/15/48 .... 12,255,000 10,677,904
Copperleaf Metropolitan District No. 2 , GO , 2015 , Refunding , 5.75% , 12/01/45 .....
2,000,000 2,014,440
Copperleaf Metropolitan District No. 6 , GO , 2018 A , 5.25% , 12/01/48 .............
3,850,000 3,696,231
Cornerstar Metropolitan District ,
GO, A, Refunding, 5.125%, 12/01/37 ................................... 2,000,000 1,943,740
GO, A, Refunding, 5.25%, 12/01/47 .................................... 5,200,000 4,973,540
Cottonwood Highlands Metropolitan District No. 1 , GO , 2019A , 5% , 12/01/49 .......
900,000 835,929
c
Denver Health & Hospital Authority ,
Revenue, 144A, 2017 A, Refunding, 4%, 12/01/35 ......................... 5,000,000 5,259,200
Revenue, 144A, 2017 A, Refunding, 4%, 12/01/36 ......................... 5,000,000 5,241,000
Denver International Business Center Metropolitan District No. 1 , GO , 2019B , 6% ,
12/01/48 ........................................................ 4,290,000 4,196,135
c
DIATC Metropolitan District , GO , 144A, 2019 , 5% , 12/01/49 ....................
2,000,000 1,849,400
E-470 Public Highway Authority ,
Revenue, 2004 A, NATL Insured, Zero Cpn ., 9/01/28 ....................... 15,000,000 11,986,650
Revenue, 2004 B, NATL Insured, Zero Cpn ., 9/01/29 ....................... 10,000,000 5,991,700
Revenue, 2004 B, NATL Insured, Zero Cpn ., 9/01/30 ....................... 17,300,000 9,786,956
Revenue, 2004 B, NATL Insured, Zero Cpn ., 9/01/31 ....................... 10,000,000 5,340,600
Revenue, 2010C, 5.375%, 9/01/26 ..................................... 5,000,000 5,037,050
First Creek Village Metropolitan District ,
GO, 2019A, 5%, 12/01/39 ........................................... 595,000 617,907
GO, 2019A, 5%, 8/01/49 ............................................ 540,000 551,475
Hunters Overlook Metropolitan District No. 5 ,
GO, 2019 A, 5%, 12/01/39 ........................................... 750,000 733,552
GO, 2019 A, 5%, 12/01/49 ........................................... 1,000,000 926,060

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Leyden Rock Metropolitan District No. 10 , GO , 2016 A , 5% , 12/01/45 ............
$ 3,020,000 $ 3,016,285
Palisade Park West Metropolitan District , GO , 2019A , 5.125% , 12/01/49 ..........
1,500,000 1,324,185
c
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40
3,000,000 3,000,060
Public Authority for Colorado Energy ,
Revenue, 2008, 6.125%, 11/15/23 ..................................... 2,060,000 2,239,550
Revenue, 2008, 6.25%, 11/15/28 ...................................... 12,500,000 15,616,000
Revenue, 2008, 6.5%, 11/15/38 ....................................... 80,100,000 120,137,184
Regional Transportation District , COP , 2010-A , Pre-Refunded , 5% , 6/01/25 ........
1,115,000 1,115,000
Ritoro Metropolitan District , GO , 2019A , 5% , 12/01/49 ........................
2,000,000 1,771,020
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
2,900,000 2,905,307
Sierra Ridge Metropolitan District No. 2 , GO, Senior Lien , 2016 A , 5.5% , 12/01/46 ...
1,500,000 1,504,410
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 2,704,061
Southglenn Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/30 .................................... 3,470,000 3,480,896
GO, 2016, Refunding, 5%, 12/01/36 .................................... 810,000 787,134
GO, 2016, Refunding, 5%, 12/01/46 .................................... 4,200,000 3,901,842
STC Metropolitan District No. 2 ,
GO, 2019A, Refunding, 5%, 12/01/38 ................................... 2,000,000 1,915,620
GO, 2019A, Refunding, 5%, 12/01/49 ................................... 1,000,000 914,640
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,739,896
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
1,370,000 1,144,114
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 6/01/31 ...............
3,000,000 2,400,000
Wild Plum Metropolitan District , GO , 2019 A , 5% , 12/01/49 ....................
595,000 607,846
Willow Bend Metropolitan District , GO, Senior Lien , 2019A , 5% , 12/01/49 .........
1,000,000 912,530
340,834,887
Connecticut 0.4%
Connecticut State Health & Educational Facilities Authority ,
c
Church Home of Hartford Obligated Group, Revenue, 144A, A, 5%, 9/01/53 ...... 6,350,000 5,681,345
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/37 ........ 5,500,000 5,202,670
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/43 ........ 13,000,000 11,870,300
State of Connecticut , GO , 2020 A , 3% , 1/15/39 .............................
1,700,000 1,702,771
24,457,086
Delaware 0.0%
†
Delaware State Health Facilities Authority , Christiana Care Health System Obligated
Group , Revenue , 2020 A , Refunding , 4% , 10/01/49 ........................ 1,000,000 1,118,410
Florida 6.0%
Brooks of Bonita Springs Community Development District , Special Assessment ,
6.85% , 5/01/31 ................................................... 790,000 790,956
c
Cape Coral Health Facilities Authority , Gulf Care, Inc. , Revenue, Senior Lien , 144A,
2015 , Refunding , 6% , 7/01/45 ........................................ 5,250,000 4,177,320
c
Capital Trust Agency, Inc. ,
Odyssey Charter School, Inc., Revenue, 144A, 2019, 5%, 7/01/49 ............. 1,280,000 1,196,378
Odyssey Charter School, Inc., Revenue, 144A, 2019, 5%, 7/01/54 ............. 2,390,000 2,206,806
PCPT Hamlin Obligated Group, Revenue, 144A, 2018A, 7.5%, 6/01/48 ......... 10,000,000 8,936,800
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 7/01/46 ............................................ 3,250,000 2,835,658
University Bridge LLC, Revenue, 144A, 2018A, 5.25%, 12/01/43 .............. 31,755,000 29,338,127
Collier County Educational Facilities Authority ,
Ave Maria University, Inc., Revenue, 2013A, Refunding, 6%, 6/01/33 ........... 5,500,000 5,713,290
Ave Maria University, Inc., Revenue, 2013A, Refunding, 6%, 6/01/38 ........... 12,000,000 12,392,160

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Collier County Educational Facilities Authority, (continued)
Hodges University, Inc., Revenue, 2013, 6.125%, 11/01/43 ................... $ 10,035,000 $ 10,296,211
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
5,000,000 5,251,000
County of Miami-Dade ,
Aviation, Revenue, 2010 A-1, Pre-Refunded, 5.5%, 10/01/41 ................. 20,850,000 21,219,879
Aviation, Revenue, 2019A, 5%, 10/01/44 ................................ 8,500,000 9,888,135
c
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 5,310,000 5,522,719
Escambia County Health Facilities Authority ,
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/45 ........................................................ 1,500,000 1,551,240
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/50 ........................................................ 1,500,000 1,541,565
Greater Orlando Aviation Authority , Revenue , 2019 A , 5% , 10/01/44 ..............
14,200,000 16,772,614
c
Greeneway Improvement District , Special Assessment , 144A, 2013 , 5.125% , 5/01/43
35,910,000 36,257,250
Hillsborough County Aviation Authority , Revenue , 2015A , 5% , 10/01/44 ...........
4,940,000 5,261,890
d
Holly Hill Road East Community Development District ,
Special Assessment, 2020, 4.5%, 11/01/31 ............................... 165,000 164,992
Special Assessment, 2020, 5%, 11/01/41 ................................ 350,000 348,841
Special Assessment, 2020, 5%, 11/01/50 ................................ 520,000 508,056
Indian Trace Development District , Special Assessment , 2003 , 5.5% , 5/01/33 ......
2,000,000 2,004,040
Indigo Community Development District ,
Special Assessment, 1999 A, 7%, 5/01/31 ............................... 595,000 595,458
Special Assessment, 1999C, 7%, 5/01/30 ................................ 4,123,752 2,886,626
Lake Ashton Community Development District , Special Assessment , 2015A-1 ,
Refunding , 5% , 5/01/32 ............................................. 2,330,000 2,395,589
Marshall Creek Community Development District , Special Assessment , 2015A ,
Refunding , 5% , 5/01/32 ............................................. 1,890,000 1,922,262
Martin County Health Facilities Authority ,
Martin Memorial Medical Center Obligated Group, Revenue, 2012, Pre-Refunded,
5.5%, 11/15/42 .................................................. 3,800,000 4,089,104
Martin Memorial Medical Center Obligated Group, Revenue, 2015, Pre-Refunded,
5%, 11/15/45 ................................................... 7,500,000 8,977,050
Miami-Dade County Educational Facilities Authority , University of Miami , Revenue , B ,
Refunding , AMBAC Insured , 5.25% , 4/01/27 .............................. 10,995,000 13,175,528
Miami-Dade County Expressway Authority , Revenue , A , 5% , 7/01/40 .............
44,360,000 44,477,110
North Sumter County Utility Dependent District ,
Revenue, 2010, 6%, 10/01/30 ........................................ 3,780,000 3,850,724
Revenue, 2010, 6.25%, 10/01/43 ...................................... 6,865,000 6,999,142
Northern Palm Beach County ,
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5%,
8/01/34 ........................................................ 2,700,000 2,840,130
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5.2%,
8/01/46 ........................................................ 6,000,000 6,265,140
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/37 ........................................................ 750,000 799,905
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/46 ........................................................ 3,000,000 3,159,840
Orange County Health Facilities Authority ,
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 3,800,000 3,903,132
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 4,285,000 4,368,900

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Palm Beach County Health Facilities Authority , ACTS Retirement-Life Communities,
Inc. Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/32 ............... $ 1,500,000 $ 1,581,915
Pelican Marsh Community Development District ,
Special Assessment, 2012, Refunding, 4.875%, 5/01/22 ..................... 330,000 337,125
Special Assessment, 2012, Refunding, 5.375%, 5/01/31 ..................... 1,260,000 1,298,102
Pinellas County Industrial Development Authority ,
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2017, 5%, 7/01/39 ................................................ 2,000,000 1,964,220
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2019, 5%, 7/01/29 ................................................ 1,000,000 1,034,380
River Place on the St. Lucie Community Development District ,
Special Assessment, 2001 A, 7.625%, 5/01/21 ............................ 600,000 462,162
Special Assessment, 2001 A, 7.625%, 5/01/30 ............................ 1,590,000 1,225,954
School Board of Miami-Dade County (The) , COP , 2013A , 5% , 5/01/31 ............
7,985,000 8,949,029
Somerset Community Development District , Special Assessment , 2005 , 5.3% , 5/01/37
5,900,000 5,899,941
State of Florida , GO , 1999 D , Refunding , 6% , 6/01/23 ........................
5,000,000 5,862,050
Village Community Development District No. 10 ,
Special Assessment, 2012, 5%, 5/01/32 ................................. 5,085,000 5,312,300
Special Assessment, 2012, 5.125%, 5/01/43 ............................. 8,100,000 8,490,015
Special Assessment, 2014, 5.75%, 5/01/31 .............................. 1,800,000 1,947,564
Special Assessment, 2014, 6%, 5/01/44 ................................. 7,400,000 8,073,918
Village Community Development District No. 6 , Special Assessment , 2013 , Refunding ,
4% , 5/01/35 ...................................................... 3,485,000 3,583,974
Village Community Development District No. 9 ,
Special Assessment, 1, 6.75%, 5/01/31 ................................. 6,445,000 6,680,049
Special Assessment, 1, 7%, 5/01/41 .................................... 5,715,000 5,973,432
Special Assessment, 2012, Refunding, 5%, 5/01/22 ........................ 390,000 398,405
Special Assessment, 2012, Refunding, 5.25%, 5/01/31 ...................... 1,810,000 1,871,359
Special Assessment, 2012, Refunding, 5.5%, 5/01/42 ....................... 1,815,000 1,878,507
367,705,968
Georgia 1.3%
e
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... 1,470,000 15
Oconee Regional Medical Center Obligated Group, Revenue, 2016, 6.5%, 3/31/17 . 775,108 209,279
c
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/39 1,825,000 1,657,812
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/49 10,760,000 9,240,688
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 7,400,000 9,192,798
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2020 A , Refunding , 4% , 2/15/39 ................. 8,300,000 8,933,456
Main Street Natural Gas, Inc. ,
Revenue, 2007A, 5.5%, 9/15/25 ....................................... 5,000,000 5,954,100
Revenue, 2007A, 5.5%, 9/15/27 ....................................... 4,000,000 4,985,920
Revenue, 2007A, 5.5%, 9/15/28 ....................................... 10,000,000 12,741,100
Revenue, 2019 A, 5%, 5/15/49 ........................................ 11,500,000 14,589,475
Municipal Electric Authority of Georgia ,
Revenue, 2019 B, 5%, 1/01/48 ........................................ 4,595,000 4,963,565
Revenue, 2019A, 5%, 1/01/56 ........................................ 5,000,000 5,532,850
78,001,058

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Idaho 0.2%
Idaho Housing & Finance Association , Revenue , 2010A , 7% , 2/01/36 ............
$ 13,305,000 $ 13,611,015
Illinois 4.3%
Bureau County Township High School District No. 502 , GO , 2013A , Pre-Refunded ,
BAM Insured , 6.625% , 10/01/43 ....................................... 5,250,000 6,394,080
Chicago O'Hare International Airport ,
Passenger Facility Charge, Revenue, 2010 B, 5%, 1/01/35 ................... 12,555,000 12,595,678
Passenger Facility Charge, Revenue, 2010 B, 5%, 1/01/40 ................... 20,430,000 20,497,011
Chicago Transit Authority , Revenue , 2011 , 5.25% , 12/01/36 ....................
11,000,000 11,462,220
County of Cook , GO , 2012C , Refunding , 5% , 11/15/29 .......................
34,555,000 35,499,734
Illinois Finance Authority ,
e
2017 IAVF Windy City Obligated Group, Revenue, 2017 A-1, 4.375%, 12/01/42 ... 2,815,000 1,463,800
e
2018 Blue Island LLC, Revenue, 2018A-1, 5%, 12/01/43 .................... 3,000,000 1,800,000
e
2018 Blue Island LLC, Revenue, 2018A-1, 5%, 12/01/53 .................... 3,075,000 1,845,000
American Water Capital Corp., Revenue, 2010, 5.25%, 5/01/40 ............... 10,415,000 10,447,391
e
BHF Chicago Housing Group C LLC, Revenue, 2018 A-1, 5.1%, 12/01/43 ....... 1,600,000 440,000
e
BHF Chicago Housing Group C LLC, Revenue, 2018 A-1, 5.25%, 12/01/53 ...... 2,600,000 715,000
CHF- Dekalb II LLC, Revenue, 2011, 6.875%, 10/01/43 ...................... 15,000,000 15,375,600
CHF-Normal LLC, Revenue, 2011, Pre-Refunded, 7%, 4/01/43 ................ 7,500,000 7,902,825
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/25 ...... 2,750,000 2,962,602
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/32 ...... 3,750,000 3,984,563
OSF Healthcare System Obligated Group, Revenue, 2015 A, Refunding, 5%,
11/15/45 ....................................................... 15,750,000 17,564,400
Plymouth Place Obligated Group, Revenue, 2015, Refunding, 5%, 5/15/37 ....... 2,500,000 2,308,750
Plymouth Place Obligated Group, Revenue, 2015, Refunding, 5.25%, 5/15/45 .... 1,100,000 993,916
Rosalind Franklin University of Medicine and Science, Revenue, A, Refunding, 5%,
8/01/47 ........................................................ 1,525,000 1,565,641
Rosalind Franklin University of Medicine and Science, Revenue, C, 5%, 8/01/46 ... 1,900,000 1,951,642
Westminster Village, Inc. Obligated Group, Revenue, 2018A, Refunding, 5%, 5/01/48 4,030,000 3,415,143
Westminster Village, Inc. Obligated Group, Revenue, 2018A, Refunding, 5.25%,
5/01/48 ........................................................ 10,000,000 8,927,600
Westminster Village, Inc. Obligated Group, Revenue, 2018A, Refunding, 5.5%,
5/01/53 ........................................................ 8,310,000 7,550,798
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 6,205,000 7,464,925
Revenue, 2002 A, NATL Insured, Zero Cpn ., 6/15/35 ....................... 10,000,000 5,252,500
Revenue, 2002 A, NATL Insured, Zero Cpn ., 12/15/37 ...................... 13,650,000 6,248,015
Revenue, 2010-B-1, Refunding, AGM Insured, Zero Cpn ., 6/15/45 ............. 18,100,000 6,166,308
Railsplitter Tobacco Settlement Authority , Revenue , 2010 , Pre-Refunded , 6% , 6/01/28
24,650,000 26,068,361
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 2018A-1, 5%,
12/01/54 ....................................................... 11,000,000 9,335,150
c
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2018B,
6%, 12/01/54 ................................................... 5,500,000 4,755,905
Village of Bolingbrook , GO , 2013A , Refunding , Zero Cpn ., 1/01/35 ..............
19,800,000 10,444,698
Village of Bourbonnais , Olivet Nazarene University , Revenue , 2010 , Pre-Refunded ,
5.5% , 11/01/40 .................................................... 3,570,000 3,647,790
Village of Hillside , Mannheim Redevelopment Project Area , Tax Allocation , 2018 ,
Refunding , 5% , 1/01/30 ............................................. 2,690,000 2,637,760
259,684,806
Indiana 1.0%
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2011, 5.75%, 11/15/41 ........... 5,000,000 5,096,000
Greencroft Goshen Obligated Group, Revenue, 2013A, 7%, 11/15/43 ........... 5,000,000 5,263,200

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indiana Finance Authority, (continued)
Marian University, Inc., Revenue, 2011, Pre-Refunded, 6.375%, 9/15/41 ......... $ 12,500,000 $ 13,496,000
Ohio Valley Electric Corp., Revenue, 2012A, 5%, 6/01/32 .................... 10,000,000 10,201,200
WVB East End Partners LLC, Revenue, 2013A, 5%, 7/01/40 ................. 12,500,000 13,094,875
WVB East End Partners LLC, Revenue, 2013A, 5.25%, 1/01/51 ............... 12,500,000 13,092,250
Indiana University , Revenue , 2020A , Refunding , 4% , 6/01/45 ..................
1,000,000 1,164,930
61,408,455
Iowa 0.9%
Iowa Finance Authority , Northcrest Obligated Group , Revenue , 2018A , 5% , 3/01/48 ..
7,500,000 6,859,500
Iowa Higher Education Loan Authority , Upper Iowa University , Revenue , 2010 , Pre-
Refunded , 6% , 9/01/39 ............................................. 11,000,000 11,157,520
Iowa Tobacco Settlement Authority , Revenue , 2005B , 5.6% , 6/01/34 .............
35,850,000 36,323,220
54,340,240
Kansas 0.0%
†
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
1,900,000 1,724,858
Kentucky 1.0%
County of Ohio , Big Rivers Electric Corp. , Revenue , 2010A , Refunding , 6% , 7/15/31 .
10,500,000 10,522,365
County of Owen , American Water/Kentucky-American Water Co. Obligated Group ,
Revenue , 2010A , 5.375% , 6/01/40 ..................................... 10,000,000 10,036,200
Kentucky Economic Development Finance Authority ,
Owensboro Health, Inc. Obligated Group, Revenue, 2010A, Pre-Refunded, 6.5%,
3/01/45 ........................................................ 18,330,000 18,330,000
Owensboro Health, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
6/01/41 ........................................................ 10,000,000 10,654,600
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier, 2013C, Zero Cpn ., 7/01/39 ........................... 10,000,000 9,553,800
Revenue, First Tier, 2013C, Zero Cpn ., 7/01/43 ........................... 5,000,000 4,761,950
63,858,915
Louisiana 1.4%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 2,055,000 2,235,141
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
c
Parish of Jefferson, Revenue, 144A, 2019, 4%, 11/01/44 .................... 2,655,000 2,046,448
c
Parish of Lafourche, Revenue, 144A, 2019, 3.95%, 11/01/43 ................. 4,475,000 3,440,693
c
Parish of St. Martin, Revenue, 144A, 2019, 4.4%, 11/01/44 ................... 3,250,000 2,658,565
c
Parish of Tangipahoa GOMESA, Revenue, 144A, 2018, 5.375%, 11/01/38 ....... 2,575,000 2,363,361
c
Parish of Vermilion, Revenue, 144A, 2019, 4.625%, 11/01/38 ................. 2,080,000 1,855,339
c
Provident Group - ULM Properties LLC, Revenue, 144A, 2019 A, 5%, 7/01/54 .... 4,000,000 3,583,680
c
Terrebonne Parish Consolidated Government, Revenue, 144A, 2018, 5.5%, 11/01/39 1,985,000 1,847,241
Westlake Chemical Corp., Revenue, 2009A, 6.5%, 8/01/29 .................. 9,000,000 9,009,720
Westlake Chemical Corp., Revenue, 2010A-2, 6.5%, 11/01/35 ................ 8,000,000 8,007,600
Louisiana Public Facilities Authority ,
Lafayette General Health System, Inc. Obligated Group, Revenue, 2016A,
Refunding, 5%, 11/01/41 ........................................... 2,000,000 2,151,400
Lafayette General Health System, Inc. Obligated Group, Revenue, 2016A,
Refunding, 5%, 11/01/45 ........................................... 7,405,000 7,924,831
Ochsner Clinic Foundation, Revenue, 2011, Pre-Refunded, 6.5%, 5/15/37 ....... 5,000,000 5,296,200
Ochsner Clinic Foundation, Revenue, 2011, Pre-Refunded, 6.75%, 5/15/41 ...... 15,500,000 16,455,110
Ochsner Clinic Foundation, Revenue, 2016, Pre-Refunded, 5%, 5/15/47 ......... 60,000 75,256

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
$ 13,990,000 $ 13,794,839
St. Tammany Parish Finance Authority ,
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/29 ....... 1,200,000 1,211,340
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/37 ....... 1,650,000 1,631,388
Tobacco Settlement Financing Corp. , Revenue , 2013A , Refunding , 5.25% , 5/15/35 ..
1,000,000 1,065,090
86,653,242
Maine 0.4%
Maine Governmental Facilities Authority , Revenue , 2020 A , 3% , 10/01/39 .........
1,800,000 1,944,036
Maine Health & Higher Educational Facilities Authority ,
MaineGeneral Health Obligated Group, Revenue, 2011, 6.75%, 7/01/36 ......... 4,250,000 4,378,562
MaineGeneral Health Obligated Group, Revenue, 2011, 7%, 7/01/41 ........... 10,000,000 10,324,000
Town of Rumford , OfficeMax, Inc. , Revenue , Refunding , 6.625% , 7/01/20 .........
4,800,000 4,799,328
21,445,926
Maryland 0.7%
City of Baltimore ,
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5%, 6/01/36 ..... 1,250,000 1,202,063
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5.125%, 6/01/43 . 2,500,000 2,403,700
County of Frederick ,
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.25%,
7/01/29 ........................................................ 750,000 694,770
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.75%,
7/01/39 ........................................................ 1,410,000 1,201,038
County of Harford , Tax Allocation , 2011 , 7.5% , 7/01/40 .......................
6,845,000 6,590,845
Maryland Community Development Administration ,
Revenue, 2019 B, Refunding, 3.2%, 9/01/39 ............................. 10,000,000 10,788,700
Residential, Revenue, 2019 C, 3%, 9/01/39 .............................. 7,500,000 7,900,950
Maryland Economic Development Corp. , Ports America Chesapeake LLC , Revenue , A ,
Pre-Refunded , 5.75% , 6/01/35 ........................................ 13,070,000 13,070,000
43,852,066
Massachusetts 1.3%
Commonwealth of Massachusetts , Revenue , 2005 , Refunding , NATL Insured , 5.5% ,
1/01/34 ......................................................... 35,000,000 47,725,300
Massachusetts Bay Transportation Authority , Revenue , 1991-A , 7% , 3/01/21 .......
260,000 273,335
c
Massachusetts Development Finance Agency ,
Linden Ponds Obligated Group, Revenue, 144A, 2018, 5%, 11/15/38 ........... 3,000,000 2,665,500
Linden Ponds Obligated Group, Revenue, 144A, 2018, 5.125%, 11/15/46 ........ 5,000,000 4,334,350
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013A, Pre-
Refunded, 6.25%, 11/15/28 ......................................... 1,868,000 2,155,934
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013A, Pre-
Refunded, 6.25%, 11/15/33 ......................................... 2,000,000 2,411,520
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013A, Pre-
Refunded, 6.5%, 11/15/43 .......................................... 4,125,000 5,002,841
Massachusetts Educational Financing Authority , Revenue , 2013K , 5.25% , 7/01/29 ...
4,575,000 4,858,376
Massachusetts Port Authority , Revenue , 2011A , 5.125% , 7/01/41 ...............
10,340,000 10,704,485
80,131,641
Michigan 4.7%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien,
2001B, NATL Insured, 5.5%, 7/01/29 .................................. 5,000,000 6,683,150

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Detroit, (continued)
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien,
2006B, NATL Insured, 5%, 7/01/36 ................................... $ 15,000 $ 15,050
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2012A, Refunding, 5.25%, 7/01/39 ................................... 12,000,000 12,908,520
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
3,815,000 4,105,245
Detroit City School District , GO , 2001A , AGM Insured , 6% , 5/01/29 ..............
15,900,000 20,290,467
Michigan Finance Authority ,
Bronson Healthcare Group Obligated Group, Revenue, 2019 A, 5%, 5/15/54 ..... 30,000,000 32,206,800
Detroit Public Lighting Authority Utility Users Tax, Revenue, 2014B, 5%, 7/01/39 ... 5,600,000 5,917,408
Detroit Public Lighting Authority Utility Users Tax, Revenue, 2014B, 5%, 7/01/44 ... 5,000,000 5,244,750
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2014C-1, 5%, 7/01/44 ............................................. 10,000,000 10,456,300
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2014C-3, AGM Insured, 5%, 7/01/32 .................................. 10,000,000 11,377,700
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2014C-3, AGM Insured, 5%, 7/01/33 .................................. 3,000,000 3,403,140
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2014C-6, Refunding, 5%, 7/01/33 .................................... 10,000,000 11,209,000
Great Lakes Water Authority Water Supply System, Revenue, D-1, Refunding, AGM
Insured, 5%, 7/01/37 .............................................. 5,000,000 5,627,550
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/29 ........................................................ 11,000,000 12,487,420
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/30 ........................................................ 9,000,000 10,182,690
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/34 ........................................................ 10,000,000 11,188,200
Henry Ford Health System Obligated Group, Revenue, 2019A, 5%, 11/15/48 ..... 10,000,000 11,514,500
c
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6%, 7/01/24 ... 3,000,000 3,057,750
c
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6.75%, 7/01/44 . 5,505,000 5,529,828
Trinity Health Corp. Obligated Group, Revenue, Pre-Refunded, 5%, 12/01/39 ..... 27,600,000 29,557,944
Trinity Health Corp. Obligated Group, Revenue, 2013MI-4, Refunding, 5%, 12/01/39 2,000,000 2,404,020
Trinity Health Corp. Obligated Group, Revenue, 2013MI-5, 4%, 12/01/40 ........ 3,000,000 3,298,110
Trinity Health Corp. Obligated Group, Revenue, MI 2019 A, Refunding, 5%, 12/01/41 7,500,000 8,966,550
Michigan State Building Authority , Revenue , 2011 II-A , Refunding , 5.375% , 10/15/41 .
10,000,000 10,704,200
Michigan State Hospital Finance Authority ,
Trinity Health Corp. Obligated Group, Revenue, Pre-Refunded, 5%, 12/01/34 ..... 28,860,000 31,544,713
Michigan Tobacco Settlement Finance Authority ,
Revenue, 2007A, 6%, 6/01/48 ........................................ 5,000,000 5,000,100
Revenue, 2007B, Zero Cpn ., 6/01/52 ................................... 150,000,000 10,396,500
Michigan Finance Authority Tobacco Settlement, Revenue, 2007A, 6%, 6/01/34 ... 2,500,000 2,500,075
287,777,680
Minnesota 0.1%
City of Minneapolis ,
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.25%, 11/01/45 .............. 2,800,000 2,551,472
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.375%, 11/01/50 .............. 1,000,000 928,800
Minnesota Higher Education Facilities Authority , College of St. Scholastica , Inc. ,
Revenue , 2019 , Refunding , 4% , 12/01/40 ................................ 1,000,000 959,260
4,439,532

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi 1.0%
County of Lowndes , International Paper Co. , Revenue , 1992-B , Refunding , 6.7% ,
4/01/22 ......................................................... $ 18,875,000 $ 20,375,751
County of Warren , International Paper Co. , Revenue , 2010A , 5.8% , 5/01/34 .......
7,000,000 7,021,630
c
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ 2,250,000 1,892,385
Mississippi Hospital Equipment & Facilities Authority , Baptist Memorial Health Care
Obligated Group , Revenue , A , 5% , 9/01/41 ............................... 30,000,000 32,964,000
62,253,766
Missouri 1.1%
Cape Girardeau County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2016 A , Refunding , 6% , 3/01/33 ......................... 4,685,000 5,242,328
Health & Educational Facilities Authority of the State of Missouri , Mosaic Health System
Obligated Group , Revenue , 2019A , Refunding , 4% , 2/15/49 .................. 1,000,000 1,091,720
Kansas City Industrial Development Authority ,
Airport, Revenue, 2019 B, 5%, 3/01/46 .................................. 28,000,000 32,241,720
Airport, Revenue, 2019 B, 5%, 3/01/54 .................................. 12,950,000 14,808,066
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/42 ................................... 1,000,000 920,540
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/50 ................................... 3,500,000 3,110,310
St. Louis County Industrial Development Authority , Friendship Village of West County ,
Revenue , 2012 , Pre-Refunded , 5% , 9/01/42 .............................. 7,000,000 7,732,900
Stoddard County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2016B , Refunding , 6% , 3/01/37 .......................... 4,000,000 4,409,720
69,557,304
Montana 0.1%
Montana Facility Finance Authority , Kalispell Regional Medical Center Obligated Group ,
Revenue , 2018 B , Refunding , 5% , 7/01/48 ............................... 5,765,000 6,435,931
Nevada 0.8%
City of Henderson ,
Local Improvement District No. T-16, Special Assessment, 2005, 5.1%, 3/01/22 ... 980,000 935,371
Local Improvement District No. T-16, Special Assessment, 2005, 5.125%, 3/01/25 . 1,030,000 913,939
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/32 ........................................................ 1,750,000 1,668,695
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/35 ........................................................ 2,500,000 2,305,100
City of Las Vegas ,
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/39 .... 450,000 416,583
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/44 .... 750,000 668,978
c
City of Reno , County of Washoe Sales Tax , Revenue , 144A, 2018 C , Refunding , Zero
Cpn ., 7/01/58 ..................................................... 19,500,000 2,113,020
County of Clark ,
Special Improvement District No. 128, Special Assessment, 2001-2007, 5%, 2/01/26 1,295,000 1,297,227
Special Improvement District No. 128, Special Assessment, 2001-2007, 5.05%,
2/01/31 ........................................................ 1,010,000 1,011,172
Special Improvement District No. 142, Special Assessment, 2012, Refunding, 5%,
8/01/21 ........................................................ 1,065,000 1,114,916
Special Improvement District No. 159, Special Assessment, 2015, 5%, 8/01/35 .... 2,340,000 2,384,741
Las Vegas Special Improvement District No. 610 , Special Assessment , 2018 , 5% ,
6/01/48 ......................................................... 8,185,000 8,213,484
Las Vegas Special Improvement District No. 812 ,
Special Assessment, 2015, 5%, 12/01/27 ................................ 1,480,000 1,561,356

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
Las Vegas Special Improvement District No. 812, (continued)
Special Assessment, 2015, 5%, 12/01/30 ................................ $ 1,715,000 $ 1,783,651
Special Assessment, 2015, 5%, 12/01/35 ................................ 1,085,000 1,109,684
c
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 5.875%, 12/15/27 .......... 11,885,000 11,509,196
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 6.25%, 12/15/37 ........... 9,000,000 8,264,520
Somerset Academy of Las Vegas, Revenue, 144A, 2018A, 5%, 12/15/38 ........ 1,000,000 961,420
Somerset Academy of Las Vegas, Revenue, 144A, 2018A, 5%, 12/15/48 ........ 1,500,000 1,382,490
49,615,543
New Jersey 3.3%
New Jersey Economic Development Authority ,
Provident Group-Montclair Properties LLC, Revenue, 2010A, Pre-Refunded, 5.875%,
6/01/42 ........................................................ 5,000,000 5,000,000
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/35 .... 3,450,000 3,587,966
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 4,550,000 4,681,086
United Airlines, Inc., Revenue, 1999, 5.125%, 9/15/23 ...................... 19,800,000 19,752,876
United Airlines, Inc., Revenue, 1999, 5.25%, 9/15/29 ....................... 25,000,000 24,744,750
United Airlines, Inc., Revenue, 2003, 5.5%, 6/01/33 ........................ 16,480,000 16,257,190
c
White Horse HMT Urban Renewal LLC, Revenue, 144A, 2020, 5%, 1/01/40 ...... 3,000,000 2,336,220
New Jersey Higher Education Student Assistance Authority , Revenue , 2019 B ,
Refunding , 3% , 12/01/32 ............................................ 8,000,000 7,978,160
New Jersey Transportation Trust Fund Authority ,
Revenue, 2008 A, Zero Cpn ., 12/15/38 .................................. 46,750,000 18,965,540
Revenue, 2011B, 5.25%, 6/15/36 ...................................... 17,500,000 17,659,075
Revenue, 2014AA, 5%, 6/15/38 ....................................... 4,810,000 4,913,704
Revenue, 2014AA, 5%, 6/15/44 ....................................... 9,335,000 9,485,573
Revenue, 2015AA, 5.25%, 6/15/41 ..................................... 2,500,000 2,585,175
Revenue, 2019 A, Refunding, 4%, 12/15/39 .............................. 1,500,000 1,396,485
Revenue, 2019 AA, 5%, 6/15/46 ....................................... 2,500,000 2,571,375
Revenue, 2019 BB, 5%, 6/15/50 ....................................... 670,000 686,482
Tobacco Settlement Financing Corp. ,
Revenue, 2018 A, Refunding, 5%, 6/01/46 ............................... 9,500,000 10,437,840
Revenue, 2018 A, Refunding, 5.25%, 6/01/46 ............................. 18,000,000 20,114,280
Revenue, 2018B, Refunding, 5%, 6/01/46 ............................... 25,000,000 26,242,750
199,396,527
New Mexico 2.3%
City of Farmington ,
Public Service Co. of New Mexico, Revenue, 2010C, Refunding, 5.9%, 6/01/40 ... 18,435,000 18,453,804
Public Service Co. of New Mexico, Revenue, 2010D, Refunding, 5.9%, 6/01/40 ... 53,520,000 53,574,590
Public Service Co. of New Mexico, Revenue, 2010E, Refunding, 5.9%, 6/01/40 ... 58,000,000 58,059,160
Lower Petroglyphs Public Improvement District ,
Special Tax, 2018, Refunding, 5%, 10/01/33 .............................. 500,000 508,250
Special Tax, 2018, Refunding, 5%, 10/01/38 .............................. 450,000 452,093
Special Tax, 2018, Refunding, 5%, 10/01/48 .............................. 1,205,000 1,200,252
New Mexico Hospital Equipment Loan Council , Haverland Carter Lifestyle Obligated
Group , Revenue , 2012 , 5% , 7/01/42 .................................... 5,000,000 4,749,800
New Mexico Mortgage Finance Authority , Revenue , 2019 D , I , GNMA Insured , 3% ,
7/01/39 ......................................................... 1,980,000 2,106,938
139,104,887
New York 5.6%
City of New York ,
GO, 1992-F, 7.5%, 2/01/21 ........................................... 5,000 5,028

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
City of New York, (continued)
GO, 1992G, 7.5%, 2/01/22 ........................................... $ 5,000 $ 5,027
GO, 2020 C-1, Refunding, 5%, 8/01/30 ................................. 1,000,000 1,335,070
Metropolitan Transportation Authority ,
Revenue, 2010D, Pre-Refunded, 5.25%, 11/15/40 ......................... 10,000,000 10,232,600
Revenue, Pre-Refunded, 5%, 11/15/41 .................................. 15,500,000 16,595,230
Revenue, 2013 D, 5%, 11/15/38 ....................................... 14,040,000 14,397,177
Revenue, 2013E, 5%, 11/15/33 ....................................... 10,000,000 10,355,200
f
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 1,000,000 1,087,420
Revenue, 2020 A-1, 5%, 11/15/47 ..................................... 24,300,000 26,326,377
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 18,000,000 19,434,960
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 21,945,000 23,713,109
Municipal Assistance Corp. for the City of Troy ,
Revenue, 1996-C, NATL Insured, Zero Cpn ., 7/15/21 ....................... 428,010 426,700
Revenue, 1996-C, NATL Insured, Zero Cpn ., 1/15/22 ....................... 649,658 646,196
New York City ,
Transitional Finance Authority Future Tax Secured, Revenue, 2020 B-1, 3%, 11/01/47 1,700,000 1,719,091
Water & Sewer System, Revenue, 2020 DD-1, 5%, 6/15/30 .................. 1,000,000 1,388,840
Water & Sewer System, Revenue, 2020 DD-1, 4%, 6/15/50 .................. 11,000,000 12,843,380
New York City Housing Development Corp. , FC 8 Spruce Street Residential LLC ,
Revenue , F , Refunding , 4.5% , 2/15/48 .................................. 7,500,000 7,581,150
New York Liberty Development Corp. ,
c
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 15,000,000 15,114,600
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 65,000,000 85,441,850
New York State Dormitory Authority ,
Montefiore Obligated Group, Revenue, 2020A, Refunding, 4%, 9/01/45 ......... 500,000 513,805
Montefiore Obligated Group, Revenue, 2020A, Refunding, 4%, 9/01/50 ......... 500,000 513,065
NYU Langone Hospitals Obligated Group, Revenue, 2020A, 4%, 7/01/50 ........ 500,000 542,015
NYU Langone Hospitals Obligated Group, Revenue, 2020A, 4%, 7/01/53 ........ 1,000,000 1,076,820
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 5%, 2/15/30 1,500,000 2,015,835
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 5%, 2/15/31 1,300,000 1,722,929
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 3%, 2/15/49 2,000,000 2,053,560
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/45 ........................................ 10,000,000 10,838,000
Revenue, 2019 B, 4%, 1/01/50 ........................................ 10,000,000 10,716,200
New York Transportation Development Corp. , Laguardia Gateway Partners LLC ,
Revenue , 2016 A , 5% , 7/01/46 ........................................ 41,785,000 43,647,357
Port Authority of New York & New Jersey , Revenue , 2014 , 4% , 9/01/43 ...........
5,500,000 5,979,270
c
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , Zero Cpn .,
8/15/45 ......................................................... 61,000,000 13,221,140
341,489,001
North Carolina 0.6%
North Carolina Medical Care Commission ,
Duke University Health System, Inc., Revenue, 2012 A, Pre-Refunded, 5%, 6/01/42 15,000,000 16,412,250
Galloway Ridge Obligated Group, Revenue, 2014A, Refunding, 5.25%, 1/01/41 ... 2,720,000 2,719,837
Maryfield , Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/30 ....... 2,790,000 2,666,124
Maryfield , Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/35 ....... 1,000,000 892,280
Rex Hospital, Inc. Obligated Group, Revenue, 2020 A, 4%, 7/01/49 ............ 1,000,000 1,092,240
United Church Homes & Services Obligated Group, Revenue, 2015A, Refunding,
5%, 9/01/37 .................................................... 2,100,000 2,010,876
United Church Homes & Services Obligated Group, Revenue, 2017C, Refunding,
5%, 9/01/41 .................................................... 2,120,000 1,977,875
United Church Homes & Services Obligated Group, Revenue, 2017C, Refunding,
5%, 9/01/46 .................................................... 6,325,000 5,757,331

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
Raleigh Durham Airport Authority , Revenue , 2020B , Refunding , 5% , 5/01/31 .......
$ 250,000 $ 325,485
33,854,298
North Dakota 0.2%
County of Burleigh ,
University of Mary, Revenue, 2016, 5.1%, 4/15/36 ......................... 2,800,000 2,645,440
University of Mary, Revenue, 2016, 5.2%, 4/15/46 ......................... 5,430,000 4,941,897
North Dakota Housing Finance Agency , Revenue , 2019 C , 3.2% , 7/01/39 .........
4,000,000 4,311,000
11,898,337
Ohio 2.5%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020A-2, 1, Refunding, 4%, 6/01/48 .................. 1,000,000 1,058,320
Revenue, Senior Lien, 2020 B-2, 2, Refunding, 5%, 6/01/55 .................. 5,700,000 5,760,819
City of Bowling Green , CFP I LLC , Revenue , 2010 , Pre-Refunded , 6% , 6/01/45 .....
12,500,000 12,500,000
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 4,649,250
Cleveland-Cuyahoga County Port Authority ,
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 700,000 701,904
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.5%, 12/01/43 ...... 700,000 704,718
County of Butler ,
Revenue, 2010, Pre-Refunded, 5.5%, 11/01/40 ........................... 10,000,000 10,217,900
County of Fairfield , Fairfield Medical Center , Revenue , 2013 , Refunding , 5% , 6/15/43
10,000,000 10,445,900
County of Hamilton ,
Life Enriching Communities Obligated Group, Revenue, 2011A, Pre-Refunded, 6.5%,
1/01/41 ........................................................ 4,970,000 5,150,958
Life Enriching Communities Obligated Group, Revenue, 2011A, Pre-Refunded,
6.625%, 1/01/46 ................................................. 2,500,000 2,592,850
County of Lake , Lake Hospital System, Inc. , Revenue , 2015 , Refunding , 5% , 8/15/45
6,000,000 6,616,500
Franklin County Convention Facilities Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,000,000 4,578,650
Little Miami Local School District ,
GO, 2011, Pre-Refunded, 6.875%, 12/01/34 .............................. 5,100,000 5,432,571
GO, 2011, 6.875%, 12/01/34 ......................................... 200,000 205,092
Ohio Air Quality Development Authority , Buckeye Power, Inc. , Revenue , 2010 , 6% ,
12/01/40 ........................................................ 15,000,000 15,418,350
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , Zero
Cpn ., 2/15/35 ..................................................... 35,000,000 42,171,850
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2012, Refunding, 6%,
12/01/42 ....................................................... 14,000,000 14,482,440
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/35 ....................................................... 1,000,000 1,027,270
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/43 ....................................................... 1,000,000 1,003,340
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5.5%,
12/01/43 ....................................................... 1,300,000 1,338,194
State of Ohio , University Hospitals Health System, Inc. Obligated Group , Revenue ,
2016A , Refunding , 5% , 1/15/46 ....................................... 6,000,000 6,650,640
152,707,516
Oklahoma 0.1%
Tulsa County Industrial Authority , Montereau Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/15/45 .......................................... 6,500,000 6,472,700

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon 0.3%
Clackamas & Washington Counties School District No. 3 , GO , 2020 A , Zero Cpn .,
6/15/49 ......................................................... $ 1,750,000 $ 755,773
Hospital Facilities Authority of Multnomah County Oregon ,
Mirabella at South Waterfront, Revenue, 2014A, Refunding, 5.4%, 10/01/44 ...... 3,000,000 2,999,730
Mirabella at South Waterfront, Revenue, 2014A, Refunding, 5.5%, 10/01/49 ...... 5,500,000 5,505,830
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5%, 5/15/22 .... 425,000 436,424
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5.75%, 5/15/27 .. 1,000,000 1,052,930
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5.625%, 5/15/32 . 1,000,000 1,042,250
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 6%, 5/15/42 .... 3,100,000 3,220,001
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 6%, 5/15/47 .... 2,000,000 2,073,240
Yamhill County Hospital Authority , Friendsview Manor Obligated Group , Revenue ,
2016A , Refunding , 5% , 11/15/51 ...................................... 4,325,000 3,694,761
20,780,939
Pennsylvania 2.4%
Allegheny County Higher Education Building Authority ,
Carlow University, Revenue, 2011, Pre-Refunded, 6.75%, 11/01/31 ............ 1,215,000 1,325,115
Carlow University, Revenue, 2011, Pre-Refunded, 7%, 11/01/40 ............... 2,000,000 2,187,120
c
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 144A, 2017, 5%, 5/01/32 .................................... 11,975,000 12,114,030
Revenue, 144A, 2018, 5%, 5/01/42 .................................... 3,245,000 3,249,056
Revenue, 144A, 2018, 5.375%, 5/01/42 ................................. 5,000,000 5,011,050
Chester County Health and Education Facilities Authority , Main Line Health System,
Inc. Obligated Group , Revenue , 2020A , 4% , 9/01/50 ....................... 1,000,000 1,131,160
Chester County Industrial Development Authority ,
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/34 .......... 1,500,000 1,578,915
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/39 .......... 1,725,000 1,797,536
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/44 .......... 1,160,000 1,201,830
c
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5%, 3/01/38 ........................................... 525,000 492,618
c
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5.125%, 3/01/48 ....................................... 1,000,000 909,900
County of Lehigh , Lehigh Valley Health Network Obligated Group , Revenue , 2019 A ,
Refunding , 4% , 7/01/49 ............................................. 10,000,000 10,417,000
Dallas Area Municipal Authority ,
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/39 .............. 1,100,000 1,122,726
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/48 .............. 4,000,000 4,022,040
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/38 ... 1,000,000 912,090
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/43 ... 1,200,000 1,062,240
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/48 ... 4,600,000 3,981,162
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/53 ... 3,050,000 2,596,373
Menno-Haven, Inc. Obligated Group, Revenue, 2019, 5%, 12/01/54 ............ 1,000,000 848,650
Lancaster County Hospital Authority ,
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.125%, 7/01/37 ... 1,000,000 940,820
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.25%, 7/01/41 .... 2,500,000 2,325,225
Montgomery County Industrial Development Authority , ACTS Retirement-Life
Communities, Inc. Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/36 .... 6,710,000 6,956,794
f
Pennsylvania Economic Development Financing Authority , Talen Energy Supply LLC ,
Revenue , B , Refunding , Mandatory Put , 5% , 9/01/20 ....................... 25,000,000 24,874,750
Pennsylvania Housing Finance Agency , Revenue , 2019-129 , 3.15% , 10/01/39 ......
3,000,000 3,222,180
Pennsylvania State University (The) , Revenue , 2020A , 4% , 9/01/50 .............
1,000,000 1,152,560
Pennsylvania Turnpike Commission ,
Revenue, 2009C, AGM Insured, 6.25%, 6/01/33 ........................... 5,000,000 6,447,250

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Turnpike Commission, (continued)
Revenue, B-2, Zero Cpn ., 12/01/37 .................................... $ 20,000,000 $ 20,022,400
Revenue, B-2, Zero Cpn ., 12/01/40 .................................... 25,075,000 24,886,938
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... 3,000,000 2,549,520
149,339,048
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Care New England Health
System Obligated Group , Revenue , 2013A , Pre-Refunded , 6% , 9/01/33 ......... 7,320,000 8,664,611
South Carolina 1.2%
South Carolina Jobs-Economic Development Authority ,
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2017, 5%,
4/01/52 ........................................................ 1,750,000 1,561,490
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5%, 4/01/48 ............................................ 3,500,000 3,159,835
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5.25%, 4/01/53 ......................................... 11,000,000 10,191,280
South Carolina Public Service Authority , Revenue , 2013 B , Refunding , 5.125% ,
12/01/43 ........................................................ 52,890,000 56,168,122
71,080,727
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village, Revenue, 2016, Refunding, 5%, 11/01/46 ............... 11,110,000 9,659,478
Dow Rummel Village, Revenue, 2017, 5%, 11/01/42 ........................ 3,000,000 2,852,430
12,511,908
Tennessee 1.4%
Johnson City Health & Educational Facilities Board ,
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn ., 7/01/27 .................................... 19,365,000 17,196,895
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn ., 7/01/28 .................................... 19,400,000 16,781,970
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn ., 7/01/29 .................................... 19,365,000 16,284,028
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn ., 7/01/30 .................................... 19,370,000 15,776,478
Memphis-Shelby County Airport Authority ,
Revenue, 2010B, Refunding, 5.75%, 7/01/23 ............................. 5,000,000 5,018,300
Revenue, 2010B, Refunding, 5.75%, 7/01/24 ............................. 3,500,000 3,512,635
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Vanderbilt University Medical Center Obligated Group , Revenue , 2016 A , 5% ,
7/01/40 ......................................................... 10,000,000 11,279,500
c
Nashville Metropolitan Development & Housing Agency , Tax Allocation , 144A, 2018 ,
5.125% , 6/01/36 ................................................... 900,000 904,491
86,754,297
Texas 8.4%
Brazoria County Industrial Development Corp. , Gladieux Metals Recycling LLC ,
Revenue , 2019 B , 7% , 3/01/39 ........................................ 11,400,000 11,177,130
Central Texas Regional Mobility Authority ,
Revenue, 2010, Zero Cpn ., 1/01/35 .................................... 3,000,000 1,709,010
Revenue, 2010, Zero Cpn ., 1/01/37 .................................... 2,500,000 1,295,000
Revenue, 2010, Zero Cpn ., 1/01/38 .................................... 2,405,000 1,188,768

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Central Texas Regional Mobility Authority, (continued)
Revenue, 2010, Zero Cpn ., 1/01/39 .................................... $ 2,545,000 $ 1,200,146
Revenue, Senior Lien, 2011, Pre-Refunded, 5.75%, 1/01/31 .................. 2,500,000 2,579,725
Revenue, Senior Lien, 2011, Pre-Refunded, 6%, 1/01/41 .................... 7,925,000 8,188,189
Revenue, Senior Lien, 2011, Pre-Refunded, 6.25%, 1/01/46 .................. 24,340,000 25,183,624
Central Texas Turnpike System , Revenue, First Tier , 2012-A , Pre-Refunded , 5% ,
8/15/41 ......................................................... 5,000,000 5,530,750
c
City of Fort Worth ,
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/27 ................................ 1,965,000 1,981,074
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/32 ................................ 1,270,000 1,239,241
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5.125%, 9/01/37 ............................. 1,650,000 1,559,712
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/27 ................................ 1,605,000 1,613,635
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/32 ................................ 1,550,000 1,503,701
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/37 ................................ 2,000,000 1,863,180
Clifton Higher Education Finance Corp. , Uplift Education , Revenue , A , 5% , 12/01/45 .
3,855,000 3,988,653
Dallas/Fort Worth International Airport ,
Revenue, 2010A, Pre-Refunded, 5%, 11/01/45 ............................ 50,000,000 51,007,000
Revenue, 2013B, 5%, 11/01/44 ....................................... 11,385,000 12,127,871
El Paso Downtown Development Corp. , Revenue , 2013 A , 7.25% , 8/15/38 ........
15,000,000 18,019,200
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn ., 10/01/45 .................................. 10,000,000 11,266,000
Revenue, First Tier, 2013 A, 5.125%, 10/01/43 ............................ 2,850,000 2,937,837
Revenue, First Tier, 2020 C, Refunding, 4%, 10/01/45 ...................... 6,000,000 6,869,400
Revenue, First Tier, 2020 C, Refunding, 4%, 10/01/49 ...................... 1,500,000 1,709,775
Harris County Cultural Education Facilities Finance Corp. ,
Brazos Presbyterian Homes Obligated Group, Revenue, 2013 B, Pre-Refunded, 7%,
1/01/43 ........................................................ 3,000,000 3,496,800
Brazos Presbyterian Homes Obligated Group, Revenue, 2013 B, Pre-Refunded, 7%,
1/01/48 ........................................................ 5,250,000 6,119,400
Brazos Presbyterian Homes Obligated Group, Revenue, 2016, Refunding, 5%,
1/01/48 ........................................................ 5,000,000 4,574,300
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5%,
2/15/36 ........................................................ 1,000,000 800,590
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5.125%,
2/15/42 ........................................................ 3,750,000 2,851,388
Christian Care Centers, Inc. Obligated Group, Revenue, 2016, Refunding, 5%,
2/15/35 ........................................................ 5,175,000 4,196,666
New Hope Cultural Education Facilities Finance Corp. ,
Cardinal Bay, Inc., Revenue, D, 6%, 7/01/26 ............................. 145,000 132,605
Cardinal Bay, Inc., Revenue, D, 7%, 7/01/51 ............................. 5,110,000 4,209,516
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 5%, 4/01/42 ..... 3,500,000 3,046,155
CHF-Collegiate Housing Stephenville III LLC, Revenue, A, 5%, 4/01/47 ......... 6,420,000 6,354,067
CHF-Stephenville LLC, Revenue, 2013 A, 6%, 4/01/45 ...................... 3,000,000 3,092,400
c
Cityscape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/39 ................ 500,000 498,740
c
Cityscape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/51 ................ 1,570,000 1,516,965
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/42 ...... 5,000,000 4,460,100
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/47 ...... 1,645,000 1,441,513
Morningside Ministries Obligated Group, Revenue, 2013, 6.5%, 1/01/43 ......... 4,350,000 4,511,254

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., (continued)
Morningside Ministries Obligated Group, Revenue, 2020A, 5%, 1/01/55 ......... $ 4,100,000 $ 3,607,098
MRC Crestview Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/36 ...... 1,020,000 978,007
MRC Crestview Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/46 ...... 4,100,000 3,762,529
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 30,000,000 24,170,700
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5%,
10/01/39 ....................................................... 2,750,000 2,257,503
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5.25%,
10/01/49 ....................................................... 12,600,000 9,997,722
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Second Tier, 2019
B, 5.5%, 12/01/54 ................................................ 15,000,000 11,243,100
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Third Tier, 2019 C,
6%, 12/01/54 ................................................... 7,490,000 5,475,190
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/43 ............ 3,200,000 2,837,440
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/49 ............ 1,000,000 859,330
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/50 ..... 1,180,000 934,501
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/55 ..... 4,400,000 3,436,268
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, First Tier, 2011B, Refunding, 5%, 1/01/38 .. 10,000,000 10,198,500
North Texas Tollway System, Revenue, First Tier, I, Refunding, 6.5%, 1/01/43 ..... 25,000,000 29,957,750
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn ., 9/01/37 .... 7,500,000 4,105,050
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn ., 9/01/43 .... 10,000,000 13,581,000
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn ., 9/01/45 .... 25,000,000 36,761,000
Port Freeport ,
Revenue, Senior Lien, 2019 A, 4%, 6/01/44 .............................. 3,180,000 3,470,048
Revenue, Senior Lien, 2019 A, 5%, 6/01/49 .............................. 4,015,000 4,741,514
Red River Education Finance Corp. , Houston Baptist University , Revenue , 2017 ,
Refunding , 5.5% , 10/01/46 ........................................... 4,250,000 4,570,875
Red River Health Facilities Development Corp. ,
e
Eden Home, Inc. Obligated Group, Revenue, 2012, 7.25%, 12/15/42 ........... 11,000,000 7,287,500
Wichita Falls Retirement Foundation Obligated Group, Revenue, 2012, 5.5%,
1/01/32 ........................................................ 1,500,000 1,512,105
Wichita Falls Retirement Foundation Obligated Group, Revenue, 2012, 5.125%,
1/01/41 ........................................................ 2,000,000 1,963,740
Tarrant County Cultural Education Facilities Finance Corp. ,
Cook Children's Medical Center Obligated Group, Revenue, 2020, Refunding, 4%,
12/01/45 ....................................................... 1,000,000 1,115,090
Cumberland Rest, Inc. (The), Revenue, A-1, Refunding, 5%, 10/01/49 .......... 5,125,000 5,109,010
Texas Health Resources Obligated Group, Revenue, 2010, Pre-Refunded, 5%,
11/15/40 ....................................................... 15,225,000 15,549,901
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2012, 5%, 12/15/30 ........................................ 25,000,000 26,383,250
Revenue, 2012, 5%, 12/15/31 ........................................ 24,500,000 25,795,560
Revenue, 2012, 5%, 12/15/32 ........................................ 10,000,000 10,492,300
Texas Transportation Commission ,
Revenue, First Tier, 2019A, Zero Cpn ., 8/01/46 ........................... 3,000,000 877,500
Revenue, First Tier, 2019A, Zero Cpn ., 8/01/47 ........................... 5,750,000 1,594,360
Revenue, First Tier, 2019A, Zero Cpn ., 8/01/51 ........................... 3,500,000 779,100
Revenue, First Tier, 2019A, Zero Cpn ., 8/01/52 ........................... 4,000,000 840,920
Revenue, First Tier, 2019A, Zero Cpn ., 8/01/53 ........................... 400,000 79,544
Wood County Central Hospital District , East Texas Medical Center Quitman , Revenue ,
2011 , Pre-Refunded , 6% , 11/01/41 ..................................... 9,350,000 10,091,642
513,457,727

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah 0.1%
Salt Lake City Corp. Airport , Revenue , 2018A , 5.25% , 7/01/48 ..................
$ 5,600,000 $ 6,457,248
c
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020A, 5%, 6/15/39 ... 475,000 469,818
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020A, 5%, 6/15/49 ... 825,000 788,510
7,715,576
Virginia 1.4%
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019A, 5%,
6/01/44 ........................................................ 3,550,000 3,231,494
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019A, 5%,
6/01/49 ........................................................ 4,065,000 3,642,484
Norfolk Economic Development Authority , Sentara Healthcare Obligated Group ,
Revenue , 2012 B , Refunding , 5% , 11/01/43 .............................. 17,575,000 18,741,101
c
Peninsula Town Center Community Development Authority , Special Assessment , 144A,
2018 , Refunding , 5% , 9/01/45 ........................................ 2,300,000 2,292,962
Roanoke Economic Development Authority ,
Carilion Clinic Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/47 ....... 1,000,000 1,534,670
Carilion Clinic Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/51 ....... 1,000,000 1,095,870
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2017, 5%, 1/01/40 ............. 8,000,000 8,159,200
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2012, 6%, 1/01/37 ... 6,485,000 6,779,873
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2012, 5.5%, 1/01/42 . 35,790,000 36,891,974
82,369,628
Washington 1.7%
Greater Wenatchee Regional Events Center Public Facilities District , Revenue , A ,
5.5% , 9/01/42 .................................................... 10,000,000 9,530,800
Ocean Shores Local Improvement District , Special Assessment , 2011 , 7.25% , 2/01/31
3,040,000 3,748,867
Skagit County Public Hospital District No. 1 , Revenue , 2010 , Pre-Refunded , 5.75% ,
12/01/35 ........................................................ 5,355,000 5,501,834
Washington Economic Development Finance Authority ,
b,e
Coalview Centralia LLC, Revenue, 2013, 8.25%, 8/01/25 .................... 3,800,000 2,090,000
b,e
Coalview Centralia LLC, Revenue, 2013, 9.5%, 8/01/25 ..................... 12,855,000 7,070,250
f
Propeller Airports Paine Field LLC, Revenue, A, Mandatory Put, 6.5%, 3/01/24 .... 24,750,000 25,500,668
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 15,500,000 17,363,100
Providence St. Joseph Health Obligated Group, Revenue, 2012A, 5%, 10/01/42 ... 19,725,000 20,591,914
c
Washington State Housing Finance Commission ,
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019A, 5%, 1/01/49 .............................................. 1,500,000 1,297,905
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019A, 5%, 1/01/55 .............................................. 1,800,000 1,527,282
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/46 ......................................... 2,250,000 1,970,820
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/51 ......................................... 1,700,000 1,460,946
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2019, 5%,
1/01/55 ........................................................ 9,020,000 7,259,296
104,913,682
West Virginia 0.1%
County of Kanawha , West Virginia State University Foundation, Inc. , Revenue , 2013 ,
6.75% , 7/01/45 ................................................... 6,650,000 6,804,812

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 1.1%
Public Finance Authority ,
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/39 ............. $ 1,595,000 $ 1,628,527
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/44 ............. 1,900,000 1,919,228
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/49 ............. 3,975,000 3,994,517
Adams-Columbia Electric Cooperative, Revenue, 2010A, 5.5%, 12/01/40 ........ 6,755,000 6,925,293
Celanese US Holdings LLC, Revenue, 2016C, Refunding, 4.3%, 11/01/30 ....... 4,000,000 4,028,960
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/45 .......... 2,805,000 3,010,691
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/53 .......... 4,345,000 4,647,412
c
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/39 .. 1,230,000 1,157,430
c
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/49 .. 6,600,000 5,928,252
c
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/54 .. 1,920,000 1,692,384
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/37 ............................................ 625,000 582,606
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/52 ............................................ 4,100,000 3,536,373
c
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/34 ......... 5,220,000 5,293,498
c
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/39 ......... 5,250,000 5,304,285
Wisconsin Health & Educational Facilities Authority ,
Beaver Dam Community Hospitals, Inc., Revenue, 2013 A, Pre-Refunded, 5.25%,
8/15/34 ........................................................ 5,000,000 5,776,100
Chiara Communities, Inc., Revenue, 2018 C, 7%, 7/01/43 ................... 1,000,000 829,310
Chiara Communities, Inc., Revenue, 2018 C, 7.5%, 7/01/53 .................. 2,750,000 2,308,845
St. John's Communities, Inc. Obligated Group, Revenue, 2015B, Refunding, 5%,
9/15/45 ........................................................ 3,500,000 3,239,670
St. John's Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 9/15/45 .... 3,500,000 3,239,740
St. John's Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 9/15/50 .... 500,000 456,445
Wisconsin Housing & Economic Development Authority , Revenue , 2019 C , FNMA
Insured , 2.75% , 9/01/39 ............................................. 3,000,000 3,123,570
68,623,136
Wyoming 0.1%
West Park Hospital District , Revenue , 2011A , 7% , 6/01/40 .....................
5,500,000 5,746,730
Wyoming Community Development Authority ,
CHF-Wyoming LLC, Revenue, 2011, 6.25%, 7/01/31 ....................... 600,000 612,996
CHF-Wyoming LLC, Revenue, 2011, 6.5%, 7/01/43 ........................ 1,600,000 1,627,936
7,987,662
U.S. Territories 5.9%
District of Columbia 3.0%
District of Columbia ,
Revenue, 2010-A, 5%, 6/01/40 ........................................ 13,000,000 13,040,170
American Society of Hematology, Inc. (The), Revenue, 2009, 5%, 7/01/42 ....... 9,515,000 10,299,226
American Society of Hematology, Inc. (The), Revenue, 2009, 5%, 7/01/36 ....... 1,500,000 1,630,440
Association of American Medical Colleges, Revenue, 2011 B, Pre-Refunded, 5%,
10/01/41 ....................................................... 5,010,000 5,329,387
Association of American Medical Colleges, Revenue, 2011 B, Pre-Refunded, 5.25%,
10/01/36 ....................................................... 12,425,000 13,258,345
Center for Strategic International Studies, Inc., Revenue, 2011, Pre-Refunded,
6.375%, 3/01/31 ................................................. 4,440,000 4,645,616
Center for Strategic International Studies, Inc., Revenue, 2011, Pre-Refunded,
6.625%, 3/01/41 ................................................. 5,500,000 5,762,845
Methodist Home of the District of Columbia Obligated Group, Revenue, 2009A,
Refunding, 5.125%, 1/01/35 ........................................ 1,565,000 1,322,253
Methodist Home of the District of Columbia Obligated Group, Revenue, 2009A,
Refunding, 5.25%, 1/01/39 ......................................... 1,015,000 839,182
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 10,520,000 11,203,590

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
District of Columbia, (continued)
Tobacco Settlement Financing Corp., Revenue, 2002, Zero Cpn ., 6/15/46 ........ $ 175,000,000 $ 31,879,750
Metropolitan Washington Airports Authority , Dulles Toll Road , Revenue, Second Lien ,
2009C , AGC Insured , 6.5% , 10/01/41 ................................... 60,145,000 74,244,191
Washington Convention & Sports Authority , Tax Allocation, Senior Lien , 2010-A , 5% ,
10/01/40 ........................................................ 10,000,000 10,019,200
183,474,195
Guam 0.5%
Antonio B Won Pat International Airport Authority ,
Revenue, 2013B, AGM Insured, 5.5%, 10/01/33 ........................... 2,000,000 2,158,960
Revenue, 2013B, AGM Insured, 5.75%, 10/01/43 .......................... 3,000,000 3,230,820
Guam Government Waterworks Authority , Revenue , 2010 , Pre-Refunded , 5.625% ,
7/01/40 ......................................................... 4,000,000 4,017,360
Guam Power Authority , Revenue , 2010A , Pre-Refunded , 5.5% , 10/01/40 ..........
10,000,000 10,174,000
Territory of Guam , Revenue , 2011A , 6.5% , 11/01/40 .........................
10,380,000 10,423,181
30,004,321
Pacific Islands 0.2%
Northern Mariana Island Ports Authority , Revenue , 1998A , 6.6% , 3/15/28 .........
10,025,000 9,639,639
Puerto Rico 2.2%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 9,500,000 9,549,400
Revenue, 2002, 5.625%, 5/15/43 ...................................... 2,500,000 2,510,500
e
Puerto Rico Electric Power Authority ,
Revenue, 2013A-RSA-1, 6.75%, 7/01/36 ................................ 29,750,000 18,668,125
Revenue, 2013A-RSA-1, 7%, 7/01/43 ................................... 5,000,000 3,143,750
Revenue, 2013A-RSA-1, 7.25%, 7/01/30 ................................ 25,000,000 15,781,250
Revenue, A-4-RSA-1 2016 A-4, 10%, 7/01/19 ............................. 5,500,000 3,795,000
Revenue, B-2-RSA-1 2016 B-4, 10%, 7/01/19 ............................ 5,500,000 3,795,000
Revenue, E-1-RSA-1, 10%, 1/01/21 .................................... 6,000,000 4,215,000
Revenue, E-2-RSA-1, 10%, 7/01/21 .................................... 6,000,000 4,215,000
Revenue, E-3-RSA-1, 10%, 1/01/22 .................................... 1,989,500 1,397,624
Revenue, E-4-RSA-1, 10%, 7/01/22 .................................... 1,989,499 1,397,623
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 16,355,000 10,180,987
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 35,000,000 21,700,000
Revenue, XX-RSA-1, 5.75%, 7/01/36 ................................... 23,620,000 14,762,500
Puerto Rico Housing Finance Authority , Revenue , 2008 , 5.125% , 12/01/27 ........
3,000,000 3,184,080
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000A , 6.625% , 6/01/26 ..... 16,835,000 17,424,225
135,720,064
Total U.S. Territories .................................................................... 358,838,219
Total Municipal Bonds (Cost $5,447,031,931) ...................................
5,949,243,687
Total Long Term Investments (Cost $5,482,066,265) .............................
5,984,980,810
a
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 140 .
Short Term Investments 1.3%
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 1.3%
Connecticut 0.2%
g
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2001 V-2 , Daily VRDN and Put , 0.02% , 7/01/36 ........................... $ 12,700,000 $ 12,700,000
Kentucky 0.0%
†
g
Louisville/Jefferson County Metropolitan Government , Norton Healthcare Obligated
Group , Revenue , 2011B , LOC PNC Bank NA , Daily VRDN and Put , 0.07% , 10/01/39 1,400,000 1,400,000
New Mexico 0.2%
g
New Mexico Hospital Equipment Loan Council , Presbyterian Healthcare Services
Obligated Group , Revenue , 2008C , SPA Wells Fargo Bank NA , Daily VRDN and Put ,
0.05% , 8/01/34 ................................................... 14,325,000 14,325,000
New York 0.1%
g
New York City ,
Transitional Finance Authority Future Tax Secured, Revenue, 2003-A4, SPA TD Bank
NA, Daily VRDN and Put, 0.06%, 11/01/29 ............................. 2,700,000 2,700,000
Water & Sewer System, Revenue, 2014 AA-1, SPA JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.07%, 6/15/50 ...................................... 1,300,000 1,300,000
4,000,000
North Carolina 0.1%
g
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2018 H , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 0.06% ,
1/15/48 ......................................................... 8,530,000 8,530,000
Oregon 0.1%
g
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 A ,
Refunding , LOC US Bank NA , Daily VRDN and Put , 0.06% , 8/01/34 ............ 2,600,000 2,600,000
Tennessee 0.2%
g
Public Building Authority of Blount County Tennessee (The) , County of Blount ,
Revenue , D-3-A , SPA Bank of America NA , Daily VRDN and Put , 0.06% , 6/01/34 .. 1,500,000 1,500,000
g
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008A , AGM Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.06% , 6/01/42 ................................... 13,275,000 13,275,000
14,775,000
Utah 0.2%
g
County of Utah , IHC Health Services, Inc. Obligated Group , Revenue , 2018C , SPA TD
Bank NA , Daily VRDN and Put , 0.05% , 5/15/58 ........................... 10,340,000 10,340,000
Virginia 0.0%
†
g
Virginia College Building Authority , University of Richmond , Revenue , 2006 , SPA Wells
Fargo Bank NA , Daily VRDN and Put , 0.07% , 11/01/36 ...................... 2,100,000 2,100,000
Washington 0.2%
g
County of King , GO , 2019 A , Refunding , SPA TD Bank NA , Daily VRDN and Put ,
0.06% , 1/01/46 ................................................... 9,975,000 9,975,000
Total Municipal Bonds (Cost $80,745,000) ......................................
80,745,000
a
Total Investments (Cost $5,562,811,265) 99.1% ..................................
$6,065,725,810
Other Assets, less Liabilities 0.9% .............................................
51,724,158
Net Assets 100.0% ...........................................................
$6,117,449,968

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At May 31, 2020, the aggregate value of these securities was $407,393,074, representing 6.7% of net assets.
d
Security purchased on a when-issued basis.
e
Defaulted security or security for which income has been deemed uncollectible.
f
The maturity date shown represents the mandatory put date.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Kentucky Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.0%
Kentucky 98.0%
Campbell Kenton & Boone Counties Sanitation District No. 1 , Revenue , 2019 ,
Refunding , 4% , 8/01/34 ............................................. $ 5,310,000 $ 6,152,431
City of Glasgow , TJ Samson Community Hospital Obligated Group , Revenue , 2011 ,
6.45% , 2/01/41 ................................................... 2,000,000 2,087,680
City of Murray , Murray-Calloway County Public Hospital Corp. , Revenue , 2010 , Pre-
Refunded , 6.375% , 8/01/40 .......................................... 2,500,000 2,524,650
City of Owensboro ,
Electric Light & Power System, Revenue, 2017, Refunding, 4%, 1/01/27 ......... 1,250,000 1,458,250
Water, Revenue, 2018, Refunding, BAM Insured, 4%, 9/15/45 ................ 5,000,000 5,591,800
City of Pikeville , Pikeville Medical Center, Inc. , Revenue , 2011 , Refunding , 6.5% ,
3/01/41 ......................................................... 2,875,000 2,959,870
City of Russell , Bon Secours Health System, Inc. Obligated Group , Revenue , 2013 ,
Pre-Refunded , 5% , 11/01/26 ......................................... 4,000,000 4,439,520
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Refunding , 5% , 6/01/37
2,000,000 2,184,340
a
County of Carroll , Kentucky Utilities Co. , Revenue , 2016 A , Refunding , Mandatory Put ,
1.55% , 9/01/26 ................................................... 2,000,000 1,928,080
County of Owen , American Water/Kentucky-American Water Co. Obligated Group ,
Revenue , 2010A , 5.375% , 6/01/40 ..................................... 2,000,000 2,007,240
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012A , 5% , 10/01/33 ............................................... 1,000,000 1,065,730
Eastern Kentucky University , Revenue , 2018 A , 4% , 10/01/37 ..................
1,540,000 1,653,467
Fayette County School District Finance Corp. ,
Fayette County School District, Revenue, 2015D, 5%, 8/01/34 ................ 1,985,000 2,344,841
Fayette County School District, Revenue, 2018 A, 4%, 5/01/38 ................ 1,000,000 1,117,980
Greater Kentucky Housing Assistance Corp. , Revenue , 1997 A , Refunding , NATL
Insured , 6.1% , 1/01/24 .............................................. 135,000 135,428
Jefferson County School District Finance Corp. , Kentucky School Facilities
Construction Commission , Revenue , 2015B , Refunding , 4% , 12/01/26 .......... 3,500,000 4,159,155
Kentucky Bond Development Corp. ,
Revenue, 2018 A, 5%, 9/01/48 ........................................ 2,500,000 2,776,575
Transylvania University, Revenue, 2019B, 4%, 3/01/49 ...................... 2,500,000 2,586,650
Kentucky Economic Development Finance Authority ,
Baptist Healthcare System Obligated Group, Revenue, 2011, 5.25%, 8/15/46 ..... 5,000,000 5,105,450
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 4,000,000 4,480,800
Kentucky Housing Corp. ,
Revenue, 2010, GNMA Insured, 5%, 4/20/40 ............................. 2,280,000 2,282,576
Revenue, 2010, GNMA Insured, 5.25%, 4/20/45 ........................... 1,850,000 1,852,054
Kentucky Infrastructure Authority ,
Revenue, 2012A, Pre-Refunded, 5%, 2/01/28 ............................. 2,000,000 2,160,440
Revenue, 2012A, Pre-Refunded, 5%, 2/01/31 ............................. 4,190,000 4,526,122
Kentucky Municipal Power Agency ,
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/36 .................... 3,000,000 3,414,780
Revenue, 2019 A, Refunding, 4%, 9/01/45 ............................... 2,000,000 2,149,620
Kentucky Rural Water Finance Corp. ,
Revenue, 2001A, 5%, 2/01/26 ........................................ 485,000 486,780
Revenue, 2004 I, 5%, 2/01/34 ........................................ 1,010,000 1,012,919
Kentucky State Property & Building Commission ,
Revenue, 5%, 4/01/38 .............................................. 2,500,000 2,843,225
Revenue, A, 5%, 8/01/34 ............................................ 3,500,000 3,895,605
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, 2011 A, 5%, 7/01/30 .............. 2,500,000 2,597,175
Kentucky Transportation Cabinet, Revenue, 2013A, 5%, 7/01/32 .............. 2,000,000 2,136,900
Kentucky Transportation Cabinet, Revenue, 2015 A, 5%, 7/01/33 .............. 3,000,000 3,317,400
Kentucky Transportation Cabinet, Revenue, 2017 A, 5%, 7/01/36 .............. 550,000 622,672
Kentucky Transportation Cabinet, Revenue, 2017 A, 5%, 7/01/37 .............. 700,000 790,272

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Kentucky Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 140 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Lexington Fayette Urban County Government Public Facilities Corp. , Revenue , 2011A ,
5.25% , 6/01/32 ................................................... $ 3,000,000 $ 3,096,030
Lexington-Fayette Urban County Airport Board Corp. , Lexington-Fayette Urban County
Government , Revenue , 2012B , Pre-Refunded , 5% , 7/01/29 .................. 1,185,000 1,288,249
Louisville and Jefferson County ,
Metropolitan Sewer District, Revenue, 2017 A, 4%, 5/15/48 .................. 2,750,000 3,052,885
Metropolitan Sewer District, Revenue, 2018 A, Refunding, 4%, 5/15/38 .......... 5,000,000 5,793,950
Louisville/Jefferson County Metropolitan Government ,
Bellarmine University, Inc., Revenue, 2015, Refunding, 5%, 5/01/31 ............ 2,000,000 2,115,780
Bellarmine University, Inc., Revenue, 2017 A, Refunding, 5%, 5/01/36 .......... 2,715,000 2,860,470
Norton Healthcare Obligated Group, Revenue, 2020A, 4%, 10/01/39 ........... 2,500,000 2,663,675
Morehead State University , Revenue , 2014A , Refunding , 5% , 10/01/28 ...........
1,910,000 2,206,489
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AGM Insured , 5% ,
10/01/34 ........................................................ 5,700,000 6,914,385
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,800,951
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,872,934
University of Kentucky ,
Revenue, 2014A, 4%, 4/01/44 ........................................ 2,250,000 2,402,393
Revenue, 2018 A, 4%, 10/01/32 ....................................... 4,000,000 4,522,400
University of Louisville ,
Revenue, 2011 A, 5%, 9/01/28 ........................................ 2,220,000 2,297,811
Revenue, 2016 D, 5%, 3/01/30 ........................................ 4,140,000 4,872,118
Western Kentucky University , Revenue , 2012A , 5% , 5/01/32 ...................
1,625,000 1,693,802
142,302,799
Total Municipal Bonds (Cost $135,468,127) .....................................
142,302,799
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
Kentucky 1.0%
b
City of Berea ,
Berea College, Revenue, 2002A, Daily VRDN and Put, 0.13%, 6/01/32 ......... 335,000 335,000
Berea College, Revenue, 2003B, Daily VRDN and Put, 0.13%, 6/01/29 ......... 1,100,000 1,100,000
1,435,000
Total Municipal Bonds (Cost $1,435,000) .......................................
1,435,000
a
Total Investments (Cost $136,903,127) 99.0% ...................................
$143,737,799
Other Assets, less Liabilities 1.0% .............................................
1,404,429
Net Assets 100.0% ...........................................................
$145,142,228
a
The maturity date shown represents the mandatory put date.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Louisiana Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.2%
Louisiana 96.2%
Calcasieu Parish Public Trust Authority , Cowboy Facilities, Inc. , Revenue , 2011 ,
Refunding , AGM Insured , 5% , 5/01/29 .................................. $ 2,050,000 $ 2,208,957
Calcasieu Parish School District No. 23 ,
GO, 2012A, Pre-Refunded, 5%, 2/15/29 ................................. 1,380,000 1,492,042
GO, 2019, BAM Insured, 4%, 9/01/36 ................................... 670,000 792,014
GO, 2019, BAM Insured, 4%, 9/01/37 ................................... 600,000 706,158
GO, 2019, BAM Insured, 4%, 9/01/39 ................................... 2,060,000 2,406,039
Calcasieu Parish School District No. 31 ,
GO, 2018, BAM Insured, 5%, 3/01/36 ................................... 1,000,000 1,256,610
GO, 2018, BAM Insured, 5%, 3/01/38 ................................... 1,000,000 1,250,480
GO, 2019, BAM Insured, 4%, 3/01/37 ................................... 1,000,000 1,202,240
GO, 2019, BAM Insured, 4%, 3/01/39 ................................... 750,000 896,708
Capital Area Finance Authority ,
Revenue, 2009A-2, GNMA Insured, 5.1%, 10/01/40 ........................ 155,000 155,367
Revenue, 2009A-3, Refunding, GNMA Insured, 5%, 10/01/28 ................. 250,000 250,720
City of Alexandria , Utilities , Revenue , 2013A , 5% , 5/01/38 .....................
10,000,000 10,903,600
City of Bossier City ,
Revenue, 2017, 5%, 12/01/36 ........................................ 1,405,000 1,713,215
Utilities, Revenue, 2014, Refunding, 5%, 10/01/37 ......................... 5,280,000 6,076,488
City of Kenner , Revenue , 2013A , Refunding , 5% , 6/01/33 .....................
8,605,000 9,605,245
City of Lafayette ,
Public Improvement 1961 Sales Tax Trust, Revenue, 2011, Pre-Refunded, 5%,
3/01/36 ........................................................ 1,865,000 1,932,513
Sales & Use Tax, Revenue, 2019 A, 5%, 5/01/44 .......................... 4,350,000 5,414,184
Utilities, Revenue, 2010, Pre-Refunded, 5%, 11/01/33 ...................... 5,000,000 5,100,700
City of Ruston , Revenue , 2016 , AGM Insured , 5% , 6/01/35 ....................
1,085,000 1,294,069
City of Shreveport ,
GO, 2011, Pre-Refunded, 5%, 8/01/29 .................................. 4,790,000 5,057,138
Revenue, 2016, Refunding, BAM Insured, 5%, 3/01/27 ...................... 1,500,000 1,883,220
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 4,000,000 4,744,640
East Baton Rouge Sewerage Commission ,
Revenue, 2014B, Refunding, 5%, 2/01/33 ............................... 1,000,000 1,177,760
Revenue, 2014B, Refunding, 5%, 2/01/39 ............................... 5,000,000 5,831,550
Revenue, 2019 A, Refunding, 4%, 2/01/45 ............................... 5,000,000 5,857,050
Greater New Orleans Expressway Commission , Revenue , 2017 , AGM Insured , 5% ,
11/01/47 ........................................................ 4,000,000 4,681,520
Jefferson Parish Hospital Service District No. 1 , Revenue , 2011A , Pre-Refunded , 6% ,
1/01/39 ......................................................... 3,105,000 3,208,117
Jefferson Sales Tax District ,
Revenue, 2017 B, AGM Insured, 5%, 12/01/42 ............................ 2,250,000 2,682,360
Revenue, 2019 B, AGM Insured, 4%, 12/01/42 ............................ 5,000,000 5,765,200
Kenner Consolidated Sewerage District , Revenue , 2011 , Pre-Refunded , AGM Insured ,
5% , 11/01/36 ..................................................... 4,000,000 4,268,000
Lafayette Consolidated Government ,
Revenue, 2015, Refunding, AGM Insured, 5%, 11/01/28 ..................... 1,345,000 1,636,004
Revenue, 2015, Refunding, AGM Insured, 5%, 11/01/31 ..................... 2,400,000 2,890,440
Lafayette Parish School Board , Revenue , 2018 , 5% , 4/01/48 ...................
6,000,000 7,181,880
Lafayette Public Trust Financing Authority , Ragin Cajun Facilities, Inc. , Revenue , 2010 ,
Pre-Refunded , AGM Insured , 5.25% , 10/01/30 ............................ 4,000,000 4,066,960
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
Cowboy Facilities, Inc., Revenue, 2011, AGM Insured, 5%, 3/01/36 ............ 1,800,000 1,918,476
East Ascension Parish Gravity Drainage District No. 1, Revenue, 2015, Refunding,
BAM Insured, 5%, 12/01/40 ........................................ 2,925,000 3,469,869

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
East Baton Rouge Sewerage Commission, Revenue, Sub. Lien, 2013A, 5%, 2/01/43 $ 3,000,000 $ 3,273,150
East Baton Rouge Sewerage Commission, Revenue, Sub. Lien, 2014-A, 5%, 2/01/34 2,550,000 2,892,516
Innovative Student Facilities, Inc., Revenue, 2016 A, AGM Insured, 4%, 10/01/33 .. 800,000 855,592
Innovative Student Facilities, Inc., Revenue, 2016 A, AGM Insured, 4%, 10/01/34 .. 620,000 661,249
LCTCS Facilities Corp., Revenue, 2014, 5%, 10/01/32 ...................... 3,000,000 3,260,700
LCTCS Facilities Corp., Revenue, 2014, 5%, 10/01/33 ...................... 5,000,000 5,419,100
Ragin Cajun Facilities, Inc., Revenue, 2017, Refunding, AGM Insured, 5%, 10/01/39 2,680,000 3,233,098
University of Louisiana at Lafayette, Revenue, 2018, AGM Insured, 5%, 10/01/48 .. 3,500,000 3,896,970
University of Louisiana System, Revenue, 2019, Refunding, AGM Insured, 4%,
8/01/34 ........................................................ 1,000,000 1,089,060
Woman's Hospital Foundation, Revenue, 2017 A, Refunding, 5%, 10/01/44 ...... 5,000,000 5,698,800
Louisiana Public Facilities Authority ,
CHRISTUS Health Obligated Group, Revenue, 2018 E, 5%, 7/01/48 ........... 5,000,000 5,693,050
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015A, Pre-Refunded, 5%, 7/01/35 ................................... 35,000 43,049
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015A, 5%, 7/01/35 .............................................. 4,965,000 5,543,373
Lafayette General Health System, Inc. Obligated Group, Revenue, 2010, Refunding,
5.25%, 11/01/30 ................................................. 5,000,000 5,044,800
Lafayette General Health System, Inc. Obligated Group, Revenue, 2010, Refunding,
5.5%, 11/01/40 .................................................. 5,000,000 5,010,350
Louisiana Children's Medical Center Obligated Group, Revenue, 2015 A1, 5%,
6/01/45 ........................................................ 10,000,000 11,678,000
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/46 .............................................. 6,500,000 7,012,980
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2017, 5%, 7/01/52 ................................................ 2,310,000 2,506,766
Loyola University New Orleans, Revenue, 2011, 5%, 10/01/41 ................ 5,000,000 5,057,950
Ochsner Clinic Foundation, Revenue, 2002B, ETM, 5.75%, 5/15/23 ............ 2,500,000 2,894,625
Ochsner Clinic Foundation, Revenue, 2011, Pre-Refunded, 6.75%, 5/15/41 ...... 5,000,000 5,308,100
Ochsner Clinic Foundation, Revenue, 2016, Pre-Refunded, 5%, 5/15/34 ......... 30,000 37,628
Ochsner Clinic Foundation, Revenue, 2016, Pre-Refunded, 5%, 5/15/47 ......... 20,000 25,085
Ochsner Clinic Foundation, Revenue, 2017, Refunding, 5%, 5/15/46 ........... 10,000,000 11,115,000
Roman Catholic Church of the Archdiocese of New Orleans, Revenue, 2017,
Refunding, 5%, 7/01/37 ............................................ 3,750,000 2,343,750
Tulane University, Revenue, 2013B, 5%, 10/01/37 ......................... 5,540,000 5,863,425
Tulane University, Revenue, 2016 A, Refunding, 5%, 12/15/41 ................ 3,000,000 3,340,860
Tulane University, Revenue, 2017A, Refunding, 4%, 12/15/50 ................ 2,000,000 2,064,260
Louisiana State Transportation Authority , Revenue , 2013A , Refunding , 5% , 8/15/38 ..
4,500,000 5,054,670
Louisiana State University & Agricultural & Mechanical College ,
Revenue, 2013, Pre-Refunded, 5%, 7/01/37 .............................. 4,000,000 4,580,040
Revenue, 2014, Refunding, 5%, 7/01/29 ................................. 1,000,000 1,102,630
Revenue, 2014, Refunding, 5%, 7/01/30 ................................. 1,040,000 1,142,960
Revenue, 2014, Refunding, 5%, 7/01/34 ................................. 1,000,000 1,085,950
Revenue, 2016 A, Refunding, 5%, 7/01/40 ............................... 4,500,000 4,980,015
Natchitoches Parish School District No. 9 , GO , 2018 , AGM Insured , 5% , 3/01/38 ....
1,440,000 1,801,397
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017A , 5% , 1/01/48 ........................................ 10,000,000 11,367,900
Parish of East Baton Rouge Capital Improvements District ,
Revenue, 2019, 4%, 8/01/44 ......................................... 1,500,000 1,777,920
Revenue, 2019, 5%, 8/01/48 ......................................... 2,500,000 3,164,450
Parish of St. Tammany ,
Utilities, Revenue, 2010, Pre-Refunded, 5.5%, 8/01/35 ...................... 2,650,000 2,673,320
Utilities, Revenue, 2010, Pre-Refunded, 5%, 8/01/44 ....................... 3,290,000 3,316,254

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 140 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Port New Orleans Board of Commissioners , Revenue , 2018 A , AGM Insured , 5% ,
4/01/48 ......................................................... $ 2,750,000 $ 3,331,872
St.Charles Parish School Board , Revenue , 2019 , 4% , 8/01/38 ..................
805,000 955,302
St.Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,000,000 5,832,150
State of Louisiana ,
GO, 2014-C, Refunding, 5%, 8/01/27 ................................... 7,200,000 8,381,664
GO, 2016 A, 5%, 9/01/36 ............................................ 5,000,000 6,053,650
GO, 2019-A, 5%, 3/01/37 ............................................ 3,000,000 3,817,740
Revenue, 2013, 5%, 9/01/33 ......................................... 5,860,000 6,479,871
Revenue, 2013A, 5%, 6/15/30 ........................................ 2,860,000 3,219,359
Revenue, 2014A, 5%, 6/15/32 ........................................ 9,850,000 11,334,592
Revenue, 2019A, 5%, 9/01/30 ........................................ 2,000,000 2,627,900
Revenue, 2019A, 5%, 9/01/31 ........................................ 4,750,000 6,200,602
Gasoline & Fuels Tax, Revenue, First Lien, 2015 A, Refunding, 5%, 5/01/41 ...... 3,000,000 3,500,430
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/40 ... 5,000,000 6,006,650
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/45 ... 10,000,000 11,894,100
Gasoline & Fuels Tax, Revenue, Second Lien, C-1, Refunding, 5%, 5/01/43 ...... 5,000,000 5,550,550
Terrebonne Levee & Conservation District , Revenue , 2013 , 5% , 7/01/38 ..........
2,000,000 2,187,820
Terrebonne Parish Consolidated Government , Revenue , ST-2011 , Pre-Refunded , AGM
Insured , 5% , 4/01/32 ............................................... 2,265,000 2,355,170
363,617,747
U.S. Territories 1.0%
Puerto Rico 1.0%
a
Puerto Rico Electric Power Authority , Revenue , WW-RSA-1 , 5.25% , 7/01/33 .......
6,450,000 3,999,000
Total Municipal Bonds (Cost $349,945,564) .....................................
367,616,747
a a a a
a
Total Investments (Cost $349,945,564) 97.2% ...................................
$367,616,747
Other Assets, less Liabilities 2.8% .............................................
10,416,324
Net Assets 100.0% ...........................................................
$378,033,071
a
Defaulted security or security for which income has been deemed uncollectible.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Maryland Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.2%
Maryland 92.3%
City of Annapolis , GO , 2011 , Pre-Refunded , 5% , 8/01/31 ......................
$ 1,250,000 $ 1,320,475
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2011A, 5%, 7/01/41 ..................... 14,435,000 15,058,159
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/46 ..................... 5,000,000 5,873,500
Water Utility Fund, Revenue, 2011A, 5%, 7/01/41 .......................... 7,845,000 8,160,290
Water Utility Fund, Revenue, 2013A, 5%, 7/01/38 .......................... 8,930,000 9,962,844
Water Utility Fund, Revenue, 2013B, Refunding, 5%, 7/01/38 ................. 5,000,000 5,578,300
County of Anne Arundel ,
GO, 2011, 5%, 4/01/41 .............................................. 12,620,000 13,054,507
GO, 2013, 5%, 4/01/33 ............................................. 3,140,000 3,481,663
a
Glenview Housing LP, Revenue, 2009, Mandatory Put, 5%, 1/01/27 ............ 1,900,000 1,943,225
County of Baltimore ,
GO, 5%, 2/01/39 .................................................. 2,900,000 3,471,445
GO, 5%, 2/01/41 .................................................. 2,900,000 3,459,874
County of Montgomery ,
GO, 2009A, Refunding, 4%, 11/01/20 ................................... 8,000,000 8,023,440
GO, 2016 A, 4%, 12/01/33 ........................................... 7,000,000 7,842,100
Revenue, 2011A, 5%, 4/01/27 ........................................ 1,625,000 1,688,716
Revenue, 2011A, 5%, 4/01/28 ........................................ 2,230,000 2,316,301
Revenue, 2011A, 5%, 4/01/30 ........................................ 1,935,000 2,007,388
Revenue, 2011A, 5%, 4/01/31 ........................................ 2,470,000 2,560,946
Water Quality Protection Charge, Revenue, 2012A, 5%, 4/01/30 ............... 1,855,000 1,861,270
Water Quality Protection Charge, Revenue, 2012A, 5%, 4/01/31 ............... 1,240,000 1,244,129
County of Prince George's ,
COP, 2011, 5%, 10/01/30 ............................................ 2,060,000 2,090,694
GO, 2018 A, 4%, 7/15/35 ............................................ 11,405,000 13,660,225
Howard County Housing Commission ,
Revenue, 2013, 5%, 10/01/28 ........................................ 10,000,000 11,177,500
Revenue, 2016, 4%, 6/01/46 ......................................... 2,000,000 2,155,820
Revenue, 2017, 5%, 12/01/46 ........................................ 5,000,000 5,852,550
Maryland Community Development Administration ,
Revenue, 2019 D, 3%, 7/01/39 ........................................ 1,500,000 1,583,475
Revenue, 2019 D, 3.2%, 7/01/44 ...................................... 1,000,000 1,066,110
Maryland Community Development Administration Local Government Infrastructure ,
Revenue, 2014 A-2, 5%, 6/01/34 ...................................... 3,500,000 3,926,195
Revenue, 2017 A-1, 4%, 6/01/47 ...................................... 2,300,000 2,531,955
Revenue, 2018A-1, 5%, 6/01/48 ....................................... 1,310,000 1,608,601
Revenue, Senior Lien, 2019 B-1, 4%, 6/01/49 ............................. 3,000,000 3,430,920
Maryland Economic Development Corp. ,
Revenue, 2012, 5%, 7/01/27 ......................................... 1,500,000 1,569,660
Revenue, 2012, 5%, 7/01/33 ......................................... 2,495,000 2,582,699
Revenue, 2016, Refunding, AGM Insured, 5%, 6/01/35 ...................... 4,225,000 4,831,161
Revenue, 2016, Refunding, AGM Insured, 5%, 6/01/43 ...................... 3,305,000 3,709,928
Revenue, Senior Lien, 2012, Refunding, 5%, 7/01/27 ....................... 4,750,000 4,970,590
Revenue, Senior Lien, 2012, Refunding, 5%, 7/01/34 ....................... 2,150,000 2,223,272
Revenue, Senior Lien, 2013, Refunding, 5%, 10/01/33 ...................... 5,000,000 5,269,450
University Park Phase I & II at Salisbury University, Revenue, 2013, Refunding, 5%,
6/01/34 ........................................................ 2,040,000 2,133,167
West Village & Millennium Hall Student Housing at Towson University, Revenue,
Senior Lien, 2012, 5%, 7/01/27 ...................................... 1,145,000 1,205,307
Maryland Environmental Service , Revenue , 2011 , 5% , 11/01/30 .................
3,935,000 4,007,758
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 9,750,000 10,486,905
Charlestown Community, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/45 ........ 4,170,000 4,474,368

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, (continued)
Goucher College, Revenue, 2012A, 5%, 7/01/34 .......................... $ 1,500,000 $ 1,570,620
Goucher College, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................. 7,470,000 8,258,010
Johns Hopkins Health System Obligated Group, Revenue, 2015A, Refunding, 5%,
5/15/37 ........................................................ 10,000,000 11,463,100
Johns Hopkins Medical Institutional Parking System, Revenue, 2001, AMBAC
Insured, 5%, 7/01/27 .............................................. 655,000 660,600
Johns Hopkins Medical Institutional Parking System, Revenue, 2004, AMBAC
Insured, 5%, 7/01/34 .............................................. 5,000,000 5,043,000
Johns Hopkins Medical Institutional Parking System, Revenue, 2004 B, AMBAC
Insured, 5%, 7/01/38 .............................................. 6,200,000 6,155,980
Johns Hopkins University, Revenue, 2012A, Pre-Refunded, 5%, 7/01/37 ........ 5,000,000 5,484,850
Johns Hopkins University, Revenue, 2012A, Pre-Refunded, 5%, 7/01/41 ........ 15,000,000 16,454,550
Johns Hopkins University, Revenue, 2013 B, 5%, 7/01/38 .................... 5,000,000 5,548,650
LifeBridge Health Obligated Group, Revenue, 2016, Refunding, 5%, 7/01/47 ..... 4,000,000 4,518,080
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/44 ..... 2,000,000 2,303,560
Loyola University Maryland, Inc., Revenue, 2012A, Pre-Refunded, 5%, 10/01/39 .. 5,275,000 5,847,707
Loyola University Maryland, Inc., Revenue, 2014, Refunding, 5%, 10/01/45 ...... 2,250,000 2,402,033
Loyola University Maryland, Inc., Revenue, 2019 A, Refunding, 5%, 10/01/49 ..... 2,000,000 2,258,260
Luminis Health Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/39 ....... 10,000,000 10,912,400
Maryland Institute College of Art, Revenue, 2012, 5%, 6/01/29 ................ 1,000,000 1,056,630
Maryland Institute College of Art, Revenue, 2016, Refunding, 4%, 6/01/42 ....... 5,325,000 5,444,280
MedStar Health Obligated Group, Revenue, 1997, AMBAC Insured, ETM, 5%,
7/01/27 ........................................................ 9,655,000 11,248,461
MedStar Health Obligated Group, Revenue, 2013A, 5%, 8/15/38 .............. 5,000,000 5,367,250
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 5,000,000 5,651,350
Meritus Medical Center Obligated Group, Revenue, 2015, Refunding, 5%, 7/01/45 . 8,535,000 9,204,998
Peninsula Regional Health System Obligated Group, Revenue, 2015, Refunding, 5%,
7/01/45 ........................................................ 6,330,000 6,848,554
Trinity Health Corp. Obligated Group, Revenue, 2017 MD, 5%, 12/01/46 ........ 1,680,000 1,957,183
University of Maryland Medical System Obligated Group, Revenue, 2015, Refunding,
5%, 7/01/35 .................................................... 2,100,000 2,382,135
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/39 ............................................ 10,000,000 11,594,100
University of Maryland Medical System Obligated Group, Revenue, 2017 D, 4%,
7/01/48 ........................................................ 5,000,000 5,335,250
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/43 .............. 1,100,000 1,263,581
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/48 .............. 610,000 696,047
Maryland Stadium Authority , Revenue , 2016 , 5% , 5/01/46 .....................
10,085,000 11,434,373
Washington Suburban Sanitary Commission ,
Revenue, Second Series, 2016, 5%, 6/01/37 ............................. 5,000,000 6,062,950
Revenue, Second Series, 2016, 4%, 6/01/43 ............................. 8,070,000 9,075,603
378,961,027
U.S. Territories 2.9%
District of Columbia 1.4%
Washington Metropolitan Area Transit Authority , Revenue , 2017B , 5% , 7/01/42 .....
5,000,000 5,854,650
Puerto Rico 1.5%
b
Puerto Rico Electric Power Authority ,
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 5,000,000 3,112,500

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 140 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
b
Puerto Rico Electric Power Authority, (continued)
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... $ 5,000,000 $ 3,100,000
6,212,500
Total U.S. Territories .................................................................... 12,067,150
Total Municipal Bonds (Cost $374,185,518) .....................................
391,028,177
a a a a
Short Term Investments 3.5%
Municipal Bonds 3.5%
Maryland 3.5%
c
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 0.05% ,
11/01/37 ........................................................ 2,875,000 2,875,000
c
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2008D , LOC TD Bank NA , Daily VRDN
and Put , 0.06% , 7/01/41 ............................................. 11,650,000 11,650,000
14,525,000
Total Municipal Bonds (Cost $14,525,000) ......................................
14,525,000
a
Total Investments (Cost $388,710,518) 98.7% ...................................
$405,553,177
Other Assets, less Liabilities 1.3% .............................................
5,349,351
Net Assets 100.0% ...........................................................
$410,902,528
a
The maturity date shown represents the mandatory put date.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Massachusetts Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.3%
Massachusetts 98.3%
Acton & Boxborough Regional School District ,
GO, 5%, 3/01/33 .................................................. $ 2,095,000 $ 2,768,752
GO, 3%, 3/01/34 .................................................. 1,485,000 1,643,583
GO, 3%, 3/01/35 .................................................. 2,130,000 2,339,592
Boston Water & Sewer Commission , Revenue, Senior Lien , 2014A , 4% , 11/01/28 ...
4,400,000 5,022,424
City of Quincy , GO , 2014 , 4% , 6/01/32 ....................................
2,565,000 2,837,890
City of Worcester ,
GO, 2013, 3.25%, 11/01/25 .......................................... 3,370,000 3,472,583
GO, 2013, 3.5%, 11/01/26 ........................................... 3,000,000 3,115,710
GO, 2020 A, 3%, 2/01/42 ............................................ 1,685,000 1,769,621
Commonwealth of Massachusetts ,
GO, 2018A, 5%, 1/01/47 ............................................ 5,000,000 6,167,650
GO, A, 5.25%, 4/01/42 .............................................. 5,000,000 6,199,450
GO, F, 4%, 11/01/29 ................................................ 6,000,000 6,463,020
Revenue, 2005, Refunding, NATL Insured, 5.5%, 1/01/25 .................... 5,900,000 6,968,844
Revenue, 2005, Refunding, NATL Insured, 5.5%, 1/01/34 .................... 11,900,000 16,226,602
Transportation Fund, Revenue, 2012A, Pre-Refunded, 4%, 6/01/31 ............ 5,555,000 5,768,035
Transportation Fund, Revenue, 2016B, 4%, 6/01/45 ........................ 7,175,000 7,970,564
Transportation Fund, Revenue, 2017A, 5%, 6/01/47 ........................ 5,000,000 6,063,650
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 5,000,000 6,168,900
Transportation Fund, Revenue, 2019A, 5%, 6/01/49 ........................ 1,925,000 2,425,596
Massachusetts Bay Transportation Authority ,
Revenue, A, 5%, 7/01/40 ............................................ 5,000,000 5,806,800
Revenue, A-1, Refunding, 5.25%, 7/01/30 ............................... 4,000,000 5,623,400
Revenue, Senior Lien, B, Refunding, 5%, 7/01/33 .......................... 2,500,000 2,946,075
Massachusetts Clean Water Trust (The) ,
Revenue, 1999A, 5.75%, 8/01/29 ...................................... 250,000 251,010
Revenue, 2000-6, 5.5%, 8/01/30 ...................................... 195,000 195,739
Revenue, 2020, Refunding, 3%, 8/01/38 ................................. 1,580,000 1,751,888
Revenue, 2020, Refunding, 3%, 8/01/39 ................................. 1,605,000 1,773,894
Revenue, 2020, Refunding, 3%, 8/01/40 ................................. 1,635,000 1,802,555
Revenue, 7, 5.125%, 2/01/31 ......................................... 260,000 260,905
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/32 2,975,000 3,380,641
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/34 5,000,000 5,648,900
Brandeis University, Revenue, 2019 S-1, Refunding, 5%, 10/01/38 ............. 2,410,000 2,912,509
Broad Institute, Inc. (The), Revenue, 2011A, Pre-Refunded, 5.375%, 4/01/41 ..... 15,000,000 15,630,900
Broad Institute, Inc. (The), Revenue, 2017, Refunding, 4%, 4/01/41 ............ 5,000,000 5,604,250
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016N, 5%, 12/01/46 ... 6,890,000 7,818,703
Northeastern University, Revenue, 2014A, 5%, 3/01/44 ..................... 5,000,000 5,499,800
Partners Healthcare System, Inc., Revenue, 2012L, Pre-Refunded, 5%, 7/01/41 ... 5,000,000 5,258,900
Partners Healthcare System, Inc., Revenue, 2016Q, Refunding, 5%, 7/01/34 ..... 5,000,000 5,861,650
Partners Healthcare System, Inc., Revenue, 2017 S-1, Refunding, 5%, 7/01/33 ... 1,880,000 2,262,599
Partners Healthcare System, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ... 7,500,000 8,379,675
Partners Healthcare System, Inc., Revenue, 2020A-2, Refunding, 4%, 7/01/41 .... 1,000,000 1,144,990
President & Trustees of Williams College, Revenue, 2017S, 4%, 7/01/46 ........ 9,550,000 10,818,813
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/33 5,000,000 6,132,500
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/40 1,000,000 1,541,370
President and Fellows of Harvard College, Revenue, 2020 A, Refunding, 5%,
10/15/30 ....................................................... 1,250,000 1,774,175
Sterling and Francine Clark Art Institute, Revenue, 2011, Pre-Refunded, 5%, 7/01/41 12,900,000 13,575,186
Trustees of Boston College, Revenue, 2017T, Refunding, 5%, 7/01/42 .......... 3,750,000 4,512,900
Trustees of Boston University, Revenue, BB-1, 4%, 10/01/46 ................. 5,000,000 5,469,800
Wellesley College, Revenue, 2018 L, Refunding, 4%, 7/01/44 ................. 6,160,000 7,096,936
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/35 .. 1,200,000 1,504,524

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/36 .. $ 1,000,000 $ 1,248,620
Worcester Polytechnic Institute, Revenue, 2012, 4%, 9/01/49 ................. 4,825,000 4,877,207
Worcester Polytechnic Institute, Revenue, 2017, Refunding, 5%, 9/01/42 ........ 1,090,000 1,211,611
Worcester Polytechnic Institute, Revenue, 2019, 4%, 9/01/44 ................. 1,350,000 1,411,601
Massachusetts Educational Financing Authority ,
Revenue, 2009 I, 6%, 1/01/28 ........................................ 1,350,000 1,351,148
Revenue, 2010A, 5.5%, 1/01/22 ....................................... 3,000,000 3,002,490
Massachusetts Health & Educational Facilities Authority ,
Southcoast Hospitals Group, Inc., Revenue, 2009D, 5%, 7/01/39 .............. 5,500,000 5,515,455
Sterling and Francine Clark Art Institute, Revenue, 2010B, Pre-Refunded, 5%,
7/01/40 ........................................................ 5,000,000 5,019,600
Trustees of Boston College, Revenue, M2, 5.5%, 6/01/35 .................... 8,600,000 12,615,512
Massachusetts Housing Finance Agency ,
Revenue, 159, FNMA Insured, 4.05%, 12/01/32 ........................... 1,160,000 1,196,528
Revenue, 162, GNMA Insured, 3.15%, 12/01/32 ........................... 10,905,000 11,180,351
Revenue, 1979 A, ETM, 7%, 4/01/21 ................................... 215,000 226,548
Revenue, 2009C, 5.125%, 12/01/39 .................................... 1,045,000 1,046,223
Revenue, 2009C, 5.35%, 12/01/49 ..................................... 2,770,000 2,773,407
Revenue, 2012F, 3.15%, 12/01/32 ..................................... 105,000 105,803
Revenue, 2012F, 3.45%, 12/01/37 ..................................... 45,000 45,416
Revenue, 214, GNMA Insured, 2.55%, 12/01/34 ........................... 1,000,000 1,043,050
Revenue, 214, GNMA Insured, 2.8%, 12/01/39 ............................ 4,000,000 4,159,320
Revenue, A, 3.25%, 12/01/27 ......................................... 4,000,000 4,193,320
Revenue, A, 3.5%, 12/01/31 .......................................... 5,805,000 6,046,372
Massachusetts Port Authority ,
Revenue, 2019-B, 5%, 7/01/44 ........................................ 5,000,000 6,038,750
Revenue, 2019-B, 5%, 7/01/49 ........................................ 5,000,000 6,005,000
Massachusetts School Building Authority ,
Revenue, 2018 B, 5.25%, 2/15/48 ..................................... 2,315,000 2,878,008
Revenue, 2019A, 5%, 2/15/44 ........................................ 1,000,000 1,254,510
Revenue, Senior Lien, 2011B, Pre-Refunded, 5%, 10/15/41 .................. 10,000,000 10,663,200
Revenue, Senior Lien, 2016C, Refunding, 5%, 11/15/34 ..................... 5,000,000 6,151,350
Massachusetts State College Building Authority ,
Revenue, 2003 B, Refunding, AGC Insured, 5.5%, 5/01/39 ................... 5,000,000 7,616,300
Revenue, 2017 D, Refunding, 4%, 5/01/38 ............................... 4,350,000 5,017,377
Massachusetts Transportation Trust Fund ,
Metropolitan Highway System, Revenue, 2019 B-1, Refunding, 5%, 1/01/37 ...... 1,015,000 1,300,591
Metropolitan Highway System, Revenue, Senior Lien, 2019 A, Refunding, 5%,
1/01/37 ........................................................ 2,750,000 3,455,732
Massachusetts Water Resources Authority ,
Revenue, 2016C, Refunding, 5%, 8/01/40 ............................... 5,000,000 6,070,200
Revenue, 2018 B, 5%, 8/01/43 ........................................ 4,000,000 5,017,880
Revenue, B, Refunding, AGM Insured, 5.25%, 8/01/28 ...................... 5,490,000 7,438,511
Revenue, B, 5%, 8/01/40 ............................................ 1,140,000 1,405,073
Revenue, B, 5%, 8/01/42 ............................................ 3,145,000 3,859,764
Metropolitan Boston Transit Parking Corp. ,
Revenue, 2011, 5.25%, 7/01/36 ....................................... 5,585,000 5,771,874
Revenue, 2011, 5%, 7/01/41 ......................................... 7,500,000 7,713,600
Springfield Water & Sewer Commission , Revenue , 2017C , 5% , 4/15/37 ...........
1,260,000 1,546,121
Town of Belmont ,
GO, 2019, 4%, 3/15/45 ............................................. 3,020,000 3,448,206
a
GO, 2020, 3%, 6/01/33 ............................................. 2,695,000 3,028,317

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 140 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Town of Braintree ,
GO, Refunding, 5%, 5/15/27 ......................................... $ 2,000,000 $ 2,591,140
GO, 2019, 3%, 6/01/35 ............................................. 1,765,000 1,928,174
Town of Natick , GO , 2018 , 4% , 7/15/35 ...................................
4,970,000 5,801,083
Town of Plymouth , GO , 2017 , 4% , 5/01/47 .................................
5,000,000 5,592,850
University of Massachusetts Building Authority ,
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 3,240,000 3,911,976
Revenue, Senior Lien, 1, 5%, 11/01/44 .................................. 760,000 865,731
University of Massachusetts, Revenue, Senior Lien, 2017-1, 5.25%, 11/01/42 ..... 5,000,000 6,230,300
University of Massachusetts, Revenue, Senior Lien, 2019-1, Refunding, 5%, 5/01/39 5,000,000 6,339,750
432,845,403
Total Municipal Bonds (Cost $401,456,164) .....................................
432,845,403
a a a a
Short Term Investments 1.1%
Municipal Bonds 1.1%
Massachusetts 1.1%
b
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 0.02% , 11/01/49 ........... 4,800,000 4,800,000
Total Municipal Bonds (Cost $4,800,000) .......................................
4,800,000
a
Total Investments (Cost $406,256,164) 99.4% ...................................
$437,645,403
Other Assets, less Liabilities 0.6% .............................................
2,662,286
Net Assets 100.0% ...........................................................
$440,307,689
a
Security purchased on a when-issued basis.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Michigan Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.7%
Michigan 95.5%
Ann Arbor School District ,
GO, 2015, Refunding, 5%, 5/01/28 ..................................... $ 1,000,000 $ 1,202,320
GO, 2015, Refunding, 5%, 5/01/29 ..................................... 1,235,000 1,478,925
Byron Center Public Schools ,
GO, 2017 I, 5%, 5/01/34 ............................................. 1,000,000 1,232,810
GO, 2017 I, 5%, 5/01/35 ............................................. 1,920,000 2,358,240
GO, 2017 I, 5%, 5/01/36 ............................................. 650,000 795,450
GO, 2017 I, 5%, 5/01/37 ............................................. 1,480,000 1,805,985
GO, 2017 I, 5%, 5/01/38 ............................................. 1,330,000 1,618,783
GO, 2017 I, 5%, 5/01/39 ............................................. 2,290,000 2,780,701
GO, 2017 I, 5%, 5/01/43 ............................................. 2,250,000 2,711,768
GO, 2017 I, 5%, 5/01/47 ............................................. 4,140,000 4,966,178
Caledonia Community Schools , GO , 2015 , Refunding , 5% , 5/01/26 ..............
1,000,000 1,250,750
Central Michigan University ,
Revenue, 2014, Refunding, 5%, 10/01/30 ................................ 1,910,000 2,159,370
Revenue, 2014, Refunding, 5%, 10/01/31 ................................ 1,055,000 1,188,320
Revenue, 2014, Refunding, 5%, 10/01/34 ................................ 1,600,000 1,888,512
Revenue, 2014, Refunding, 5%, 10/01/39 ................................ 2,000,000 2,352,220
Charter Township of Bloomfield ,
GO, 2016, Refunding, 5%, 5/01/29 ..................................... 470,000 587,542
GO, 2016, Refunding, 5%, 5/01/32 ..................................... 1,000,000 1,241,570
Charter Township of Commerce , GO , 2016 , Refunding , 5% , 12/01/38 ............
3,250,000 3,921,385
Chippewa Valley Schools ,
GO, 2013, Refunding, 5%, 5/01/28 ..................................... 6,075,000 6,878,115
GO, 2013, Refunding, 5%, 5/01/29 ..................................... 6,425,000 7,268,346
GO, 2013, Refunding, 5%, 5/01/30 ..................................... 6,420,000 7,254,728
GO, 2013, Refunding, 5%, 5/01/31 ..................................... 3,000,000 3,387,270
GO, 2013, Refunding, 5%, 5/01/32 ..................................... 6,590,000 7,436,551
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,579,253
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2012A, Refunding, AGM Insured, 5%, 7/01/39 ........................... 5,000,000 5,454,400
Great Lakes Water Authority Water Supply System, Revenue, Second Lien, 2003-B,
NATL Insured, 5%, 7/01/34 ......................................... 25,000 25,088
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 06A, AGM
Insured, 5%, 7/01/34 .............................................. 30,000 30,109
City of Grand Rapids ,
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/28 .............. 1,560,000 1,810,162
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/29 .............. 1,000,000 1,158,040
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/31 .............. 2,095,000 2,418,824
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/32 .............. 1,175,000 1,355,715
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/33 .............. 1,125,000 1,296,292
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/34 .............. 1,000,000 1,151,110
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/35 .............. 1,500,000 1,725,510
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/39 .............. 880,000 1,017,711
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/44 .............. 2,000,000 2,308,360
Sanitary Sewer System, Revenue, 2016, Refunding, 5%, 1/01/36 .............. 1,250,000 1,511,963
Sanitary Sewer System, Revenue, 2016, Refunding, 5%, 1/01/38 .............. 1,000,000 1,204,160
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/37 ....................... 1,040,000 1,297,878
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/43 ....................... 1,000,000 1,230,780
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/48 ....................... 5,000,000 6,114,800
Sanitary Sewer System, Revenue, 2020, Refunding, 5%, 1/01/45 .............. 1,500,000 1,921,035
Sanitary Sewer System, Revenue, 2020, Refunding, 4%, 1/01/50 .............. 3,440,000 4,080,356
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/41 ............... 2,190,000 2,620,116
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/46 ............... 2,525,000 2,998,463

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Grand Rapids, (continued)
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/43 ............... $ 1,500,000 $ 1,846,170
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/48 ............... 2,000,000 2,445,920
County of Kent ,
GO, 2016, 5%, 6/01/32 ............................................. 1,305,000 1,626,291
GO, 2016, 5%, 6/01/33 ............................................. 1,275,000 1,582,989
County of Muskegon ,
GO, 2015, Refunding, 5%, 11/01/33 .................................... 1,360,000 1,648,007
GO, 2015, Refunding, 5%, 11/01/36 .................................... 1,735,000 2,097,320
Detroit City School District , GO , 2001A , AGM Insured , 6% , 5/01/29 ..............
10,000,000 12,761,300
DeWitt Public Schools ,
GO, 2017, 5%, 5/01/30 ............................................. 500,000 634,760
GO, 2017, 5%, 5/01/33 ............................................. 815,000 1,011,146
GO, 2017, 5%, 5/01/34 ............................................. 1,000,000 1,237,260
GO, 2017, 5%, 5/01/35 ............................................. 1,000,000 1,232,680
GO, 2017, 5%, 5/01/36 ............................................. 1,000,000 1,228,180
Downriver Utility Wastewater Authority ,
Revenue, 2018, Refunding, AGM Insured, 5%, 4/01/34 ...................... 510,000 634,782
Revenue, 2018, Refunding, AGM Insured, 5%, 4/01/36 ...................... 1,600,000 1,954,512
Revenue, 2018, Refunding, AGM Insured, 5%, 4/01/38 ...................... 1,500,000 1,821,135
Revenue, 2018, Refunding, AGM Insured, 5%, 4/01/43 ...................... 3,000,000 3,609,690
East Lansing School District ,
GO, 2017 I, 5%, 5/01/35 ............................................. 1,500,000 1,866,885
GO, 2017 I, 5%, 5/01/37 ............................................. 1,100,000 1,354,419
GO, 2017 I, 5%, 5/01/42 ............................................. 3,500,000 4,225,235
Farmington Public School District ,
GO, 2015, Refunding, AGM Insured, 5%, 5/01/27 .......................... 1,000,000 1,204,460
GO, 2015, Refunding, AGM Insured, 5%, 5/01/28 .......................... 2,000,000 2,403,580
GO, 2015, Refunding, AGM Insured, 5%, 5/01/32 .......................... 4,035,000 4,819,081
GO, 2015, Refunding, AGM Insured, 5%, 5/01/33 .......................... 2,900,000 3,455,843
GO, 2015, Refunding, AGM Insured, 5%, 5/01/34 .......................... 3,000,000 3,570,240
GO, 2015, Refunding, AGM Insured, 5%, 5/01/35 .......................... 1,000,000 1,187,970
GO, 2018, BAM Insured, 4.5%, 5/01/38 ................................. 7,225,000 8,674,046
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group, Revenue, 2014A, 5%, 7/01/44 ........... 2,000,000 2,181,760
Munson Healthcare Obligated Group, Revenue, 2014A, 5%, 7/01/47 ........... 2,500,000 2,723,000
Munson Healthcare Obligated Group, Revenue, 2019A, 5%, 7/01/44 ........... 1,110,000 1,299,855
Munson Healthcare Obligated Group, Revenue, 2019B, 5%, 7/01/39 ........... 1,625,000 1,936,691
Grand Valley State University ,
Revenue, 2016 A, Refunding, 5%, 12/01/32 .............................. 4,295,000 5,004,921
Revenue, 2018, 5%, 12/01/38 ........................................ 900,000 1,080,792
Revenue, 2018, 5%, 12/01/43 ........................................ 1,800,000 2,137,068
Grandville Public Schools ,
GO, II, AGM Insured, 5%, 5/01/29 ..................................... 750,000 899,332
GO, II, AGM Insured, 5%, 5/01/30 ..................................... 1,000,000 1,195,920
GO, II, AGM Insured, 5%, 5/01/31 ..................................... 1,150,000 1,371,639
GO, II, AGM Insured, 5%, 5/01/32 ..................................... 1,165,000 1,387,061
GO, II, AGM Insured, 5%, 5/01/34 ..................................... 1,315,000 1,558,709
GO, II, AGM Insured, 5%, 5/01/35 ..................................... 1,225,000 1,448,808
GO, II, AGM Insured, 5%, 5/01/37 ..................................... 2,915,000 3,432,325
GO, II, AGM Insured, 5%, 5/01/40 ..................................... 6,215,000 7,269,437
Gull Lake Community School District , GO , 2018 -I , 5% , 5/01/48 .................
5,000,000 6,080,050
Holly Area School District ,
GO, 2014, Refunding, 5%, 5/01/30 ..................................... 1,045,000 1,221,187

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Holly Area School District, (continued)
GO, 2014, Refunding, 5%, 5/01/32 ..................................... $ 1,040,000 $ 1,212,702
Hudsonville Public Schools ,
GO, 2017, Refunding, 5%, 5/01/37 ..................................... 1,550,000 1,902,780
GO, 2017, Refunding, 5%, 5/01/39 ..................................... 2,500,000 3,066,800
GO, 2017, Refunding, 5%, 5/01/41 ..................................... 2,500,000 3,027,150
Jackson County Hospital Finance Authority , Henry Ford Health System Obligated
Group , Revenue , 2006C , Pre-Refunded , AGC Insured , 5% , 6/01/26 ............ 10,000,000 10,000,000
Kelloggsville Public Schools ,
GO, 2015, AGM Insured, 5%, 5/01/33 ................................... 1,045,000 1,245,849
GO, 2015, AGM Insured, 5%, 5/01/35 ................................... 1,150,000 1,361,313
GO, 2015, AGM Insured, 5%, 5/01/38 ................................... 3,815,000 4,488,042
Kentwood Public Schools ,
GO, 2016, 5%, 5/01/35 ............................................. 1,205,000 1,465,003
GO, 2016, 5%, 5/01/36 ............................................. 1,205,000 1,460,400
GO, 2016, 5%, 5/01/38 ............................................. 1,210,000 1,458,038
GO, 2016, 5%, 5/01/41 ............................................. 1,120,000 1,339,744
GO, 2016, 5%, 5/01/44 ............................................. 1,800,000 2,143,062
L'Anse Creuse Public Schools ,
GO, 2015, Refunding, 5%, 5/01/28 ..................................... 5,230,000 6,324,639
GO, 2015, Refunding, 5%, 5/01/30 ..................................... 5,560,000 6,702,802
GO, 2015, Refunding, 5%, 5/01/32 ..................................... 5,890,000 7,072,241
GO, 2015, Refunding, 5%, 5/01/34 ..................................... 6,220,000 7,441,919
GO, 2015, Refunding, 5%, 5/01/35 ..................................... 2,840,000 3,393,374
Lansing Board of Water & Light ,
Revenue, 2011 A, Pre-Refunded, 5.5%, 7/01/41 ........................... 10,000,000 10,577,400
Revenue, 2019 A, 5%, 7/01/48 ........................................ 10,000,000 12,579,900
Lansing Community College ,
GO, 2012, Pre-Refunded, 5%, 5/01/32 .................................. 2,310,000 2,520,764
GO, 2012, 5%, 5/01/32 ............................................. 690,000 749,761
GO, 2017, Refunding, 5%, 5/01/32 ..................................... 2,000,000 2,563,080
Lansing School District ,
GO, 2016 I, 5%, 5/01/37 ............................................. 1,490,000 1,812,436
GO, 2016 I, 5%, 5/01/39 ............................................. 2,125,000 2,572,695
GO, 2016 I, 5%, 5/01/40 ............................................. 2,200,000 2,656,522
Lenawee County Hospital Finance Authority , Promedica Healthcare Obligated Group ,
Revenue , 2011B , Pre-Refunded , 6% , 11/15/35 ............................ 5,000,000 5,415,100
Livonia Public Schools ,
GO, 2013 I, AGM Insured, 5%, 5/01/36 .................................. 5,725,000 6,451,560
GO, 2013 I, AGM Insured, 5%, 5/01/38 .................................. 6,000,000 6,754,020
GO, 2013 I, AGM Insured, 5%, 5/01/43 .................................. 16,850,000 18,941,590
Macomb Interceptor Drain Drainage District ,
Special Assessment, 2017 A, Refunding, 5%, 5/01/34 ....................... 2,000,000 2,495,420
Special Assessment, 2017 A, Refunding, 5%, 5/01/42 ....................... 7,500,000 9,081,150
Mason County Central School District , GO , 2014 , Refunding , 5% , 5/01/26 .........
1,100,000 1,330,230
Mattawan Consolidated School District ,
GO, 2015 I, 5%, 5/01/30 ............................................. 1,000,000 1,210,920
GO, 2015 I, 5%, 5/01/31 ............................................. 1,915,000 2,314,775
GO, 2015 I, 5%, 5/01/32 ............................................. 1,110,000 1,338,738
GO, 2015 I, 5%, 5/01/34 ............................................. 2,325,000 2,794,162
GO, 2015 I, 5%, 5/01/39 ............................................. 3,375,000 4,020,097
Meridian Public School District ,
GO, 2015, Refunding, 5%, 5/01/27 ..................................... 735,000 895,200
GO, 2015, Refunding, 5%, 5/01/29 ..................................... 775,000 940,137

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Meridian Public School District, (continued)
GO, 2015, Refunding, 5%, 5/01/31 ..................................... $ 1,130,000 $ 1,365,899
Michigan Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2012, AGM Insured, 5%, 11/01/32 .. 10,005,000 10,701,648
Beaumont Health Obligated Group, Revenue, 2012, Refunding, AGM Insured, 5%,
11/01/42 ....................................................... 12,000,000 12,688,800
Beaumont Health Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/28 ..... 5,585,000 6,175,223
Beaumont Health Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/29 ..... 5,865,000 6,469,857
Clean Water Revolving Fund, Revenue, 2012, Pre-Refunded, 5%, 10/01/28 ...... 3,000,000 3,333,150
Clean Water Revolving Fund, Revenue, 2012, Pre-Refunded, 5%, 10/01/29 ...... 3,000,000 3,333,150
Clean Water Revolving Fund, Revenue, 2012, Pre-Refunded, 5%, 10/01/32 ...... 2,000,000 2,222,100
Clean Water Revolving Fund, Revenue, 2016 B, Refunding, 4%, 10/01/30 ....... 2,750,000 3,277,478
Clean Water Revolving Fund, Revenue, 2018B, 5%, 10/01/38 ................ 8,055,000 10,062,548
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/32 ....................................................... 2,725,000 3,161,599
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/37 ....................................................... 4,235,000 4,831,711
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/41 ....................................................... 22,015,000 24,931,327
Kalamazoo College, Revenue, 2018, Refunding, 4%, 12/01/47 ................ 2,610,000 2,527,707
Michigan Finance Authority Clean Water Revolving Fund, Revenue, 2018B, 5%,
10/01/39 ....................................................... 6,000,000 7,477,440
Sparrow Health Obligated Group, Revenue, 2012, AGM Insured, 5%, 11/15/42 .... 8,000,000 8,466,160
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Pre-Refunded, 5%,
12/01/45 ....................................................... 290,000 365,249
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, 5%, 12/01/45 ......... 19,710,000 22,038,934
Michigan State Building Authority ,
Revenue, 2011 I-A, Refunding, 5.5%, 10/15/45 ............................ 2,000,000 2,143,100
Revenue, 2013 A-1, Refunding, 5%, 10/15/33 ............................. 5,000,000 5,707,100
Revenue, 2013 A-1, Refunding, 5.25%, 10/15/47 .......................... 5,000,000 5,712,650
Revenue, 2016 I, Refunding, 5%, 4/15/41 ................................ 13,000,000 15,640,950
Revenue, 2016 I, Refunding, 5%, 10/15/46 ............................... 9,910,000 11,830,558
Revenue, 2016 I, Refunding, 5%, 10/15/51 ............................... 1,000,000 1,197,800
Revenue, 2019 I, Refunding, 4%, 10/15/49 ............................... 2,500,000 2,880,150
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999B-3, 4%, 11/15/32 ............. 5,000,000 5,663,950
Ascension Health Credit Group, Revenue, 1999B-3, 4%, 11/15/33 ............. 5,370,000 6,067,670
Ascension Health Credit Group, Revenue, 2010F-7, Refunding, 5%, 11/15/47 ..... 10,000,000 11,686,500
Ascension Health Credit Group, Revenue, 2010F-8, Refunding, 5%, 11/15/46 ..... 5,000,000 5,847,000
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/26 ........................................................ 2,065,000 2,208,848
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/27 ........................................................ 2,285,000 2,440,403
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/28 ........................................................ 2,615,000 2,789,839
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/35 ........................................................ 2,250,000 2,373,075
Trinity Health Corp. Obligated Group, Revenue, 2009B, Pre-Refunded, 5%, 12/01/48 20,000,000 21,883,000
Michigan State Housing Development Authority , Revenue , 2019B , 3.1% , 12/01/44 ...
15,000,000 15,643,650
Michigan State University , Revenue , 2015A , 5% , 8/15/40 ......................
8,500,000 9,808,915
Michigan Strategic Fund ,
DTE Electric Co., Revenue, BB, Refunding, AMBAC Insured, 7%, 5/01/21 ....... 3,000,000 3,178,710
State of Michigan Department of Transportation, Revenue, 2018, 5%, 12/31/43 ... 7,000,000 7,438,270

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Technological University , Revenue , 2015A , 5% , 10/01/45 ..............
$ 2,400,000 $ 2,858,016
Northview Public Schools , GO , 2012 , 5% , 5/01/41 ...........................
3,000,000 3,009,720
Oakland School District ,
GO, 2016, Refunding, 5%, 5/01/35 ..................................... 1,500,000 1,835,160
GO, 2016, Refunding, 5%, 5/01/36 ..................................... 1,005,000 1,225,698
Oakland University ,
Revenue, 2014, Refunding, 5%, 3/01/27 ................................. 1,000,000 1,123,960
Revenue, 2014, Refunding, 5%, 3/01/30 ................................. 1,010,000 1,126,716
Revenue, 2014, Refunding, 5%, 3/01/31 ................................. 1,260,000 1,401,309
Revenue, 2014, Refunding, 5%, 3/01/32 ................................. 1,000,000 1,108,280
Revenue, 2014, Refunding, 5%, 3/01/33 ................................. 1,285,000 1,419,629
Revenue, 2014, Refunding, 5%, 3/01/34 ................................. 1,000,000 1,102,740
Revenue, 2014, Refunding, 5%, 3/01/39 ................................. 3,000,000 3,279,510
Revenue, 2016, 5%, 3/01/47 ......................................... 7,230,000 8,152,910
Revenue, 2019, 5%, 3/01/50 ......................................... 3,500,000 4,140,815
Rochester Community School District ,
GO, 2016 I, 5%, 5/01/32 ............................................. 5,575,000 6,871,020
GO, 2016 I, 5%, 5/01/35 ............................................. 6,450,000 7,891,188
GO, 2016 I, 5%, 5/01/36 ............................................. 2,800,000 3,414,880
Roseville Community Schools ,
GO, 2014, Refunding, 5%, 5/01/26 ..................................... 1,400,000 1,695,288
GO, 2014, Refunding, 5%, 5/01/27 ..................................... 1,370,000 1,653,796
GO, 2014, Refunding, 5%, 5/01/28 ..................................... 3,040,000 3,661,558
GO, 2014, Refunding, 5%, 5/01/29 ..................................... 3,300,000 3,967,656
GO, 2014, Refunding, 5%, 5/01/30 ..................................... 1,620,000 1,944,292
GO, 2014, Refunding, 5%, 5/01/31 ..................................... 1,585,000 1,898,909
Royal Oak Hospital Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2014D, Refunding, 5%, 9/01/27 .... 3,350,000 3,753,038
Beaumont Health Obligated Group, Revenue, 2014D, Refunding, 5%, 9/01/28 .... 2,500,000 2,790,075
Beaumont Health Obligated Group, Revenue, 2014D, Refunding, 5%, 9/01/39 .... 17,500,000 19,002,200
Saginaw Valley State University ,
Revenue, 2016 A, Refunding, 5%, 7/01/30 ............................... 1,750,000 2,146,235
Revenue, 2016 A, Refunding, 5%, 7/01/31 ............................... 2,170,000 2,652,760
Revenue, 2016 A, Refunding, 5%, 7/01/33 ............................... 1,240,000 1,506,935
Saline Area Schools Historic Preservation Foundation ,
GO, 2016, 5%, 5/01/34 ............................................. 2,750,000 3,373,288
GO, 2016, 5%, 5/01/36 ............................................. 2,950,000 3,597,820
South Haven Public Schools ,
GO, 2015B, AGM Insured, 5%, 5/01/33 ................................. 350,000 416,714
GO, 2015B, AGM Insured, 5%, 5/01/35 ................................. 1,575,000 1,868,564
Sparta Area Schools , GO , II , 5% , 5/01/48 .................................
5,750,000 6,963,998
Trenton Public Schools School District ,
GO, 2018, 5%, 5/01/42 ............................................. 4,920,000 6,023,900
GO, 2018, 5%, 5/01/45 ............................................. 11,480,000 14,021,672
University of Michigan ,
Revenue, 2015, Refunding, 5%, 4/01/46 ................................. 2,000,000 2,382,340
Revenue, 2017 A, Refunding, 5%, 4/01/37 ............................... 2,700,000 3,349,782
Revenue, 2017 A, Refunding, 5%, 4/01/42 ............................... 26,635,000 32,749,597
Revenue, 2017 A, Refunding, 5%, 4/01/47 ............................... 5,000,000 6,108,500
Warren Consolidated Schools , GO , 2012 , 5% , 5/01/32 .......................
2,500,000 2,649,125
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2018A , 5% , 12/01/43 ............................................... 7,750,000 8,901,030
Wayne State University ,
Revenue, 2015A, Refunding, 5%, 11/15/31 ............................... 1,860,000 2,160,669

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 140 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Wayne State University, (continued)
Revenue, 2015A, Refunding, 5%, 11/15/33 ............................... $ 1,500,000 $ 1,730,940
Revenue, 2018A, 5%, 11/15/43 ....................................... 4,500,000 5,339,205
Revenue, 2018A, 4%, 11/15/48 ....................................... 10,000,000 11,040,000
Western Michigan University ,
Revenue, 2015A, Refunding, 5%, 11/15/26 ............................... 1,500,000 1,805,535
Revenue, 2015A, Refunding, 5%, 11/15/27 ............................... 2,160,000 2,592,972
Revenue, 2015A, Refunding, 5%, 11/15/28 ............................... 1,635,000 1,959,220
Revenue, 2015A, Refunding, 5%, 11/15/29 ............................... 2,000,000 2,394,460
Revenue, 2015A, Refunding, 5%, 11/15/30 ............................... 2,500,000 2,983,700
Revenue, 2015A, Refunding, 5%, 11/15/40 ............................... 1,560,000 1,846,073
Revenue, 2015A, Refunding, 5%, 11/15/45 ............................... 2,000,000 2,356,200
Revenue, 2019 A, Refunding, 5%, 11/15/49 .............................. 5,100,000 6,102,558
Zeeland Public Schools ,
GO, 2015A, AGM Insured, 5%, 5/01/31 ................................. 1,530,000 1,819,201
GO, 2015A, AGM Insured, 5%, 5/01/33 ................................. 2,000,000 2,370,660
GO, 2015A, AGM Insured, 5%, 5/01/34 ................................. 2,000,000 2,366,460
GO, 2015A, AGM Insured, 5%, 5/01/35 ................................. 2,000,000 2,364,360
905,404,889
U.S. Territories 0.2%
Guam 0.2%
a
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,750,000 1,938,475
Total Municipal Bonds (Cost $836,747,131) .....................................
907,343,364
a a a a
Short Term Investments 3.2%
Municipal Bonds 3.2%
Michigan 3.2%
b
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC BMO Harris Bank NA , Daily VRDN and Put , 0.05% ,
6/01/34 ......................................................... 700,000 700,000
b
Michigan Strategic Fund , Edison Institute (The) , Revenue , 2002 , LOC Comerica Bank ,
Daily VRDN and Put , 0.08% , 12/01/33 .................................. 3,870,000 3,870,000
b
University of Michigan ,
Revenue, 2008A, SPA Wells Fargo Bank NA, Daily VRDN and Put, 0.04%, 4/01/38 9,300,000 9,300,000
Revenue, 2012B, Daily VRDN and Put, 0.06%, 4/01/42 ..................... 3,000,000 3,000,000
Revenue, 2012D-1, Daily VRDN and Put, 0.04%, 12/01/24 ................... 13,205,000 13,205,000
30,075,000
Total Municipal Bonds (Cost $30,075,000) ......................................
30,075,000
a
Total Investments (Cost $866,822,131) 98.9% ...................................
$937,418,364
Other Assets, less Liabilities 1.1% .............................................
10,724,696
Net Assets 100.0% ...........................................................
$948,143,060
a
Security purchased on a when-issued basis.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Minnesota Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.8%
Minnesota 97.8%
Alexandria Independent School District No. 206 ,
GO, 2011-A, Refunding, 5%, 2/01/37 ................................... $ 11,700,000 $ 12,043,629
GO, 2017 A, Refunding, 3%, 2/01/37 ................................... 29,905,000 32,090,757
Anoka-Hennepin Independent School District No. 11 ,
GO, 2018A, 3.25%, 2/01/37 .......................................... 5,355,000 5,799,197
GO, 2018A, 3.375%, 2/01/43 ......................................... 6,020,000 6,479,447
Big Lake Independent School District No. 727 ,
GO, 2012B, Refunding, 5%, 2/01/23 .................................... 2,990,000 3,225,582
GO, 2012B, Refunding, 5%, 2/01/24 .................................... 3,000,000 3,235,830
GO, 2012B, Refunding, 5%, 2/01/25 .................................... 1,225,000 1,321,089
Brainerd Independent School District No. 181 ,
GO, 2018 A, 4%, 2/01/32 ............................................ 3,065,000 3,596,379
GO, 2018 A, 4%, 2/01/39 ............................................ 10,600,000 12,049,656
GO, 2018 A, 4%, 2/01/42 ............................................ 1,900,000 2,147,114
GO, 2018 C, Refunding, 5%, 2/01/28 ................................... 3,735,000 4,581,837
Cambridge-Isanti Independent School District No. 911 ,
GO, 2012A, Refunding, 3%, 2/01/27 .................................... 3,410,000 3,538,182
GO, 2012A, Refunding, 3%, 2/01/30 .................................... 5,585,000 5,740,821
Centennial Independent School District No. 12 ,
GO, 2015A, Zero Cpn ., 2/01/32 ....................................... 1,450,000 1,031,457
GO, 2015A, Zero Cpn ., 2/01/34 ....................................... 1,600,000 1,034,592
GO, 2015A, Zero Cpn ., 2/01/35 ....................................... 350,000 215,940
Central Minnesota Municipal Power Agency ,
Revenue, 2012, 5%, 1/01/32 ......................................... 1,150,000 1,233,088
Revenue, 2012, 5%, 1/01/42 ......................................... 1,615,000 1,725,046
City of Bemidji , GO , 2011 , Pre-Refunded , 5.25% , 2/01/38 .....................
12,055,000 12,458,601
City of Center City , Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% ,
11/01/41 ........................................................ 1,000,000 1,044,180
City of Fridley , Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA
Insured , 3.75% , 11/01/34 ............................................ 9,832,334 11,173,956
City of Lakeville , GO , 2012B , Refunding , 3% , 2/01/30 ........................
4,690,000 4,833,420
City of Minneapolis ,
GO, 2018, 4%, 12/01/43 ............................................. 5,000,000 5,692,600
GO, 2018, 4%, 12/01/46 ............................................. 3,500,000 3,948,980
GO, 2019, 3%, 12/01/28 ............................................. 1,400,000 1,585,808
GO, 2019, 3%, 12/01/40 ............................................. 5,000,000 5,290,350
Revenue, 2018 A, Refunding, AGM Insured, 5%, 11/15/49 ................... 6,000,000 6,906,060
14th and Central LLLP, Revenue, 2020, FNMA Insured, 2.35%, 2/01/38 ......... 10,000,000 10,219,800
Fairview Health Services Obligated Group, Revenue, 2015 A, Refunding, AGM
Insured, 5%, 11/15/44 ............................................. 10,000,000 11,134,900
City of Minneapolis/St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/26 ....... 2,000,000 2,458,580
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/27 ....... 2,000,000 2,489,620
Children's Health Care Obligated Group, Revenue, 2004A-1, Pre-Refunded, AGM
Insured, 5%, 8/15/34 .............................................. 1,000,000 1,009,660
City of Ramsey ,
GO, 2012A, 3%, 12/15/28 ........................................... 1,105,000 1,140,393
GO, 2012A, 3.375%, 12/15/31 ........................................ 1,215,000 1,252,009
City of Rochester ,
Electric Utility, Revenue, 2013B, 5%, 12/01/43 ............................ 1,000,000 1,131,180
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/42 ................... 2,000,000 2,409,940
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/47 ................... 9,210,000 11,028,791
Mayo Clinic, Revenue, 2016B, Refunding, 5%, 11/15/33 ..................... 4,425,000 6,174,645
Mayo Clinic, Revenue, 2016B, Refunding, 5%, 11/15/34 ..................... 10,235,000 14,463,897

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Rochester, (continued)
Mayo Clinic, Revenue, 2016B, Refunding, 5%, 11/15/35 ..................... $ 5,000,000 $ 7,138,500
Mayo Clinic, Revenue, 2016B, Refunding, 5%, 11/15/36 ..................... 4,200,000 6,055,896
Mayo Clinic, Revenue, 2018, 4%, 11/15/48 ............................... 6,000,000 6,691,080
City of St. Cloud ,
CentraCare Health System Obligated Group, Revenue, 2010A, 5.125%, 5/01/30 .. 750,000 751,732
CentraCare Health System Obligated Group, Revenue, 2016A, Refunding, 4%,
5/01/37 ........................................................ 12,310,000 13,256,270
CentraCare Health System Obligated Group, Revenue, 2016A, Refunding, 5%,
5/01/46 ........................................................ 4,650,000 5,185,634
City of St. Paul ,
Sales & Use Tax, Revenue, 2014G, 5%, 11/01/31 .......................... 1,000,000 1,177,640
Sales & Use Tax, Revenue, 2014G, 5%, 11/01/32 .......................... 1,000,000 1,180,980
Sewer, Revenue, 2020 D, Refunding, 4%, 12/01/23 ........................ 1,020,000 1,151,519
Sewer, Revenue, 2020 D, Refunding, 5%, 12/01/26 ........................ 1,165,000 1,492,947
City of Virginia ,
GO, 2020 A, AGM Insured, 4%, 2/01/36 ................................. 1,000,000 1,151,680
GO, 2020 A, AGM Insured, 4%, 2/01/40 ................................. 1,160,000 1,321,286
City of Willmar , GO , 2012A , Refunding , 3% , 2/01/29 .........................
500,000 506,280
Cloquet Independent School District No. 94 , GO , 2015B , 5% , 2/01/32 ............
3,615,000 4,326,974
County of Hennepin ,
GO, 2019 B, 5%, 12/15/33 ........................................... 2,280,000 3,004,105
GO, 2019 B, 5%, 12/15/34 ........................................... 1,055,000 1,384,656
GO, 2019 B, 5%, 12/15/36 ........................................... 12,680,000 16,504,415
Dakota County Community Development Agency , Revenue , 2011 A , GNMA Insured ,
4.875% , 12/01/33 .................................................. 670,000 680,854
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 3,198,375
Dilworth Glyndon Felton Independent School District No. 2164 ,
GO, 2020 A, 3%, 2/01/37 ............................................ 1,000,000 1,056,160
GO, 2020 A, 3%, 2/01/39 ............................................ 1,000,000 1,051,540
GO, 2020 A, 3%, 2/01/41 ............................................ 1,225,000 1,287,046
Duluth Economic Development Authority ,
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/53 ... 15,900,000 17,969,862
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/58 ... 13,035,000 14,684,710
Duluth Independent School District No. 709 ,
COP, 2016 A, Refunding, 5%, 2/01/25 .................................. 1,015,000 1,202,582
COP, 2016 A, Refunding, 5%, 2/01/26 .................................. 2,740,000 3,332,470
COP, 2016 A, Refunding, 4%, 2/01/27 .................................. 3,750,000 4,327,125
COP, 2016 A, Refunding, 4%, 2/01/28 .................................. 1,500,000 1,726,905
GO, 2015B, Refunding, 4%, 2/01/25 .................................... 3,450,000 3,930,551
GO, 2015B, Refunding, 2.5%, 2/01/26 .................................. 2,840,000 3,023,379
Edina Independent School District No. 273 , GO , 2019A , 3% , 2/01/36 .............
1,630,000 1,754,809
Elk River Independent School District No. 728 , GO , 2015A , 4% , 2/01/32 ..........
6,130,000 6,727,736
Farmington Independent School District No. 192 , GO , 2016 A , 4% , 2/01/28 ........
3,830,000 4,494,122
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,581,127
Hastings Independent School District No. 200 ,
GO, 2018A, Zero Cpn ., 2/01/38 ....................................... 4,685,000 2,731,870
GO, 2018A, Zero Cpn ., 2/01/39 ....................................... 4,685,000 2,613,527
GO, 2018A, Zero Cpn ., 2/01/40 ....................................... 4,685,000 2,499,354
Hennepin County Regional Railroad Authority ,
GO, 2019A, 5%, 12/01/35 ........................................... 4,480,000 5,806,797
GO, 2019A, 5%, 12/01/36 ........................................... 5,220,000 6,739,907

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Hermantown Independent School District No. 700 , GO , 2014A , 4% , 2/01/29 .......
$ 2,310,000 $ 2,554,698
Hopkins Independent School District No. 270 ,
GO, 2019A, 3%, 2/01/33 ............................................ 5,640,000 6,110,714
GO, 2019A, 3%, 2/01/34 ............................................ 2,450,000 2,645,290
Jordan Independent School District No. 717 ,
GO, 2014A, Refunding, 5%, 2/01/31 .................................... 1,460,000 1,626,615
GO, Refunding, 5%, 2/01/32 ......................................... 2,000,000 2,228,240
GO, 2014A, Refunding, 5%, 2/01/33 .................................... 1,700,000 1,894,004
GO, 2014A, Refunding, 5%, 2/01/34 .................................... 1,805,000 2,010,987
GO, 2014A, Refunding, 5%, 2/01/35 .................................... 1,000,000 1,114,120
Lakeville Independent School District No. 194 , GO , 2012B , 3% , 2/01/25 ..........
3,560,000 3,707,847
Maple River Independent School District No. 2135 ,
GO, 2020 A, 4%, 2/01/45 ............................................ 6,000,000 7,038,420
GO, 2020 A, 4%, 2/01/50 ............................................ 10,000,000 11,615,700
Metropolitan Council ,
GO, 2016 C, Refunding, 3%, 3/01/30 ................................... 3,305,000 3,644,721
GO, 2019A, 3%, 3/01/29 ............................................ 6,400,000 7,127,744
a
GO, 2020 B, 2.125%, 3/01/36 ......................................... 4,500,000 4,509,225
a
GO, 2020 B, 2.125%, 3/01/37 ......................................... 4,000,000 3,985,080
a
GO, 2020 B, 2.125%, 3/01/38 ......................................... 4,000,000 3,958,880
Minneapolis Special School District No. 1 , GO , 2017 B , 5% , 2/01/30 .............
2,590,000 3,343,794
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue, 2012B, Refunding, 5%, 1/01/27 ............................... 1,500,000 1,592,160
Revenue, 2012B, Refunding, 5%, 1/01/28 ............................... 2,250,000 2,386,417
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,750,000 5,654,305
Revenue, Senior Lien, 2016 C, 5%, 1/01/34 .............................. 2,870,000 3,370,356
Revenue, Senior Lien, 2016 C, 5%, 1/01/35 .............................. 4,025,000 4,711,987
Revenue, Senior Lien, 2016 C, 5%, 1/01/41 .............................. 19,655,000 22,664,770
Revenue, Senior Lien, 2016 C, 5%, 1/01/46 .............................. 15,500,000 17,732,310
Minnesota Higher Education Facilities Authority ,
Carleton College, Revenue, 2017, Refunding, 4%, 3/01/47 ................... 3,575,000 4,025,521
Macalester College, Revenue, 2017, Refunding, 3%, 3/01/33 ................. 3,010,000 3,240,777
Macalester College, Revenue, 2017, Refunding, 4%, 3/01/42 ................. 900,000 1,009,791
Macalester College, Revenue, SEVEN-I, Pre-Refunded, 5%, 6/01/35 ........... 5,000,000 5,000,000
St. Olaf College, Revenue, EIGHT N, Refunding, 4%, 10/01/33 ................ 1,500,000 1,666,740
St. Olaf College, Revenue, EIGHT N, Refunding, 4%, 10/01/35 ................ 500,000 552,090
University of St. Thomas, Revenue, 2016 8-L, Refunding, 4%, 4/01/31 .......... 4,200,000 4,527,264
University of St. Thomas, Revenue, 2016 8-L, Refunding, 5%, 4/01/35 .......... 1,720,000 1,932,489
University of St. Thomas, Revenue, 2017A, Refunding, 4%, 10/01/36 ........... 750,000 801,953
University of St. Thomas, Revenue, 2017A, Refunding, 4%, 10/01/37 ........... 750,000 799,635
University of St. Thomas, Revenue, 2019, 5%, 10/01/40 ..................... 3,260,000 3,855,765
University of St. Thomas, Revenue, 2019, 4%, 10/01/44 ..................... 2,745,000 2,968,827
Minnesota Housing Finance Agency ,
Revenue, 2009, 4%, 8/01/29 ......................................... 3,675,000 3,683,232
Revenue, 2011, 5%, 8/01/31 ......................................... 2,225,000 2,342,503
Revenue, 2011-E, GNMA Insured, 4.45%, 7/01/31 ......................... 2,145,000 2,209,264
Revenue, 2011G, GNMA Insured, 4%, 7/01/26 ............................ 1,115,000 1,149,933
Revenue, 2011G, GNMA Insured, 4.4%, 7/01/32 .......................... 1,905,000 1,958,778
Revenue, 2019 C, 4%, 8/01/39 ........................................ 1,000,000 1,148,730
Revenue, 2020 B, GNMA Insured, 2.8%, 1/01/44 .......................... 4,750,000 5,007,735
Minnesota Municipal Power Agency ,
Revenue, 2010-A, 5.25%, 10/01/35 .................................... 12,000,000 12,192,840
Revenue, 2014A, Refunding, 4%, 10/01/31 .............................. 1,265,000 1,407,085
Revenue, 2014A, Refunding, 4%, 10/01/32 .............................. 1,200,000 1,328,412
Revenue, 2014A, Refunding, 4%, 10/01/33 .............................. 1,000,000 1,102,910

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Municipal Power Agency, (continued)
Revenue, 2014A, Refunding, 5%, 10/01/34 .............................. $ 1,000,000 $ 1,175,180
Revenue, 2014A, Refunding, 5%, 10/01/35 .............................. 1,005,000 1,181,056
Revenue, 2016, 4%, 10/01/41 ........................................ 4,680,000 5,195,081
Revenue, 2016, 5%, 10/01/47 ........................................ 4,650,000 5,599,483
Minnesota Public Facilities Authority , Revenue , 2010A , 5% , 3/01/24 ..............
17,010,000 19,986,920
Minnesota State Colleges And Universities Foundation ,
Revenue, 2011A, 5%, 10/01/28 ....................................... 2,135,000 2,264,274
Revenue, 2012A, Refunding, 5%, 10/01/22 .............................. 1,410,000 1,555,667
Moorhead Independent School District No. 152 , GO , 2020A , 2.5% , 2/01/37 ........
9,295,000 9,651,928
New Prague Independent School District No. 721 ,
GO, 2012-A, Refunding, 4%, 2/01/22 ................................... 3,090,000 3,168,053
GO, 2012-A, Refunding, 4%, 2/01/23 ................................... 3,045,000 3,115,035
GO, 2012-A, Refunding, 4%, 2/01/24 ................................... 3,245,000 3,318,110
GO, 2012-A, Refunding, 4%, 2/01/25 ................................... 2,000,000 2,044,020
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO, 2019 A, 3%, 2/01/42 ............................................ 5,975,000 6,296,634
GO, 2019 A, 3%, 2/01/46 ............................................ 23,965,000 25,076,976
Northern Municipal Power Agency ,
Revenue, 2013A, 5%, 1/01/30 ........................................ 1,190,000 1,314,843
Revenue, 2017, Refunding, 5%, 1/01/41 ................................. 800,000 948,656
Prior Lake-Savage Independent School District No. 719 ,
GO, 2018B, Zero Cpn ., 2/01/27 ....................................... 10,545,000 9,793,458
GO, 2018B, Zero Cpn ., 2/01/28 ....................................... 13,055,000 11,886,838
GO, 2018B, Zero Cpn ., 2/01/30 ....................................... 9,010,000 7,625,073
GO, 2018B, Zero Cpn ., 2/01/31 ....................................... 5,310,000 4,328,075
Rochester Independent School District No. 535 ,
GO, 2020A, 4%, 2/01/28 ............................................ 4,300,000 5,350,877
GO, 2020A, 4%, 2/01/29 ............................................ 6,565,000 8,120,708
Rosemount-Apple Valley-Eagan Independent School District No. 196 , GO , 2012C ,
Refunding , 4% , 2/01/21 ............................................. 1,365,000 1,400,040
Roseville Independent School District No. 623 ,
GO, 2018A, 5%, 2/01/30 ............................................ 3,700,000 4,627,627
GO, 2018A, 4%, 2/01/34 ............................................ 9,535,000 10,918,529
Sartell-St. Stephen Independent School District No. 748 ,
GO, 2016B, Zero Cpn ., 2/01/36 ....................................... 3,000,000 1,942,140
GO, 2016B, Zero Cpn ., 2/01/37 ....................................... 2,820,000 1,753,420
GO, 2016B, Zero Cpn ., 2/01/38 ....................................... 5,220,000 3,130,538
GO, 2016B, Zero Cpn ., 2/01/39 ....................................... 3,020,000 1,742,993
South Washington County Independent School District No. 833 , GO , 2016 C , 4% ,
2/01/29 ......................................................... 5,260,000 6,065,569
Southern Minnesota Municipal Power Agency ,
Revenue, 1994A, NATL Insured, Zero Cpn ., 1/01/23 ........................ 4,000,000 3,926,600
Revenue, 1994A, NATL Insured, Zero Cpn ., 1/01/26 ........................ 5,395,000 5,053,281
Revenue, 1994A, NATL Insured, Zero Cpn ., 1/01/27 ........................ 6,600,000 6,058,206
Revenue, 2015 A, Refunding, 5%, 1/01/46 ............................... 9,345,000 11,036,912
Revenue, 2017 A, 5%, 1/01/42 ........................................ 1,315,000 1,603,669
Revenue, 2019 A, 5%, 1/01/32 ........................................ 700,000 927,500
Revenue, 2019 A, 5%, 1/01/33 ........................................ 560,000 736,417
Revenue, 2019 A, 5%, 1/01/34 ........................................ 610,000 798,282
St.Cloud Independent School District No. 742 ,
COP, 2017 A, 4%, 2/01/38 ........................................... 1,000,000 1,084,820
GO, 2015A, 4%, 2/01/28 ............................................ 2,080,000 2,370,056
GO, 2017 B, 4%, 2/01/30 ............................................ 4,060,000 4,695,309

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
St.Cloud Independent School District No. 742, (continued)
GO, 2017 B, 4%, 2/01/36 ............................................ $ 2,500,000 $ 2,824,125
GO, 2017 B, 4%, 2/01/37 ............................................ 2,250,000 2,535,052
St.Francis Independent School District No. 15 ,
GO, 2018A, 4%, 2/01/37 ............................................ 1,025,000 1,087,843
GO, 2018A, 3.5%, 2/01/41 ........................................... 6,350,000 6,560,947
St.Michael -Albertville Independent School District No. 885 , GO , 2011-A , Refunding ,
4.25% , 2/01/32 ................................................... 10,295,000 10,828,487
St.Paul Independent School District No. 625 ,
GO, 2012A, 3%, 2/01/30 ............................................ 1,385,000 1,401,066
GO, 2012A, 3%, 2/01/31 ............................................ 1,195,000 1,207,751
GO, 2013B, Refunding, 5%, 2/01/24 .................................... 2,925,000 3,283,312
State of Minnesota ,
COP, 2014, 5%, 6/01/36 ............................................. 3,615,000 4,168,203
GO, 2013F, Refunding, 4%, 10/01/25 ................................... 15,000,000 16,735,050
GO, 2016 A, 5%, 8/01/28 ............................................ 4,215,000 5,320,384
GO, 2018 A, 5%, 8/01/31 ............................................ 5,000,000 6,584,700
GO, 2019 A, 5%, 8/01/29 ............................................ 10,000,000 13,730,600
GO, 2019 A, 5%, 8/01/38 ............................................ 3,540,000 4,631,524
Revenue, 2012B, Refunding, 4%, 3/01/26 ............................... 3,000,000 3,161,520
Revenue, 2012B, Refunding, 3%, 3/01/30 ............................... 5,000,000 5,159,800
Revenue, 2014A, 5%, 6/01/38 ........................................ 8,500,000 9,317,615
University of Minnesota ,
Revenue, 2011B, 5%, 8/01/36 ........................................ 5,000,000 5,261,650
Revenue, 2014B, 5%, 1/01/38 ........................................ 4,500,000 5,149,035
Revenue, 2015 A, Refunding, 5%, 8/01/25 ............................... 5,000,000 6,084,850
Revenue, 2015 A, Refunding, 5%, 8/01/28 ............................... 7,225,000 8,624,338
Revenue, 2016 A, 5%, 4/01/41 ........................................ 5,000,000 6,133,850
Revenue, 2017 B, Refunding, 5%, 12/01/30 .............................. 5,575,000 7,134,160
Revenue, 2017A, 5%, 9/01/42 ........................................ 4,410,000 5,385,360
Revenue, 2019A, 5%, 4/01/39 ........................................ 1,805,000 2,303,649
Revenue, 2019A, 5%, 4/01/41 ........................................ 6,045,000 7,676,969
Revenue, 2019A, 5%, 4/01/44 ........................................ 8,505,000 10,743,006
Virginia Independent School District No. 706 ,
GO, 2019A, 5%, 2/01/30 ............................................ 3,600,000 4,672,368
GO, 2019A, 3%, 2/01/40 ............................................ 3,295,000 3,522,816
Watertown-Mayer Independent School District No. 111 ,
GO, 2020 A, Zero Cpn ., 2/01/33 ....................................... 2,470,000 1,936,283
GO, 2020 A, Zero Cpn ., 2/01/34 ....................................... 2,470,000 1,872,556
GO, 2020 A, Zero Cpn ., 2/01/36 ....................................... 1,470,000 1,039,319
GO, 2020 A, Zero Cpn ., 2/01/37 ....................................... 2,470,000 1,683,453
Waterville-Elysian-Morristown Independent School District No. 2143 , GO , 2019 A , 3% ,
2/01/32 ......................................................... 1,995,000 2,168,545
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 3,078,340
Western Minnesota Municipal Power Agency ,
Revenue, 2012A, Refunding, 5%, 1/01/24 ............................... 5,000,000 5,592,750
Revenue, 2012A, Refunding, 5%, 1/01/25 ............................... 3,370,000 3,768,603
Revenue, 2012A, Refunding, 5%, 1/01/29 ............................... 1,200,000 1,335,360
Revenue, 2014A, Pre-Refunded, 5%, 1/01/40 ............................. 8,075,000 9,419,326
Revenue, 2014A, Pre-Refunded, 5%, 1/01/46 ............................. 11,870,000 13,846,118
Revenue, 2015A, Refunding, 5%, 1/01/35 ............................... 3,000,000 3,621,480
Revenue, 2015A, Refunding, 5%, 1/01/36 ............................... 2,035,000 2,449,245

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 140 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Western Minnesota Municipal Power Agency, (continued)
Revenue, 2018 A, 5%, 1/01/49 ........................................ $ 5,000,000 $ 6,167,600
1,013,857,934
Total Municipal Bonds (Cost $947,622,273) .....................................
1,013,857,934
a a a a
Short Term Investments 2.4%
Municipal Bonds 2.4%
Minnesota 2.4%
b
City of Minneapolis/St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2009-B-1, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.05%, 11/15/35 ................................. 1,700,000 1,700,000
Allina Health Obligated Group, Revenue, B-2, LOC JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.05%, 11/15/35 ..................................... 2,825,000 2,825,000
Children's Health Care Obligated Group, Revenue, 2007A-1, AGM Insured, SPA US
Bank NA, Daily VRDN and Put, 0.05%, 8/15/37 .......................... 8,500,000 8,500,000
Children's Health Care Obligated Group, Revenue, 2007A-2, AGM Insured, SPA US
Bank NA, Daily VRDN and Put, 0.05%, 8/15/37 .......................... 8,100,000 8,100,000
b
Minnesota Higher Education Facilities Authority , Concordia University St. Paul ,
Revenue , 6Q , LOC US Bank NA , Daily VRDN and Put , 0.08% , 4/01/37 ......... 3,445,000 3,445,000
24,570,000
Total Municipal Bonds (Cost $24,569,998) ......................................
24,570,000
a
Total Investments (Cost $972,192,271) 100.2% ..................................
$1,038,427,934
Other Assets, less Liabilities (0.2)% ...........................................
(1,749,540)
Net Assets 100.0% ...........................................................
$1,036,678,394
a
Security purchased on a when-issued basis.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Missouri Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.7%
Missouri 94.4%
Affton School District No. 101 ,
GO, 2017 A, Refunding, 5%, 3/01/32 ................................... $ 1,500,000 $ 1,898,760
GO, 2017 A, Refunding, 5%, 3/01/33 ................................... 1,595,000 2,004,516
GO, 2017 A, Refunding, 5%, 3/01/34 ................................... 1,700,000 2,129,743
GO, 2017 A, Refunding, 5%, 3/01/35 ................................... 1,810,000 2,257,124
GO, 2017 A, Refunding, 5%, 3/01/36 ................................... 1,920,000 2,381,453
Bi-State Development Agency of the Missouri-Illinois Metropolitan District ,
Revenue, 2013A, Refunding, 5%, 10/01/33 .............................. 14,425,000 15,950,732
Revenue, 2013A, Refunding, 5%, 10/01/44 .............................. 10,000,000 11,008,500
Revenue, 2019, Refunding, 5%, 10/01/44 ................................ 10,995,000 14,122,308
Revenue, 2019, Refunding, 4%, 10/01/48 ................................ 10,000,000 11,225,100
Cape Girardeau County Industrial Development Authority ,
Procter & Gamble Co. (The), Revenue, 1998, 5.3%, 5/15/28 .................. 6,875,000 6,897,206
St. Francis Medical Center, Revenue, 2013A, 5%, 6/01/33 ................... 5,000,000 5,284,150
St. Francis Medical Center, Revenue, 2013A, 5%, 6/01/37 ................... 11,000,000 11,577,940
St. Francis Medical Center, Revenue, 2016, Refunding, 5%, 6/01/39 ........... 5,110,000 5,855,805
Cape Girardeau County School District No. R-2 ,
COP, 2020 A, BAM Insured, 4%, 4/01/39 ................................ 1,150,000 1,308,930
GO, 2018, 4%, 3/01/32 ............................................. 1,000,000 1,199,480
GO, 2018, 4%, 3/01/33 ............................................. 1,000,000 1,190,370
GO, 2018, 5%, 3/01/38 ............................................. 2,195,000 2,764,888
Cape Girardeau School District No. 63 ,
GO, 2019, Refunding, 4%, 3/01/38 ..................................... 650,000 756,373
GO, 2019, Refunding, 4%, 3/01/39 ..................................... 500,000 580,440
Center School District No. 58 , GO , 2019A , Refunding , 4% , 3/01/36 ..............
3,910,000 4,534,583
City of Kansas City ,
Sanitary Sewer System, Revenue, 2011A, 5%, 1/01/37 ..................... 29,210,000 29,984,941
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/35 ..................... 1,500,000 1,766,625
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/42 ..................... 5,000,000 5,772,600
Water, Revenue, 2017 A, 4%, 12/01/41 ................................. 4,970,000 5,638,664
City of Marshfield ,
Waterworks & Sewer System, Revenue, 2020 B, AGM Insured, 5%, 2/01/43 ...... 1,305,000 1,577,771
Waterworks & Sewer System, Revenue, 2020 B, AGM Insured, 5%, 2/01/50 ...... 1,585,000 1,893,901
City of Peculiar ,
Water & Sewer, Revenue, 2017, AGM Insured, 4%, 6/01/39 .................. 1,000,000 1,151,510
Water & Sewer, Revenue, 2017, AGM Insured, 4%, 6/01/42 .................. 2,405,000 2,752,835
City of Sikeston ,
Electric System, Revenue, 2012, Refunding, 5%, 6/01/20 .................... 5,000,000 5,000,000
Electric System, Revenue, 2012, Refunding, 5%, 6/01/21 .................... 13,130,000 13,679,359
Electric System, Revenue, 2012, Refunding, 5%, 6/01/22 .................... 12,570,000 13,592,444
City of Springfield ,
Revenue, 2012, 5%, 4/01/31 ......................................... 1,795,000 1,946,570
Revenue, 2012, 5%, 4/01/32 ......................................... 1,885,000 2,043,811
City of St. Louis ,
Airport, Revenue, 2005, NATL Insured, 5.5%, 7/01/29 ....................... 13,070,000 16,667,387
Airport, Revenue, 2017A, Refunding, AGM Insured, 5%, 7/01/25 .............. 5,000,000 5,828,350
Airport, Revenue, 2017C, AGM Insured, 5%, 7/01/42 ....................... 3,930,000 4,475,288
Airport, Revenue, 2017C, AGM Insured, 5%, 7/01/47 ....................... 10,770,000 12,187,978
Airport, Revenue, 2017D, AGM Insured, 5%, 7/01/33 ....................... 1,000,000 1,157,520
Airport, Revenue, 2017D, AGM Insured, 5%, 7/01/34 ....................... 1,415,000 1,633,519
Airport, Revenue, 2017D, AGM Insured, 5%, 7/01/36 ....................... 1,125,000 1,289,126
Airport, Revenue, 2017D, AGM Insured, 5%, 7/01/37 ....................... 1,000,000 1,142,680
Airport, Revenue, 2019 A, 5%, 7/01/44 .................................. 600,000 694,974
Airport, Revenue, 2019 A, 5%, 7/01/49 .................................. 2,500,000 2,879,650

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of St. Louis, (continued)
Airport, Revenue, 2019C, Refunding, 5%, 7/01/27 ......................... $ 1,705,000 $ 2,046,835
Clay County Reorganized School District No. R-1 ,
GO, 2017, 3%, 3/01/34 ............................................. 1,670,000 1,777,882
GO, 2017, 3%, 3/01/35 ............................................. 1,730,000 1,837,001
GO, 2017, 3%, 3/01/36 ............................................. 1,540,000 1,630,814
GO, 2017, 3.125%, 3/01/37 .......................................... 1,855,000 1,970,529
Ferguson Reorganized School District No. R-2 ,
GO, 2018, 4%, 5/01/32 ............................................. 1,000,000 1,161,900
GO, 2018, 5%, 5/01/38 ............................................. 2,250,000 2,740,185
Fort Osage School District No. R-1 , GO , 2018 , Refunding , 5.5% , 3/01/38 .........
3,010,000 3,916,793
Greene County Reorganized School District No. R-2 Willard , GO , 2018 , 4% , 3/01/30 .
1,000,000 1,210,020
Health & Educational Facilities Authority of the State of Missouri ,
AT Still University of Health Sciences, Revenue, 2011, Pre-Refunded, 5%, 10/01/26 3,095,000 3,290,140
AT Still University of Health Sciences, Revenue, 2011, Pre-Refunded, 5.25%,
10/01/31 ....................................................... 1,200,000 1,279,644
AT Still University of Health Sciences, Revenue, 2011, Pre-Refunded, 5.25%,
10/01/41 ....................................................... 4,500,000 4,798,665
AT Still University of Health Sciences, Revenue, 2014, Pre-Refunded, 5%, 10/01/39 1,250,000 1,448,163
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/40 ...... 1,650,000 1,619,063
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/45 ...... 1,300,000 1,246,050
BJC Healthcare Obligated Group, Revenue, 2014, 5%, 1/01/44 ............... 8,175,000 8,967,975
CoxHealth Obligated Group, Revenue, 2013A, 5%, 11/15/38 ................. 11,680,000 12,598,398
CoxHealth Obligated Group, Revenue, 2013A, 5%, 11/15/44 ................. 2,760,000 2,954,304
CoxHealth Obligated Group, Revenue, 2015A, Refunding, 5%, 11/15/39 ......... 17,000,000 19,028,270
CoxHealth Obligated Group, Revenue, 2019 A, 4%, 11/15/44 ................. 5,000,000 5,412,600
Kansas City University of Medicine and Biosciences, Revenue, 2017 A, 5%, 6/01/42 2,800,000 3,347,652
Kansas City University of Medicine and Biosciences, Revenue, 2017 A, 5%, 6/01/47 4,875,000 5,791,939
Lake Regional Health System, Revenue, 2012, 5%, 2/15/34 .................. 7,000,000 7,137,970
Lutheran Senior Services Obligated Group, Revenue, 2011, 5.75%, 2/01/31 ...... 1,900,000 1,932,737
Lutheran Senior Services Obligated Group, Revenue, 2011, 6%, 2/01/41 ........ 4,250,000 4,315,237
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 11,575,000 11,105,749
Lutheran Senior Services Obligated Group, Revenue, 2016A, 5%, 2/01/46 ....... 4,000,000 3,837,840
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/34 ....... 2,000,000 2,015,060
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/42 ....... 1,500,000 1,464,990
Maryville University of St. Louis, Revenue, 2015, 5%, 6/15/44 ................. 5,000,000 5,462,950
Maryville University of St. Louis, Revenue, 2019A, 5%, 6/15/45 ............... 4,000,000 4,570,120
Maryville University of St. Louis, Revenue, 2020A, Refunding, 4%, 6/15/34 ....... 4,345,000 4,764,423
Maryville University of St. Louis, Revenue, 2020A, Refunding, 4%, 6/15/38 ....... 4,885,000 5,262,757
Mercy Health, Revenue, 2012, 4%, 11/15/42 ............................. 8,000,000 8,286,800
Mercy Health, Revenue, 2014F, 5%, 11/15/45 ............................. 25,000,000 27,883,000
Mercy Health, Revenue, 2015 B, Refunding, 5%, 2/01/45 .................... 6,870,000 7,880,027
Mercy Health, Revenue, 2017 C, Refunding, 5%, 11/15/47 ................... 12,500,000 14,674,375
Mosaic Health System Obligated Group, Revenue, 2019A, Refunding, 4%, 2/15/54 4,000,000 4,306,600
SSM Health Care Obligated Group, Revenue, 2010B, Pre-Refunded, 5%, 6/01/30 . 16,150,000 16,150,000
SSM Health Care Obligated Group, Revenue, 2010B, Pre-Refunded, 5%, 6/01/34 . 7,000,000 7,000,000
SSM Health Care Obligated Group, Revenue, 2018A, 5%, 6/01/48 ............. 5,000,000 5,825,100
St. Louis University, Revenue, 2015 A, 5%, 10/01/38 ....................... 10,000,000 11,708,700
St. Louis University, Revenue, 2017 A, 5%, 10/01/47 ....................... 15,000,000 17,889,450
St. Louis University, Revenue, 2019A, 5%, 10/01/46 ........................ 5,775,000 6,866,475
St. Luke's Health System Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/35 3,950,000 4,454,850
St. Luke's Health System Obligated Group, Revenue, 2018A, Refunding, 5%,
11/15/43 ....................................................... 2,000,000 2,271,300
University of Central Missouri, Revenue, 2013 C-2, 5%, 10/01/34 .............. 5,000,000 5,631,750
Washington University (The), Revenue, 2011B, Pre-Refunded, 5%, 11/15/37 ..... 10,000,000 10,696,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
Webster University, Revenue, 2011, Pre-Refunded, 5%, 4/01/36 ............... $ 7,000,000 $ 7,275,660
Jackson County School District No. R-IV Blue Springs ,
GO, 2018 A, 5.5%, 3/01/36 ........................................... 3,000,000 4,003,020
GO, 2018 A, 5.5%, 3/01/37 ........................................... 2,000,000 2,658,940
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
6,070,000 7,426,038
Joplin Industrial Development Authority ,
Freeman Health System Obligated Group, Revenue, 2011, Pre-Refunded, 5.125%,
2/15/26 ........................................................ 6,000,000 6,205,260
Freeman Health System Obligated Group, Revenue, 2011, Pre-Refunded, 5%,
2/15/28 ........................................................ 1,150,000 1,188,330
Freeman Health System Obligated Group, Revenue, 2011, Pre-Refunded, 5.5%,
2/15/31 ........................................................ 2,055,000 2,130,706
Freeman Health System Obligated Group, Revenue, 2015, Refunding, 5%, 2/15/35 4,000,000 4,385,960
Joplin Schools , GO , 2017 , Refunding , 4% , 3/01/32 ..........................
4,000,000 4,690,840
Kansas City Industrial Development Authority ,
Revenue, 2011-A, Refunding, 5.5%, 9/01/29 ............................. 5,000,000 5,320,250
Revenue, 2011-A, Refunding, 5.5%, 9/01/30 ............................. 12,000,000 12,768,600
Revenue, 2011-A, Refunding, 5%, 9/01/32 ............................... 3,000,000 3,172,740
Airport, Revenue, 2019 B, 5%, 3/01/46 .................................. 29,425,000 33,882,593
Airport, Revenue, 2019 B, AGM Insured, 5%, 3/01/49 ....................... 3,000,000 3,482,250
Airport, Revenue, 2019 B, 5%, 3/01/54 .................................. 7,885,000 9,016,340
Liberty Public School District No. 53 , GO , 2018 , 4% , 3/01/37 ...................
4,500,000 5,032,485
Metropolitan St. Louis Sewer District ,
Revenue, 2015 B, Refunding, 5%, 5/01/38 ............................... 8,770,000 10,423,671
Revenue, 2015 B, Pre-Refunded, 5%, 5/01/45 ............................ 1,610,000 1,968,241
Revenue, 2015 B, 5%, 5/01/45 ........................................ 3,390,000 3,989,555
Revenue, 2016 C, 5%, 5/01/46 ........................................ 24,700,000 29,779,555
Revenue, 2017 A, Refunding, 5%, 5/01/42 ............................... 5,000,000 6,112,400
Revenue, 2017 A, Refunding, 5%, 5/01/47 ............................... 10,000,000 12,140,000
Revenue, 2019 B, 5%, 5/01/44 ........................................ 3,500,000 4,464,530
Revenue, 2019 B, 5%, 5/01/49 ........................................ 6,290,000 7,983,520
Missouri Development Finance Board ,
City of Independence, Revenue, 2012A, 5%, 6/01/37 ....................... 5,000,000 5,355,000
Procter & Gamble Co. (The), Revenue, 1999, 5.2%, 3/15/29 .................. 3,000,000 3,952,560
Missouri Housing Development Commission ,
Revenue, 2018 B, GNMA Insured, 4%, 11/01/38 ........................... 1,380,000 1,536,851
Revenue, 2019 C, GNMA Insured, 3%, 11/01/44 ........................... 4,000,000 4,154,480
Missouri Joint Municipal Electric Utility Commission ,
Revenue, 2012, Pre-Refunded, 5%, 1/01/32 .............................. 3,600,000 3,699,144
Revenue, 2012, Pre-Refunded, 5%, 1/01/37 .............................. 3,400,000 3,493,636
Revenue, 2014A, Refunding, 5%, 1/01/30 ............................... 3,000,000 3,434,490
Revenue, 2014A, Refunding, 5%, 1/01/31 ............................... 2,000,000 2,286,720
Revenue, Refunding, 5%, 1/01/32 ..................................... 11,500,000 13,419,270
Revenue, 2014A, Refunding, 5%, 1/01/33 ............................... 7,500,000 8,754,150
Revenue, 2014A, Refunding, 5%, 1/01/34 ............................... 2,000,000 2,271,220
Revenue, 2015 A, Refunding, 5%, 12/01/35 .............................. 7,335,000 8,653,246
Revenue, 2015A, Refunding, 5%, 12/01/30 .............................. 4,000,000 4,783,800
Revenue, 2015A, Refunding, 5%, 12/01/31 .............................. 6,000,000 7,147,620
Revenue, 2016 A, Refunding, 5%, 12/01/40 .............................. 27,950,000 33,185,874
Revenue, 2018, 5%, 12/01/43 ........................................ 2,000,000 2,347,700
Missouri State Environmental Improvement & Energy Resources Authority ,
State Revolving Fund, Revenue, 2000 B, 5.5%, 7/01/21 ..................... 60,000 60,241
State Revolving Fund, Revenue, 2008-A, 5.75%, 1/01/29 .................... 190,000 190,790

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Missouri State Environmental Improvement & Energy Resources Authority, (continued)
State Revolving Fund, Revenue, 2013A, Refunding, 5%, 1/01/26 .............. $ 2,315,000 $ 2,652,921
Monarch-Chesterfield Levee District , Special Tax , 2015 , Refunding , 5% , 3/01/40 ....
4,395,000 4,925,476
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,000,000 5,378,600
Pattonville R-3 School District ,
GO, 2018 A, 5%, 3/01/37 ............................................ 2,750,000 3,292,850
GO, 2018 A, 5%, 3/01/38 ............................................ 1,000,000 1,195,340
Raytown C-2 School District ,
GO, 2019A, 5%, 3/01/37 ............................................ 1,650,000 2,133,994
GO, 2019A, 5%, 3/01/38 ............................................ 2,500,000 3,218,200
GO, 2019A, 5%, 3/01/39 ............................................ 2,250,000 2,887,943
Riverside- Quindaro Bend Levee District of Platte County ,
Special Assessment, 2017, Refunding, 5%, 3/01/26 ........................ 1,000,000 1,149,940
Special Assessment, 2017, Refunding, 5%, 3/01/29 ........................ 2,585,000 2,961,143
Springfield School District No. R-12 ,
GO, 2013, Refunding, 5%, 3/01/33 ..................................... 1,000,000 1,121,160
GO, 2019, 5%, 3/01/37 ............................................. 24,250,000 31,340,215
St. Louis County Industrial Development Authority ,
Friendship Village of West County, Revenue, 2012, Pre-Refunded, 5%, 9/01/42 ... 3,165,000 3,496,375
Friendship Village St. Louis Obligated Group, Revenue, 2013A, 5.875%, 9/01/43 .. 7,000,000 7,111,720
Friendship Village St. Louis Obligated Group, Revenue, 2017, Refunding, 5%,
9/01/48 ........................................................ 7,095,000 6,256,797
St.Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 17,600,814
St.Charles School District , GO , 2017 , 4% , 3/01/36 ...........................
2,000,000 2,263,520
St.Louis Municipal Library District ,
COP, 2020, Refunding, BAM Insured, 4%, 3/15/44 ......................... 1,450,000 1,640,892
COP, 2020, Refunding, BAM Insured, 4%, 3/15/48 ......................... 4,800,000 5,404,080
University of Missouri , Revenue , 2011 , Pre-Refunded , 5% , 11/01/27 .............
1,065,000 1,137,143
Washington School District ,
GO, 2019, 4%, 3/01/38 ............................................. 3,000,000 3,414,390
GO, 2019, 4%, 3/01/39 ............................................. 1,500,000 1,702,125
943,668,900
U.S. Territories 2.3%
Guam 0.8%
a
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,750,000 1,938,475
Guam Power Authority , Revenue , 2012A , Refunding , AGM Insured , 5% , 10/01/25 ...
5,420,000 5,853,546
7,792,021
Puerto Rico 1.5%
b
Puerto Rico Electric Power Authority ,
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 19,320,000 12,026,700
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 5,000,000 3,100,000
15,126,700
Total U.S. Territories .................................................................... 22,918,721
Total Municipal Bonds (Cost $919,773,818) .....................................
966,587,621
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 140 .
Short Term Investments 2.5%
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 2.5%
Missouri 2.5%
c
Health & Educational Facilities Authority of the State of Missouri ,
St. Louis University, Revenue, 2002, SPA US Bank NA, Daily VRDN and Put, 0.05%,
7/01/32 ........................................................ $ 1,975,000 $ 1,975,000
Washington University (The), Revenue, 2000 B, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.06%, 3/01/40 ................................. 6,100,000 6,100,000
Washington University (The), Revenue, 2003B, SPA US Bank NA, Daily VRDN and
Put, 0.08%, 2/15/33 .............................................. 16,985,000 16,985,000
25,060,000
Total Municipal Bonds (Cost $25,060,000) ......................................
25,060,000
a
Total Investments (Cost $944,833,818) 99.2% ...................................
$991,647,621
Other Assets, less Liabilities 0.8% .............................................
8,156,828
Net Assets 100.0% ...........................................................
$999,804,449
a
Security purchased on a when-issued basis.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Municipal Green Bond Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 2.0%
Diversified Financial Services 2.0%
California Housing Finance , 2019-N , A , 2.35% , 12/01/35 ......................
$ 99,353 $ 103,839
Total Commercial Mortgage-Backed Securities (Cost $99,353) ....................
103,839
Municipal Bonds 96.1%
Arizona 6.1%
Arizona State University , Revenue , 2016 B , 5% , 7/01/42 ......................
150,000 178,251
City of Phoenix Civic Improvement Corp. , Water System , Revenue, Junior Lien , 2020
B , 5% , 7/01/44 .................................................... 100,000 130,930
309,181
California 24.3%
California Infrastructure & Economic Development Bank , California State Teachers'
Retirement System , Revenue , 2019 , 5% , 8/01/49 .......................... 180,000 220,412
Hayward Unified School District , GO , 2019 B , BAM Insured , 4% , 8/01/20 ..........
100,000 100,637
Los Angeles County Metropolitan Transportation Authority , Revenue , 2019 A , 5% ,
7/01/44 ......................................................... 150,000 186,000
Sacramento Municipal Utility District , Electric System , Revenue , 2020 H , 5% , 8/15/30
100,000 138,974
San Diego Association of Governments , Revenue , 2019 B , 1.8% , 11/15/27 ........
150,000 153,478
San Francisco Bay Area Rapid Transit District , GO , 2019 F-1 , 3% , 8/01/36 ........
150,000 163,494
Southern California Public Power Authority ,
Revenue, 2020 A, Refunding, 5%, 7/01/20 ............................... 100,000 100,376
Revenue, 2020 A, Refunding, 4%, 7/01/38 ............................... 150,000 177,426
1,240,797
Colorado 3.6%
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017A , 5% ,
9/15/47 ......................................................... 150,000 185,511
Florida 5.8%
City of Tampa , Special Assessment , 2018 , 5% , 5/01/36 .......................
135,000 170,575
County of Palm Beach , Water & Sewer , Revenue , 2019 , Refunding , 4% , 10/01/31 ...
100,000 125,220
295,795
Georgia 2.5%
Private Colleges & Universities Authority , Emory University , Revenue , 2019B ,
Refunding , 5% , 9/01/48 ............................................. 100,000 125,433
Maine 2.2%
City of Portland , General Airport , Revenue , 2019 , Refunding , 4% , 1/01/35 .........
100,000 111,898
Maryland 2.2%
Washington Suburban Sanitary Commission , Revenue, Second Series , 2019 B , 3% ,
6/01/35 ......................................................... 100,000 110,751
Massachusetts 4.6%
Massachusetts Clean Water Trust (The) , Revenue , 22 , 5% , 8/01/36 ..............
100,000 131,822
Massachusetts Housing Finance Agency , Revenue , 2019 C-1 , 2.65% , 12/01/34 .....
100,000 104,464
236,286
Minnesota 2.1%
City of Minneapolis , GO , 2019 , 3% , 12/01/40 ...............................
100,000 105,807

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Municipal Green Bond Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 14.8%
Battery Park City Authority , Revenue, Senior Lien , 2019A , 5% , 11/01/49 ..........
$ 100,000 $ 128,233
Metropolitan Transportation Authority ,
Revenue, 2017B-2, 4%, 11/15/32 ...................................... 160,000 175,216
Revenue, 2017C-1, 3.375%, 11/15/37 .................................. 105,000 95,997
New York State Dormitory Authority , Cornell University , Revenue , 2019 D , 5% , 7/01/35
100,000 147,744
New York State Housing Finance Agency ,
Revenue, 2019 N, FNMA, FHLMC Insured, 2.6%, 11/01/34 .................. 100,000 104,229
Revenue, 2019 P, 2%, 5/01/28 ........................................ 100,000 105,239
756,658
Ohio 5.7%
American Municipal Power, Inc. , Revenue , 2020A , Refunding , 5% , 2/15/29 ........
100,000 131,713
State of Ohio ,
GO, 2019A, 4%, 3/01/29 ............................................ 25,000 31,478
GO, 2019A, 4%, 3/01/30 ............................................ 100,000 127,832
291,023
Pennsylvania 2.6%
School District of Philadelphia (The) , GO , 2019 B , 5% , 9/01/29 .................
100,000 131,201
Rhode Island 3.1%
Rhode Island Housing and Mortgage Finance Corp. , Revenue , 2019 1-B , 2.75% ,
10/01/34 ........................................................ 150,000 160,146
Vermont 4.3%
Vermont Educational & Health Buildings Financing Agency , University of Vermont
Health Network Obligated Group , Revenue , 2016 B , 5% , 12/01/38 ............. 195,000 217,901
Washington 6.2%
Central Puget Sound Regional Transit Authority , Revenue , 2015S-1 , Refunding , 5% ,
11/01/32 ........................................................ 100,000 119,775
County of King , GO , 2017 A , 5% , 6/01/20 .................................
50,000 50,000
FYI Properties , State of Washington Consolidated Technology Services , Revenue ,
2019 , Refunding , 5% , 6/01/21 ........................................ 140,000 146,576
316,351
Wisconsin 2.2%
Milwaukee Metropolitan Sewerage District , GO , 2020 A , 3% , 10/01/35 ............
100,000 109,487
U.S. Territories 3.8%
District of Columbia 3.8%
District of Columbia Water & Sewer Authority , Revenue, Sub. Lien , 2019 A , 5% ,
10/01/44 ........................................................ 150,000 192,218
Total Municipal Bonds (Cost $4,804,386) .......................................
4,896,444
Total Long Term Investments (Cost $4,903,739) .................................
5,000,283
a
a a a a
a
Total Investments (Cost $4,903,739) 98.1% .....................................
$5,000,283
Other Assets, less Liabilities 1.9% .............................................
96,730
Net Assets 100.0% ...........................................................
$5,097,013

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Municipal Green Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 140 .

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin New Jersey Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.1%
Delaware 2.5%
Delaware River & Bay Authority ,
Revenue, 2012 A, 5%, 1/01/42 ........................................ $ 6,000,000 $ 6,456,900
Revenue, 2019, Refunding, 4%, 1/01/44 ................................. 13,500,000 15,177,780
21,634,680
New Jersey 80.9%
Bergen County Improvement Authority (The) ,
County of Bergen, Revenue, 2019, 4%, 10/15/37 .......................... 3,600,000 4,276,836
County of Bergen, Revenue, 2019, 4%, 10/15/38 .......................... 3,745,000 4,430,972
County of Bergen, Revenue, 2019, 4%, 10/15/39 .......................... 3,000,000 3,540,000
Cape May County Industrial Pollution Control Financing Authority , Atlantic City Electric
Co. , Revenue , 1991 A , Refunding , NATL Insured , 6.8% , 3/01/21 ............... 5,400,000 5,641,650
County of Hudson , Hudson County Improvement Authority , Revenue , 2016 , 5% ,
5/01/46 ......................................................... 6,000,000 7,143,540
County of Mercer , GO , 2020 , 3% , 2/15/29 .................................
2,310,000 2,578,815
County of Middlesex , COP , 1998 , NATL Insured , Zero Cpn ., 6/15/24 .............
1,000,000 968,600
Cumberland County Improvement Authority (The) ,
Revenue, 2014, AGM Insured, 5%, 9/01/39 .............................. 2,000,000 2,335,320
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/36 ............ 955,000 1,185,193
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/37 ............ 1,000,000 1,236,840
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/38 ............ 1,020,000 1,257,956
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/39 ............ 1,070,000 1,316,164
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/44 ............ 5,725,000 6,968,928
Gloucester County Improvement Authority (The) ,
Rowan University Foundation, Inc., Revenue, 2015C, AGM Insured, 4%, 7/01/42 .. 2,500,000 2,622,500
Rowan University Foundation, Inc., Revenue, 2015C, 5%, 7/01/44 ............. 3,500,000 3,800,720
Rowan University Foundation, Inc., Revenue, 2019, 4%, 7/01/37 .............. 750,000 879,630
Rowan University Foundation, Inc., Revenue, 2019, 4%, 7/01/38 .............. 700,000 818,300
Rowan University Foundation, Inc., Revenue, 2019, 4%, 7/01/39 .............. 600,000 699,360
Rowan University Foundation, Inc., Revenue, 2019, 5%, 7/01/44 .............. 4,925,000 6,083,705
Rowan University Foundation, Inc., Revenue, 2019, 4%, 7/01/48 .............. 5,250,000 6,017,392
Hudson County Improvement Authority , Revenue , 2019 , Refunding , 4% , 1/01/40 ....
1,000,000 1,157,870
Mercer County Improvement Authority (The) ,
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/31 ................... 1,545,000 1,914,780
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/32 ................... 2,050,000 2,518,958
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/33 ................... 1,500,000 1,829,040
Monmouth County Improvement Authority (The) ,
Revenue, 2019 B, 4%, 12/01/34 ....................................... 750,000 915,083
Revenue, 2019 B, 4%, 12/01/36 ....................................... 750,000 905,085
Revenue, 2019 B, 4%, 12/01/37 ....................................... 500,000 601,210
Revenue, 2019 B, 4%, 12/01/38 ....................................... 750,000 898,853
Revenue, 2019 B, 4%, 12/01/39 ....................................... 600,000 717,234
Revenue, 2019A, 4%, 8/01/32 ........................................ 300,000 368,391
Revenue, 2019A, 4%, 8/01/33 ........................................ 350,000 426,751
Revenue, 2019A, 4%, 8/01/34 ........................................ 525,000 637,822
Revenue, 2019A, 4%, 8/01/35 ........................................ 525,000 633,680
Revenue, 2019A, 4%, 8/01/36 ........................................ 500,000 600,750
Revenue, 2019A, 4%, 8/01/37 ........................................ 275,000 329,222
Revenue, 2019A, 4%, 8/01/38 ........................................ 225,000 268,477
Revenue, 2019A, 4%, 8/01/39 ........................................ 400,000 475,932
New Brunswick Parking Authority , Revenue , 2016A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,864,150
New Jersey Economic Development Authority ,
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/34 ........................................................ 1,500,000 1,451,115

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Economic Development Authority, (continued)
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/39 ........................................................ $ 1,250,000 $ 1,168,113
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/49 ........................................................ 3,000,000 2,655,390
Middlesex Water Co., Revenue, 2019, 4%, 8/01/59 ........................ 6,200,000 6,916,658
Middlesex Water Co., Revenue, 2019, 5%, 8/01/59 ........................ 3,750,000 4,587,225
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 640,000 632,550
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 600,000 571,488
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 1,500,000 1,369,395
Provident Group-Montclair Properties LLC, Revenue, 2010A, Pre-Refunded, 5.875%,
6/01/42 ........................................................ 12,950,000 12,950,000
Provident Group-Montclair Properties LLC, Revenue, 2017, Refunding, AGM Insured,
5%, 6/01/42 .................................................... 6,000,000 6,886,260
Provident Group-Rowan Properties LLC, Revenue, A, 5%, 1/01/48 ............. 7,000,000 6,726,510
Rutgers The State University of New Jersey, Revenue, 2013, 5%, 6/15/38 ....... 5,000,000 5,539,800
Rutgers The State University of New Jersey, Revenue, 2013, 5%, 6/15/46 ....... 7,500,000 8,255,550
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, AGM Insured, 5%,
6/15/22 ........................................................ 10,000,000 10,727,400
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, 5%, 6/15/28 ...... 3,000,000 3,170,100
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, 5%, 6/15/29 ...... 1,000,000 1,054,140
State of New Jersey Department of the Treasury, Revenue, 2005 K, Refunding, NATL
Insured, 5.25%, 12/15/21 .......................................... 10,000,000 10,274,500
State of New Jersey Department of the Treasury, Revenue, 2005 N1, Refunding,
NATL Insured, 5.5%, 9/01/27 ........................................ 8,660,000 9,644,902
State of New Jersey Department of the Treasury, Revenue, 2015 WW, 5%, 6/15/37 4,760,000 4,892,423
New Jersey Educational Facilities Authority ,
Kean University, Revenue, 2015H, Refunding, AGM Insured, 5%, 7/01/34 ........ 2,205,000 2,471,143
Kean University, Revenue, 2015H, Refunding, AGM Insured, 5%, 7/01/35 ........ 5,000,000 5,587,500
Kean University, Revenue, 2017D, Refunding, BAM Insured, 4%, 9/01/38 ........ 1,150,000 1,237,906
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/39 ................ 5,000,000 5,391,900
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/44 ................ 16,380,000 17,579,671
Montclair State University, Inc., Revenue, 2015D, Refunding, 5%, 7/01/35 ....... 2,245,000 2,481,713
Montclair State University, Inc., Revenue, 2015D, Refunding, 5%, 7/01/36 ....... 1,210,000 1,333,989
Montclair State University, Inc., Revenue, 2016B, Refunding, 5%, 7/01/34 ....... 1,325,000 1,494,984
Princeton University, Revenue, 2011B, 5%, 7/01/39 ........................ 15,000,000 15,710,850
Princeton University, Revenue, 2011B, 4.375%, 7/01/41 ..................... 10,000,000 10,305,300
Princeton University, Revenue, 2014 A, 5%, 7/01/44 ........................ 15,000,000 17,066,700
Princeton University, Revenue, 2017 I, Refunding, 5%, 7/01/35 ................ 5,800,000 7,295,820
Ramapo College of New Jersey, Revenue, 2012 B, Refunding, 5%, 7/01/37 ...... 1,000,000 1,042,140
Ramapo College of New Jersey, Revenue, 2012 B, Refunding, 5%, 7/01/42 ...... 1,000,000 1,038,510
Ramapo College of New Jersey, Revenue, 2017 A, Refunding, AGM Insured, 5%,
7/01/35 ........................................................ 3,955,000 4,589,857
Seton Hall University, Revenue, 2015C, Refunding, 5%, 7/01/34 ............... 400,000 431,600
Seton Hall University, Revenue, 2015C, Refunding, 5%, 7/01/37 ............... 1,300,000 1,392,079
Seton Hall University, Revenue, 2017D, Refunding, 5%, 7/01/42 ............... 3,945,000 4,276,143
Stevens Institute of Technology, Revenue, 1998 1, ETM, 5%, 7/01/28 ........... 655,000 768,944
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/36 ...... 1,600,000 1,787,808
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/42 ...... 9,310,000 10,244,352
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/47 ...... 4,085,000 4,469,276
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/45 ............... 4,000,000 4,517,240
Stevens Institute of Technology, Revenue, 2020 A, 4%, 7/01/50 ............... 11,640,000 11,785,267
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp., Revenue, 2008A, 5%, 7/01/27 ........................ 220,000 220,616
AHS Hospital Corp., Revenue, 2016, Refunding, 4%, 7/01/41 ................. 10,000,000 11,068,200
AHS Hospital Corp., Revenue, A, Pre-Refunded, 6%, 7/01/41 ................. 10,600,000 11,254,868

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, (continued)
Hackensack Meridian Health Obligated Group, Revenue, 2011, Refunding, 5%,
7/01/27 ........................................................ $ 2,500,000 $ 2,709,475
Hackensack Meridian Health Obligated Group, Revenue, 2017A, Refunding, 5%,
7/01/37 ........................................................ 3,000,000 3,592,080
Hackensack Meridian Health Obligated Group, Revenue, 2017A, Refunding, 5%,
7/01/38 ........................................................ 3,000,000 3,582,840
Hackensack Meridian Health Obligated Group, Revenue, 2017A, Refunding, 5%,
7/01/39 ........................................................ 5,000,000 5,957,750
Hunterdon Medical Center, Revenue, 2014A, Refunding, 5%, 7/01/45 ........... 2,650,000 2,867,088
Inspira Health Obligated Group, Revenue, 2016A, Refunding, 5%, 7/01/46 ....... 18,500,000 20,684,295
Inspira Health Obligated Group, Revenue, 2017A, 5%, 7/01/37 ................ 1,600,000 1,852,800
Inspira Health Obligated Group, Revenue, 2017A, 5%, 7/01/42 ................ 8,000,000 9,137,600
Inspira Health Obligated Group, Revenue, 2017A, 4%, 7/01/47 ................ 8,700,000 9,264,021
RWJ Barnabas Health Obligated Group, Revenue, 2011A, Pre-Refunded, 5.625%,
7/01/32 ........................................................ 5,500,000 5,818,780
RWJ Barnabas Health Obligated Group, Revenue, 2013A, 5.5%, 7/01/43 ........ 4,000,000 4,320,000
RWJ Barnabas Health Obligated Group, Revenue, 2014A, 5%, 7/01/43 ......... 3,650,000 3,994,159
RWJ Barnabas Health Obligated Group, Revenue, 2014A, Refunding, 5%, 7/01/44 15,530,000 16,941,366
RWJ Barnabas Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/43 15,000,000 16,938,900
St. Luke's Hospital Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/31 .... 2,935,000 3,191,578
St. Luke's Hospital Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/34 .... 1,500,000 1,620,180
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6%,
7/01/26 ........................................................ 1,000,000 1,032,980
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6.25%,
7/01/35 ........................................................ 3,400,000 3,513,526
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/35 ........... 1,000,000 1,110,780
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/36 ........... 1,750,000 1,934,992
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/38 ........... 2,000,000 2,194,720
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/39 ........... 2,200,000 2,407,262
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/44 ........... 11,000,000 11,890,560
New Jersey Higher Education Student Assistance Authority ,
Revenue, 1A, Refunding, 5.125%, 12/01/27 .............................. 1,845,000 1,845,000
Revenue, 1A, Refunding, 5.25%, 12/01/28 ............................... 1,850,000 1,850,000
Revenue, 2010-2, 5%, 12/01/30 ....................................... 1,500,000 1,527,015
Revenue, 2010-2, 5%, 12/01/36 ....................................... 1,000,000 1,016,720
Revenue, 2011-1, 5.875%, 12/01/33 .................................... 2,140,000 2,245,459
Revenue, 2019 B, Refunding, 3.25%, 12/01/39 ............................ 10,000,000 9,840,000
a
Revenue, 2020 C, Refunding, 4.25%, 12/01/50 ........................... 1,750,000 1,778,665
a
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 7,000,000 7,035,070
New Jersey Housing & Mortgage Finance Agency ,
Revenue, 2018 A, Refunding, 3.95%, 11/01/43 ............................ 1,100,000 1,212,530
Revenue, 2019 A, Refunding, 3%, 11/01/44 .............................. 510,000 534,628
Revenue, 2019 C, Refunding, 3.95%, 10/01/44 ........................... 4,300,000 4,610,503
New Jersey Infrastructure Bank , Revenue , 2015A-R1 , Refunding , 5% , 9/01/21 .....
8,915,000 9,454,714
New Jersey Institute of Technology ,
Revenue, Pre-Refunded, 5%, 7/01/42 .................................. 7,000,000 7,691,836
Revenue, 2015A, 5%, 7/01/45 ........................................ 6,000,000 6,687,720
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006C, AGM Insured, Zero Cpn ., 12/15/33 ....................... 10,000,000 6,706,800
Revenue, 2009A, Zero Cpn ., 12/15/32 .................................. 10,000,000 5,696,300
Revenue, 2010A, Zero Cpn ., 12/15/29 .................................. 5,000,000 3,336,300
Revenue, 2011A, Pre-Refunded, 5.5%, 6/15/41 ........................... 5,000,000 5,274,150
Revenue, 2013AA, 5.25%, 6/15/31 ..................................... 10,000,000 10,375,600
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 6,000,000 5,516,940

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Turnpike Authority ,
Revenue, 2017 A, 5%, 1/01/34 ........................................ $ 6,505,000 $ 7,709,270
Revenue, 2017 A, 5%, 1/01/35 ........................................ 3,495,000 4,129,098
Revenue, 2017B, Refunding, 5%, 1/01/40 ............................... 15,245,000 18,105,572
Revenue, 2017G, Refunding, 4%, 1/01/43 ............................... 5,000,000 5,415,200
Revenue, 2019 A, 5%, 1/01/48 ........................................ 15,500,000 18,336,810
Newark Housing Authority Scholarship Foundation A New Jersey Non-Profit Corp.
(The) , Port Authority of New York & New Jersey , Revenue , 2017 , Refunding , 4% ,
1/01/37 ......................................................... 20,745,000 23,189,591
North Hudson Sewerage Authority ,
COP, Senior Lien, Pre-Refunded, 5%, 6/01/42 ............................ 17,800,000 19,475,870
Rutgers The State University of New Jersey , Revenue , 2013 L , Pre-Refunded ,
5% , 5/01/43 ...................................................... 12,000,000 13,665,120
Salem County Pollution Control Financing Authority , Atlantic City Electric Co. , Revenue ,
2004A , Refunding , 4.875% , 6/01/29 .................................... 5,000,000 5,000,000
687,003,817
New York 6.9%
Port Authority of New York & New Jersey ,
Revenue, 166, 5.25%, 7/15/36 ........................................ 5,000,000 5,119,200
Revenue, 179, 5%, 12/01/38 ......................................... 15,000,000 16,759,650
Revenue, 2014, 4%, 9/01/43 ......................................... 3,000,000 3,261,420
Revenue, 2017, 4%, 11/01/49 ........................................ 9,000,000 9,930,420
Revenue, TWO HUNDRED SIXTEENTH, 4%, 9/01/45 ...................... 5,000,000 5,528,550
Revenue, First Series, 171ST, 5%, 7/15/30 ............................... 12,200,000 12,953,350
JFK International Air Terminal LLC, Revenue, NATL Insured, 5.75%, 12/01/22 .... 5,065,000 5,092,604
58,645,194
Pennsylvania 7.6%
Delaware River Joint Toll Bridge Commission ,
Revenue, 2017, 5%, 7/01/42 ......................................... 19,500,000 23,857,275
Revenue, 2019 A, 5%, 7/01/33 ........................................ 100,000 130,957
Revenue, 2019 A, 5%, 7/01/34 ........................................ 150,000 195,777
Revenue, 2019 A, 5%, 7/01/35 ........................................ 150,000 194,841
Revenue, 2019 A, 5%, 7/01/36 ........................................ 150,000 193,963
Revenue, 2019 A, 5%, 7/01/37 ........................................ 150,000 193,281
Revenue, 2019 A, 5%, 7/01/38 ........................................ 150,000 192,663
Revenue, 2019 A, 5%, 7/01/39 ........................................ 150,000 192,116
Revenue, 2019 A, 5%, 7/01/44 ........................................ 760,000 961,734
Revenue, 2019B, Refunding, 5%, 7/01/31 ............................... 850,000 1,129,132
Revenue, 2019B, Refunding, 5%, 7/01/32 ............................... 1,000,000 1,317,960
Delaware River Port Authority ,
Revenue, 2013, 5%, 1/01/37 ......................................... 10,000,000 11,079,900
Revenue, 2018 A, 5%, 1/01/37 ........................................ 3,285,000 4,019,625
Revenue, 2018 A, 5%, 1/01/38 ........................................ 5,050,000 6,137,669
Revenue, 2018 A, 5%, 1/01/39 ........................................ 2,300,000 2,787,301
Revenue, 2018 A, 5%, 1/01/40 ........................................ 9,565,000 11,565,998
64,150,192
U.S. Territories 1.2%
Puerto Rico 1.2%
b
Puerto Rico Electric Power Authority , Revenue , WW-RSA-1 , 5.5% , 7/01/38 ........
16,620,000 10,345,950
Total Municipal Bonds (Cost $811,116,587) .....................................
841,779,833
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 140 .
Short Term Investments 0.5%
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 0.5%
New Jersey 0.5%
c
New Jersey Health Care Facilities Financing Authority , Virtua Health Obligated Group ,
Revenue , 2009C , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.02% ,
7/01/43 ......................................................... $ 3,835,000 $ 3,835,000
Total Municipal Bonds (Cost $3,835,000) .......................................
3,835,000
a
Total Investments (Cost $814,951,587) 99.6% ...................................
$845,614,833
Other Assets, less Liabilities 0.4% .............................................
4,098,011
Net Assets 100.0% ...........................................................
$849,712,844
a
Security purchased on a when-issued basis.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin North Carolina Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.4%
North Carolina 94.7%
Cape Fear Public Utility Authority ,
Revenue, 2011, Pre-Refunded, 5%, 8/01/36 .............................. $ 8,000,000 $ 8,441,360
Revenue, 2014A, Pre-Refunded, 5%, 6/01/40 ............................. 2,250,000 2,672,843
Revenue, 2019A, Refunding, 4%, 8/01/44 ............................... 8,000,000 9,255,360
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2011A, 5.125%, 1/15/37 ............. 4,000,000 4,082,600
Atrium Health Obligated Group, Revenue, 2011A, 5.25%, 1/15/42 ............. 10,000,000 10,198,200
Atrium Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/15/40 ....... 20,000,000 23,069,800
Atrium Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 1/15/36 ....... 5,000,000 6,193,800
City of Charlotte ,
COP, 2008A, Refunding, 5%, 6/01/33 ................................... 2,500,000 2,508,175
COP, 2019A, Refunding, 5%, 6/01/44 ................................... 8,250,000 10,199,228
Airport Special Facilities, Revenue, 2010-A, 5.5%, 7/01/34 ................... 3,765,000 3,777,839
Airport Special Facilities, Revenue, 2010-A, 5%, 7/01/39 .................... 3,000,000 3,008,430
Airport Special Facilities, Revenue, 2011A, 5%, 7/01/41 ..................... 10,000,000 10,348,100
Airport Special Facilities, Revenue, 2019A, 4%, 7/01/44 ..................... 3,550,000 3,893,675
Airport Special Facilities, Revenue, 2019A, 5%, 7/01/49 ..................... 4,460,000 5,296,696
Airport Special Facilities, Revenue, 2019B, 4%, 7/01/44 ..................... 5,515,000 5,925,095
Storm Water, Revenue, 2014, Refunding, 5%, 12/01/39 ..................... 7,970,000 9,343,709
Water & Sewer System, Revenue, 2009B, 5%, 7/01/38 ...................... 10,000,000 10,032,500
Water & Sewer System, Revenue, 2015, Refunding, 5%, 7/01/40 .............. 10,000,000 11,746,800
Water & Sewer System, Revenue, 2018, Refunding, 4%, 7/01/37 .............. 5,000,000 5,886,750
City of Durham , Water & Sewer Utility System , Revenue , 2011 , Pre-Refunded , 5% ,
6/01/41 ......................................................... 4,000,000 4,193,240
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41
4,015,000 4,603,559
City of Greensboro , GO , 2018 B , 5% , 10/01/29 .............................
5,000,000 6,713,150
City of Raleigh ,
GO, 2016 A, Refunding, 5%, 9/01/26 ................................... 5,000,000 6,371,950
Combined Enterprise System, Revenue, 2011, Pre-Refunded, 5%, 3/01/40 ....... 11,915,000 12,346,323
Combined Enterprise System, Revenue, 2013 A, Pre-Refunded, 5%, 3/01/43 ..... 10,000,000 11,308,500
Combined Enterprise System, Revenue, 2016 A, 4%, 3/01/46 ................. 5,000,000 5,642,950
Combined Enterprise System, Revenue, 2016 B, Refunding, 4%, 3/01/34 ........ 1,000,000 1,168,100
City of Salisbury , Combined Enterprise System , Revenue , 2020 , Refunding , 5% ,
2/01/45 ......................................................... 1,000,000 1,276,600
City of Wilmington , Storm Water Fee , Revenue , 2007 , AMBAC Insured , 5% , 6/01/33 .
225,000 225,731
City of Winston-Salem ,
Water & Sewer System, Revenue, 2014A, 5%, 6/01/33 ...................... 2,350,000 2,791,635
Water & Sewer System, Revenue, 2016A, Refunding, 4%, 6/01/34 ............. 1,350,000 1,560,263
Water & Sewer System, Revenue, 2016A, Refunding, 4%, 6/01/37 ............. 5,000,000 5,697,950
Water & Sewer System, Revenue, 2017, 4%, 6/01/47 ....................... 10,000,000 11,302,700
Columbus County Industrial Facilities & Pollution Control Financing Authority ,
International Paper Co. , Revenue , 2010-A , 5.7% , 5/01/34 .................... 2,500,000 2,507,550
County of Buncombe , Revenue , 2015 , Refunding , 5% , 6/01/34 .................
3,000,000 3,519,090
County of Dare , Utilities System , Revenue , 2011 , Pre-Refunded , 5% , 2/01/41 ......
5,000,000 5,143,800
County of Durham ,
GO, 2019, 4%, 6/01/36 ............................................. 500,000 600,345
GO, 2019, 4%, 6/01/37 ............................................. 450,000 538,362
GO, 2019, 4%, 6/01/39 ............................................. 700,000 832,216
County of Guilford , GO , 2017 B , 4% , 5/01/33 ...............................
5,000,000 5,892,350
County of Mecklenburg ,
GO, 2015A, 5%, 4/01/28 ............................................ 5,000,000 6,078,950
GO, 2017 A, 4%, 4/01/30 ............................................ 5,000,000 6,023,150
County of New Hanover ,
New Hanover Regional Medical Center, Revenue, 2017, Refunding, 5%, 10/01/42 . 5,000,000 5,803,100

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
County of New Hanover, (continued)
New Hanover Regional Medical Center, Revenue, 2017, Refunding, 5%, 10/01/47 . $ 13,565,000 $ 15,644,921
County of Union ,
Enterprise System, Revenue, 2015, 5%, 6/01/34 .......................... 1,000,000 1,192,610
Enterprise System, Revenue, 2019, 4%, 6/01/41 .......................... 3,200,000 3,721,152
Enterprise System, Revenue, 2019, 4%, 6/01/44 .......................... 2,325,000 2,684,654
County of Wake ,
GO, 2018A, 5%, 3/01/30 ............................................ 8,000,000 10,521,520
GO, 2019 A, 5%, 3/01/32 ............................................ 7,870,000 10,510,936
Revenue, 2019, 4%, 9/01/38 ......................................... 5,250,000 6,173,212
Greenville Utilities Commission , Revenue , 2019 , 5% , 8/01/44 ..................
4,750,000 6,020,578
Nash Health Care Systems ,
Revenue, 2003, AGM Insured, 5%, 11/01/30 ............................. 2,250,000 2,256,300
Revenue, 2012, 5%, 11/01/41 ........................................ 5,000,000 5,179,400
North Carolina Capital Facilities Finance Agency ,
Davidson College Trustees, Revenue, 2012, 5%, 3/01/40 .................... 4,000,000 4,292,720
Davidson College Trustees, Revenue, 2014, Refunding, 5%, 3/01/45 ........... 3,500,000 3,748,535
Duke University, Revenue, 2015 B, Pre-Refunded, 5%, 10/01/41 .............. 13,585,000 16,901,914
Duke University, Revenue, 2016 B, Refunding, 5%, 7/01/42 .................. 10,000,000 12,305,800
Duke University, Revenue, 2016 B, Refunding, 4%, 10/01/44 ................. 5,085,000 5,747,626
Duke University, Revenue, 2016 B, Refunding, 5%, 10/01/44 ................. 11,000,000 13,498,760
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/35 .............. 5,000,000 5,643,250
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/38 .............. 5,500,000 6,154,115
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/39 .............. 5,250,000 5,861,520
Wake Forest University, Revenue, 2018, 4%, 1/01/48 ....................... 20,000,000 22,551,800
Wake Forest University, Revenue, 2018, 5%, 1/01/48 ....................... 13,500,000 16,456,635
North Carolina Housing Finance Agency ,
Revenue, 41, GNMA Insured, 3.55%, 7/01/44 ............................. 6,470,000 6,961,332
Revenue, 41, GNMA Insured, 3.625%, 7/01/49 ............................ 9,960,000 10,714,171
Revenue, 42, GNMA Insured, 2.45%, 7/01/34 ............................. 1,000,000 1,037,370
Revenue, 42, GNMA Insured, 2.625%, 7/01/39 ............................ 4,000,000 4,141,200
Revenue, 42, GNMA Insured, 2.85%, 1/01/43 ............................. 3,500,000 3,600,100
Revenue, 43, GNMA Insured, 2.8%, 1/01/40 .............................. 6,000,000 6,204,240
Revenue, 43, GNMA Insured, 2.95%, 7/01/43 ............................. 2,750,000 2,851,117
Revenue, 44, 3%, 7/01/46 ........................................... 3,000,000 3,143,670
North Carolina Medical Care Commission ,
Appalachian Regional Healthcare System Obligated Group, Revenue, 2011A, Pre-
Refunded, 6.5%, 7/01/31 .......................................... 5,000,000 5,330,200
Appalachian Regional Healthcare System Obligated Group, Revenue, 2011A, Pre-
Refunded, 6.625%, 7/01/34 ......................................... 6,000,000 6,404,340
Duke University Health System, Inc., Revenue, 2010A, Pre-Refunded, 5%, 6/01/42 8,150,000 8,150,000
Duke University Health System, Inc., Revenue, 2012 A, Pre-Refunded, 5%, 6/01/42 10,000,000 10,941,500
Duke University Health System, Inc., Revenue, 2016 D, Refunding, 4%, 6/01/42 ... 7,000,000 7,695,380
Novant Health Obligated Group, Revenue, 2013 A, Refunding, 5%, 11/01/46 ..... 20,000,000 21,250,000
Novant Health Obligated Group, Revenue, 2019A, 4%, 11/01/49 .............. 4,400,000 4,835,732
Novant Health Obligated Group, Revenue, 2019A, 4%, 11/01/52 .............. 7,640,000 8,374,280
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/49 ........ 5,000,000 5,061,050
Presbyterian Homes Obligated Group, Revenue, 2016 C, Refunding, 5%, 10/01/31 5,000,000 5,403,700
Rex Hospital, Inc. Obligated Group, Revenue, 2010-A, Refunding, 5%, 7/01/30 ... 5,000,000 5,011,850
Rex Hospital, Inc. Obligated Group, Revenue, 2020 A, 4%, 7/01/49 ............ 4,000,000 4,368,960
Scotland Memorial Hospital, Inc., Revenue, 1999, AGC Insured, 5.5%, 10/01/29 ... 1,220,000 1,223,441
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017A,
Refunding, 5%, 10/01/37 ........................................... 200,000 199,526
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017A,
Refunding, 5%, 10/01/42 ........................................... 2,250,000 2,182,140

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017A,
Refunding, 5%, 10/01/47 ........................................... $ 2,540,000 $ 2,419,909
Vidant Health Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 6/01/36 .... 5,000,000 5,476,050
Vidant Health Obligated Group, Revenue, 2015, Refunding, 5%, 6/01/40 ........ 5,000,000 5,583,800
Wake Forest Baptist Obligated Group, Revenue, 2010, Refunding, 5%, 6/01/34 ... 10,000,000 10,031,000
Wake Forest Baptist Obligated Group, Revenue, 2019A, 5%, 12/01/32 .......... 1,000,000 1,208,490
Wake Forest Baptist Obligated Group, Revenue, 2019A, 5%, 12/01/33 .......... 1,000,000 1,202,930
WakeMed Obligated Group, Revenue, 2012 A, Refunding, 5%, 10/01/38 ........ 5,000,000 5,269,600
North Carolina Municipal Power Agency No. 1 , Revenue , 2015A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,967,088
North Carolina State University at Raleigh ,
Revenue, 2013 A, 5%, 10/01/33 ....................................... 5,595,000 6,401,687
Revenue, 2013 A, 5%, 10/01/42 ....................................... 8,980,000 10,172,813
North Carolina Turnpike Authority ,
Revenue, 2011, 5%, 7/01/41 ......................................... 5,000,000 5,207,050
Revenue, 2016A, Refunding, 5%, 7/01/47 ............................... 2,500,000 2,612,600
Revenue, 2018A, Refunding, 4%, 1/01/36 ............................... 9,875,000 11,528,766
Revenue, 2018A, Refunding, 4%, 1/01/39 ............................... 9,815,000 11,317,186
Revenue, Senior Lien, 2017, Refunding, AGM Insured, 5%, 1/01/31 ............ 1,000,000 1,192,910
Revenue, Senior Lien, 2017, Refunding, AGM Insured, 5%, 1/01/39 ............ 1,200,000 1,390,548
Revenue, Senior Lien, 2019, AGM Insured, 5%, 1/01/49 ..................... 3,500,000 4,200,910
Raleigh Durham Airport Authority ,
Revenue, 2015A, Refunding, 5%, 5/01/27 ............................... 350,000 409,199
Revenue, 2015A, Refunding, 5%, 5/01/29 ............................... 1,000,000 1,163,460
Revenue, 2015A, Refunding, 5%, 5/01/30 ............................... 550,000 637,362
Revenue, 2020 A, Refunding, 5%, 5/01/35 ............................... 2,250,000 2,725,628
State of North Carolina ,
GO, 2016 A, Refunding, 5%, 6/01/25 ................................... 4,000,000 4,913,560
Revenue, 2011C, Pre-Refunded, 5%, 5/01/29 ............................. 10,000,000 10,438,000
Town of Cary ,
Combined Utility Systems, Revenue, 2013, Pre-Refunded, 5%, 12/01/42 ........ 10,000,000 11,176,400
Combined Utility Systems, Revenue, 2017, 5%, 12/01/41 .................... 1,710,000 2,081,942
Combined Utility Systems, Revenue, 2017B, Refunding, 4%, 12/01/42 .......... 8,000,000 9,183,760
Town of Oak Island , Enterprise System , Revenue , 2017 , Refunding , AGM Insured , 5% ,
6/01/33 ......................................................... 1,000,000 1,231,660
University of North Carolina at Charlotte (The) ,
Revenue, 2012A, Pre-Refunded, 5%, 4/01/37 ............................. 12,995,000 14,129,074
Revenue, 2012A, Pre-Refunded, 5%, 4/01/41 ............................. 18,000,000 19,570,860
Revenue, 2014, 5%, 4/01/43 ......................................... 5,000,000 5,567,150
Revenue, 2015, Refunding, 5%, 4/01/45 ................................. 9,450,000 10,808,343
Revenue, 2017, 5%, 10/01/47 ........................................ 10,000,000 11,959,400
Revenue, 2017A, Refunding, 4%, 10/01/40 .............................. 2,250,000 2,533,455
Revenue, 2020A, Refunding, 4%, 10/01/40 .............................. 290,000 335,556
Revenue, 2020A, Refunding, 4%, 10/01/49 .............................. 2,800,000 3,176,292
University of North Carolina at Greensboro ,
Revenue, 2014, 5%, 4/01/39 ......................................... 3,500,000 3,928,120
Revenue, 2017, Refunding, 4%, 4/01/35 ................................. 1,205,000 1,393,474
Revenue, 2017, Refunding, 4%, 4/01/36 ................................. 1,000,000 1,151,590
Revenue, 2018, 5%, 4/01/43 ......................................... 2,500,000 3,038,175

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 140 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 .
$ 3,000,000 $ 3,343,800
University of North Carolina Hospitals at Chapel Hill , University of North Carolina
Hospitals at Chapel Hill , Revenue , 2016 , 5% , 2/01/46 ....................... 4,265,000 4,919,166
University of North Carolina System , Revenue , 2008A , AGC Insured , 5% , 10/01/33 ..
160,000 160,509
Western Carolina University ,
Revenue, 2020, 4%, 10/01/45 ........................................ 5,980,000 6,995,284
Revenue, 2020, 4%, 10/01/49 ........................................ 4,255,000 4,967,713
802,298,050
U.S. Territories 0.7%
Puerto Rico 0.7%
a
Puerto Rico Electric Power Authority , Revenue , XX-RSA-1 , 5.25% , 7/01/40 ........
10,000,000 6,200,000
Total Municipal Bonds (Cost $765,257,275) .....................................
808,498,050
a a a a
Short Term Investments 3.3%
Municipal Bonds 3.3%
North Carolina 3.3%
b
Charlotte-Mecklenburg Hospital Authority ( The) ,
Atrium Health Obligated Group, Revenue, 2018 G, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.06%, 1/15/48 ................................. 8,590,000 8,590,000
Atrium Health Obligated Group, Revenue, 2018 H, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.06%, 1/15/48 ................................. 900,000 900,000
b
North Carolina Medical Care Commission , Moses H Cone Memorial Hospital Obligated
Group , Revenue , 2001B , SPA Bank of Montreal , Daily VRDN and Put , 0.05% ,
10/01/35 ........................................................ 18,900,000 18,900,000
28,390,000
Total Municipal Bonds (Cost $28,390,000) ......................................
28,390,000
a
Total Investments (Cost $793,647,275) 98.7% ...................................
$836,888,050
Other Assets, less Liabilities 1.3% .............................................
10,715,767
Net Assets 100.0% ...........................................................
$847,603,817
a
Defaulted security or security for which income has been deemed uncollectible.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Ohio Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.4%
Ohio 98.4%
American Municipal Power, Inc. ,
Revenue, 2015A, Refunding, 5%, 2/15/28 ............................... $ 5,000,000 $ 5,751,400
Revenue, 2015A, Pre-Refunded, BAM Insured, 5.25%, 2/15/31 ............... 10,000,000 10,863,400
Revenue, 2016 A, 4%, 2/15/36 ........................................ 1,000,000 1,104,480
Revenue, 2016 A, 5%, 2/15/46 ........................................ 5,000,000 5,812,600
Revenue, 2016A, Refunding, 5%, 2/15/46 ............................... 7,500,000 8,675,100
Revenue, 2017 A, Refunding, 5%, 2/15/37 ............................... 3,700,000 4,533,092
Revenue, 2017 A, Refunding, 5%, 2/15/38 ............................... 3,500,000 4,275,740
Revenue, 2019 A, 5%, 2/15/44 ........................................ 3,345,000 4,099,766
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 21,765,174
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 3,326,190
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 7,505,060
Ashland City School District , GO , 2013-2 , 4% , 11/01/49 .......................
6,685,000 6,699,774
Bath Local School District ,
GO, 2012, AGM Insured, 4%, 12/01/44 .................................. 1,295,000 1,311,757
GO, 2012, AGM Insured, 5%, 12/01/49 .................................. 5,380,000 5,489,483
Beaver Local School District , GO , 2012 , 4% , 12/01/40 ........................
3,000,000 3,132,450
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
9,155,000 11,190,248
Bloom-Carroll Local School District , GO , 2018A , 5% , 11/01/55 ..................
7,025,000 8,573,170
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
3,250,000 3,714,457
Brecksville-Broadview Heights City School District , GO , 2018 , Pre-Refunded , 5.25% ,
12/01/54 ........................................................ 7,390,000 8,656,055
Brooklyn City School District ,
GO, 2013, Pre-Refunded, AGM Insured, 5.25%, 12/01/43 .................... 3,000,000 3,076,320
GO, 2017, Refunding, AGM Insured, 5%, 12/01/38 ......................... 1,905,000 2,314,518
GO, 2017, Refunding, AGM Insured, 5%, 12/01/49 ......................... 9,000,000 10,763,010
Canal Winchester Local School District ,
GO, 2005, NATL Insured, Zero Cpn ., 12/01/32 ............................ 3,955,000 3,058,916
GO, 2005, NATL Insured, Zero Cpn ., 12/01/33 ............................ 2,000,000 1,496,300
Central Ohio Solid Waste Authority ,
GO, 2012, Pre-Refunded, 4%, 12/01/32 ................................. 16,945,000 18,183,978
Chillicothe City School District ,
GO, 2006, Refunding, NATL Insured, Zero Cpn ., 12/01/22 ................... 1,905,000 1,881,226
GO, 2006, Refunding, NATL Insured, Zero Cpn ., 12/01/23 ................... 1,905,000 1,862,156
GO, 2006, Refunding, NATL Insured, Zero Cpn ., 12/01/24 ................... 1,905,000 1,839,068
Cincinnati City School District ,
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/27 ...................... 14,900,000 19,744,139
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/28 ...................... 8,180,000 11,114,166
City of Akron ,
Community Learning Center, Revenue, 2010A, Pre-Refunded, 4.5%, 12/01/33 .... 10,000,000 10,000,000
Community Learning Center, Revenue, 2014, Pre-Refunded, 5%, 12/01/33 ...... 4,250,000 4,659,105
Waterworks System, Revenue, 2009, Refunding, AGC Insured, 5%, 3/01/34 ...... 1,000,000 1,003,430
City of Chillicothe , Adena Health System Obligated Group , Revenue , 2017 , Refunding ,
5% , 12/01/37 ..................................................... 5,000,000 5,825,750
City of Cincinnati , GO , 2015A , Pre-Refunded , 5.25% , 12/01/40 .................
6,500,000 8,069,100
City of Cleveland ,
GO, 2012, Pre-Refunded, 5%, 12/01/30 ................................. 2,965,000 3,321,719
GO, 2012, 5%, 12/01/30 ............................................. 35,000 38,938
Airport System, Revenue, 2012A, Pre-Refunded, AGM Insured, 5%, 1/01/30 ..... 3,000,000 3,228,600
Airport System, Revenue, 2012A, Pre-Refunded, AGM Insured, 5%, 1/01/31 ..... 1,500,000 1,614,300
Water Pollution Control, Revenue, 2016, 5%, 11/15/41 ...................... 2,000,000 2,382,500
City of Columbus ,
GO, 2014A, 5%, 2/15/25 ............................................ 5,000,000 5,841,100

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
City of Columbus, (continued)
GO, 2016-3, Refunding, 5%, 2/15/27 ................................... $ 5,000,000 $ 6,414,350
GO, 2018 A, 5%, 4/01/34 ............................................ 7,000,000 9,079,910
Sewerage, Revenue, 2014, Refunding, 4%, 6/01/31 ........................ 15,000,000 16,898,250
Sewerage, Revenue, 2015, Refunding, 5%, 6/01/29 ........................ 5,000,000 6,250,950
City of Marysville ,
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 4%,
12/01/40 ....................................................... 3,015,000 3,267,567
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 5%,
12/01/47 ....................................................... 5,035,000 5,897,999
Wastewater Treatment System, Revenue, 2016, Refunding, BAM Insured, 4%,
12/01/46 ....................................................... 9,370,000 10,217,235
City of St. Bernard , Income Tax , Revenue , 2013 , AGM Insured , 5% , 12/01/43 ......
3,760,000 4,239,438
City of Toledo ,
GO, 2010, Refunding, AGM Insured, 5%, 12/01/28 ......................... 3,000,000 3,068,490
Water System, Revenue, 2012A, 4%, 11/15/36 ............................ 9,125,000 9,453,135
Water System, Revenue, 2013, Refunding, 5%, 11/15/38 .................... 19,395,000 21,651,220
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 3,243,843
Cleveland Department of Public Utilities Division of Public Power ,
Revenue, 2020A, Refunding, AGM Insured, 4%, 11/15/38 .................... 600,000 690,408
Revenue, B-2, NATL Insured, Zero Cpn ., 11/15/38 ......................... 10,000,000 6,124,500
a
Cleveland Department of Public Utilities Division of Water ,
Revenue, 2020 FF, Refunding, 5%, 1/01/32 .............................. 1,000,000 1,343,290
Revenue, 2020 FF, Refunding, 5%, 1/01/33 .............................. 1,000,000 1,332,120
Cleveland Municipal School District ,
GO, 2013, Refunding, 5%, 12/01/25 .................................... 3,600,000 4,011,660
GO, 2013, Refunding, 5%, 12/01/27 .................................... 1,000,000 1,112,760
Cleveland Public Library , Revenue , 2019 A , 4% , 12/01/45 .....................
5,000,000 5,845,500
Columbus Metropolitan Library ,
Revenue, 2012-1, 4%, 12/01/28 ....................................... 2,970,000 3,021,856
Revenue, 2012-1, 4%, 12/01/29 ....................................... 4,125,000 4,195,785
Revenue, 2012-1, 4%, 12/01/37 ....................................... 6,620,000 6,723,603
County of Allen , Bon Secours Mercy Health, Inc. , Revenue , 2010B , Pre-Refunded ,
5.25% , 9/01/27 ................................................... 7,570,000 7,664,776
County of Butler ,
Cincinnati Children's Hospital Medical Center Obligated Group, Revenue, 2016 X,
Refunding, 5%, 5/15/29 ............................................ 6,750,000 8,757,180
Kettering Health Network Obligated Group, Revenue, 2011, 6.375%, 4/01/36 ..... 5,000,000 5,158,650
Kettering Health Network Obligated Group, Revenue, 2011, 5.625%, 4/01/41 ..... 5,000,000 5,117,650
UC Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/45 .......... 20,270,000 22,616,253
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/35 .......... 2,000,000 2,158,480
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/36 .......... 2,140,000 2,301,484
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/37 .......... 1,500,000 1,608,525
County of Cuyahoga ,
Revenue, 2010F, 5%, 12/01/27 ....................................... 15,000,000 15,315,750
Revenue, 2015, Pre-Refunded, 5%, 12/01/25 ............................. 500,000 581,315
County of Franklin ,
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 5%, 11/01/34 .. 2,600,000 3,148,158
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 4%, 11/01/40 .. 5,000,000 5,602,350
Nationwide Children's Hospital, Inc., Revenue, 2017A, Refunding, 4%, 11/01/44 ... 7,050,000 7,840,376
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/33 ................... 6,290,000 7,247,212
Sales Tax, Revenue, 2018, 5%, 6/01/43 ................................. 6,000,000 7,516,080
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 7,500,000 8,607,375

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Hamilton ,
Sewer System, Revenue, 2019A, Refunding, 5%, 12/01/33 .................. $ 6,965,000 $ 9,244,853
TriHealth Obligated Group, Revenue, 2017A, 5%, 8/15/42 ................... 5,000,000 5,703,300
University of Cincinnati, Revenue, 2010, Refunding, AGM Insured, 5%, 6/01/30 ... 7,000,000 7,023,940
University of Cincinnati, Revenue, 2010, Refunding, AGM Insured, 4.75%, 6/01/39 . 7,000,000 7,020,020
County of Mahoning , Western Reserve Care System , Revenue , 1995 , NATL Insured ,
ETM, 5.5% , 10/15/25 ............................................... 3,150,000 3,585,488
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/49 ............................................. 12,000,000 13,566,360
County of Ross , Adena Health System Obligated Group , Revenue , 2019 ,
Refunding , 5% , 12/01/49 ............................................ 5,000,000 5,759,750
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 6,027,700
Coventry Local School District , GO , 2013 , 5.25% , 11/01/47 ....................
5,000,000 5,321,400
Cuyahoga Community College District , Revenue , 2012D , 5% , 8/01/32 ............
2,310,000 2,532,222
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 6,822,150
a
Dayton Metro Library , GO , 2013A , Pre-Refunded , 4.75% , 12/01/38 ..............
20,000,000 21,375,400
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
3,000,000 3,550,560
Defiance City School District , GO , 2014 , Refunding , 5% , 12/01/46 ...............
6,635,000 7,306,329
Delaware City School District , GO , 2013 , Pre-Refunded , 5.75% , 12/01/49 .........
6,000,000 6,990,660
Dublin City School District , GO , 2019 A , 4% , 12/01/44 ........................
10,000,000 11,842,600
Elyria City School District , GO , 2017A , 5% , 12/01/43 .........................
5,500,000 6,638,610
Franklin County Convention Facilities Authority , Revenue , 2014 , Refunding ,
5% , 12/01/35 ..................................................... 20,000,000 22,822,800
Fremont City School District , GO , 2017A , 5% , 1/15/49 ........................
13,970,000 16,520,084
Grandview Heights City School District ,
GO, 2019, 4%, 12/01/51 ............................................. 1,980,000 2,258,982
GO, 2019, 5%, 12/01/53 ............................................. 2,150,000 2,682,598
Greenville City School District , GO , 2013 , Pre-Refunded , 5.25% , 1/01/41 .........
2,000,000 2,158,640
Groveport-Madison Local School District , GO , 2014 , Pre-Refunded , 5% , 10/01/44 ...
6,205,000 6,894,065
Highland Local School District , GO , 2018A , Pre-Refunded , 5.25% , 12/01/54 .......
12,000,000 13,763,280
Hilliard School District ,
GO, 2005, Refunding, NATL Insured, Zero Cpn ., 12/01/20 ................... 4,525,000 4,519,615
GO, 2017, 4%, 12/01/46 ............................................. 10,000,000 11,114,700
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 20,798,703
Indian Creek Local School District ,
GO, 2018 A, 5%, 11/01/55 ........................................... 3,000,000 3,640,530
GO, 2018B, BAM Insured, 5%, 11/01/55 ................................. 3,910,000 4,731,491
JobsOhio Beverage System , Revenue, Senior Lien , 2013A , Pre-Refunded ,
5% , 1/01/38 ...................................................... 26,010,000 29,207,409
Lakewood City School District , GO , 2014A , Pre-Refunded , 5% , 11/01/43 ..........
10,895,000 12,134,088
Lakota Local School District ,
GO, 2005, Refunding, NATL Insured, 5.25%, 12/01/26 ...................... 2,000,000 2,580,080
GO, 2014 C, Refunding, 5%, 12/01/30 .................................. 4,035,000 4,822,632
Lancaster City School District ,
GO, 2012, Pre-Refunded, 5%, 10/01/49 ................................. 10,000,000 11,121,759
Little Miami Local School District ,
GO, 2018, 5%, 11/01/43 ............................................. 1,000,000 1,191,390
GO, 2018, 5%, 11/01/48 ............................................. 2,460,000 2,913,845
Madeira City School District , GO , Refunding , AGM Insured , 5.25% , 12/01/32 .......
9,605,000 13,300,716
Marysville Exempted Village School District ,
GO, 2002, Refunding, NATL Insured, Zero Cpn ., 12/01/20 ................... 1,000,000 998,260
GO, 2002, Refunding, NATL Insured, Zero Cpn ., 12/01/21 ................... 1,000,000 994,090

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Miami University ,
Revenue, 2011, Refunding, 5%, 9/01/31 ................................. $ 4,000,000 $ 4,230,320
Revenue, 2014, Refunding, 5%, 9/01/31 ................................. 2,320,000 2,734,445
Revenue, 2014, Refunding, 5%, 9/01/34 ................................. 3,500,000 4,107,565
Revenue, 2017, Refunding, 5%, 9/01/41 ................................. 5,000,000 6,000,500
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 24,554,000
Middletown City School District ,
GO, 2014, Pre-Refunded, 5.25%, 12/01/40 ............................... 2,625,000 2,953,650
GO, 2014, Pre-Refunded, 5.25%, 12/01/48 ............................... 15,000,000 16,878,000
Napoleon Area City School District , GO , 2012 , Pre-Refunded , 5% , 12/01/49 .......
11,460,000 12,563,140
New Albany Community Authority ,
Revenue, 2012C, Refunding, 5%, 10/01/23 .............................. 1,100,000 1,216,897
Revenue, 2012C, Refunding, 5%, 10/01/24 .............................. 1,250,000 1,380,675
New Albany Plain Local School District , GO , 2013 , Refunding , 4% , 12/01/49 .......
10,000,000 10,488,000
Northeast Ohio Regional Sewer District ,
Revenue, 2014, Pre-Refunded, 5%, 11/15/32 ............................. 5,500,000 6,650,655
Revenue, 2014, Refunding, 4%, 11/15/49 ................................ 6,000,000 6,432,780
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 11,373,200
Revenue, 2019, Refunding, 3%, 11/15/35 ................................ 4,500,000 5,015,610
Northeastern Local School District ,
GO, 2018, AGM Insured, 5.25%, 12/01/45 ............................... 5,420,000 6,846,761
GO, 2018, AGM Insured, 4%, 12/01/55 .................................. 5,000,000 5,613,500
Northmont City School District , GO , 2012A , Pre-Refunded , 5% , 11/01/49 ..........
5,130,000 5,481,251
Northwest Local School District , GO , 2015 , Pre-Refunded , 5% , 12/01/45 ..........
3,760,000 4,378,633
Norwood City School District ,
GO, 2017 A, 5%, 11/01/46 ........................................... 5,000,000 5,943,600
GO, 2017 A, 5.25%, 11/01/51 ......................................... 7,645,000 9,209,396
Oakwood City School District , GO , 2019 , 4% , 12/01/48 .......................
6,340,000 7,261,899
Ohio Air Quality Development Authority , Buckeye Power, Inc. , Revenue , 2010 , 6% ,
12/01/40 ........................................................ 6,020,000 6,187,898
Ohio Center Local Government Capital Asset Financing Program , GO , 2003 , Pre-
Refunded , AGM Insured , 5.25% , 12/01/23 ............................... 445,000 446,664
Ohio Higher Educational Facility Commission ,
Case Western Reserve University, Revenue, 2016, Refunding, 5%, 12/01/40 ..... 6,000,000 6,917,340
Denison University, Revenue, 2012, 5%, 11/01/26 ......................... 1,445,000 1,563,504
Kenyon College, Revenue, 2010, Pre-Refunded, 5.25%, 7/01/44 .............. 20,460,000 20,541,840
Kenyon College, Revenue, 2010, Refunding, 5.25%, 7/01/44 ................. 9,540,000 9,578,160
Kenyon College, Revenue, 2016, Refunding, 5%, 7/01/42 ................... 10,500,000 11,509,890
Kenyon College, Revenue, 2017, 5%, 7/01/42 ............................ 1,250,000 1,387,013
Kenyon College, Revenue, 2017, 4%, 7/01/47 ............................ 5,000,000 5,150,000
Summa Health System Obligated Group, Revenue, 2010, AGM Insured, 5.25%,
11/15/40 ....................................................... 21,805,000 21,849,482
Summa Health System Obligated Group, Revenue, 2010, AGM Insured, 5.75%,
11/15/40 ....................................................... 1,665,000 1,669,013
University of Dayton, Revenue, 2018 A, 4%, 12/01/43 ....................... 11,885,000 12,383,813
Xavier University, Revenue, 2010, 5%, 5/01/40 ............................ 10,000,000 10,016,900
Ohio State University (The) , Revenue , 2014A , 4% , 12/01/30 ...................
4,325,000 4,871,204
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 33,350,000 41,233,940
Revenue, Junior Lien, 2013 A-1, 5.25%, 2/15/33 ........................... 4,200,000 4,644,234
Revenue, Junior Lien, 2013 A-2, BAM Insured, Zero Cpn ., 2/15/38 ............. 3,665,000 2,460,461
Revenue, Junior Lien, 2013 A-2, Zero Cpn ., 2/15/43 ........................ 10,485,000 5,727,956

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/44 ...................
$ 7,000,000 $ 8,407,630
Ohio Water Development Authority , Revenue , 2019 , 5% , 6/01/44 ................
4,000,000 5,171,920
Ohio Water Development Authority Water Pollution Control Loan Fund ,
Revenue, 2019 B, 5%, 12/01/44 ....................................... 15,000,000 19,376,850
Revenue, 2020 A, 5%, 6/01/33 ........................................ 7,250,000 9,838,032
Revenue, 2020 A, 5%, 12/01/38 ....................................... 5,405,000 7,169,733
Revenue, 2020 A, 5%, 12/01/39 ....................................... 5,000,000 6,626,000
Revenue, 2020 A, 5%, 12/01/50 ....................................... 2,500,000 3,242,075
Olentangy Local School District , GO , 2016 , 4% , 12/01/46 .....................
15,235,000 16,783,638
Perrysburg Exempted Village School District , GO , 2015 , 5% , 12/01/38 ............
3,225,000 3,808,886
Princeton City School District ,
COP, 2012, Pre-Refunded, 4.5%, 12/01/41 ............................... 3,000,000 3,195,090
GO, 2014, Pre-Refunded, 5%, 12/01/39 ................................. 12,000,000 14,535,480
GO, 2014, Refunding, Zero Cpn ., 12/01/40 ............................... 6,000,000 3,753,900
GO, 2014, Refunding, Zero Cpn ., 12/01/41 ............................... 6,000,000 3,633,480
Reading Community City School District , GO , 2016A , 5% , 11/01/46 ..............
2,000,000 2,336,380
Revere Local School District ,
GO, 2017 A, Pre-Refunded, 5%, 12/01/42 ............................... 3,025,000 3,316,186
GO, 2017 A, Pre-Refunded, 5%, 12/01/45 ............................... 2,560,000 2,806,426
Riverside Local School District , GO , 2017 A , Pre-Refunded , BAM Insured , 5% ,
10/01/47 ........................................................ 5,000,000 5,890,150
Sandusky City School District , GO , 2017-1 , Pre-Refunded , 5% , 11/01/50 ..........
6,000,000 6,547,440
South-Western City School District ,
GO, 2012, Pre-Refunded, 4%, 12/01/42 ................................. 10,000,000 10,763,300
GO, 2019 A, 4%, 12/01/48 ........................................... 3,500,000 4,095,840
Springboro Community City School District ,
GO, 2007, Refunding, AGM Insured, 5.25%, 12/01/27 ...................... 5,175,000 6,734,848
GO, 2007, Refunding, AGM Insured, 5.25%, 12/01/28 ...................... 2,000,000 2,663,360
State of Ohio ,
GO, 2017 A, 5%, 3/15/36 ............................................ 5,000,000 5,738,650
GO, 2018 A, 5%, 6/15/38 ............................................ 10,000,000 12,054,300
GO, 2019 A, 5%, 5/01/36 ............................................ 11,000,000 13,673,220
GO, 2019 A, 5%, 6/15/38 ............................................ 6,500,000 8,442,785
GO, V, 5%, 5/01/33 ................................................ 1,000,000 1,286,670
GO, V, 5%, 5/01/34 ................................................ 4,000,000 5,130,720
Cleveland Clinic Health System Obligated Group, Revenue, 2017A, Refunding,
3.25%, 1/01/35 .................................................. 10,000,000 10,758,700
University Hospitals Health System, Inc. Obligated Group, Revenue, 2020 A,
Refunding, 3%, 1/15/45 ............................................ 5,000,000 4,782,300
Strongsville City School District , GO , 2013 , 4% , 12/01/45 .....................
17,515,000 17,775,798
Summit County Development Finance Authority ,
University of Akron (The), Revenue, 2011, Pre-Refunded, 6%, 1/01/42 .......... 11,580,000 11,965,598
a
Switzerland of Ohio Local School District , GO , 2013 , Pre-Refunded , 4% , 12/01/37 ...
5,500,000 6,111,985
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 .............
6,500,000 7,604,610
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 11,507,789
Three Rivers Local School District , GO , 2014 , Refunding , 5% , 12/01/39 ...........
5,885,000 6,899,339
Toledo City School District , GO , 2012B , Pre-Refunded , 5% , 12/01/32 ............
7,830,000 8,761,535
University of Akron (The) ,
Revenue, 2015A, Refunding, 5%, 1/01/31 ............................... 4,365,000 4,951,656
Revenue, 2016A, Refunding, BAM Insured, 5%, 1/01/34 ..................... 6,000,000 7,053,900
Revenue, 2016A, Refunding, 5%, 1/01/36 ............................... 11,065,000 12,723,090
Revenue, 2016A, Refunding, 5%, 1/01/38 ............................... 13,225,000 15,128,607
Revenue, 2018 A, Refunding, 5%, 1/01/42 ............................... 5,725,000 6,729,909

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 140 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
University of Cincinnati ,
Revenue, 2010-F, 5%, 6/01/32 ........................................ $ 140,000 $ 143,075
Revenue, Pre-Refunded, 5%, 6/01/32 .................................. 5,665,000 5,797,787
Revenue, 2013 C, Pre-Refunded, 5%, 6/01/39 ............................ 6,255,000 7,296,020
Revenue, 2018A, Refunding, 4%, 6/01/48 ............................... 10,000,000 11,303,500
Upper Arlington City School District , GO , 2018 A , 5% , 12/01/48 .................
13,000,000 15,986,360
Village of Bluffton ,
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/33 ....................................................... 1,655,000 1,835,544
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/34 ....................................................... 1,900,000 2,100,013
Warrensville Heights City School District ,
GO, 2019 A, BAM Insured, 5%, 12/01/44 ................................ 650,000 748,131
GO, 2019 A, BAM Insured, 5.25%, 12/01/55 .............................. 1,740,000 2,009,230
West Carrollton City School District ,
GO, 2020 A, 3%, 12/01/44 ........................................... 2,540,000 2,676,957
GO, 2020 A, 3%, 12/01/49 ........................................... 1,645,000 1,725,342
GO, 2020 A, 4%, 12/01/56 ........................................... 3,500,000 3,921,540
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
3,820,000 4,888,530
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 12,455,500
Winton Woods City School District , GO , 2017 , Refunding , 4% , 11/01/43 ...........
7,000,000 7,891,520
Wyoming City School District , GO , 2012 , Pre-Refunded , 5% , 12/01/42 ............
7,250,000 7,947,885
Xenia Community School District , GO , 2014 , Refunding , 5% , 12/01/40 ...........
7,285,000 8,432,970
1,570,995,815
Total Municipal Bonds (Cost $1,455,273,373) ...................................
1,570,995,815
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Ohio 0.3%
b
County of Allen , Bon Secours Mercy Health, Inc. , Revenue , 2010-C , LOC Bank of
Montreal , Daily VRDN and Put , 0.07% , 6/01/34 ........................... 1,900,000 1,900,000
b
Ohio Higher Educational Facility Commission , Cleveland Clinic Health System
Obligated Group , Revenue , 2013B-1 , SPA Wells Fargo Bank NA , Daily VRDN and
Put , 0.06% , 1/01/39 ................................................ 3,365,000 3,365,000
5,265,000
Total Municipal Bonds (Cost $5,265,000) .......................................
5,265,000
a
Total Investments (Cost $1,460,538,373) 98.7% ..................................
$1,576,260,815
Other Assets, less Liabilities 1.3% .............................................
19,852,264
Net Assets 100.0% ...........................................................
$1,596,113,079
a
Security purchased on a when-issued basis.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Oregon Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.7%
Oregon 94.7%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group, Revenue, 2012, Refunding, 5%,
8/01/28 ........................................................ $ 1,325,000 $ 1,413,152
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 5%, 8/01/41 ...... 4,250,000 4,802,245
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 4%, 8/01/46 ...... 1,750,000 1,850,783
Benton & Polk School District No. 17J , GO , 2010B , Zero Cpn ., 6/15/31 ...........
1,000,000 845,920
Central Lincoln People's Utility District JATC, Inc. , Revenue , 2016 , 5% , 12/01/45 ....
2,900,000 3,453,030
City of Beaverton ,
Water, Revenue, 2020, 5%, 4/01/35 .................................... 1,675,000 2,218,772
Water, Revenue, 2020, 5%, 4/01/36 .................................... 1,760,000 2,319,821
Water, Revenue, 2020, 5%, 4/01/37 .................................... 1,850,000 2,428,772
Water, Revenue, 2020, 5%, 4/01/38 .................................... 1,940,000 2,527,723
Water, Revenue, 2020, 5%, 4/01/39 .................................... 2,040,000 2,649,552
Water, Revenue, 2020, 5%, 4/01/40 .................................... 2,140,000 2,773,269
City of Eugene ,
Electric Utility System, Revenue, 2011 A, Pre-Refunded, 5%, 8/01/40 ........... 6,745,000 7,125,283
Electric Utility System, Revenue, 2017, 5%, 8/01/47 ........................ 3,580,000 4,360,440
a
Electric Utility System, Revenue, 2020 A, 4%, 8/01/45 ...................... 1,750,000 2,082,255
a
Electric Utility System, Revenue, 2020 A, 4%, 8/01/49 ...................... 2,000,000 2,365,400
Water Utility System, Revenue, 2011, 5%, 8/01/40 ......................... 4,425,000 4,674,481
City of Forest Grove ,
Oak Tree Foundation, Inc., Revenue, 2017, Refunding, 4%, 3/01/37 ............ 3,500,000 3,087,735
Pacific University, Revenue, 2015A, Refunding, 5%, 5/01/36 .................. 2,500,000 2,691,075
City of Independence ,
GO, 2010, Pre-Refunded, AGM Insured, 5%, 6/15/35 ....................... 2,110,000 2,113,714
GO, 2010, Pre-Refunded, AGM Insured, 5%, 6/15/40 ....................... 3,975,000 3,981,996
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
1,660,000 1,665,893
City of Portland ,
GO, 2001-B, Zero Cpn ., 6/01/21 ....................................... 1,000,000 998,010
GO, 2011 A, Refunding, 5%, 6/01/28 ................................... 7,840,000 8,203,384
GO, 2011 A, Refunding, 5%, 6/01/29 ................................... 8,330,000 8,714,346
GO, 2011 A, Refunding, 5%, 6/01/30 ................................... 8,750,000 9,150,137
Tax Allocation, 2010B, 5%, 6/15/27 ..................................... 2,500,000 2,504,350
Tax Allocation, 2010B, 5%, 6/15/28 ..................................... 1,175,000 1,177,045
Tax Allocation, 2010B, 4.75%, 6/15/29 .................................. 1,000,000 1,001,650
Tax Allocation, 2010B, 5%, 6/15/29 ..................................... 4,250,000 4,257,395
Tax Allocation, 5%, 6/15/30 .......................................... 6,525,000 6,536,354
Tax Allocation, 2011B, 5%, 6/15/29 ..................................... 1,000,000 1,046,640
Tax Allocation, 2011B, 5%, 6/15/30 ..................................... 1,000,000 1,046,320
Tax Allocation, 2011B, 5%, 6/15/31 ..................................... 1,000,000 1,045,790
Tax Allocation, 2012B, Refunding, 5%, 6/15/22 ............................ 1,035,000 1,133,335
Tax Allocation, 2012C, 5%, 6/15/28 .................................... 1,000,000 1,090,720
Tax Allocation, 2012C, 5%, 6/15/30 .................................... 1,000,000 1,090,080
Water System, Revenue, Second Lien, 2019 A, 5%, 5/01/44 .................. 5,500,000 7,072,120
City of Sherwood , GO , 2011 , AGM Insured , 5% , 6/01/36 ......................
4,240,000 4,426,518
City of Tigard ,
Water, Revenue, 2012, 5%, 8/01/37 .................................... 11,050,000 12,075,329
Water, Revenue, 2012, 5%, 8/01/42 .................................... 20,915,000 22,808,226
Water, Revenue, 2015, 5%, 8/01/45 .................................... 23,545,000 27,826,658
Clackamas Community College District ,
GO, 2017A, Zero Cpn ., 6/15/38 ....................................... 760,000 926,683
GO, 2017A, Zero Cpn ., 6/15/39 ....................................... 1,000,000 1,216,490
GO, 2017A, Zero Cpn ., 6/15/40 ....................................... 1,250,000 1,518,200

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Clackamas County School District No. 12 North Clackamas ,
GO, 2017A, Zero Cpn ., 6/15/40 ....................................... $ 10,000,000 $ 4,822,400
GO, 2017A, Zero Cpn ., 6/15/41 ....................................... 17,030,000 7,824,944
GO, 2017A, Zero Cpn ., 6/15/42 ....................................... 16,625,000 7,276,929
GO, 2017B, 5%, 6/15/34 ............................................ 8,000,000 10,017,520
GO, 2017B, 5%, 6/15/37 ............................................ 10,000,000 12,392,800
GO, 2018, 5%, 6/15/42 ............................................. 1,750,000 2,190,615
Clackamas County School District No. 46 Oregon Trail ,
GO, Zero Cpn ., 6/15/37 ............................................. 12,130,000 8,376,614
GO, Zero Cpn ., 6/15/38 ............................................. 12,495,000 8,334,790
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGM
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,796,426
Clackamas River Water , Revenue , 2016 , 5% , 11/01/43 .......................
1,970,000 2,324,758
Columbia and Washington Counties School District No. 47J Vernonia , GO , 2010 , Pre-
Refunded , 5% , 6/15/35 ............................................. 5,175,000 5,184,004
Coos County School District No. 13 North Bend , GO , 2002 , AGM Insured , 5% , 6/15/22
55,000 55,197
Coos County School District No. 9 Coos Bay , GO , 2018 , 5% , 6/15/43 ............
5,005,000 6,253,397
Crook County School District ,
GO, 2013, Pre-Refunded, 5%, 6/15/34 .................................. 4,475,000 5,114,567
GO, 2013, Pre-Refunded, 5%, 6/15/37 .................................. 8,090,000 9,246,223
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2004A , Pre-
Refunded , NATL Insured , 5% , 6/15/21 .................................. 85,000 85,310
Deschutes County Hospital Facilities Authority , St. Charles Health System, Inc. ,
Revenue , 2016 A , Refunding , 5% , 1/01/48 ............................... 8,440,000 9,353,546
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc. ,
Revenue , 2012 , Refunding , 5% , 12/01/29 ................................ 3,690,000 3,748,782
Jackson County School District No. 5 Ashland ,
GO, 2019, 5%, 6/15/42 ............................................. 5,970,000 7,617,899
GO, 2019, 5%, 6/15/43 ............................................. 6,495,000 8,270,668
GO, 2019, 5%, 6/15/44 ............................................. 6,000,000 7,620,420
Jackson County School District No. 6 Central Point ,
GO, 2019 B, Zero Cpn ., 6/15/40 ....................................... 705,000 400,222
GO, 2019 B, Zero Cpn ., 6/15/41 ....................................... 710,000 386,922
GO, 2019 B, Zero Cpn ., 6/15/42 ....................................... 610,000 319,335
GO, 2019 B, Zero Cpn ., 6/15/43 ....................................... 820,000 412,763
GO, 2019 B, Zero Cpn ., 6/15/44 ....................................... 1,115,000 538,322
GO, 2019 B, Zero Cpn ., 6/15/45 ....................................... 985,000 457,365
GO, 2019 B, Zero Cpn ., 6/15/46 ....................................... 1,190,000 529,181
GO, 2019 B, Zero Cpn ., 6/15/47 ....................................... 1,170,000 500,280
GO, 2019 B, Zero Cpn ., 6/15/48 ....................................... 1,320,000 542,164
GO, 2019 B, Zero Cpn ., 6/15/49 ....................................... 1,270,000 501,421
Jefferson County School District No. 509J ,
GO, 2013, Pre-Refunded, 5%, 6/15/30 .................................. 1,000,000 1,142,920
GO, 2013, Pre-Refunded, 5%, 6/15/31 .................................. 1,410,000 1,611,517
GO, 2013B, Pre-Refunded, 5%, 6/15/30 ................................. 2,000,000 2,285,840
Klamath County School District ,
GO, 2013, 5%, 6/15/29 ............................................. 1,155,000 1,309,990
GO, 2013, 5%, 6/15/30 ............................................. 1,095,000 1,241,226
GO, 2013, 5%, 6/15/31 ............................................. 1,000,000 1,132,250
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 1,120,940
Lane & Douglas Counties School District No. 28J Fern Ridge ,
GO, 2014 A, 5%, 6/15/30 ............................................ 3,175,000 3,929,221
GO, 2014 A, 5%, 6/15/33 ............................................ 2,115,000 2,597,918
GO, 2014 A, 5%, 6/15/36 ............................................ 2,000,000 2,435,760

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
a
Lebanon Rural Fire Protection District , GO , 2020 , BAM Insured , 4% , 6/15/45 .......
$ 5,000,000 $ 5,539,400
Marion & Linn Counties School District No. 14J Jefferson , GO , 2017 B , 5% , 6/15/41 .
1,360,000 1,655,093
Marion County School District No. 103 Woodburn ,
GO, 2015, 5%, 6/15/33 ............................................. 2,930,000 3,496,750
GO, 2015, 5%, 6/15/34 ............................................. 3,200,000 3,812,032
GO, 2015, 5%, 6/15/35 ............................................. 2,075,000 2,464,021
Medford Hospital Facilities Authority ,
Asante Obligated Group, Revenue, 2005A, AGM Insured, 5%, 8/15/40 .......... 10,050,000 10,100,752
Asante Obligated Group, Revenue, 2010, Refunding, AGM Insured, 5.125%, 8/15/40 25,000,000 25,132,500
Rogue Valley Manor, Revenue, 2013A, Refunding, 5%, 10/01/33 .............. 1,500,000 1,567,860
Rogue Valley Manor, Revenue, 2013A, Refunding, 5%, 10/01/42 .............. 9,420,000 9,756,765
Metro ,
County of Multnomah, Revenue, 2017, 5%, 6/15/42 ........................ 7,500,000 9,083,400
County of Multnomah, Revenue, 2017, 5%, 6/15/47 ........................ 10,950,000 13,178,434
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow ,
GO, 2017B, 5%, 6/15/37 ............................................ 7,885,000 9,801,528
GO, 2019A, Zero Cpn ., 6/15/39 ....................................... 9,500,000 5,431,720
Multnomah County School District No. 3 Parkrose ,
GO, 2011A, Pre-Refunded, 5%, 6/30/35 ................................. 2,000,000 2,103,300
GO, 2011A, Pre-Refunded, 5%, 6/30/36 ................................. 1,500,000 1,577,475
Multnomah County School District No. 40 ,
GO, 2012B, Zero Cpn ., 6/15/24 ....................................... 1,640,000 1,600,049
GO, 2012B, Zero Cpn ., 6/15/25 ....................................... 1,325,000 1,276,174
GO, 2012B, Zero Cpn ., 6/15/26 ....................................... 2,585,000 2,436,569
GO, 2012B, Zero Cpn ., 6/15/27 ....................................... 2,655,000 2,455,769
GO, 2012B, Zero Cpn ., 6/15/28 ....................................... 2,495,000 2,266,483
GO, 2012B, Zero Cpn ., 6/15/29 ....................................... 2,595,000 2,305,450
GO, 2012B, Zero Cpn ., 6/15/30 ....................................... 1,885,000 1,628,565
GO, 2012B, Zero Cpn ., 6/15/31 ....................................... 2,030,000 1,707,839
GO, 2012B, Zero Cpn ., 6/15/32 ....................................... 2,000,000 1,632,100
Multnomah County School District No. 7 Reynolds , GO , 2010 , Refunding , 5% , 6/01/35
6,605,000 6,619,069
Oregon City School District No. 62 ,
GO, 2014, Pre-Refunded, MAC Insured, 5%, 6/01/29 ....................... 440,000 520,758
GO, 2014, MAC Insured, 5%, 6/01/29 ................................... 560,000 655,525
GO, 2014, Pre-Refunded, MAC Insured, 5%, 6/01/34 ....................... 780,000 923,161
GO, 2014, MAC Insured, 5%, 6/01/34 ................................... 990,000 1,152,063
GO, 2014, Pre-Refunded, MAC Insured, 5%, 6/01/39 ....................... 550,000 650,947
GO, 2014, MAC Insured, 5%, 6/01/39 ................................... 700,000 817,600
GO, 2018 B, 5%, 6/15/49 ............................................ 20,000,000 24,718,000
Oregon Health & Science University ,
Obligated Group, Revenue, 1995A&B, NATL Insured, Zero Cpn ., 7/01/21 ........ 4,500,000 4,369,680
Obligated Group, Revenue, 2017 A, 5%, 7/01/42 .......................... 10,000,000 11,975,800
Oregon State Facilities Authority ,
CHF-Ashland LLC, Revenue, 2012, AGM Insured, 5%, 7/01/44 ............... 8,910,000 9,634,739
b
CHNW Clifton House LLC, Revenue, 144A, A, 4%, 10/01/26 ................. 1,675,000 1,617,581
b
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/36 ................. 1,670,000 1,550,044
b
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/48 ................. 4,000,000 3,526,920
Legacy Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 6/01/46 ...... 8,000,000 8,844,960
Lewis & Clark College, Revenue, 2011 A, Pre-Refunded, 5.75%, 10/01/41 ....... 30,000,000 32,211,300
Linfield College, Revenue, 2010A, 5%, 10/01/31 ........................... 2,000,000 2,016,440
Linfield College, Revenue, 2010A, 5%, 10/01/34 ........................... 2,975,000 2,997,253
Linfield College, Revenue, 2010A, 5.25%, 10/01/40 ........................ 3,750,000 3,777,600
Providence St. Joseph Health Obligated Group, Revenue, 2015 C, 5%, 10/01/45 .. 4,000,000 4,536,400
Reed Institute (The), Revenue, 2011A, Pre-Refunded, 5%, 7/01/29 ............. 1,500,000 1,505,640

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Oregon State Facilities Authority, (continued)
Reed Institute (The), Revenue, 2011A, Pre-Refunded, 4.75%, 7/01/32 .......... $ 2,000,000 $ 2,007,100
Reed Institute (The), Revenue, 2011A, Pre-Refunded, 5.125%, 7/01/41 ......... 10,000,000 10,038,600
Samaritan Health Services, Inc. Obligated Group, Revenue, 2010A, Refunding,
5.25%, 10/01/40 ................................................. 13,990,000 14,150,465
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
10/01/41 ....................................................... 7,800,000 8,668,374
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
10/01/46 ....................................................... 3,500,000 3,832,815
Willamette University, Revenue, 2016 B, Refunding, 5%, 10/01/40 ............. 1,950,000 2,168,030
Oregon State Lottery ,
Revenue, 2013A, 5%, 4/01/28 ........................................ 5,800,000 6,554,638
Revenue, 2013A, 5%, 4/01/32 ........................................ 5,000,000 5,614,350
Oregon State University , Revenue , 2015A , 5% , 4/01/45 .......................
12,500,000 14,321,625
Port of Portland ,
Airport, Revenue, TWENTY- FOUR A, 5%, 7/01/47 ......................... 4,700,000 5,336,333
Airport, Revenue, TWENTY- FOUR B, 5%, 7/01/47 ......................... 9,395,000 10,493,088
Airport, Revenue, TWENTY SIX B, Refunding, 5%, 7/01/33 .................. 650,000 811,486
Airport, Revenue, TWENTY SIX B, Refunding, 5%, 7/01/37 .................. 800,000 977,472
Airport, Revenue, TWENTY SIX B, Refunding, 5%, 7/01/40 .................. 675,000 816,932
Airport, Revenue, TWENTY SIX C, Refunding, 5%, 7/01/28 .................. 1,300,000 1,589,419
Airport, Revenue, TWENTY-FIVE A, 5%, 7/01/49 .......................... 12,425,000 14,527,310
Airport, Revenue, TWENTY-FIVE B, 5%, 7/01/44 .......................... 16,250,000 18,766,312
Airport, Revenue, TWENTY-SIX A, Refunding, 5%, 7/01/33 .................. 500,000 624,220
Airport, Revenue, TWENTY-SIX A, Refunding, 4%, 7/01/37 .................. 600,000 665,802
Airport, Revenue, TWENTY-SIX A, Refunding, 4%, 7/01/40 .................. 500,000 549,445
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/33 ............. 555,000 569,635
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/38 ............. 500,000 503,905
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/43 ............. 2,250,000 2,231,730
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/48 ............. 2,700,000 2,644,191
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/53 ............. 1,000,000 970,130
Salem Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 5/15/46 ....... 40,500,000 45,664,965
Salem-Keizer School District No. 24J , GO , 2009B , Zero Cpn ., 6/15/30 ............
8,500,000 7,321,730
Santiam Canyon School District 129J ,
GO, 2019, 5%, 6/15/39 ............................................. 1,000,000 1,275,750
GO, 2019, 5%, 6/15/44 ............................................. 2,330,000 2,926,061
Seaside School District No. 10 ,
GO, 2017B, 5%, 6/15/35 ............................................ 2,000,000 2,494,740
GO, 2017B, 5%, 6/15/36 ............................................ 2,500,000 3,107,025
State of Oregon ,
GO, 2007 A, 4.7%, 8/01/42 ........................................... 3,050,000 3,056,954
GO, 2008B, 5%, 8/01/38 ............................................ 1,020,000 1,023,570
GO, 2015 M, 5%, 8/01/45 ............................................ 3,315,000 3,899,700
GO, 2015 O, 5%, 8/01/40 ............................................ 7,005,000 8,298,053
GO, 2017 A, 5%, 5/01/42 ............................................ 10,000,000 12,261,500
GO, 2017 H, 5%, 8/01/42 ............................................ 15,000,000 18,500,250
GO, 2019 A, 5%, 5/01/44 ............................................ 5,000,000 6,382,650
GO, 2019 G, 5%, 8/01/44 ............................................ 25,370,000 32,550,978
GO, H, Pre-Refunded, 5%, 5/01/36 .................................... 1,000,000 1,092,250
GO, L, Refunding, 5%, 8/01/42 ........................................ 3,270,000 4,033,054
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 5%, 11/15/37 12,500,000 16,325,750
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 5%, 11/15/42 30,000,000 38,538,600
Housing & Community Services Department, Revenue, 2010C, 4.75%, 7/01/42 ... 220,000 220,216
Housing & Community Services Department, Revenue, 2018 B, 2.9%, 7/01/43 .... 30,000,000 31,226,100

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
State of Oregon, (continued)
Housing & Community Services Department, Revenue, 2019A, 2.9%, 7/01/43 .... $ 13,905,000 $ 14,546,577
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO, 2018 B, 5%, 6/15/36 ............................................ 2,850,000 3,635,061
GO, 2018 B, 5%, 6/15/37 ............................................ 2,520,000 3,203,928
Tri-County Metropolitan Transportation District of Oregon ,
Revenue, 2012 A, Pre-Refunded, 5%, 9/01/37 ............................ 11,000,000 12,191,190
Revenue, 2015 A, Pre-Refunded, 5%, 9/01/40 ............................ 6,000,000 7,459,920
Revenue, 2018 A, 5%, 10/01/32 ....................................... 6,865,000 8,609,740
Revenue, 2018 A, 4%, 9/01/48 ........................................ 7,850,000 8,894,600
Revenue, 2018 A, 5%, 9/01/48 ........................................ 18,505,000 22,698,788
Revenue, Senior Lien, 2017 A, 5%, 9/01/41 .............................. 18,650,000 23,005,334
Umatilla County School District No. 16R Pendleton , GO , 2014A , Pre-Refunded , 5% ,
6/15/37 ......................................................... 4,970,000 5,913,008
University of Oregon ,
Revenue, 2015A, 5%, 4/01/45 ........................................ 20,000,000 22,874,800
Revenue, 2016 A, 5%, 4/01/46 ........................................ 11,690,000 13,619,785
Revenue, 2020A, 5%, 4/01/50 ........................................ 20,000,000 25,141,400
b
Warm Springs Reservation Confederated Tribe ,
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/33 ......................... 250,000 307,562
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/34 ......................... 200,000 244,394
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/36 ......................... 750,000 905,903
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/39 ......................... 700,000 838,110
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO, 2017, 5%, 6/15/36 ............................................. 9,400,000 11,718,040
GO, 2017, 5%, 6/15/37 ............................................. 6,000,000 7,458,360
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, 2014B, 5%, 6/15/33 ............................................ 8,000,000 9,362,480
GO, 2014B, 5%, 6/15/34 ............................................ 11,000,000 12,849,430
GO, 2017D, 5%, 6/15/35 ............................................ 10,000,000 12,511,800
GO, 2017D, 5%, 6/15/36 ............................................ 10,000,000 12,466,000
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn ., 6/15/38 ....................................... 2,350,000 1,297,294
GO, 2018 A, Zero Cpn ., 6/15/39 ....................................... 3,275,000 1,726,482
Washington County School District No. 15 Forest Grove ,
GO, 2012B, Zero Cpn ., 6/15/29 ....................................... 2,545,000 2,238,811
GO, 2012B, Zero Cpn ., 6/15/30 ....................................... 2,490,000 2,129,921
GO, 2012B, Zero Cpn ., 6/15/31 ....................................... 3,140,000 2,612,920
Yachats Rural Fire Protection District , GO , 2017 , AGM Insured , 5% , 6/15/47 .......
1,600,000 1,918,608
1,210,245,514
U.S. Territories 1.0%
Puerto Rico 1.0%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
6,000,000 6,025,200
c
Puerto Rico Electric Power Authority , Revenue , WW-RSA-1 , 5.25% , 7/01/33 .......
9,690,000 6,007,800
12,033,000
Total U.S. Territories .................................................................... 12,033,000
Total Municipal Bonds (Cost $1,141,025,964) ...................................
1,222,278,514
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 140 .
Short Term Investments 4.0%
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 4.0%
Oregon 4.0%
d
Oregon State Facilities Authority ,
PeaceHealth Obligated Group, Revenue, 2018 A, Refunding, LOC US Bank NA,
Daily VRDN and Put, 0.06%, 8/01/34 ................................. $ 8,300,000 $ 8,300,000
PeaceHealth Obligated Group, Revenue, 2018 B, Refunding, LOC TD Bank NA,
Daily VRDN and Put, 0.06%, 8/01/34 ................................. 43,430,000 43,430,000
51,730,000
Total Municipal Bonds (Cost $51,730,000) ......................................
51,730,000
a
Total Investments (Cost $1,192,755,964) 99.7% ..................................
$1,274,008,514
Other Assets, less Liabilities 0.3% .............................................
3,495,836
Net Assets 100.0% ...........................................................
$1,277,504,350
a
Security purchased on a when-issued basis.
b
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At May 31, 2020, the aggregate value of these securities was $8,990,514, representing 0.7% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Pennsylvania Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 94.7%
Pennsylvania 94.1%
Abington School District , GO , 2017 A , 4% , 10/01/42 .........................
$ 12,000,000 $ 13,575,600
Allegheny County Higher Education Building Authority ,
Duquesne University of the Holy Spirit, Revenue, 2011A, Pre-Refunded, 5.5%,
3/01/31 ........................................................ 3,000,000 3,118,650
Robert Morris University, Revenue, 2016, Refunding, 5%, 10/15/38 ............ 2,080,000 2,112,739
Robert Morris University, Revenue, 2017, 5%, 10/15/37 ..................... 1,000,000 1,020,320
Robert Morris University, Revenue, 2017, 5%, 10/15/47 ..................... 1,625,000 1,627,876
Allegheny County Sanitary Authority ,
Revenue, 2010, AGM Insured, 5%, 6/01/40 .............................. 5,000,000 5,110,850
Revenue, 2018, 5%, 6/01/43 ......................................... 9,785,000 11,913,237
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/42 ........................................................ 1,000,000 997,330
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/47 ........................................................ 600,000 589,524
Highlands at Wyomissing Obligated Group, Revenue, 2017 C, 5%, 5/15/37 ...... 1,245,000 1,257,338
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/38 1,030,000 1,037,787
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/48 1,000,000 980,780
Berks County Municipal Authority (The) , Tower Health Obligated Group , Revenue , 2012
A , 5% , 11/01/44 ................................................... 10,000,000 10,174,100
Bucks County Industrial Development Authority ,
George School, Revenue, 2011, 5%, 9/15/41 ............................. 5,000,000 5,285,400
St. Luke's Hospital Obligated Group, Revenue, 2019, 4%, 8/15/44 ............. 1,500,000 1,603,950
Bucks County Water and Sewer Authority ,
Revenue, 2010A, Pre-Refunded, AGM Insured, 5%, 12/01/35 ................. 2,500,000 2,560,500
Revenue, 2011, Pre-Refunded, AGM Insured, 5%, 12/01/41 .................. 10,000,000 10,725,100
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015A , Refunding , 5% , 7/01/39 ....................................... 1,625,000 1,716,065
Canon Mcmillan School District ,
GO, 2019, Refunding, BAM Insured, 4%, 6/01/44 .......................... 6,075,000 6,749,811
GO, 2019, Refunding, BAM Insured, 4%, 6/01/46 .......................... 7,680,000 8,514,662
GO, 2019, Refunding, BAM Insured, 4%, 6/01/48 .......................... 5,250,000 5,812,118
GO, 2019, Refunding, BAM Insured, 4%, 6/01/50 .......................... 6,000,000 6,628,980
Centennial School District Bucks County , GO , 2010A , Refunding , 5% , 12/15/37 .....
5,855,000 6,007,757
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2011 , Pre-
Refunded , 5.375% , 12/01/41 ......................................... 3,000,000 3,227,280
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/42 ....................................................... 1,215,000 1,417,298
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 4%,
11/15/47 ....................................................... 1,840,000 1,989,684
Chester County Health and Education Facilities Authority , Main Line Health System,
Inc. Obligated Group , Revenue , 2020A , 4% , 9/01/50 ....................... 4,500,000 5,090,220
Chester County Industrial Development Authority ,
University Student Housing LLC, Revenue, 2013A, 5%, 8/01/35 ............... 500,000 507,955
University Student Housing LLC, Revenue, 2013A, 5%, 8/01/45 ............... 1,500,000 1,508,340
City of Bethlehem , GO , 2011B , Pre-Refunded , AGM Insured , 6.5% , 12/01/32 .......
4,970,000 5,260,099
City of Philadelphia ,
GO, 2013A, Pre-Refunded, 5.25%, 7/15/33 .............................. 5,000,000 5,282,200
GO, 2019B, 5%, 2/01/36 ............................................ 3,300,000 4,170,408
GO, 2019B, 5%, 2/01/37 ............................................ 4,950,000 6,231,209
GO, 2019B, 5%, 2/01/38 ............................................ 2,500,000 3,136,550
GO, 2019B, 5%, 2/01/39 ............................................ 2,500,000 3,127,025
Airport, Revenue, 2010A, AGM Insured, 5%, 6/15/35 ....................... 5,000,000 5,013,100
Airport, Revenue, 2010A, AGM Insured, 5%, 6/15/40 ....................... 5,000,000 5,012,300

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
City of Philadelphia, (continued)
Airport, Revenue, 2017 B, Refunding, 5%, 7/01/42 ......................... $ 10,000,000 $ 11,271,300
Water & Wastewater, Revenue, Pre-Refunded, AGM Insured, 5%, 8/01/35 ....... 7,000,000 7,055,714
Water & Wastewater, Revenue, 2011A, 5%, 1/01/41 ........................ 13,000,000 13,273,390
Water & Wastewater, Revenue, 2013 A, 5.125%, 1/01/43 .................... 5,000,000 5,290,950
Water & Wastewater, Revenue, 2015A, 5%, 7/01/40 ........................ 10,000,000 11,377,700
Water & Wastewater, Revenue, 2015A, 5%, 7/01/45 ........................ 5,000,000 5,657,050
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/42 ...................... 10,000,000 12,035,400
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/47 ...................... 5,000,000 5,964,700
Water & Wastewater, Revenue, 2018 A, 5%, 10/01/43 ...................... 5,000,000 6,132,550
Water & Wastewater, Revenue, 2019 B, 5%, 11/01/49 ...................... 5,000,000 6,167,250
Commonwealth Financing Authority ,
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2010B, 5%, 6/01/32 ............................ 5,000,000 5,000,000
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2015 A, 5%, 6/01/34 ........................... 10,000,000 11,773,200
County of Allegheny ,
GO, C-65, Pre-Refunded, 5.375%, 5/01/31 ............................... 2,840,000 2,975,468
GO, C-65, 5.375%, 5/01/31 .......................................... 2,160,000 2,254,046
County of Chester ,
GO, 2020, 4%, 7/15/37 ............................................. 1,000,000 1,166,150
GO, 2020, 4%, 7/15/39 ............................................. 1,120,000 1,299,211
GO, 2020, 4%, 7/15/40 ............................................. 1,330,000 1,539,994
County of Lackawanna ,
GO, 2010B, Pre-Refunded, AGM Insured, 5%, 9/01/30 ...................... 5,075,000 5,132,195
GO, 2010B, AGM Insured, 5%, 9/01/30 ................................. 3,025,000 3,057,579
GO, 2010B, Pre-Refunded, AGM Insured, 5%, 9/01/35 ...................... 4,765,000 4,818,702
GO, 2010B, AGM Insured, 5%, 9/01/35 ................................. 2,735,000 2,764,100
Cumberland County Municipal Authority , Dickinson College , Revenue , 2012 , 5% ,
11/01/42 ........................................................ 4,500,000 4,872,105
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,544,875
Dauphin County General Authority , UPMC Obligated Group , Revenue , 2012A , 5% ,
6/01/42 ......................................................... 15,590,000 16,328,654
Delaware County Authority ,
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/27 .............. 3,040,000 3,056,021
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/32 .............. 1,620,000 1,588,523
Neumann University, Revenue, 2010, 5%, 10/01/25 ........................ 1,250,000 1,242,987
Neumann University, Revenue, 2010, 5.25%, 10/01/31 ...................... 1,250,000 1,246,950
Villanova University, Revenue, 2015, 4%, 8/01/45 .......................... 2,120,000 2,254,154
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,243,174
Delaware County Vocational & Technical School Authority , Delaware County
Intermediate Unit , Revenue , 2013 , BAM Insured , 5% , 11/01/38 ................ 1,250,000 1,412,650
East Hempfield Township Industrial Development Authority ,
Student Services, Inc., Revenue, 2013, 5%, 7/01/45 ........................ 3,250,000 3,256,760
Student Services, Inc., Revenue, 2015, 5%, 7/01/47 ........................ 3,750,000 3,758,925
Erie City Water Authority , Revenue , 2016 , Refunding , 5% , 12/01/43 ..............
6,000,000 7,225,740
Erie Parking Authority (The) ,
Revenue, 2010, Pre-Refunded, AGM Insured, 5.125%, 9/01/32 ............... 1,100,000 1,113,299
Revenue, 2010, AGM Insured, 5.125%, 9/01/32 ........................... 3,150,000 3,180,114

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Falls Township Authority , Revenue , 2011 , Refunding , 5% , 12/01/41 ..............
$ 2,210,000 $ 2,352,457
Franklin County Industrial Development Authority , Summit Health Obligated Group ,
Revenue , 2010 , Pre-Refunded , 5.375% , 7/01/42 .......................... 10,000,000 10,041,000
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2017 A-1 ,
Refunding , 5% , 2/15/45 ............................................. 19,055,000 22,168,396
General Authority of Southcentral Pennsylvania ,
WellSpan Health Obligated Group, Revenue, 2014A, Refunding, 5%, 6/01/44 ..... 11,955,000 13,188,756
York College of Pennsylvania, Revenue, 2011, Pre-Refunded, 5.75%, 11/01/41 ... 9,500,000 9,958,660
Hospitals & Higher Education Facilities Authority of Philadelphia (The) , Children's
Hospital of Philadelphia Obligated Group , Revenue , 2011C , 5% , 7/01/41 ........ 5,000,000 5,157,050
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,793,165
Lancaster Industrial Development Authority ,
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/44 ...... 1,850,000 2,019,849
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/49 ...... 2,300,000 2,502,699
Latrobe Industrial Development Authority , St. Vincent College Corp. , Revenue , 2013 ,
5% , 5/01/43 ...................................................... 4,120,000 4,220,734
Lehigh County Authority , Revenue , 2013A , 5% , 12/01/43 ......................
5,240,000 5,935,086
Lycoming County Authority ,
Lycoming College, Revenue, 2013 MM1, 5.25%, 11/01/38 ................... 1,400,000 1,610,126
Lycoming College, Revenue, 2013 MM1, 5.25%, 11/01/43 ................... 1,495,000 1,715,572
Monroe County Hospital Authority , Lehigh Valley Health Network Obligated Group ,
Revenue , 2012A , Pre-Refunded , 5% , 1/01/41 ............................. 4,000,000 4,291,600
Montgomery County Higher Education and Health Authority ,
Thomas Jefferson University Obligated Group, Revenue, 2018 A, Refunding, 5%,
9/01/43 ........................................................ 3,000,000 3,377,550
Thomas Jefferson University Obligated Group, Revenue, 2019, Refunding, 4%,
9/01/44 ........................................................ 10,000,000 10,529,400
Montgomery County Industrial Development Authority ,
Einstein Medical Center Montgomery, Revenue, 2010, Pre-Refunded, FHA Insured,
5.375%, 8/01/38 ................................................. 4,995,000 5,037,907
Main Line Health System, Inc. Obligated Group, Revenue, 2012A, Pre-Refunded,
5%, 10/01/41 ................................................... 9,600,000 10,447,104
Meadowood Corp. Obligated Group (The), Revenue, 2018A, Refunding, 5%,
12/01/38 ....................................................... 2,500,000 2,406,550
Waverly Heights Ltd. Obligated Group, Revenue, 2019, Refunding, 5%, 12/01/49 .. 2,000,000 2,074,880
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group, Revenue, 2010B, 5.5%, 8/15/33 ........... 2,200,000 2,213,860
St. Luke's Hospital Obligated Group, Revenue, 2016 A, Refunding, 5%, 8/15/46 ... 10,000,000 11,201,700
St. Luke's Hospital Obligated Group, Revenue, 2018A, Refunding, 5%, 8/15/43 ... 2,285,000 2,649,960
St. Luke's Hospital Obligated Group, Revenue, 2018A, Refunding, 5%, 8/15/48 ... 2,500,000 2,881,475
Northeastern Pennsylvania Hospital and Education Authority ,
King's College, Revenue, 2019, 5%, 5/01/44 ............................. 1,000,000 1,045,050
Wilkes University, Revenue, 2012A, 5.25%, 3/01/42 ........................ 2,400,000 2,401,992
Pennsylvania Economic Development Financing Authority ,
Aqua Pennsylvania, Inc., Revenue, 2010B, 5%, 12/01/43 .................... 25,000,000 25,333,000
UPMC Obligated Group, Revenue, 2014A, 5%, 2/01/45 ..................... 5,000,000 5,419,200
UPMC Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/42 ........... 5,000,000 5,302,800
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/45 ..................... 8,835,000 9,425,531
Pennsylvania Higher Educational Facilities Authority ,
Bryn Mawr College, Revenue, 2014, Refunding, 5%, 12/01/44 ................ 6,365,000 7,221,793
Bryn Mawr College, Revenue, 2019, Refunding, 4%, 12/01/44 ................ 1,000,000 1,162,550
Bryn Mawr College, Revenue, 2019, Refunding, 4%, 12/01/48 ................ 2,500,000 2,894,025
Edinboro University Foundation, Revenue, 2010, Pre-Refunded, 6%, 7/01/43 ..... 3,500,000 3,515,610

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, (continued)
Foundation for Indiana University of Pennsylvania (The), Revenue, 2012A, Pre-
Refunded, 5%, 7/01/41 ............................................ $ 1,250,000 $ 1,368,463
Gwynedd Mercy University, Revenue, 2012-KK1, 5.375%, 5/01/42 ............. 1,800,000 1,849,788
Shippensburg University of Pennsylvania, Revenue, 2011, Pre-Refunded, 6.25%,
10/01/43 ....................................................... 7,000,000 7,540,890
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/35 ....................................................... 1,400,000 1,553,734
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/44 ....................................................... 2,000,000 2,219,620
St. Francis University, Revenue, 2011-JJ2, Pre-Refunded, 6.25%, 11/01/41 ...... 3,840,000 4,166,707
St. Joseph's University, Revenue, 2010A, Refunding, 5%, 11/01/40 ............ 15,000,000 15,292,650
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2012, 5%, 4/01/42 ...................................... 15,000,000 15,945,000
Thomas Jefferson University Obligated Group, Revenue, 2015A, Refunding, 5%,
9/01/45 ........................................................ 7,465,000 8,018,007
Trustees of the University of Pennsylvania (The), Revenue, 2011A, Pre-Refunded,
5%, 9/01/41 .................................................... 25,000,000 25,895,500
Trustees of the University of Pennsylvania (The), Revenue, 2017A, 5%, 8/15/36 ... 2,750,000 3,334,925
Trustees of the University of Pennsylvania (The), Revenue, 2017A, 5%, 8/15/46 ... 14,000,000 16,669,940
Trustees of the University of Pennsylvania (The), Revenue, 2018A, 4%, 2/15/43 ... 12,575,000 14,112,797
Trustees of the University of Pennsylvania (The), Revenue, 2018A, 5%, 2/15/48 ... 5,000,000 6,062,650
University of Pennsylvania Health System Obligated Group (The), Revenue, 2011A,
Pre-Refunded, 5.75%, 8/15/41 ...................................... 3,950,000 4,213,228
University of Pennsylvania Health System Obligated Group (The), Revenue, 2015,
Refunding, 5%, 8/15/40 ............................................ 6,475,000 7,392,702
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/42 .................................................... 5,000,000 5,506,250
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
5%, 8/15/42 .................................................... 9,000,000 10,586,430
University of Pennsylvania Health System Obligated Group (The), Revenue, 2019,
4%, 8/15/44 .................................................... 6,000,000 6,704,940
University of Pennsylvania Health System Obligated Group (The), Revenue, 2019,
4%, 8/15/49 .................................................... 3,000,000 3,294,630
University of Sciences, Revenue, 2012, 5%, 11/01/42 ....................... 5,000,000 4,776,850
University Properties, Inc., Revenue, 2010, 5%, 7/01/42 ..................... 5,500,000 5,507,205
University Properties, Inc., Revenue, 2016A, Refunding, 5%, 7/01/35 ........... 1,000,000 1,022,120
UPMC Obligated Group, Revenue, 2010E, 5%, 5/15/31 ..................... 9,485,000 9,505,582
Pennsylvania Housing Finance Agency ,
Revenue, 2019-129, 3.4%, 10/01/49 ................................... 6,000,000 6,313,740
Revenue, 2019-130A, 3%, 10/01/46 .................................... 5,000,000 5,209,350
a
Revenue, 2020-132 A, 2.55%, 10/01/41 ................................. 11,280,000 11,296,582
Pennsylvania State University (The) ,
Revenue, 2015A, 5%, 9/01/40 ........................................ 10,490,000 12,351,136
Revenue, 2016A, 5%, 9/01/41 ........................................ 10,000,000 11,909,000
Revenue, 2017A, 5%, 9/01/42 ........................................ 15,750,000 19,173,577
Revenue, 2017A, 5%, 9/01/47 ........................................ 10,000,000 12,096,700
Revenue, 2018, 5%, 9/01/48 ......................................... 5,955,000 7,354,425
Revenue, 2019 A, 5%, 9/01/45 ........................................ 5,475,000 6,923,794
Revenue, 2019 A, 5%, 9/01/46 ........................................ 5,780,000 7,303,608
Revenue, 2019 A, 5%, 9/01/49 ........................................ 6,720,000 8,463,706
Revenue, 2020A, 4%, 9/01/50 ........................................ 5,000,000 5,762,800
Pennsylvania Turnpike Commission ,
Revenue, 2011A, Pre-Refunded, 5.5%, 12/01/41 .......................... 5,000,000 5,132,150
Revenue, 2013 C, Pre-Refunded, 5%, 12/01/43 ........................... 7,595,000 8,859,036
Revenue, 2013 C, 5%, 12/01/43 ....................................... 2,405,000 2,643,143

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Turnpike Commission, (continued)
Revenue, 2018A, 5%, 12/01/48 ....................................... $ 18,600,000 $ 22,582,632
Philadelphia Authority for Industrial Development ,
Beech International LLC, Revenue, 2010A, 5.625%, 6/15/42 ................. 4,000,000 4,003,760
Children's Hospital of Philadelphia Obligated Group, Revenue, 2014 A, 5%, 7/01/42 5,000,000 5,559,200
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2015, Refunding, 5%, 4/01/40 ............................. 5,000,000 5,695,750
Thomas Jefferson University Obligated Group, Revenue, 2017 A, Refunding, 5%,
9/01/47 ........................................................ 11,150,000 12,273,363
Philadelphia Gas Works Co. ,
Revenue, 14TH, Refunding, 5%, 10/01/32 ............................... 1,000,000 1,170,670
Revenue, 15TH, Refunding, 5%, 8/01/42 ................................ 5,000,000 5,759,800
Revenue, 15TH, Refunding, 5%, 8/01/47 ................................ 6,000,000 6,868,500
Revenue, NINTH, Pre-Refunded, 5.25%, 8/01/40 .......................... 2,230,000 2,248,710
Revenue, NINTH, 5.25%, 8/01/40 ..................................... 3,490,000 3,517,850
Philadelphia Housing Authority , Revenue , 2002A , AGM Insured , 5% , 12/01/21 ......
5,000,000 5,018,150
Pine-Richland School District , GO , 2010 , AGC Insured , 5% , 3/01/39 .............
15,130,000 15,252,704
Pocono Mountains Industrial Park Authority , St. Luke's Hospital Obligated Group ,
Revenue , 2015A , 5% , 8/15/40 ........................................ 5,000,000 5,514,100
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,157,160
South Fork Municipal Authority , 1086 Franklin - MMC, Inc. , Revenue , 2005B , Pre-
Refunded , AGC Insured , 5.375% , 7/01/35 ............................... 10,000,000 10,041,800
State College Area School District ,
GO, 2015, 5%, 3/15/40 ............................................. 16,400,000 19,338,716
GO, 2018, 5%, 5/15/37 ............................................. 1,075,000 1,364,240
GO, 2018, 5%, 5/15/44 ............................................. 3,500,000 4,369,785
State Public School Building Authority ,
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGM Insured,
5%, 6/01/32 .................................................... 7,095,000 8,443,334
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGM Insured,
5%, 6/01/33 .................................................... 3,000,000 3,554,010
Swarthmore Borough Authority , Swarthmore College , Revenue , 2013 , 5% , 9/15/43 ..
1,000,000 1,137,120
a
Township of Moon , GO , 2020 A , 4% , 11/15/50 ..............................
3,270,000 3,646,312
Union County Higher Educational Facilities Financing Authority , Bucknell University ,
Revenue , 2012A , 5% , 4/01/42 ........................................ 5,000,000 5,396,350
1,018,170,180
U.S. Territories 0.6%
Puerto Rico 0.6%
b
Puerto Rico Electric Power Authority , Revenue , XX-RSA-1 , 5.25% , 7/01/40 ........
10,000,000 6,200,000
Total Municipal Bonds (Cost $983,182,625) .....................................
1,024,370,180
a a a a
Short Term Investments 5.4%
Municipal Bonds 5.4%
Pennsylvania 5.4%
c
Geisinger Authority ,
Geisinger Health System Obligated Group, Revenue, 2005A, SPA TD Bank NA, Daily
VRDN and Put, 0.06%, 5/15/35 ...................................... 10,200,000 10,200,000
Geisinger Health System Obligated Group, Revenue, 2013 A, SPA TD Bank NA,
Daily VRDN and Put, 0.06%, 10/01/43 ................................ 36,000,000 36,000,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 140 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
c
Hospitals & Higher Education Facilities Authority of Philadelphia (The) , Children's
Hospital of Philadelphia Obligated Group , Revenue , 2011 B , SPA Bank of America
NA , Daily VRDN and Put , 0.06% , 7/01/41 ................................ $ 10,685,000 $ 10,685,000
c
Pennsylvania Higher Educational Facilities Authority , Drexel University , Revenue , B ,
LOC TD Bank NA , Daily VRDN and Put , 0.05% , 5/01/30 ..................... 1,900,000 1,900,000
58,785,000
Total Municipal Bonds (Cost $58,785,000) ......................................
58,785,000
a
Total Investments (Cost $1,041,967,625) 100.1% ................................
$1,083,155,180
Other Assets, less Liabilities (0.1)% ...........................................
(1,255,244)
Net Assets 100.0% ...........................................................
$1,081,899,936
a
Security purchased on a when-issued basis.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), May 31, 2020
Franklin Virginia Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 90.7%
Virginia 85.4%
Alexandria Industrial Development Authority , Goodwin House, Inc. Obligated Group ,
Revenue , 2015 , Refunding , 5% , 10/01/45 ................................ $ 975,000 $ 986,758
Arlington County Industrial Development Authority , Virginia Hospital Center Arlington
Health System , Revenue , 2020 , Refunding , 4% , 7/01/45 .................... 2,000,000 2,165,920
Chesapeake Hospital Authority ,
Obligated Group, Revenue, 2019, Refunding, 4%, 7/01/39 ................... 1,000,000 1,040,430
Obligated Group, Revenue, 2019, Refunding, 4%, 7/01/43 ................... 4,000,000 4,122,360
Chesterfield County Economic Development Authority ,
Bon Secours Health System, Inc. Obligated Group, Revenue, 2008 C-2, Pre-
Refunded, AGC Insured, 5%, 11/01/42 ................................ 8,000,000 8,152,640
Bon Secours Health System, Inc. Obligated Group, Revenue, 2008C-1, Pre-
Refunded, AGM Insured, 5%, 11/01/42 ................................ 2,250,000 2,292,930
City of Bristol , Revenue , 2001 , AGM Insured , ETM, 5% , 7/15/21 ................
530,000 544,824
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 .......
4,850,000 5,054,525
City of Norfolk ,
GO, 2012 C, Pre-Refunded, 5%, 10/01/42 ............................... 7,825,000 8,139,878
GO, 2013A, Pre-Refunded, 5%, 8/01/32 ................................. 5,845,000 6,725,374
GO, 2016A, Pre-Refunded, 5%, 10/01/41 ................................ 1,040,000 1,339,499
GO, 2016A, Pre-Refunded, 5%, 10/01/46 ................................ 2,500,000 3,219,950
GO, 2019, Pre-Refunded, 5%, 8/01/44 .................................. 3,995,000 5,438,953
Water, Revenue, 2018, 5%, 11/01/43 ................................... 6,920,000 8,573,119
Water, Revenue, 2018, 5%, 11/01/47 ................................... 6,925,000 8,541,433
City of Portsmouth ,
GO, 2012A, Pre-Refunded, 5%, 7/15/41 ................................. 5,990,000 6,595,110
GO, 2012A, 5%, 7/15/41 ............................................ 4,010,000 4,370,298
City of Richmond ,
Public Utility, Revenue, 2013A, Pre-Refunded, 5%, 1/15/43 .................. 10,000,000 11,247,800
Public Utility, Revenue, 2016 A, Refunding, 5%, 1/15/33 ..................... 10,000,000 12,352,200
City of Suffolk ,
GO, 2011, Pre-Refunded, 5%, 2/01/41 .................................. 10,000,000 10,314,083
GO, 2012, Pre-Refunded, 5%, 6/01/42 .................................. 10,000,000 10,483,100
County of Fairfax , Sewer , Revenue , 2017 , 5% , 7/15/37 .......................
2,760,000 3,448,261
County of Smyth , GO , 2011 A , Pre-Refunded , 5% , 11/01/31 ....................
4,145,000 4,425,782
Fairfax County Economic Development Authority ,
Revenue, 2017, 5%, 4/01/42 ......................................... 5,085,000 6,153,003
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/36 4,865,000 5,021,750
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Refunding, 4%, 10/01/42 1,500,000 1,332,825
Fairfax County Industrial Development Authority ,
Inova Health System Obligated Group, Revenue, 2014 A, 5%, 5/15/44 .......... 2,500,000 2,765,350
Inova Health System Obligated Group, Revenue, 2018 A, Refunding, 4%, 5/15/48 . 5,000,000 5,579,100
Fairfax County Water Authority ,
Revenue, 2017, Refunding, 5%, 4/01/43 ................................. 3,510,000 4,301,049
Revenue, 2017, Refunding, 5%, 4/01/47 ................................. 5,000,000 6,112,150
Farmville Industrial Development Authority , Longwood Housing Foundation LLC ,
Revenue , 2018 A , Refunding , 5% , 1/01/48 ............................... 5,000,000 5,061,950
Hampton Roads Sanitation District ,
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/31 ............................ 6,200,000 7,939,038
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/33 ............................ 5,115,000 6,549,706
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/43 ............................ 11,840,000 15,161,002

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Hampton Roads Transportation Accountability Commission , Revenue, Senior Lien ,
2018 A , 5% , 7/01/48 ................................................ $ 20,000,000 $ 24,637,000
Henrico County Economic Development Authority , Bon Secours Health System, Inc.
Obligated Group , Revenue , 2013C , Pre-Refunded , 5% , 11/01/30 .............. 7,000,000 7,787,080
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group, Revenue, 2017A, 5%, 1/01/42 . 2,000,000 1,933,300
Washington & Lee University (The), Revenue, 2013, Pre-Refunded, 5%, 1/01/43 .. 10,000,000 10,762,000
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/35 .... 1,105,000 1,395,626
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/48 .... 1,500,000 1,854,780
Loudoun County Sanitation Authority , Revenue , 2015 A , Refunding , 5% , 1/01/29 ....
4,770,000 5,735,400
Lynchburg Economic Development Authority , Centra Health Obligated Group , Revenue ,
2017 A , Refunding , 5% , 1/01/47 ....................................... 4,500,000 5,070,060
Montgomery County Economic Development Authority ,
Virginia Tech Foundation, Inc., Revenue, 2019A, 4%, 6/01/36 ................. 1,200,000 1,433,064
Virginia Tech Foundation, Inc., Revenue, 2019A, 4%, 6/01/37 ................. 500,000 594,960
Virginia Tech Foundation, Inc., Revenue, 2019A, 4%, 6/01/38 ................. 1,750,000 2,075,518
Norfolk Airport Authority ,
Revenue, 2019, 5%, 7/01/37 ......................................... 1,000,000 1,162,510
Revenue, 2019, 5%, 7/01/39 ......................................... 800,000 924,496
Revenue, 2019, 5%, 7/01/43 ......................................... 2,925,000 3,373,929
Northern Virginia Transportation Authority , Special Tax , 2014 , 5% , 6/01/33 .........
3,000,000 3,513,060
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,365,823
Prince William County Industrial Development Authority ,
George Mason University Foundation Prince William Life Sciences LAB LLC,
Revenue, 2011AA, Pre-Refunded, 5.125%, 9/01/41 ....................... 3,200,000 3,394,144
Novant Health Obligated Group, Revenue, 2013B, Refunding, 5%, 11/01/46 ...... 10,000,000 10,625,000
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 .........
6,215,000 7,521,579
Roanoke Economic Development Authority ,
Carilion Clinic Obligated Group, Revenue, 2005B, Pre-Refunded, AGM Insured, 5%,
7/01/38 ........................................................ 50,000 50,190
Carilion Clinic Obligated Group, Revenue, 2005B, AGM Insured, 5%, 7/01/38 ..... 3,950,000 3,965,168
Carilion Clinic Obligated Group, Revenue, 2010, Refunding, 5%, 7/01/33 ........ 10,615,000 10,656,186
Carilion Clinic Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/51 ....... 10,055,000 11,018,973
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 999,805
Stafford County & Staunton Industrial Development Authority , Revenue , 2007E , AGC
Insured , 5% , 8/01/37 ............................................... 960,000 960,096
University of Virginia ,
Revenue, 2013A, Pre-Refunded, 5%, 6/01/43 ............................. 15,000,000 17,140,800
Revenue, 2017 A, Refunding, 5%, 4/01/47 ............................... 9,630,000 11,709,310
Upper Occoquan Sewage Authority , Revenue , 2016 B , Refunding , 4% , 7/01/35 .....
6,165,000 7,091,908
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/40 ............................................ 1,750,000 1,839,145
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/44 ............................................ 2,215,000 2,315,295
Virginia College Building Authority ,
Revenue, 2016 A, Refunding, 5%, 9/01/27 ............................... 4,000,000 5,047,040
Revenue, 2016A, 4%, 2/01/30 ........................................ 7,000,000 8,120,350
Revenue, 2019A, 4%, 2/01/34 ........................................ 5,000,000 5,932,300
Washington & Lee University (The), Revenue, 2015A, Refunding, 5%, 1/01/40 .... 5,000,000 5,684,050
Virginia Commonwealth Transportation Board ,
Revenue, 2016, 5%, 9/15/30 ......................................... 2,260,000 2,838,831

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Commonwealth Transportation Board, (continued)
Revenue, 2016, 5%, 9/15/31 ......................................... $ 4,000,000 $ 5,004,960
Revenue, 2019, 4%, 5/15/40 ......................................... 13,060,000 15,462,779
Virginia Housing Development Authority , Revenue , 2018 D , 3.8% , 10/01/43 ........
3,805,000 4,166,285
Virginia Public Building Authority , Revenue , 2019A , 4% , 8/01/35 ................
1,250,000 1,515,887
Virginia Public School Authority ,
Revenue, 2014 B, Refunding, 5%, 8/01/24 ............................... 10,000,000 11,937,100
Revenue, 2018 B, 5%, 8/01/30 ........................................ 5,280,000 6,891,456
Revenue, 2019A, 5%, 8/01/30 ........................................ 3,535,000 4,739,622
Revenue, 2019A, 5%, 8/01/31 ........................................ 2,625,000 3,494,820
County of Prince William, Revenue, 2018, 4%, 3/01/33 ...................... 5,795,000 6,902,888
County of Prince William, Revenue, 2019 A, 3%, 10/01/38 ................... 5,455,000 6,040,158
Virginia Resources Authority ,
Revenue, 2008, 5%, 11/01/38 ........................................ 135,000 135,371
Revenue, 2011B, Pre-Refunded, 5%, 11/01/41 ............................ 9,410,000 10,033,507
Revenue, 2015 A, 5%, 11/01/38 ....................................... 5,165,000 6,168,404
Revenue, 2015B, Refunding, 5%, 11/01/45 ............................... 5,255,000 6,212,514
Revenue, 2018C, Refunding, 5%, 11/01/48 .............................. 7,655,000 9,648,362
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2012, 5%, 1/01/40 ............. 2,400,000 2,447,760
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 1/01/44 ............. 2,500,000 2,547,825
Bon Secours Mercy Health, Inc., Revenue, 2020A, Refunding, 4%, 12/01/49 ..... 5,000,000 5,480,100
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/47 ... 6,600,000 6,940,824
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/38 ... 4,000,000 4,485,440
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 ... 8,730,000 9,763,807
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,614,200
522,714,995
U.S. Territories 5.3%
District of Columbia 3.9%
Metropolitan Washington Airports Authority ,
Revenue, 2010-A, Refunding, 5%, 10/01/35 .............................. 12,000,000 12,191,040
Revenue, 2019A, Refunding, 5%, 10/01/49 .............................. 5,000,000 5,904,450
Washington Metropolitan Area Transit Authority , Revenue , 2017B , 5% , 7/01/42 .....
5,000,000 5,854,650
23,950,140
Puerto Rico 1.4%
a
Puerto Rico Electric Power Authority ,
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 5,200,000 3,237,000
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 8,400,000 5,208,000
8,445,000
Total U.S. Territories .................................................................... 32,395,140
Total Municipal Bonds (Cost $525,207,894) .....................................
555,110,135
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 140 .
Short Term Investments 7.8%
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 7.8%
Virginia 7.8%
b
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.06% ,
10/01/48 ........................................................ $ 31,370,000 $ 31,370,000
b
Virginia College Building Authority , University of Richmond , Revenue , 2006 , SPA Wells
Fargo Bank NA , Daily VRDN and Put , 0.07% , 11/01/36 ...................... 16,620,000 16,620,000
47,990,000
Total Municipal Bonds (Cost $47,990,000) ......................................
47,990,000
a
Total Investments (Cost $573,197,894) 98.5% ...................................
$603,100,135
Other Assets, less Liabilities 1.5% .............................................
9,001,369
Net Assets 100.0% ...........................................................
$612,101,504
a
Defaulted security or security for which income has been deemed uncollectible.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
1. Organization
Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S.
territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2020, investments in affiliated management investment companies were as follows:
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Municipal Bond ETF $19,265,675 $5,189,499 $— $ — $ (58,987) $ 24,396,187 915,000 $ 155,809
Total Affiliated Securities ...... $19,265,675 $5,189,499 $— $— $(58,987) $24,396,187 $155,809
Franklin High Yield Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Liberty Intermediate
Municipal Opportunities ETF ..... $2,604,000 $— $— — (109,500) 2,494,500 100,000 14,343
Total Affiliated Securities ...... $2,604,000 $— $— $— $(109,500) $2,494,500 $14,343

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
A summary of inputs used as of May 31, 2020, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 236,613,366 $ — $ 236,613,366
Total Investments in Securities ........... $— $236,613,366 $— $236,613,366
Franklin  Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 932,993,521 — 932,993,521
Short Term Investments ................... — 16,165,000 — 16,165,000
Total Investments in Securities ........... $— $949,158,521 $— $949,158,521
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 684,967,316 — 684,967,316
Short Term Investments ................... — 20,460,000 — 20,460,000
Total Investments in Securities ........... $— $705,427,316 $— $705,427,316
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 197,499,499 — 197,499,499
Short Term Investments ................... — 1,000,000 — 1,000,000
Total Investments in Securities ........... $— $198,499,499 $— $198,499,499
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 3,609,805,352 — 3,609,805,352
Short Term Investments ................... — 44,470,000 — 44,470,000
Total Investments in Securities ........... $— $3,654,275,352 $— $3,654,275,352
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 24,396,187 — — 24,396,187
Municipal Bonds ......................... — 853,350,065 — 853,350,065
Short Term Investments ................... — 229,770,000 — 229,770,000
Total Investments in Securities ........... $24,396,187 $1,083,120,065 $— $1,107,516,252
Franklin Florida Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 511,228,933 — 511,228,933
Short Term Investments ................... — 19,600,000 — 19,600,000
Total Investments in Securities ........... $— $530,828,933 $— $530,828,933
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 457,337,362 — 457,337,362
Short Term Investments ................... — 785,000 — 785,000
Total Investments in Securities ........... $— $458,122,362 $— $458,122,362
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 33,837,123 $ — $ — $ 33,837,123
Corporate Bonds ........................ — — 1,900,000 1,900,000
Municipal Bonds :
Alabama ............................. — 174,140,514 — 174,140,514
Arizona .............................. — 114,938,190 — 114,938,190
Arkansas ............................. — 12,172,910 — 12,172,910
California ............................. — 1,284,318,506 — 1,284,318,506
Colorado ............................. — 340,834,887 — 340,834,887
Connecticut ........................... — 24,457,086 — 24,457,086
Delaware ............................. — 1,118,410 — 1,118,410
Florida ............................... — 367,705,968 — 367,705,968
Georgia .............................. — 78,001,058 — 78,001,058
Idaho ................................ — 13,611,015 — 13,611,015
Illinois ............................... — 259,684,806 — 259,684,806
Indiana .............................. — 61,408,455 — 61,408,455
Iowa ................................ — 54,340,240 — 54,340,240
Kansas .............................. — 1,724,858 — 1,724,858
Kentucky ............................. — 63,858,915 — 63,858,915
Louisiana ............................. — 86,653,242 — 86,653,242
Maine ............................... — 21,445,926 — 21,445,926
Maryland ............................. — 43,852,066 — 43,852,066
Massachusetts ........................ — 80,131,641 — 80,131,641
Michigan ............................. — 287,777,680 — 287,777,680
Minnesota ............................ — 4,439,532 — 4,439,532
Mississippi ............................ — 62,253,766 — 62,253,766
Missouri .............................. — 69,557,304 — 69,557,304
Montana ............................. — 6,435,931 — 6,435,931
Nevada .............................. — 49,615,543 — 49,615,543
New Jersey ........................... — 199,396,527 — 199,396,527
New Mexico ........................... — 139,104,887 — 139,104,887
New York ............................. — 341,489,001 — 341,489,001
North Carolina ......................... — 33,854,298 — 33,854,298
North Dakota .......................... — 11,898,337 — 11,898,337
Ohio ................................ — 152,707,516 — 152,707,516
Oklahoma ............................ — 6,472,700 — 6,472,700
Oregon .............................. — 20,780,939 — 20,780,939
Pennsylvania .......................... — 149,339,048 — 149,339,048
Rhode Island .......................... — 8,664,611 — 8,664,611
South Carolina ......................... — 71,080,727 — 71,080,727
South Dakota .......................... — 12,511,908 — 12,511,908
Tennessee ............................ — 86,754,297 — 86,754,297
Texas ............................... — 513,457,727 — 513,457,727
Utah ................................ — 7,715,576 — 7,715,576
Virginia .............................. — 82,369,628 — 82,369,628
Washington ........................... — 95,753,432 9,160,250 104,913,682
West Virginia .......................... — 6,804,812 — 6,804,812
Wisconsin ............................ — 68,623,136 — 68,623,136
Wyoming ............................. — 7,987,662 — 7,987,662
U.S. Territories ..........................
District of Columbia ..................... — 183,474,195 — 183,474,195
Guam ............................... — 30,004,321 — 30,004,321
Pacific Islands ......................... — 9,639,639 — 9,639,639
Puerto Rico ........................... — 135,720,064 — 135,720,064
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund (continued)
Assets:
Municipal Bonds:
Short Term Investments ................... — $ 80,745,000 — $ 80,745,000
Total Investments in Securities ........... $33,837,123 $6,020,828,437 $11,060,250 $6,065,725,810
Franklin Kentucky Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 142,302,799 — 142,302,799
Short Term Investments ................... — 1,435,000 — 1,435,000
Total Investments in Securities ........... $— $143,737,799 $— $143,737,799
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 367,616,747 — 367,616,747
Total Investments in Securities ........... $— $367,616,747 $— $367,616,747
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 391,028,177 — 391,028,177
Short Term Investments ................... — 14,525,000 — 14,525,000
Total Investments in Securities ........... $— $405,553,177 $— $405,553,177
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 432,845,403 — 432,845,403
Short Term Investments ................... — 4,800,000 — 4,800,000
Total Investments in Securities ........... $— $437,645,403 $— $437,645,403
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 907,343,364 — 907,343,364
Short Term Investments ................... — 30,075,000 — 30,075,000
Total Investments in Securities ........... $— $937,418,364 $— $937,418,364
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 1,013,857,934 — 1,013,857,934
Short Term Investments ................... — 24,570,000 — 24,570,000
Total Investments in Securities ........... $— $1,038,427,934 $— $1,038,427,934
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 966,587,621 — 966,587,621
Short Term Investments ................... — 25,060,000 — 25,060,000
Total Investments in Securities ........... $— $991,647,621 $— $991,647,621
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
7. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Municipal Green Bond Fund
Assets:
Investments in Securities:
Commercial Mortgage-Backed Securities ...... $ — $ 103,839 $ — $ 103,839
Municipal Bonds ......................... — 4,896,444 — 4,896,444
Total Investments in Securities ........... $— $5,000,283 $— $5,000,283
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 841,779,833 — 841,779,833
Short Term Investments ................... — 3,835,000 — 3,835,000
Total Investments in Securities ........... $— $845,614,833 $— $845,614,833
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 808,498,050 — 808,498,050
Short Term Investments ................... — 28,390,000 — 28,390,000
Total Investments in Securities ........... $— $836,888,050 $— $836,888,050
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 1,570,995,815 — 1,570,995,815
Short Term Investments ................... — 5,265,000 — 5,265,000
Total Investments in Securities ........... $— $1,576,260,815 $— $1,576,260,815
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 1,222,278,514 — 1,222,278,514
Short Term Investments ................... — 51,730,000 — 51,730,000
Total Investments in Securities ........... $— $1,274,008,514 $— $1,274,008,514
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 1,024,370,180 — 1,024,370,180
Short Term Investments ................... — 58,785,000 — 58,785,000
Total Investments in Securities ........... $— $1,083,155,180 $— $1,083,155,180
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 555,110,135 — 555,110,135
Short Term Investments ................... — 47,990,000 — 47,990,000
Total Investments in Securities ........... $— $603,100,135 $— $603,100,135
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Abbreviations
Selected Portfolio
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
BHAC Berkshire Hathaway Assurance Corp.
COP Certificate of Participation
ETF Exchange-Traded Fund
ETM Escrow to Maturity
FGIC Financial Guaranty Insurance Co.
FHA Federal Housing Administration
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
GO General Obligation
LOC Letter of Credit
MAC Municipal Assurance Corp.
NATL National Reinsurance Corp.
PSF Permanent School Fund
SIFMA
Securities Industry and Financial Markets
Association
SPA Standby Purchase Agreement
XLCA XL Capital Assurance, Inc.
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.